UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08879

SUN CAPITAL ADVISERS TRUST

(Exact name of registrant as specified in charter)

One Sun Life Executive Park, Wellesley Hills, Massachusetts  02481

(Address of principal executive offices)  (Zip code)

John T. Donnelly

Sun Capital Advisers Trust

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 432-1102 x 3330

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

Item 1.	SCHEDULE OF INVESTMENTS.

SC ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 97.7%
AEROSPACE & DEFENSE – 0.6%
BAE Systems PLC	GB	97,500	$508,174

AIR FREIGHT & LOGISTICS – 0.3%
Oesterreichische Post AG	AT	7,400	253,268

AIRLINES – 0.4%
International Consolidated Airlines Group SA*	ES	81,400	296,421

AUTO COMPONENTS – 2.4%
Bridgestone Corp.	JP	26,600	557,391
GKN PLC	GB	112,200	361,602
Magna International, Inc.	CA	9,100	436,274
NGK Spark Plug Co., Ltd.	JP	20,000	273,143
Sumitomo Rubber Industries Ltd.	JP	27,900	285,105

			1,913,515

AUTOMOBILES – 3.9%
Daimler AG*	DE	5,800	409,755
Honda Motor Co., Ltd.	JP	6,300	236,685
Nissan Motor Co., Ltd.	JP	75,600	670,748
Renault SA*	FR	12,500	691,062
Toyota Motor Corp.	JP	28,000	1,127,675

			3,135,925

BEVERAGES – 0.7%
Asahi Breweries Ltd.	JP	20,400	339,183
Carlsberg A/S, Class B	DK	1,975	212,658

			551,841

BUILDING PRODUCTS – 1.1%
Asahi Glass Co., Ltd.	JP	53,000	666,482
Compagnie de Saint-Gobain	FR	4,000	244,921

			911,403

CAPITAL MARKETS – 1.2%
Credit Suisse Group AG	CH	8,600	365,442
Deutsche Bank AG	DE	10,500	617,321

			982,763

CHEMICALS – 4.6%
Agrium, Inc.	CA	4,100	378,621
Air Water, Inc.	JP	25,000	304,460
Arkema SA	FR	3,700	336,065
BASF SE	DE	6,600	570,845
Clariant AG*	CH	15,000	270,604
DIC Corp.	JP	80,000	185,622
JSR Corp.	JP	15,400	309,000
Koninklijke DSM NV	NL	7,500	460,820
Linde AG	DE	1,100	173,742
Nippon Shokubai Co., Ltd.	JP	21,000	263,068
Teijin Ltd.	JP	47,000	210,195
Yara International ASA	NO	4,500	228,000

			3,691,042

	Country Code**	Shares	Value
COMMERCIAL BANKS – 14.0%
Australia & New Zealand Banking Group Ltd.	AU	31,300	$770,852
Banco Bilbao Vizcaya Argentaria SA	ES	29,000	351,847
Banco do Brasil SA	BR	8,100	146,605
Banco Santander SA	ES	54,800	636,211
Bank of China Ltd.	CN	182,000	101,312
Bank of Queensland Ltd.	AU	26,511	272,023
Barclays PLC	GB	62,761	279,441
Bendigo and Adelaide Bank Ltd.	AU	22,800	224,748
BNP Paribas	FR	10,519	769,377
Danske Bank A/S*	DK	8,533	189,354
DnB NOR ASA	NO	32,800	503,247
HSBC Holdings PLC	GB	80,125	823,919
Intesa Sanpaolo	IT	120,000	355,093
KB Financial Group, Inc. ADR*	KR	2,247	117,226
KBC GROEP NV*	BE	9,800	368,533
Lloyds Banking Group PLC*	GB	464,800	433,137
Mitsubishi UFJ Financial Group, Inc.	JP	158,800	733,099
Mizuho Financial Group, Inc.	JP	175,200	290,666
National Australia Bank, Ltd.	AU	35,900	959,892
National Bank of Canada	CA	5,000	406,343
Societe Generale	FR	16,854	1,095,149
Sumitomo Mitsui Financial Group, Inc.	JP	16,000	497,427
Turkiye Garanti Bankasi AS	TR	36,100	168,804
Turkiye Is Bankasi, C Shares	TR	30,700	98,221
Turkiye Vakiflar Bankasi T.A.O.	TR	42,900	107,247
UniCredit SpA	IT	242,068	598,294

			11,298,067

COMMERCIAL SERVICES & SUPPLIES – 0.5%
Rentokil Initial PLC*	GB	176,200	254,394
Toppan Printing Co., Ltd.	JP	22,000	173,503

			427,897

COMMUNICATIONS EQUIPMENT – 0.3%
Nokia OYJ	FI	28,500	243,755

COMPUTERS & PERIPHERALS – 1.1%
Fujitsu Ltd.	JP	69,000	389,878
Toshiba Corp.	JP	98,000	479,514

			869,392

CONSTRUCTION & ENGINEERING – 1.3%
Bouygues SA	FR	16,300	782,755
Hochtief AG	DE	2,200	236,644

			1,019,399

CONSTRUCTION MATERIALS – 0.5%
Boral Ltd.	AU	20,806	107,603
HeidelbergCement AG	DE	3,900	272,402

			380,005

SC ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
CONTAINERS & PACKAGING – 0.3%
Smurfit Kappa Group PLC*	IE	20,600	$262,457

DISTRIBUTORS – 0.3%
Inchcape PLC*	GB	43,900	243,950

DIVERSIFIED FINANCIAL SERVICES – 2.2%
Challenger Financial Services Group Ltd.	AU	37,800	192,755
ING Groep NV - CVA*	NL	93,300	1,180,899
Orix Corp.	JP	4,060	380,228

			1,753,882

DIVERSIFIED TELECOMMUNICATION SERVICES – 5.4%
Deutsche Telekom AG	DE	39,400	606,955
France Telecom SA	FR	26,300	589,276
Nippon Telegraph & Telephone Corp.	JP	15,600	700,481
Telecom Italia SpA	IT	421,200	647,663
Telecom Italia SpA RSP	IT	163,600	220,029
Telefonica SA	ES	26,400	660,920
Telekom Austria AG	AT	14,840	217,042
Telenor ASA	NO	16,500	271,507
Telstra Corp., Ltd.	AU	146,200	426,446

			4,340,319

ELECTRIC UTILITIES – 3.2%
E.ON AG	DE	33,700	1,029,220
EDP - Energias de Portugal SA	PT	102,000	397,235
Enel SpA	IT	47,928	302,124
Kyushu Electric Power Co., Inc.	JP	10,500	205,128
The Kansai Electric Power Co., Inc.	JP	11,300	246,024
The Tokyo Electric Power Co., Inc.	JP	71,500	400,565

			2,580,296

ELECTRICAL EQUIPMENT – 1.8%
Furukawa Electric Co., Ltd.	JP	54,000	218,129
Mitsubishi Electric Corp.	JP	38,000	448,618
Schneider Electric SA	FR	1,600	273,463
Sumitomo Electric Industries Ltd.	JP	37,800	523,056

			1,463,266

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.5%
AU Optronics Corp. ADR*	TW	7,374	64,744
Hitachi Ltd.	JP	41,000	213,428
LG Display Co., Ltd.*	KR	7,700	121,121

			399,293

ENERGY EQUIPMENT & SERVICES – 0.3%
Compagnie Generale de Geophysique-Veritas*	FR	6,413	231,257

FOOD & STAPLES RETAILING – 2.0%
Carrefour SA	FR	3,600	159,384
Delhaize Group	BE	8,435	686,762
Koninklijke Ahold NV	NL	36,600	491,100

	Country Code**	Shares	Value
Metro AG	DE	4,600	$314,319

			1,651,565

FOOD PRODUCTS – 2.1%
Ajinomoto Co., Inc.	JP	27,000	281,426
CSM NV	NL	7,600	268,729
Nestle SA	CH	19,286	1,105,507

			1,655,662

GAS UTILITIES – 0.3%
Tokyo Gas Co., Ltd.	JP	61,000	278,673

HEALTH CARE EQUIPMENT & SUPPLIES – 0.3%
Smith & Nephew PLC	GB	23,500	265,022

HEALTH CARE PROVIDERS & SERVICES – 0.1%
Medipal Holdings Corp.	JP	12,500	110,604

HOTELS, RESTAURANTS & LEISURE – 0.6%
Thomas Cook Group PLC	GB	42,500	116,313
Tui Travel PLC	GB	40,000	145,661
Whitbread PLC	GB	7,800	206,460

			468,434

HOUSEHOLD DURABLES – 1.4%
Sharp Corp.	JP	52,000	515,749
Sony Corp.	JP	18,900	605,309

			1,121,058

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 0.2%
Huaneng Power International, Inc.	CN	208,000	121,668

INDUSTRIAL CONGLOMERATES – 1.9%
Cookson Group PLC*	GB	24,900	275,417
Koninklijke Philips Electronics NV	NL	6,820	218,001
SembCorp Industries Ltd.	SG	67,000	276,930
Siemens AG	DE	5,700	781,227

			1,551,575

INSURANCE – 3.8%
Aegon NV*	NL	58,900	441,072
Allianz SE	DE	7,750	1,087,676
Aviva PLC	GB	79,300	550,578
Hannover Rueckversicherung AG	DE	3,900	212,931
Insurance Australia Group Ltd.	AU	44,800	166,356
Muenchener Rueckversicherungs AG	DE	3,850	605,640

			3,064,253

IT SERVICES – 0.7%
Cap Gemini SA	FR	9,800	569,222

LEISURE EQUIPMENT & PRODUCTS – 0.1%
Namco Bandai Holdings, Inc.	JP	10,600	115,583

MACHINERY – 0.3%
Charter International PLC	JE	18,000	233,315

SC ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
MEDIA – 1.5%
Informa PLC	JE	49,200	$328,887
Lagardere SCA	FR	2,600	111,002
Vivendi	FR	27,970	798,727

			1,238,616

METALS & MINING – 6.9%
Anglo American PLC	GB	6,200	318,969
BHP Billiton Ltd.	AU	5,000	240,797
BHP Billiton PLC	GB	23,200	915,549
Hindalco Industries, Ltd. GDR(1)	IN	26,390	123,769
JFE Holdings, Inc.	JP	13,700	400,887
KGHM Polska Miedz SA	PL	3,000	190,379
New Gold, Inc.*	CA	25,300	297,755
Rio Tinto PLC	GB	24,900	1,749,172
ThyssenKrupp AG	DE	9,800	400,407
Vale SA ADR	BR	4,100	121,032
Xstrata PLC	GB	36,407	850,947

			5,609,663

MULTI-LINE RETAIL – 0.5%
PPR	FR	2,700	413,829

MULTI-UTILITIES – 0.6%
Centrica PLC	GB	33,700	175,862
GDF Suez	FR	8,300	338,179

			514,041

OFFICE ELECTRONICS – 0.3%
Konica Minolta Holdings, Inc.	JP	29,500	247,193

OIL, GAS & CONSUMABLE FUELS – 8.7%
BP PLC	GB	102,200	744,329
China Petroleum & Chemical Corp.	CN	142,000	142,574
Eni SpA	IT	16,500	405,241
Gazprom OAO ADR	RU	3,700	119,658
JX Holdings, Inc.	JP	51,400	346,045
Lukoil ADR	RU	2,100	149,919
Nexen, Inc.	CA	22,560	562,429
OMV AG	AT	10,900	492,620
Penn West Petroleum Ltd.	CA	18,421	511,494
Royal Dutch Shell PLC, A Shares	GB	57,916	2,104,904
Suncor Energy, Inc.	CA	6,796	304,786
Total SA	FR	19,400	1,180,990

			7,064,989

PAPER & FOREST PRODUCTS – 1.1%
Mondi PLC	GB	33,200	319,290
Oji Paper Co., Ltd.	JP	55,000	261,180
UPM-Kymmene OYJ	FI	13,800	291,796

			872,266

PHARMACEUTICALS – 7.5%
AstraZeneca PLC	GB	28,600	1,313,547
Bayer AG	DE	9,200	712,409
GlaxoSmithKline PLC	GB	39,700	757,553
Novartis AG	CH	22,790	1,236,144
Novo Nordisk AS	DK	2,750	345,501

	Country Code**	Shares	Value
Roche Holding AG	CH	6,900	$985,607
Sanofi-Aventis SA	FR	10,500	736,218

			6,086,979

REAL ESTATE MANAGEMENT & DEVELOPMENT – 1.4%
Cheung Kong Holdings Ltd.	HK	27,000	440,828
Evergrande Real Estate Group Ltd.	KY	231,000	127,103
Mitsui Fudosan Co., Ltd.	JP	15,000	247,596
New World Development, Ltd.	HK	188,939	334,227

			1,149,754

ROAD & RAIL – 1.3%
East Japan Railway Co.	JP	5,200	289,132
FirstGroup PLC	GB	43,700	228,748
Nippon Express Co., Ltd.	JP	79,000	302,970
West Japan Railway Co.	JP	63	243,123

			1,063,973

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 0.4%
Samsung Electronics Co., Ltd. GDR	KR	300	127,830
Sumco Corp.*	JP	7,700	155,240

			283,070

SPECIALTY RETAIL – 0.5%
Esprit Holdings Ltd.	BM	83,207	381,882

TOBACCO – 2.0%
Imperial Tobacco Group PLC	GB	24,300	751,184
Japan Tobacco, Inc.	JP	232	838,134

			1,589,318

TRADING COMPANIES & DISTRIBUTORS – 2.6%
Marubeni Corp.	JP	29,000	208,836
Mitsubishi Corp.	JP	24,500	680,097
Mitsui & Co., Ltd.	JP	26,000	466,050
Rexel SA*	FR	18,500	467,077
Sumitomo Corp.	JP	18,900	270,162

			2,092,222

WIRELESS TELECOMMUNICATION SERVICES – 1.7%
Vodafone Group PLC	GB	478,400	1,354,547

Total Common Stocks (Cost $71,130,246)			78,926,563

EQUITY LINKED SECURITIES – 0.3%
COMMERCIAL BANKS – 0.2%
Hana Financial Group, Inc. (Deutsche Bank AG), expires 11/18/19*(1)	DE	3,400	147,074

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.0%+
AU Optronics Corp., (Credit Suisse Group AG), expires 2/17/12*(1)	CH	19,947	17,493

SC ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
METALS & MINING – 0.1%
Tata Steel Ltd., (Merrill Lynch & Co., Inc.), expires 12/23/14*(1)		7,300	$100,455

Total Equity Linked Securities (Cost $210,047)			265,022

PREFERRED STOCKS – 0.2%
AUTOMOBILES – 0.2%
Volkswagen AG (Cost $176,760)	DE	1,100	178,419

SHORT TERM INVESTMENTS – 1.8%
MUTUAL FUNDS – 1.8%
AllianceBernstein Government Short Term Investment Fund (Cost $1,458,800)		1,458,800	1,458,800

TOTAL INVESTMENTS – 100.0% (Cost $72,975,853)			80,828,804
Liabilities in excess of other assets –(0.0)%+			(21,286)

NET ASSETS – 100.0%			$80,807,518

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

AT	Austria
AU	Australia
BE	Belgium
BM	Bermuda
BR	Brazil
CA	Canada
CH	Switzerland
CN	China
DE	Germany
DK	Denmark
ES	Spain
FI	Finland
FR	France
GB	Great Britain
HK	Hong Kong
IE	Ireland
IN	India
IT	Italy
JE	Jersey
JP	Japan
KR	Korea, Republic of
KY	Cayman Islands
NL	Netherlands
NO	Norway
PL	Poland
PT	Portugal
RU	Russia
SG	Singapore
TR	Turkey
TW	Taiwan, Province of China

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.
+	Amount is less than 0.05%.
(1)	Eligible for resale under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $388,791, representing 0.5% of net assets.

Distribution of investments by country of issuer, as a percentage of net assets, is as follows. Figures may not total to 100% due to the exclusion of the Fund’s other assets and liabilities. (Unaudited)

Japan	22.5%
Great Britain	19.9
France	12.1
Germany	10.3
Switzerland	4.9
Australia	4.2
Netherlands	3.8
Canada	3.6
Italy	3.1
Spain	2.4
Other (individually less than 2%)	13.2

SC ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

(2)	At the period end, cash of $28,693 has been pledged to cover margin requirements for the following open futures contracts:

Type	Description	Expiration Date	Contracts	Aggregate Face Value ($)	Aggregate Notional Value ($)	Unrealized Appreciation ($)
Long	DJ Euro Stoxx 50 Index June Futures	6/17/11	9	356,258	362,746	6,488

(3)	At the period end, open forward foreign currency exchange contracts were as follows:

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation / (Depreciation) ($)
State Street Bank and Trust Co.	CAD	1,562,000	USD	1,579,725	5/16/11	(29,873)
State Street Bank and Trust Co.	CAD	735,000	USD	742,034	5/16/11	(15,363)
State Street Bank and Trust Co.	JPY	59,232,000	USD	711,453	5/16/11	(814)
State Street Bank and Trust Co.	USD	839,121	CAD	818,000	5/16/11	3,806
State Street Bank and Trust Co.	USD	713,991	JPY	59,232,000	5/16/11	(1,725)

Net unrealized depreciation						(43,969)

CAD	- Canadian Dollar
JPY	- Japanese Yen
USD	- United States Dollar

SC ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

(4)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

Assets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Aerospace & Defense	$—	$508,174	$—	$508,174
Air Freight & Logistics	—	253,268	—	253,268
Airlines	—	296,421	—	296,421
Auto Components	436,274	1,477,241	—	1,913,515
Automobiles	—	3,135,925	—	3,135,925
Beverages	—	551,841	—	551,841
Building Products	—	911,403	—	911,403
Capital Markets	—	982,763	—	982,763
Chemicals	378,621	3,312,421	—	3,691,042
Commercial Banks	670,174	10,627,893	—	11,298,067
Commercial Services & Supplies	—	427,897	—	427,897
Communications Equipment	—	243,755	—	243,755
Computers & Peripherals	—	869,392	—	869,392
Construction & Engineering	—	1,019,399	—	1,019,399
Construction Materials	—	380,005	—	380,005
Containers & Packaging	—	262,457	—	262,457
Distributors	—	243,950	—	243,950
Diversified Financial Services	—	1,753,882	—	1,753,882
Diversified Telecommunication Services	—	4,340,319	—	4,340,319
Electric Utilities	—	2,580,296	—	2,580,296
Electrical Equipment	—	1,463,266	—	1,463,266
Electronic Equipment, Instruments & Components	185,865	213,428	—	399,293
Energy Equipment & Services	—	231,257	—	231,257
Food & Staples Retailing	—	1,651,565	—	1,651,565
Food Products	—	1,655,662	—	1,655,662
Gas Utilities	—	278,673	—	278,673
Health Care Equipment & Supplies	—	265,022	—	265,022
Health Care Providers & Services	—	110,604	—	110,604
Hotels, Restaurants & Leisure	—	468,434	—	468,434
Household Durables	—	1,121,058	—	1,121,058
Independent Power Producers & Energy Traders	—	121,668	—	121,668
Industrial Conglomerates	—	1,551,575	—	1,551,575
Insurance	—	3,064,253	—	3,064,253
IT Services	—	569,222	—	569,222
Leisure Equipment & Products	—	115,583	—	115,583
Machinery	—	233,315	—	233,315
Media	—	1,238,616	—	1,238,616
Metals & Mining	418,787	5,190,876	—	5,609,663
Multi-Line Retail	—	413,829	—	413,829
Multi-Utilities	—	514,041	—	514,041
Office Electronics	—	247,193	—	247,193
Oil, Gas & Consumable Fuels	1,498,367	5,566,622	—	7,064,989
Paper & Forest Products	—	872,266	—	872,266
Pharmaceuticals	—	6,086,979	—	6,086,979
Real Estate Management & Development	—	1,149,754	—	1,149,754
Road & Rail	—	1,063,973	—	1,063,973
Semiconductors & Semiconductor Equipment	—	283,070	—	283,070
Specialty Retail	—	381,882	—	381,882
Tobacco	—	1,589,318	—	1,589,318
Trading Companies & Distributors	—	2,092,222	—	2,092,222
Wireless Telecommunication Services	—	1,354,547	—	1,354,547

SC ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

Total Common Stocks	3,588,088	75,338,475	—	78,926,563

Equity Linked Securities (a)	—	265,022	—	265,022
Preferred Stocks (a)	—	178,419	—	178,419
Short Term Investments
Mutual Funds	1,458,800	—	—	1,458,800

Total Investments	5,046,888	75,781,916	—	80,828,804

Financial Derivative Instruments
Futures Contracts	6,488	—	—	6,488
Forward Foreign Currency Exchange Contracts	—	3,806	—	3,806

Total Financial Derivative Instruments	$6,488	$3,806	$—	$10,294

Liabilities
Financial Derivative Instruments
Forward Foreign Currency Exchange Contracts	$—	$(47,775)	$—	$(47,775)

Total Financial Derivative Instruments	$—	$(47,775)	$—	$(47,775)

†	See Note 2b in the Notes to Portfolios of Investments for additional information.
(a)	See Portfolio of Investments for additional detailed categorizations.

SC BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 97.4%
AEROSPACE & DEFENSE – 0.6%
BAE Systems PLC	GB	19,096	$99,529
Cobham PLC	GB	6,926	25,577
Elbit Systems Ltd.	IL	112	6,237
European Aeronautic Defense and Space Co., NV*	NL	2,292	66,718
Finmeccanica SpA	IT	2,341	29,461
Rolls-Royce Group PLC*	GB	10,388	103,153
Safran SA	FR	940	33,224
Singapore Technologies Engineering Ltd.	SG	10,000	25,863
Thales SA	FR	563	22,456

			412,218

AIR FREIGHT & LOGISTICS – 0.3%
Deutsche Post AG	DE	4,594	82,815
TNT NV	NL	2,162	55,458
Toll Holdings Ltd.	AU	4,115	25,240
Yamato Holdings Co., Ltd.	JP	2,100	32,568

			196,081

AIRLINES – 0.2%
Air France-KLM*	FR	647	10,774
All Nippon Airways Co., Ltd.	JP	4,000	11,926
Cathay Pacific Airways Ltd.	HK	6,000	14,378
Deutsche Luftansa AG*	DE	1,352	28,654
International Consolidated Airlines Group SA*	ES	5,090	18,734
Qantas Airways Ltd.*	AU	5,315	11,985
Ryanair Holdings PLC ADR	IE	303	8,423
Singapore Airlines Ltd.	SG	3,000	32,701

			137,575

AUTO COMPONENTS – 0.7%
Aisin Seiki Co., Ltd.	JP	1,000	34,720
Bridgestone Corp.	JP	3,600	75,437
Compagnie Generale Des Etablissements Michelin	FR	981	82,860
Continental AG*	DE	301	27,160
Denso Corp.	JP	2,800	92,907
Koito Manufacturing Co., Ltd.	JP	1,000	16,026
NGK Spark Plug Co., Ltd.	JP	1,000	13,657
NHK Spring Co., Ltd.	JP	1,000	9,906
NOK Corp.	JP	500	8,860
Nokian Renkaat OYJ	FI	648	27,578
Pirelli & C. SpA	IT	1,139	10,008
Stanley Electric Co., Ltd.	JP	700	11,571
Sumitomo Rubber Industries Ltd.	JP	800	8,175
Toyoda Gosei Co., Ltd.	JP	300	6,250
Toyota Boshoku Corp.	JP	300	4,317
Toyota Industries Corp.	JP	1,100	33,273

			462,705

AUTOMOBILES – 3.0%
Bayerische Motoren Werke AG	DE	1,840	153,199
Daihatsu Motor Co., Ltd.	JP	1,000	14,571

	Country Code**	Shares	Value
Daimler AG*	DE	5,006	$353,661
Fiat SpA	IT	4,004	36,260
Fuji Heavy Industries Ltd.	JP	3,000	19,332
Honda Motor Co., Ltd.	JP	9,000	338,122
Isuzu Motors Ltd.	JP	6,000	23,732
Mazda Motor Corp.	JP	9,000	19,800
Mitsubishi Motors Corp.*	JP	23,000	28,204
Nissan Motor Co., Ltd.	JP	14,000	124,212
Peugeot SA*	FR	854	33,743
Renault SA*	FR	1,068	59,044
Suzuki Motor Corp.	JP	1,800	40,228
Toyota Motor Corp.	JP	15,300	616,194
Volkswagen AG	DE	176	27,013
Yamaha Motor Co., Ltd.*	JP	1,600	27,930

			1,915,245

BEVERAGES – 1.9%
Anheuser-Busch Inbev NV	BE	4,006	228,199
Asahi Breweries Ltd.	JP	2,200	36,579
Carlsberg A/S, Class B	DK	612	65,897
Coca-Cola Amatil Ltd.	AU	2,969	36,053
Coca-Cola Hellenic Bottling Co. SA	GR	1,059	28,440
Coca-Cola West Co., Ltd.	JP	300	5,717
Diageo PLC	GB	13,885	263,951
Foster’s Group Ltd.	AU	10,939	64,720
Heineken Holding NV	NL	661	31,775
Heineken NV	NL	1,438	78,573
Ito En Ltd.	JP	300	5,226
Kirin Holdings Co., Ltd.	JP	5,000	65,701
Pernod-Ricard SA	FR	1,109	103,573
SABMiller PLC	GB	5,285	187,156
Sapporo Holdings Ltd.	JP	1,000	3,727

			1,205,287

BIOTECHNOLOGY – 0.2%
Actelion Ltd.*	CH	581	33,431
CSL Ltd.	AU	3,046	112,572
Grifols SA	ES	663	11,557

			157,560

BUILDING PRODUCTS – 0.7%
Asahi Glass Co., Ltd.	JP	6,000	75,451
Assa Abloy AB	SE	1,822	52,392
Compagnie de Saint-Gobain	FR	2,250	137,768
Daikin Industries Ltd.	JP	1,400	41,926
Geberit AG	CH	204	44,420
JS Group Corp.	JP	1,400	36,355
Nippon Sheet Glass Co., Ltd.	JP	6,000	17,312
TOTO Ltd.	JP	2,000	16,085

			421,709

CAPITAL MARKETS – 2.2%
3i Group PLC	GB	5,742	27,533
Credit Suisse Group AG	CH	6,249	265,540
Daiwa Securities Group, Inc.	JP	9,000	41,332
Deutsche Bank AG	DE	5,164	303,605
GAM Holding AG*	CH	1,262	23,976
ICAP PLC	GB	3,315	28,079
Investec PLC	GB	2,998	22,974

SC BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Julius Baer Group, Ltd.	CH	1,198	$51,989
Macquarie Group Ltd.	AU	1,898	71,853
Man Group PLC	GB	9,335	36,824
Matsui Securities Co., Ltd.	JP	600	3,260
Mediobanca SpA	IT	2,741	28,046
Mizuho Securities Co., Ltd.	JP	3,000	7,971
Nomura Holdings, Inc.	JP	19,500	101,978
Ratos AB	SE	622	24,557
SBI Holdings, Inc.	JP	95	11,958
Schroders PLC	GB	541	15,066
UBS AG*	CH	20,189	362,237

			1,428,778

CHEMICALS – 3.5%
Air Liquide SA	FR	1,554	206,490
Air Water, Inc.	JP	1,000	12,178
Akzo Nobel NV	NL	1,267	87,050
Asahi Kasei Corp.	JP	7,000	47,211
BASF SE	DE	5,096	440,762
Daicel Chemical Industries Ltd.	JP	2,000	12,335
Denki Kagaku Kogyo KK	JP	3,000	14,787
Givaudan SA*	CH	44	44,240
Hitachi Chemical Co., Ltd.	JP	500	10,165
Incitec Pivot Ltd.	AU	8,529	38,199
Israel Chemicals Ltd.	IL	2,322	38,230
Johnson Matthey PLC	GB	1,124	33,538
JSR Corp.	JP	900	18,058
K+S AG	DE	816	61,603
Kaneka Corp.	JP	2,000	13,922
Kansai Paint Co., Ltd.	JP	1,000	8,668
Koninklijke DSM NV	NL	893	54,868
Kuraray Co., Ltd.	JP	1,800	23,198
Lanxess AG	DE	436	32,613
Linde AG	DE	946	149,418
Makhteshim-Agan Industries Ltd.*	IL	1,100	5,819
Mitsubishi Chemical Holdings Corp.	JP	7,500	47,157
Mitsubishi Gas Chemical Co., Inc.	JP	2,000	14,354
Mitsui Chemicals, Inc.	JP	6,000	21,207
Nissan Chemical Industries Ltd.	JP	700	7,237
Nitto Denko Corp.	JP	900	47,716
Novozymes A/S, Class B	DK	241	36,898
Orica Ltd.	AU	2,111	57,579
Shin-Etsu Chemical Co., Ltd.	JP	2,300	114,336
Showa Denko KK	JP	7,000	14,054
Sika AG	CH	13	31,308
Solvay SA	BE	310	36,724
Sumitomo Chemical Co., Ltd.	JP	9,000	44,903
Syngenta AG	CH	517	168,018
Taiyo Nippon Sanso Corp.	JP	2,000	16,663
Teijin Ltd.	JP	6,000	26,833
The Israel Corporation Ltd.*	IL	11	13,180
Tokuyama Corp.	JP	2,000	10,676
Toray Industries Inc.	JP	8,000	58,187
Tosoh Corp.	JP	2,000	7,189
Ube Industries Ltd.	JP	5,000	15,929
Umicore	BE	646	32,038

	Country Code**	Shares	Value
Wacker Chemie AG	DE	75	$16,868
Yara International ASA	NO	1,079	54,669

			2,247,075

COMMERCIAL BANKS – 12.5%
Alpha Bank AE*	GR	3,104	20,015
Aozora Bank Ltd.	JP	2,000	4,520
Australia & New Zealand Banking Group Ltd.	AU	14,209	349,937
Banca Carige SpA	IT	2,708	6,413
Banca Monte dei Paschi di Siena SpA*	IT	10,623	13,256
Banco Bilbao Vizcaya Argentaria SA	ES	23,667	287,143
Banco Comercial Portugues, SA	PT	13,489	11,011
Banco De Sabadell SA	ES	7,228	31,622
Banco De Valencia SA, Class A*	ES	1,041	4,662
Banco Espirito Santo SA	PT	2,514	10,297
Banco Popolare SC	IT	7,361	21,949
Banco Popular Espanol SA	ES	4,681	27,517
Banco Santander SA	ES	46,208	536,461
Bank Hapoalim BM*	IL	5,833	30,336
Bank Leumi Le-Israel	IL	6,697	34,291
Bank of Cyprus Public Co., Ltd.	CY	4,078	14,795
Bankinter SA	ES	1,360	9,329
Barclays PLC	GB	64,201	285,852
Bendigo and Adelaide Bank Ltd.	AU	1,748	17,231
BNP Paribas	FR	5,318	388,967
BOC Hong Kong Holdings Ltd.	HK	20,500	66,809
Chuo Mitsui Trust Holdings, Inc.	JP	5,000	17,733
Commerzbank AG*	DE	4,705	36,667
Commonwealth Bank of Australia	AU	8,593	465,740
Credit Agricole SA	FR	5,265	86,405
Danske Bank A/S*	DK	3,359	74,379
DBS Group Holdings Ltd.	SG	10,000	116,144
Dexia SA*	BE	2,653	10,332
DnB NOR ASA	NO	5,417	83,112
EFG Eurobank Ergasias SA*	GR	1,548	9,653
Erste Group Bank AG	AT	1,099	55,455
Fukuoka Financial Group, Inc.	JP	4,000	16,639
Hang Seng Bank Ltd.	HK	4,300	69,432
Hokuhoku Financial Group, Inc.	JP	6,000	11,686
HSBC Holdings PLC	GB	98,121	1,008,970
Intesa Sanpaolo	IT	42,945	127,079
Intesa Sanpaolo RSP	IT	4,465	11,801
Israel Discount Bank, Class A*	IL	3,663	7,724
KBC GROEP NV*	BE	843	31,701
Lloyds Banking Group PLC*	GB	226,556	211,123
Mitsubishi UFJ Financial Group, Inc.	JP	70,700	326,386
Mizrahi Tefahot Bank Ltd.	IL	588	6,640
Mizuho Financial Group, Inc.	JP	114,300	189,630

SC BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Mizuho Trust & Banking Co., Ltd.	JP	7,000	$6,312
National Australia Bank, Ltd.	AU	11,858	317,059
National Bank of Greece SA*	GR	5,525	49,094
Natixis*	FR	5,031	28,456
Nordea Bank AB	SE	14,675	160,656
Oversea-Chinese Banking Corp., Ltd.	SG	14,000	106,402
Raiffeisen Bank International AG	AT	234	12,986
Resona Holdings, Inc.	JP	10,200	48,560
Royal Bank of Scotland Group PLC*	GB	97,868	64,040
Sapporo Hokuyo Holdings, Inc.	JP	1,500	7,213
Senshu Ikeda Holdings, Inc.	JP	3,100	4,211
Seven Bank Ltd.	JP	3	6,041
Shinsei Bank Ltd.	JP	8,000	9,425
Skandinaviska Enskilda Banken AB, Class A	SE	7,844	69,966
Societe Generale	FR	3,532	229,504
Standard Chartered PLC	GB	13,009	337,452
Sumitomo Mitsui Financial Group, Inc.	JP	7,400	230,060
Suruga Bank Ltd.	JP	1,000	8,872
Svenska Handelsbanken AB	SE	2,783	91,269
Swedbank AB, Class A	SE	4,074	69,708
The 77 Bank Ltd.	JP	2,000	10,051
The Bank of East Asia Ltd.	HK	8,600	36,651
The Bank of Kyoto Ltd.	JP	2,000	17,697
The Bank of Yokohama Ltd.	JP	7,000	33,241
The Chiba Bank Ltd.	JP	4,000	22,409
The Chugoku Bank Ltd.	JP	1,000	11,349
The Governor & Co. of the Bank Of Ireland*	IE	16,271	5,073
The Gunma Bank Ltd.	JP	2,000	10,604
The Hachijuni Bank Ltd.	JP	2,000	11,517
The Hiroshima Bank Ltd.	JP	3,000	13,020
The Iyo Bank Ltd.	JP	2,000	16,663
The Joyo Bank Ltd.	JP	4,000	15,725
The Nishi-Nippon City Bank Ltd.	JP	3,000	8,620
The Shizuoka Bank Ltd.	JP	4,000	33,085
The Sumitomo Trust & Banking Co., Ltd.	JP	8,000	43,999
UniCredit SpA	IT	74,830	184,950
Unione Di Banche Italiane SCPA	IT	3,180	27,175
United Overseas Bank Ltd.	SG	7,000	104,403
Westpac Banking Corp.	AU	16,586	417,399
Wing Hang Bank Ltd.	HK	1,000	11,827
Yamaguchi Financial Group, Inc.	JP	1,000	9,257

			8,048,845

COMMERCIAL SERVICES & SUPPLIES – 0.5%
Aggreko PLC	GB	1,460	36,912
Babcock International Group PLC	GB	1,716	17,095
Brambles Ltd.	AU	8,204	60,079
Dai Nippon Printing Co., Ltd.	JP	3,000	36,535

	Country Code**	Shares	Value
Edenred*	FR	942	$28,429
G4S PLC	GB	7,387	30,265
Secom Co., Ltd.	JP	1,200	55,759
Securitas AB	SE	1,933	23,014
Serco Group PLC	GB	2,906	26,013
Societe BIC SA	FR	128	11,378
Toppan Printing Co., Ltd.	JP	3,000	23,660

			349,139

COMMUNICATIONS EQUIPMENT – 0.7%
Alcatel-lucent*	FR	13,312	76,425
Nokia OYJ	FI	21,023	179,805
Telefonaktiebolaget LM Ericsson	SE	16,509	212,905

			469,135

COMPUTERS & PERIPHERALS – 0.3%
Fujitsu Ltd.	JP	10,000	56,504
Logitech International SA*	CH	872	15,703
NEC Corp.*	JP	15,000	32,640
Seiko Epson Corp.	JP	600	9,608
Toshiba Corp.	JP	22,000	107,646

			222,101

CONSTRUCTION & ENGINEERING – 0.8%
Acs Actividades De Construccion Y Servicios SA	ES	742	34,786
Balfour Beatty PLC	GB	4,199	23,158
Bouygues SA	FR	1,327	63,725
Chiyoda Corp.	JP	1,000	9,161
Eiffage SA	FR	194	11,655
Ferrovial SA	ES	2,497	31,318
Fomento de Construcciones y Contratas SA	ES	244	8,078
Hochtief AG	DE	218	23,449
JGC Corp.	JP	1,000	23,407
Kajima Corp.	JP	4,000	11,205
Kinden Corp.	JP	1,000	9,101
Koninklijke Boskalis Westminster NV	NL	440	23,268
Leighton Holdings Ltd.	AU	826	25,195
Obayashi Corp.	JP	4,000	17,793
Shimizu Corp.	JP	3,000	13,344
Skanska AB, Class B	SE	2,091	44,027
Taisei Corp.	JP	5,000	12,323
Vinci SA	FR	2,445	152,791

			537,784

CONSTRUCTION MATERIALS – 0.6%
Boral Ltd.	AU	4,444	22,983
Cimpor Cimentos de Portugal SGPS SA	PT	965	6,994
CRH PLC	IE	3,846	88,299
Fletcher Building Ltd.	NZ	3,718	26,496
HeidelbergCement AG	DE	811	56,646
Holcim Ltd.	CH	1,386	104,422
Imerys SA	FR	181	13,269
James Hardie Industries SE*	IE	2,085	13,155
Lafarge SA	FR	1,122	69,988

			402,252

SC BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
CONSUMER FINANCE – 0.0%+
Aeon Credit Service Co., Ltd.	JP	400	$5,506
Credit Saison Co., Ltd.	JP	700	11,260

			16,766

CONTAINERS & PACKAGING – 0.1%
Amcor Ltd.	AU	7,135	52,103
Rexam PLC	GB	5,036	29,358
Toyo Seikan Kaisha Ltd.	JP	700	11,479

			92,940

DISTRIBUTORS – 0.2%
Canon Marketing Japan, Inc.	JP	300	3,726
Jardine Cycle & Carriage Ltd.	SG	1,000	29,036
Li & Fung Ltd.	BM	16,000	81,866

			114,628

DIVERSIFIED CONSUMER SERVICES – 0.0%+
Benesse Holdings, Inc.	JP	400	16,374

DIVERSIFIED FINANCIAL SERVICES – 1.3%
ASX Ltd.	AU	917	32,647
Cie Nationale a Portefeuille	BE	129	8,880
Criteria Caixacorp SA	ES	4,717	33,271
Deutsche Boerse AG	DE	1,063	80,672
Eurazeo	FR	139	10,870
Exor SpA	IT	336	10,338
Groupe Bruxelles Lambert SA	BE	422	39,406
Hong Kong Exchanges and Clearing Ltd.	HK	5,700	123,621
Industrivarden AB	SE	564	10,026
ING Groep NV - CVA*	NL	21,451	271,506
Investor AB	SE	2,630	63,834
Kinnevik Investment AB, Class B	SE	1,278	29,784
London Stock Exchange Group PLC	GB	714	9,536
Mitsubishi UFJ Lease & Finance Co., Ltd.	JP	280	11,226
Orix Corp.	JP	600	56,191
Pargesa Holding SA	CH	129	12,359
Pohjola Bank PLC	FI	662	9,025
Singapore Exchange Ltd.	SG	5,000	31,139

			844,331

DIVERSIFIED TELECOMMUNICATION SERVICES – 3.5%
Belgacom SA	BE	862	33,393
Bezeq Israeli Telecommunication Corp Ltd.	IL	10,141	30,071
BT Group PLC	GB	42,248	125,789
Cable & Wireless Worldwide PLC	GB	12,653	10,646
Deutsche Telekom AG	DE	15,833	243,907
Elisa OYJ	FI	637	14,020
France Telecom SA	FR	10,323	231,296
Hellenic Telecommunications Organization SA	GR	1,170	13,066
Iliad SA	FR	78	9,352
Inmarsat PLC	GB	2,636	25,541
Koninklijke KPN NV	NL	8,781	149,582

	Country Code**	Shares	Value
Nippon Telegraph & Telephone Corp.	JP	2,600	$116,747
PCCW Ltd.	HK	19,000	7,890
Portugal Telecom SGPS SA	PT	3,052	35,225
Singapore Telecommunications Ltd.	SG	44,000	105,418
Swisscom AG	CH	135	60,188
Tele2 AB, Class B	SE	1,660	38,345
Telecom Corp. of New Zealand Ltd.	NZ	9,198	14,106
Telecom Italia SpA	IT	51,689	79,480
Telecom Italia SpA RSP	IT	31,557	42,442
Telefonica SA	ES	22,788	570,494
Telekom Austria AG	AT	1,946	28,461
Telenor ASA	NO	4,625	76,104
TeliaSonera AB	SE	12,556	108,514
Telstra Corp., Ltd.	AU	24,448	71,312

			2,241,389

ELECTRIC UTILITIES – 2.6%
Acciona S.A	ES	122	13,258
Cheung Kong Infrastructure Holdings Ltd.	BM	2,000	9,449
Chubu Electric Power Co., Inc.	JP	3,500	77,843
CLP Holdings Ltd.	HK	10,500	85,244
Contact Energy Ltd.*	NZ	1,484	6,590
E.ON AG	DE	9,990	305,101
EDP - Energias de Portugal SA	PT	9,994	38,921
Electricite de France	FR	1,478	61,205
Enel SpA	IT	36,125	227,721
Fortum OYJ*	FI	2,452	83,260
Hokkaido Electric Power Co.	JP	900	17,453
Hokuriku Electric Power Co.	JP	900	20,385
Hongkong Electric Holdings Ltd.	HK	8,000	53,326
Iberdrola SA	ES	21,711	188,798
Kyushu Electric Power Co., Inc.	JP	2,000	39,072
Public Power Corp. SA	GR	560	9,730
Red Electrica Corp. SA	ES	611	34,723
Scottish & Southern Energy PLC	GB	5,205	105,292
Shikoku Electric Power Co., Inc.	JP	900	24,485
SP Ausnet	AU	6,581	5,990
Terna Rete Elettrica Nazionale SpA	IT	7,323	35,057
The Chugoku Electric Power Co., Inc.	JP	1,600	29,584
The Kansai Electric Power Co., Inc.	JP	4,200	91,443
The Tokyo Electric Power Co., Inc.	JP	8,200	45,939
Tohoku Electric Power Co., Inc.	JP	2,400	40,539
Verbund AG	AT	362	16,083

			1,666,491

ELECTRICAL EQUIPMENT – 1.6%
ABB Ltd.*	CH	12,216	293,397
Alstom SA	FR	1,160	68,594

SC BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Bekaert NV	BE	236	$26,921
Fuji Electric Holdings Co., Ltd.	JP	3,000	9,485
Furukawa Electric Co., Ltd.	JP	3,000	12,118
GS Yuasa Corp.	JP	2,000	13,297
Legrand SA	FR	827	34,405
Mabuchi Motor Co., Ltd.	JP	100	4,761
Mitsubishi Electric Corp.	JP	11,000	129,863
Nidec Corp.	JP	600	51,936
Prysmian SpA	IT	1,068	22,915
Schneider Electric SA	FR	1,361	232,614
Sumitomo Electric Industries Ltd.	JP	4,300	59,501
Ushio, Inc.	JP	500	9,780
Vestas Wind Systems A/S*	DK	1,067	46,280

			1,015,867

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 1.1%
Citizen Holdings Co., Ltd.	JP	1,200	6,910
Foxconn International Holdings Ltd.*	KY	10,000	6,004
FUJIFILM Holdings Corp.	JP	2,500	77,422
Hamamatsu Photonics KK	JP	400	15,845
Hirose Electric Co., Ltd.	JP	200	21,544
Hitachi High-Technologies Corp.	JP	300	5,983
Hitachi Ltd.	JP	25,000	130,140
Hoya Corp.	JP	2,500	57,045
Ibiden Co., Ltd.	JP	700	22,108
Keyence Corp.	JP	200	51,190
Kyocera Corp.	JP	900	91,212
Mitsumi Electric Co., Ltd.	JP	400	5,323
Murata Manufacturing Co., Ltd.	JP	1,100	79,214
Nippon Electric Glass Co., Ltd.	JP	2,000	28,324
Omron Corp.	JP	1,200	33,729
Shimadzu Corp.	JP	2,000	17,769
TDK Corp.	JP	700	41,362
Yaskawa Electric Corp.	JP	1,000	11,854
Yokogawa Electric Corp.*	JP	1,000	7,622

			710,600

ENERGY EQUIPMENT & SERVICES – 1.0%
Aker Solutions ASA	NO	1,022	23,488
Amec PLC	GB	1,734	33,186
Compagnie Generale de Geophysique-Veritas*	FR	825	29,750
Fugro NV	NL	386	34,015
Petrofac Ltd.	JE	1,463	34,946
Saipem SpA	IT	1,467	77,985
SBM Offshore NV	NL	1,001	29,053
Seadrill Ltd.	BM	1,605	58,044
Subsea 7 SA	LU	1,571	39,685
Technip SA	FR	572	61,001
Tenaris SA	LU	2,693	66,140
Transocean Ltd.*	CH	1,781	139,998
Worleyparsons Ltd.	AU	1,081	34,640

			661,931

FOOD & STAPLES RETAILING – 2.2%
Aeon Co., Ltd.	JP	3,600	41,721

	Country Code**	Shares	Value
Carrefour SA	FR	3,303	$146,235
Casino Guichard-Perrachon SA	FR	316	29,911
Colruyt SA	BE	461	24,278
Delhaize Group	BE	531	43,233
FamilyMart Co., Ltd.	JP	300	11,271
J Sainsbury PLC	GB	6,351	34,161
Jeronimo Martins SGPS SA	PT	1,380	22,198
Kesko OYJ, Class B	FI	320	14,966
Koninklijke Ahold NV	NL	6,446	86,493
Lawson, Inc.	JP	300	14,463
Metcash Ltd.	AU	3,673	15,804
Metro AG	DE	755	51,589
Olam International Ltd.	SG	6,000	13,328
Seven & I Holdings Co., Ltd.	JP	4,200	107,146
Tesco PLC	GB	44,763	273,591
UNY Co., Ltd.	JP	900	8,353
Wesfarmers Ltd.	AU	5,576	183,292
Wesfarmers Ltd. PPS	AU	877	29,200
William Morrison Supermarkets PLC	GB	12,389	54,853
Woolworths Ltd.	AU	6,632	184,392

			1,390,478

FOOD PRODUCTS – 3.4%
Ajinomoto Co., Inc.	JP	4,000	41,693
Aryzta AG	CH	516	26,404
Associated British Foods PLC	GB	1,866	29,695
Golden Agri-resources Ltd.	MU	32,000	17,517
Goodman Fielder Ltd.	AU	6,610	8,409
Groupe Danone	FR	3,198	208,912
Kerry Group PLC, Class A	IE	804	29,967
Kikkoman Corp.	JP	1,000	9,425
Lindt & Spruengli AG	CH	7	49,845
MEIJI Holdings Co., Ltd.	JP	400	16,086
Nestle SA	CH	19,224	1,101,953
Nippon Meat Packers, Inc.	JP	1,000	12,611
Nisshin Seifun Group Inc.	JP	1,000	11,529
Nissin Foods Holdings Co., Ltd.	JP	300	10,575
Parmalat SpA	IT	9,863	33,044
Suedzucker AG	DE	317	8,841
Toyo Suisan Kaisha Ltd.	JP	1,000	21,712
Unilever NV	NL	9,037	283,360
Unilever PLC	GB	7,153	218,022
Wilmar International Ltd.	SG	11,000	47,648
Yakult Honsha Co., Ltd.	JP	500	12,779
Yamazaki Baking Co., Ltd.	JP	1,000	11,649

			2,211,676

GAS UTILITIES – 0.4%
Enagas	ES	1,094	24,683
Gas Natural SDG SA	ES	1,842	34,602
Hong Kong & China Gas Co., Ltd.	HK	23,000	55,056
Osaka Gas Co., Ltd.	JP	11,000	43,905
Snam Rete Gas SpA	IT	7,480	42,042
Toho Gas Co., Ltd.	JP	2,000	10,315
Tokyo Gas Co., Ltd.	JP	14,000	63,958

			274,561

SC BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES – 0.6%
Biomerieux	FR	57	$5,978
Cochlear Ltd.	AU	336	28,842
Coloplast A/S, Class B	DK	109	15,787
Essilor International SA	FR	1,119	83,098
Getinge AB, Class B	SE	1,163	28,707
Olympus Corp.	JP	1,300	36,165
Smith & Nephew PLC	GB	5,098	57,493
Sonova Holding AG	CH	258	22,991
Straumann Holding AG	CH	37	9,515
Synthes, Inc.		311	42,054
Sysmex Corp.	JP	400	14,148
Terumo Corp.	JP	1,000	52,717
William Demant Holding A/S*	DK	112	9,699

			407,194

HEALTH CARE PROVIDERS & SERVICES – 0.3%
Alfresa Holdings Corp.	JP	200	7,682
Celesio AG	DE	367	9,014
Fresenius Medical Care AG & Co.	DE	1,087	73,004
Fresenius SE	DE	636	58,830
Medipal Holdings Corp.	JP	700	6,194
Miraca Holdings, Inc.	JP	300	11,487
Ramsay Health Care Ltd.	AU	629	12,420
Sonic Healthcare Ltd.	AU	2,247	27,844
Suzuken Co., Ltd.	JP	300	7,913

			214,388

HOTELS, RESTAURANTS & LEISURE – 0.9%
Accor SA	FR	769	34,553
Autogrill SpA*	IT	548	7,716
Carnival PLC	GB	954	37,525
Compass Group PLC	GB	10,729	96,470
Crown Ltd.	AU	2,790	23,519
Genting Singapore PLC*	IM	35,000	56,922
Intercontinental Hotels Group PLC	GB	1,513	31,019
McDonald’s Holdings Co. Japan Ltd.	JP	300	7,242
OPAP SA	GR	1,300	27,838
Oriental Land Co., Ltd.	JP	300	23,840
Sands China Ltd.*	KY	14,000	31,245
Shangri-La Asia Ltd.	BM	8,500	21,724
SJM Holdings Ltd.	HK	8,000	14,111
Sky City Entertainment Group Ltd.	NZ	2,754	7,102
Sodexo	FR	494	36,076
Tabcorp Holdings Ltd.	AU	3,926	30,416
Tatts Group Ltd.	AU	6,139	14,859
Thomas Cook Group PLC	GB	4,110	11,248
Tui AG*	DE	663	7,924
Tui Travel PLC	GB	2,677	9,748
Whitbread PLC	GB	1,027	27,184
Wynn Macau Ltd.	KY	9,600	26,843

			585,124

HOUSEHOLD DURABLES – 0.8%
Casio Computer Co., Ltd.	JP	1,100	8,702
Electrolux AB, Series B	SE	1,349	34,773

	Country Code**	Shares	Value
Husqvarna AB	SE	2,597	$22,259
Panosonic Corp.	JP	12,200	155,177
Rinnai Corp.	JP	200	13,272
Sekisui Chemical Co., Ltd.	JP	3,000	23,479
Sekisui House Ltd.	JP	3,000	28,132
Sharp Corp.	JP	6,000	59,509
Sony Corp.	JP	5,500	176,148

			521,451

HOUSEHOLD PRODUCTS – 0.4%
Henkel AG & Co. KGaA	DE	680	35,526
Reckitt Benckiser Group PLC	GB	3,432	176,290
Unicharm Corp.	JP	700	25,457

			237,273

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 0.2%
EDP Renovaveis SA*	ES	1,044	7,498
Electric Power Development Co., Ltd.	JP	600	18,480
Enel Green Power SPA*	IT	9,164	25,429
Iberdrola Renovables SA	ES	5,223	22,539
International Power PLC	GB	8,000	39,528

			113,474

INDUSTRIAL CONGLOMERATES – 1.9%
CSR Ltd.	AU	2,418	8,204
Delek Group Ltd.	IL	19	5,143
Fraser and Neave Ltd.	SG	5,000	23,840
Hankyu Hanshin Holdings, Inc.	JP	7,000	32,315
Hutchison Whampoa Ltd.	HK	12,000	142,083
Keppel Corp Ltd.	SG	7,000	68,306
Koninklijke Philips Electronics NV	NL	5,529	176,734
NWS Holdings Ltd.	BM	6,000	9,179
Orkla ASA	NO	4,041	39,166
SembCorp Industries Ltd.	SG	5,000	20,666
Siemens AG	DE	4,565	625,667
Smiths Group PLC	GB	2,285	47,543

			1,198,846

INSURANCE – 4.4%
Admiral Group PLC	GB	1,151	28,694
Aegon NV*	NL	9,457	70,819
Ageas	BE	11,699	33,242
AIA Group Ltd.*	HK	42,800	131,780
Allianz SE	DE	2,518	353,389
AMP Ltd.	AU	15,689	88,116
Assicurazioni Generali SpA	IT	6,512	141,016
Aviva PLC	GB	15,543	107,915
AXA SA	FR	9,527	199,082
Baloise Holding AG	CH	286	28,335
CNP Assurances	FR	711	15,094
Delta Lloyd NV	NL	359	9,555
Hannover Rueckversicherung AG	DE	289	15,779
Insurance Australia Group Ltd.	AU	10,887	40,427
Legal & General Group PLC	GB	33,459	61,833
Mapfre SA	ES	3,606	13,589
MS&AD Insurance Group Holdings, Inc.	JP	3,000	68,310

SC BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Muenchener Rueckversicherungs AG	DE	1,031	$162,186
NKSJ Holdings, Inc.	JP	8,000	52,224
Old Mutual PLC	GB	30,950	67,524
Prudential PLC	GB	13,933	157,912
QBE Insurance Group Ltd.	AU	5,827	106,500
Resolution Ltd.	GG	7,607	36,109
Rsa Insurance Group PLC	GB	18,275	38,551
Sampo OYJ, Class A	FI	2,349	74,936
SCOR SE	FR	1,002	27,286
Sony Financial Holdings, Inc.	JP	1,200	23,804
Standard Life PLC	GB	11,955	39,660
Suncorp Group Ltd.	AU	7,307	64,092
Swiss Life Holding AG*	CH	176	29,087
Swiss Reinsurance	CH	1,955	111,851
T&D Holdings, Inc.	JP	1,450	35,736
The Dai-ichi Life Insurance Co., Ltd.	JP	45	67,895
Tokio Marine Holdings, Inc.	JP	4,000	106,949
Tryg A/S	DK	122	7,175
Vienna Insurance Group AG Wiener Versicherung Gruppe	AT	184	10,509
Zurich Financial Services AG	CH	812	227,289

			2,854,250

INTERNET & CATALOG RETAIL – 0.1%
Dena Co., Ltd.	JP	400	14,451
Home Retail Group PLC	GB	3,987	12,351
Rakuten, Inc.	JP	41	36,869

			63,671

INTERNET SOFTWARE & SERVICES – 0.1%
Gree, Inc.	JP	400	6,708
United Internet AG	DE	575	10,349
Yahoo Japan Corp.	JP	83	29,696

			46,753

IT SERVICES – 0.3%
Amadeus IT Holding SA, Class A*	ES	1,234	23,609
Atos Origin SA*	FR	217	12,724
Cap Gemini SA	FR	866	50,301
Computershare Ltd.	AU	2,688	25,746
Indra Sistemas SA	ES	432	8,663
Itochu Techno-Solutions Corp.	JP	100	3,238
Nomura Research Institute Ltd.	JP	500	11,036
NTT Data Corp.	JP	8	24,727
Obic Co., Ltd.	JP	30	5,691
Otsuka Corp.	JP	100	6,432

			172,167

LEISURE EQUIPMENT & PRODUCTS – 0.2%
Namco Bandai Holdings, Inc.	JP	900	9,814
Nikon Corp.	JP	1,900	39,174
Sankyo Co., Ltd.	JP	300	15,382
Sega Sammy Holdings, Inc.	JP	1,000	17,384
Shimano, Inc.	JP	400	19,981
Yamaha Corp.	JP	800	9,069

			110,804

	Country Code**	Shares	Value
LIFE SCIENCES TOOLS & SERVICES – 0.1%
Lonza Group AG	CH	291	$24,411
QIAGEN NV*	NL	1,355	27,067

			51,478

MACHINERY – 3.0%
Alfa Laval AB	SE	1,768	38,403
Amada Co., Ltd.	JP	2,000	16,687
Atlas Copco AB, Shares A	SE	3,817	101,474
Atlas Copco AB, Shares B	SE	2,266	54,784
Cosco Corp. Singapore Ltd.	SG	5,000	8,132
FANUC Corp.	JP	1,100	166,494
Fiat Industrial SPA*	IT	4,384	62,938
GEA Group AG	DE	952	31,355
Hexagon AB, Class B	SE	1,329	31,731
Hino Motors Ltd.	JP	1,000	4,893
Hitachi Construction Machinery Co., Ltd.	JP	500	12,521
IHI Corp.	JP	8,000	19,524
Invensys PLC	GB	4,791	26,531
JTEKT Corp.	JP	1,100	14,309
Kawasaki Heavy Industries Ltd.	JP	8,000	35,201
Komatsu Ltd.	JP	5,300	180,001
Kone OYJ, Class B	FI	907	52,187
Kubota Corp.	JP	7,000	65,977
Kurita Water Industries Ltd.	JP	600	17,737
Makita Corp.	JP	600	27,915
Man AG	DE	589	73,456
Metso Corp.	FI	669	35,971
Minebea Co., Ltd.	JP	2,000	11,036
Mitsubishi Heavy Industries, Ltd.	JP	17,000	78,072
Mitsui Engineering & Shipbuilding Co., Ltd.	JP	3,000	7,177
Nabtesco Corp.	JP	500	12,575
NGK Insulators Ltd.	JP	1,000	17,877
NSK Ltd.	JP	3,000	25,860
NTN Corp.	JP	3,000	14,390
Sandvik AB	SE	5,607	105,799
Scania AB, Class A	SE	1,676	38,847
Schindler Holding AG	CH	381	45,851
Sembcorp Marine Ltd.	SG	4,000	18,532
SKF AB, Class B	SE	2,254	65,636
SMC Corp.	JP	300	49,375
Sumitomo Heavy Industries Ltd.	JP	3,000	19,584
The Japan Steel Works Ltd.	JP	2,000	15,653
The Weir Group PLC	GB	1,189	33,017
THK Co., Ltd.	JP	600	15,090
Vallourec SA	FR	620	69,555
Volvo AB*	SE	7,763	136,519
Wartsila OYJ	FI	886	34,593
Yangzijiang Shipbuilding Holdings Ltd.	SG	10,000	14,359
Zardoya Otis SA	ES	669	11,093

			1,918,711

SC BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
MARINE – 0.4%
AP Moller - Maersk A/S, Class A	DK	3	$27,570
AP Moller - Maersk A/S, Class B	DK	7	65,846
Kawasaki Kisen Kaisha Ltd.	JP	4,000	14,763
Kuehne & Nagel International AG	CH	283	39,592
Mitsui Osk Lines Ltd.	JP	6,000	34,552
Neptune Orient Lines Ltd.*	SG	4,000	6,156
Nippon Yusen KK	JP	9,000	35,165
Orient Overseas International Ltd.	BM	1,000	10,490

			234,134

MEDIA – 1.5%
Axel Springer AG	DE	71	11,476
British Sky Broadcasting Group PLC	GB	6,279	83,100
Dentsu, Inc.	JP	1,000	25,811
Eutelsat Communications	FR	605	24,166
Fairfax Media Ltd.	AU	10,137	13,526
Fuji Media Holdings, Inc.	JP	2	2,799
Gestevision Telecinco SA	ES	876	10,029
Hakuhodo Dy Holdings, Inc.	JP	110	5,805
ITV PLC*	GB	21,130	26,219
JC Decaux SA*	FR	318	10,672
Jupiter Telecommunications Co., Ltd.	JP	12	11,786
Kabel Deutschland Holding AG*	DE	259	13,728
Lagardere SCA	FR	674	28,775
Mediaset SpA	IT	4,190	26,626
Metropole Television SA	FR	309	8,075
Modern Times Group, Class B	SE	313	23,803
Pagesjaunes Groupe	FR	606	6,069
Pearson PLC	GB	4,489	79,286
Publicis Groupe SA	FR	652	36,568
Reed Elsevier NV	NL	4,006	51,550
Reed Elsevier PLC	GB	6,935	60,076
Sanoma OYJ	FI	387	8,759
SES SA	LU	1,569	40,414
Singapore Press Holdings Ltd.	SG	8,000	25,006
Societe Television Francaise 1	FR	562	10,318
Toho Co., Ltd.	JP	500	7,171
Vivendi	FR	6,859	195,870
Wolters Kluwer NV	NL	1,564	36,572
WPP PLC	JE	6,815	84,017

			968,072

METALS & MINING – 6.4%
Acerinox SA	ES	478	9,433
Alumina Ltd.	AU	13,749	34,984
Anglo American PLC	GB	7,322	376,692
Antofagasta PLC	GB	2,292	50,042
ArcelorMittal	LU	4,782	172,984
BHP Billiton Ltd.	AU	18,632	897,305
BHP Billiton PLC	GB	12,215	482,044
BlueScope Steel Ltd.	AU	11,309	23,102
Boliden AB	SE	1,545	33,290

	Country Code**	Shares	Value
Daido Steel Co., Ltd.	JP	2,000	$11,373
Dowa Holdings Co., Ltd.	JP	1,000	6,227
Eramet	FR	25	9,240
Eurasian Natural Resources Corp.	GB	1,576	23,677
Fortescue Metals Group Ltd.	AU	6,519	43,222
Fresnillo PLC	GB	1,077	26,659
Hitachi Metals Ltd.	JP	1,000	12,599
JFE Holdings, Inc.	JP	2,500	73,155
Kazakhmys PLC	GB	1,263	28,244
Kobe Steel Ltd.	JP	13,000	33,758
Lonmin PLC	GB	967	26,418
Macarthur Coal Ltd.	AU	840	10,079
Maruichi Steel Tube Ltd.	JP	200	4,941
Mitsubishi Materials Corp.	JP	6,000	20,341
Mitsui Mining & Smelting Co., Ltd.	JP	3,000	10,423
Newcrest Mining Ltd.	AU	4,267	175,748
Nippon Steel Corp.	JP	29,000	92,739
Nisshin Steel Co., Ltd.	JP	3,000	6,456
Norsk Hydro ASA	NO	4,669	38,296
OneSteel Ltd.	AU	6,377	16,094
Outokumpu OYJ	FI	613	10,616
OZ Minerals Ltd.	AU	16,959	27,979
Randgold Resources Ltd.	JE	477	38,015
Rautaruukki OYJ	FI	403	9,664
Rio Tinto Ltd.	AU	2,445	214,331
Rio Tinto PLC	GB	8,044	565,074
Salzgitter AG	DE	201	15,867
Sims Metal Management Ltd.	AU	781	14,145
SSAB AB, Class A	SE	865	13,697
Sumitomo Metal Industries Ltd.	JP	18,000	40,250
Sumitomo Metal Mining Co., Ltd.	JP	3,000	51,611
ThyssenKrupp AG	DE	1,846	75,424
Tokyo Steel Manufacturing Co., Ltd.	JP	500	5,837
Vedanta Resources PLC	GB	713	27,211
Voestalpine AG	AT	637	29,908
Xstrata PLC	GB	11,404	266,548
Yamato Kogyo Co., Ltd.	JP	200	6,660

			4,162,402

MULTI-LINE RETAIL – 0.3%
Harvey Norman Holdings Ltd.	AU	2,544	7,894
Isetan Mitsukoshi Holdings Ltd.	JP	2,300	20,711
J Front Retailing Co., Ltd.	JP	3,000	12,479
Lifestyle International Holdings Ltd.	KY	3,000	7,197
Marks & Spencer Group PLC	GB	9,215	49,773
Marui Group Co., Ltd.	JP	1,100	7,101
Next PLC	GB	1,034	32,843
PPR	FR	428	65,600
Takashimaya Co., Ltd.	JP	2,000	12,767

			216,365

MULTI-UTILITIES – 1.4%
A2A SpA	IT	5,251	8,506
AGL Energy Ltd.	AU	2,400	35,524
Centrica PLC	GB	28,474	148,590

SC BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
GDF Suez	FR	6,866	$279,752
National Grid PLC	GB	19,562	186,405
RWE AG	DE	2,303	146,692
Suez Environnement Co.	FR	1,521	31,471
United Utilities Group PLC	GB	3,569	33,866
Veolia Environnement	FR	1,987	61,782

			932,588

OFFICE ELECTRONICS – 0.6%
Brother Industries Ltd.	JP	1,500	22,037
Canon, Inc.	JP	6,300	274,176
Konica Minolta Holdings, Inc.	JP	2,500	20,949
Neopost SA	FR	152	13,315
Ricoh Co., Ltd.	JP	4,000	46,934

			377,411

OIL, GAS & CONSUMABLE FUELS – 7.3%
BG Group PLC	GB	18,782	467,317
BP PLC	GB	104,260	759,332
Cairn Energy PLC*	GB	8,177	60,616
Caltex Australia Ltd.	AU	646	10,424
Cosmo Oil Co., Ltd.	JP	3,000	9,341
Eni SpA	IT	14,443	354,721
Essar Energy Ltd.*	GB	1,560	11,840
Galp Energia SGPS SA	PT	1,345	28,792
Idemitsu Kosan Co., Ltd.	JP	100	11,710
Inpex Corp.	JP	12	91,032
Japan Petroleum Exploration Co., Ltd.	JP	200	10,002
JX Holdings, Inc.	JP	12,300	82,808
Neste Oil OYJ	FI	614	12,661
OMV AG	AT	785	35,478
Origin Energy Ltd.	AU	5,795	97,224
Paladin Energy Ltd.*	AU	3,268	12,203
Repsol YPF SA	ES	4,126	141,360
Royal Dutch Shell PLC, Class A	GB	19,671	714,432
Royal Dutch Shell PLC, Class B	GB	14,956	542,228
Santos Ltd.	AU	4,695	75,515
Showa Shell Sekiyu KK	JP	900	9,392
Statoilhydro ASA	NO	6,141	170,230
Tonengeneral Sekiyu KK	JP	2,000	24,693
Total SA	FR	11,726	713,830
Tullow Oil PLC	GB	4,946	114,890
Woodside Petroleum Ltd.	AU	3,462	167,587

			4,729,658

PAPER & FOREST PRODUCTS – 0.3%
Holmen AB, Class B	SE	253	8,746
Nippon Paper Group, Inc.	JP	500	10,651
Oji Paper Co., Ltd.	JP	5,000	23,744
Stora Enso OYJ	FI	3,047	36,294
Svenska Cellulosa AB, Class A	SE	3,332	53,634
UPM-Kymmene OYJ	FI	2,992	63,265

			196,334

PERSONAL PRODUCTS – 0.5%
Beiersdorf AG	DE	567	34,605
Kao Corp.	JP	3,000	74,838
L’oreal SA	FR	1,323	154,121

	Country Code**	Shares	Value
Shiseido Co., Ltd.	JP	1,800	$31,161

			294,725

PHARMACEUTICALS – 6.5%
Astellas Pharma, Inc.	JP	2,400	88,868
AstraZeneca PLC	GB	7,845	360,307
Bayer AG	DE	4,588	355,275
Chugai Pharmaceutical Co., Ltd.	JP	1,100	18,937
Daiichi Sankyo Co., Ltd.	JP	3,700	71,438
Dainippon Sumitomo Pharma Co., Ltd.	JP	800	7,454
Eisai Co., Ltd.	JP	1,400	50,224
Elan Corp. PLC*	IE	2,381	16,382
GlaxoSmithKline PLC	GB	28,821	549,961
Hisamitsu Pharmaceutical Co., Inc.	JP	400	16,134
Kyowa Hakko Kirin Co., Ltd.	JP	2,000	18,754
Merck KGaA	DE	365	32,940
Mitsubishi Tanabe Pharma Corp.	JP	1,200	19,476
Novartis AG	CH	11,707	634,995
Novo Nordisk AS	DK	2,323	291,854
Ono Pharmaceutical Co., Ltd.	JP	500	24,585
Orion OYJ, Class B	FI	445	10,797
Otsuka Holdings Co., Ltd.	JP	1,300	32,117
Roche Holding AG	CH	3,898	556,797
Sanofi-Aventis SA	FR	5,818	407,935
Santen Pharmaceutical Co., Ltd.	JP	400	15,941
Shionogi & Co.	JP	1,600	27,295
Shire PLC	JE	3,064	89,015
Taisho Pharmaceutical Co., Ltd.	JP	1,000	21,640
Takeda Pharmaceutical Co., Ltd.	JP	4,200	195,912
Teva Pharmaceutical Industries Ltd.	IL	5,193	260,527
Tsumura & Co.	JP	300	9,413
UCB SA	BE	618	23,468

			4,208,441

PROFESSIONAL SERVICES – 0.5%
Adecco SA	CH	644	42,349
Bureau Veritas SA	FR	302	23,719
Capita Group PLC	GB	3,209	38,249
Experian PLC	JE	5,681	70,356
Intertek Group PLC	GB	923	30,117
Randstad Holding NV*	NL	579	32,248
SGS SA	CH	32	56,962

			294,000

REAL ESTATE INVESTMENT TRUSTS – 1.4%
Ascendas Real Estate Investment Trust	SG	7,000	11,329
British Land Co. PLC	GB	4,633	41,063
Capital Shopping Centres Group PLC	GB	2,924	17,965
CapitaMall Trust	SG	11,000	16,406
CFS Retail Property Trust	AU	12,883	24,519
Corio NV	NL	362	25,323

SC BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Dexus Property Group	AU	29,186	$25,660
Fonciere Des Regions	FR	128	13,640
Gecina SA	FR	90	12,413
Goodman Group	AU	38,156	27,035
GPT Group	AU	10,050	32,641
Hammerson PLC	GB	4,053	29,057
ICADE	FR	111	13,698
Japan Prime Realty Investment Corp.	JP	3	8,100
Japan Real Estate Investment Corp.	JP	3	28,384
Japan Retail Fund Investment Corp.	JP	8	12,522
Klepierre	FR	585	23,744
Land Securities Group PLC	GB	4,445	52,303
Mirvac Group	AU	20,514	26,417
Nippon Building Fund, Inc.	JP	3	29,214
Nomura Real Estate Office Fund, Inc.	JP	2	13,537
Segro PLC	GB	4,532	23,374
Stockland	AU	13,860	53,187
The Link REIT	HK	11,500	36,074
Unibail-Rodamco	FR	515	111,559
Westfield Group	AU	12,074	116,645
Westfield Retail Trust	AU	16,656	45,138

			870,947

REAL ESTATE MANAGEMENT & DEVELOPMENT – 1.8%
Aeon Mall Co., Ltd.	JP	400	8,589
Capitaland Ltd.	SG	15,000	39,270
CapitaMalls Asia Ltd.	SG	7,000	9,885
Cheung Kong Holdings Ltd.	HK	8,000	130,616
City Developments Ltd.	SG	3,000	27,418
Daito Trust Construction Co., Ltd.	JP	400	27,555
Daiwa House Industry Co., Ltd.	JP	3,000	36,860
Global Logistic Properties Ltd.*	SG	8,000	11,868
Hang Lung Group, Ltd.	HK	5,000	31,208
Hang Lung Properties Ltd.	HK	13,000	56,739
Henderson Land Development Co., Ltd.	HK	6,000	41,576
Hopewell Holdings Ltd.	HK	2,500	7,456
Hysan Development Co., Ltd.	HK	3,000	12,342
Immofinanz AG*	AT	6,038	27,263
Keppel Land Ltd.	SG	4,000	14,248
Kerry Properties Ltd.	BM	3,500	17,548
Lend Lease Group	AU	3,118	29,252
Mitsubishi Estate Co. Ltd.	JP	7,000	118,406
Mitsui Fudosan Co., Ltd.	JP	5,000	82,532
New World Development, Ltd.	HK	15,000	26,534
Nomura Real Estate Holdings, Inc.	JP	500	7,580
NTT Urban Development Corp.	JP	6	5,028
Sino Land Co., Ltd.	HK	14,000	24,945
Sumitomo Realty & Development Co., Ltd.	JP	2,000	40,010
Sun Hung Kai Properties Ltd.	HK	8,000	126,707
Swire Pacific Ltd., Class A	HK	4,500	66,066
Tokyo Tatemono Co., Ltd.	JP	2,000	7,478

	Country Code**	Shares	Value
Tokyu Land Corp.	JP	2,000	$8,704
UOL Group Ltd.	SG	2,000	7,537
Wharf Holdings Ltd.	HK	8,700	60,173
Wheelock & Co., Ltd.	HK	5,000	18,769

			1,130,162

ROAD & RAIL – 0.8%
Asciano Group	AU	16,836	30,301
Central Japan Railway Co.	JP	8	63,381
ComfortDelGro Corp., Ltd.	SG	9,000	11,139
DSV A/S	DK	1,225	30,246
East Japan Railway Co.	JP	1,900	105,644
FirstGroup PLC	GB	2,304	12,060
Keikyu Corp.	JP	3,000	21,604
Keio Corp.	JP	3,000	17,925
Keisei Electric Railway Co., Ltd.	JP	2,000	11,469
Kintetsu Corp.	JP	10,000	32,099
MTR Corp.	HK	8,500	31,362
Nippon Express Co., Ltd.	JP	5,000	19,175
Odakyu Electric Railway Co., Ltd.	JP	4,000	33,710
QR National Ltd.*	AU	9,709	33,642
Tobu Railway Co., Ltd.	JP	5,000	20,438
Tokyu Corp.	JP	7,000	29,033
West Japan Railway Co.	JP	9	34,732

			537,960

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 0.7%
Advantest Corp.	JP	800	14,407
ARM Holdings PLC	GB	7,393	68,194
Asm Pacific Technology Ltd.	KY	900	11,281
Asml Holding NV	NL	2,423	106,794
Elpida Memory, Inc.*	JP	900	11,588
Infineon Technologies AG	DE	6,119	62,741
Renewable Energy Corp ASA*	NO	2,388	8,381
Rohm Co., Ltd.	JP	600	37,581
Shinko Electric Industries Co., Ltd.	JP	300	3,073
STMicroelectronics NV	NL	3,337	41,333
Sumco Corp.*	JP	600	12,097
Tokyo Electron Ltd.	JP	1,000	55,121

			432,591

SOFTWARE – 0.9%
Autonomy Corp. PLC*	GB	1,231	31,379
Dassault Systemes SA	FR	352	27,053
Konami Corp.	JP	400	7,406
NICE Systems Ltd.*	IL	300	11,077
Nintendo Co., Ltd.	JP	500	135,069
Oracle Corp.	JP	200	8,331
SAP AG	DE	4,764	291,666
Square Enix Holdings Co., Ltd.	JP	300	5,208
The Sage Group PLC	GB	6,900	30,783
Trend Micro, Inc.	JP	500	13,314

			561,286

SPECIALTY RETAIL – 0.7%
ABC-Mart, Inc.	JP	100	3,637
Esprit Holdings Ltd.	BM	6,600	30,291

SC BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Fast Retailing Co., Ltd.	JP	300	$37,545
Hennes & Mauritz AB	SE	5,672	188,351
Industria de Diseno Textil SA	ES	1,244	99,821
Kingfisher PLC	GB	13,735	54,181
Nitori Holdings Co., Ltd.	JP	200	17,576
Shimamura Co., Ltd.	JP	100	8,812
USS Co., Ltd.	JP	100	7,778
Yamada Denki Co., Ltd.	JP	430	29,001

			476,993

TEXTILES, APPAREL & LUXURY GOODS – 1.1%
Adidas AG	DE	1,161	73,145
Asics Corp.	JP	1,000	13,369
Billabong International Ltd.	AU	970	7,575
Burberry Group PLC	GB	2,281	42,959
Christian Dior SA	FR	370	52,085
Compagnie Financiere Richemont SA	CH	2,852	164,724
Luxottica Group SpA	IT	721	23,542
LVMH Moet Hennessy Louis Vuitton SA	FR	1,367	216,398
Nisshinbo Holdings, Inc.	JP	1,000	9,702
Pandora A/S*	DK	307	15,667
Puma AG Rudolf Dassler Sport	DE	25	7,332
Swatch Group AG	CH	381	93,020
Yue Yuen Industrial Holdings Ltd.	BM	3,500	11,069

			730,587

TOBACCO – 1.2%
British American Tobacco PLC	GB	11,078	444,638
Imperial Tobacco Group PLC	GB	5,650	174,658
Japan Tobacco, Inc.	JP	26	93,929
Swedish Match AB	SE	1,210	40,238

			753,463

TRADING COMPANIES & DISTRIBUTORS – 1.2%
Brenntag AG*	DE	184	20,434
Bunzl PLC	GB	2,010	24,006
ITOCHU Corp.	JP	8,100	84,817
Marubeni Corp.	JP	9,000	64,811
Mitsubishi Corp.	JP	7,500	208,193
Mitsui & Co., Ltd.	JP	9,500	170,287
Noble Group Ltd.	BM	21,000	35,653
Sojitz Corp.	JP	6,000	11,974
Sumitomo Corp.	JP	6,100	87,195
Toyota Tsusho Corp.	JP	1,300	21,443
Wolseley PLC*	JE	1,616	54,414

			783,227

TRANSPORTATION INFRASTRUCTURE – 0.4%
Abertis Infraestructuras SA	ES	1,665	36,173
Aeroports de Paris (ADP)	FR	142	13,081
Atlantia SpA	IT	1,572	36,024
Auckland International Airport Ltd.	NZ	4,393	7,424
Brisa Auto-estradas de Portugal SA	PT	862	5,831
Fraport AG	DE	176	12,898
Groupe Eurotunnel SA	FR	2,797	29,757
Hutchison Port Holdings Trust*	SG	29,000	28,631

	Country Code**	Shares	Value
Kamigumi Co., Ltd.	JP	2,000	$17,096
Koninklijke Vopak NV	NL	337	16,214
MAP Group	AU	1,783	5,607
Mitsubishi Logistics Corp.	JP	1,000	11,181
Transurban Group	AU	6,793	37,731

			257,648

WATER UTILITIES – 0.1%
Severn Trent PLC	GB	1,341	31,430

WIRELESS TELECOMMUNICATION SERVICES – 2.0%
Cellcom Israel Ltd.	IL	237	7,777
KDDI Corp.	JP	16	99,062
Millicom International Cellular SA	LU	398	38,086
Mobistar SA	BE	129	8,944
NTT DOCOMO, Inc.	JP	86	151,157
Partner Communications Co., Ltd.	IL	408	7,756
Softbank Corp.	JP	4,500	179,610
StarHub Ltd.	SG	3,000	6,426
Vodafone Group PLC	GB	289,615	820,019

			1,318,837

Total Common Stocks (Cost $59,427,727)			62,866,366

PREFERRED STOCKS – 0.4%
AUTOMOBILES – 0.3%
Bayerische Motoren Werke AG	DE	250	14,174
Porsche Automobil Holding SE	DE	458	29,994
Volkswagen AG	DE	940	152,466

			196,634

HOUSEHOLD PRODUCTS – 0.1%
Henkel AG & Co. KGaA	DE	1,016	62,937

MEDIA – 0.0%+
ProSiebenSat.1 Media AG	DE	367	10,743

MULTI-UTILITIES – 0.0%+
RWE AG	DE	187	11,356

Total Preferred Stocks (Cost $269,284)			281,670

RIGHTS – 0.0%+
AUTOMOBILES – 0.0%+
Porsche Automobil Holding SE expires 4/12/11* (Cost $4,132)	DE	458	3,970

SHORT TERM INVESTMENTS – 1.4%
MUTUAL FUNDS – 1.4%
State Street Institutional U.S. Government Money Market Fund (Cost $862,733)		862,733	862,733

SC BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

Value
TOTAL INVESTMENTS – 99.2% (Cost $60,563,876)	$64,014,739
Other assets less liabilities – 0.8%	535,988

NET ASSETS – 100.0%	$64,550,727

ADR	American Depositary Receipt
PPS	Price Protected Share
REIT	Real Estate Investment Trust

AT	Austria
AU	Australia
BE	Belgium
BM	Bermuda
CH	Switzerland
CY	Cyprus
DE	Germany
DK	Denmark
ES	Spain
FI	Finland
FR	France
GB	Great Britain
GG	Guernsey
GR	Greece
HK	Hong Kong
IE	Ireland
IL	Israel
IM	Isle of Man
IT	Italy
JE	Jersey
JP	Japan
KY	Cayman Islands
LU	Luxembourg
MU	Mauritius
NL	Netherlands
NO	Norway
NZ	New Zealand
PT	Portugal
SE	Sweden
SG	Singapore

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.
+	Amount is less than 0.05%.

Distribution of investments by country of issuer, as a percentage of net assets, is as follows. Figures may not total to 100% due to the exclusion of the Fund’s other assets and liabilities. (Unaudited)

Great Britain	20.2%
Japan	19.9
France	9.5
Australia	8.6
Germany	8.3
Switzerland	7.6
Spain	3.5
Sweden	3.1
Netherlands	2.9
Italy	2.7
Hong Kong	2.3
Other (individually less than 2%)	10.6

SC BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

(1)	At the period end, cash of $218,000 has been pledged to cover margin requirements for the following open futures contracts:

Type	Description	Expiration Date	Contracts	Aggregate Face Value ($)	Aggregate Notional Value ($)	Unrealized Appreciation / (Depreciation) ($)
Long	DJ Euro Stoxx 50 Index June Futures	6/17/11	2	81,323	80,610	(713)
Long	FTSE 100 Index June Futures	6/17/11	1	94,407	94,399	(8)
Long	MSCI EAFE E-Mini Index June Futures	6/17/11	14	1,136,396	1,180,900	44,504

Net unrealized appreciation						43,783

SC BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

(2)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

Assets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks (a)	$8,423	$62,857,943	$—	$62,866,366
Preferred Stocks (b)	—	281,670	—	281,670
Rights (b)	—	3,970	—	3,970
Short Term Investments
Mutual Funds	862,733	—	—	862,733

Total Investments	871,156	63,143,583	—	64,014,739

Financial Derivative Instruments
Futures Contracts	44,504	—	—	44,504

Total Financial Derivative Instruments	$44,504	$—	$—	$44,504

Liabilities
Financial Derivative Instruments
Futures Contracts	$(721)	$—	$—	$(721)

Total Financial Derivative Instruments	$(721)	$—	$—	$(721)

†	See Note 2b in the Notes to Portfolios of Investments for additional information.
(a)	See Portfolio of Investments for additional detailed categorizations of Level 2 Securities. The Level 1 security is within the Airlines industry in the Portfolio of Investments.
(b)	See Portfolio of Investments for additional detailed categorizations.

SC BLACKROCK LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 96.7%
AEROSPACE & DEFENSE – 2.7%
General Dynamics Corp.		3,563	$272,783
Goodrich Corp.		1,209	103,406
Honeywell International, Inc.		7,464	445,676
ITT Corp.		1,768	106,168
L-3 Communications Holdings, Inc.		1,078	84,418
Lockheed Martin Corp.		2,718	218,527
Northrop Grumman Corp.		2,772	173,832
Precision Castparts Corp.		1,358	199,871
Raytheon Co.		3,417	173,823
Rockwell Collins, Inc.		1,470	95,300
Textron, Inc.		2,615	71,625
The Boeing Co.		7,010	518,249
United Technologies Corp.		8,763	741,788

			3,205,466

AIR FREIGHT & LOGISTICS – 1.0%
C.H. Robinson Worldwide, Inc.		1,566	116,088
Expeditors International of Washington, Inc.		2,044	102,486
FedEx Corp.		2,999	280,556
United Parcel Services, Inc., Class B		9,398	698,459

			1,197,589

AIRLINES – 0.1%
Southwest Airlines Co.		7,028	88,764

AUTO COMPONENTS – 0.3%
Johnson Controls, Inc.		6,446	267,960
The Goodyear Tire & Rubber Co.*		2,388	35,772

			303,732

AUTOMOBILES – 0.5%
Ford Motor Co.*		36,010	536,909
Harley-Davidson, Inc.		2,269	96,410

			633,319

BEVERAGES – 2.3%
Brown-Forman Corp., Class B		996	68,027
Coca-Cola Enterprises, Inc.		3,101	84,657
Constellation Brands, Inc., Class A*		1,735	35,186
Dr Pepper Snapple Group, Inc.		2,119	78,742
Molson Coors Brewing Co., Class B		1,514	70,991
PepsiCo, Inc.		15,105	972,913
The Coca-Cola Co.		21,845	1,449,416

			2,759,932

BIOTECHNOLOGY – 1.2%
Amgen, Inc.*		8,858	473,460
Biogen Idec, Inc.*		2,278	167,182
Celgene Corp.*		4,447	255,836
Cephalon, Inc.*		701	53,122
Genzyme Corp.*		2,486	189,309

	Country Code**	Shares	Value
Gilead Sciences, Inc.*		7,571	$321,313

			1,460,222

BUILDING PRODUCTS – 0.0%+
Masco Corp.		3,330	46,354

CAPITAL MARKETS – 2.3%
Ameriprise Financial, Inc.		2,329	142,255
Bank of New York Mellon Corp.		11,820	353,063
E*TRADE Financial Corp.*		2,055	32,120
Federated Investors, Inc., Class B		924	24,717
Franklin Resources, Inc.		1,387	173,486
Invesco, Ltd.	BM	4,345	111,058
Janus Capital Group, Inc.		1,866	23,269
Legg Mason, Inc.		1,416	51,104
Morgan Stanley		14,713	401,959
Northern Trust Corp.		2,283	115,862
State Street Corp.		4,799	215,667
T Rowe Price Group, Inc.		2,484	164,987
The Charles Schwab Corp.		9,447	170,330
The Goldman Sachs Group, Inc.		4,956	785,377

			2,765,254

CHEMICALS – 2.1%
Air Products & Chemicals, Inc.		2,045	184,418
Airgas, Inc.		696	46,228
CF Industries Holdings, Inc.		687	93,975
E.I. du Pont de Nemours & Co.		8,774	482,307
Eastman Chemical Co.		662	65,750
Ecolab, Inc.		2,238	114,183
FMC Corp.		666	56,563
International Flavors & Fragrances, Inc.		745	46,414
Monsanto Co.		5,109	369,176
PPG Industries, Inc.		1,541	146,719
Praxair, Inc.		2,877	292,303
Sigma-Aldrich Corp.		1,157	73,631
The Dow Chemical Co.		11,117	419,667
The Sherwin-Williams Co.		860	72,231

			2,463,565

COMMERCIAL BANKS – 2.8%
BB&T Corp.		6,574	180,456
Comerica, Inc.		1,690	62,057
Fifth Third Bancorp		8,820	122,422
First Horizon National Corp.		2,524	28,294
Huntington Bancshares, Inc.		8,388	55,696
Keycorp		8,329	73,962
M&T Bank Corp.		1,157	102,360
Marshall & Ilsley Corp.		4,903	39,175
PNC Financial Services Group, Inc.		5,002	315,076
Regions Financial Corp.		12,127	88,042
Suntrust Banks, Inc.		5,101	147,113
U.S. Bancorp		18,296	483,563
Wells Fargo & Co.		50,160	1,590,072

SC BLACKROCK LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Zions Bancorporation		1,791	$41,300

			3,329,588

COMMERCIAL SERVICES & SUPPLIES – 0.5%
Avery Dennison Corp.		1,044	43,806
Cintas Corp.		1,164	35,234
Iron Mountain, Inc.		1,868	58,338
Pitney Bowes, Inc.		1,986	51,020
R.R. Donnelley & Sons Co.		2,028	38,370
Republic Services, Inc.		2,963	89,009
Stericycle, Inc.*		816	72,355
Waste Management, Inc.		4,524	168,926

			557,058

COMMUNICATIONS EQUIPMENT – 2.0%
Cisco Systems, Inc.		52,631	902,622
F5 Networks, Inc.*		766	78,568
Harris Corp.		1,193	59,173
JDS Uniphase Corp.*		2,146	44,722
Juniper Networks, Inc.*		5,090	214,187
Motorola Mobility Holdings, Inc.*		2,847	69,467
Motorola Solutions, Inc.*		3,209	143,410
QUALCOMM, Inc.		15,649	858,035
Tellabs, Inc.		3,383	17,727

			2,387,911

COMPUTERS & PERIPHERALS – 4.2%
Apple, Inc.*		8,773	3,056,952
Dell, Inc.*		15,915	230,927
EMC Corp.*		19,692	522,823
Hewlett-Packard Co.		20,680	847,259
Lexmark International, Inc., Class A*		779	28,854
NetApp, Inc.*		3,500	168,630
SanDisk Corp.*		2,279	105,039
Western Digital Corp.*		2,179	81,255

			5,041,739

CONSTRUCTION & ENGINEERING – 0.2%
Fluor Corp.		1,666	122,717
Jacobs Engineering Group, Inc.*		1,212	62,333
Quanta Services, Inc.*		2,081	46,677

			231,727

CONSTRUCTION MATERIALS – 0.1%
Vulcan Materials Co.		1,251	57,046

CONSUMER FINANCE – 0.7%
American Express Co.		9,958	450,102
Capital One Financial Corp.		4,370	227,065
Discover Financial Services		5,243	126,461
SLM Corp.*		5,007	76,607

			880,235

CONTAINERS & PACKAGING – 0.2%
Ball Corp.		1,579	56,607
Bemis Co.		1,054	34,582
Owens- Ilinois, Inc.*		1,522	45,949

	Country Code**	Shares	Value
Sealed Air Corp.		1,560	$41,590

			178,728

DISTRIBUTORS – 0.1%
Genuine Parts Co.		1,491	79,977

DIVERSIFIED CONSUMER SERVICES – 0.1%
Apollo Group, Inc., Class A*		1,145	47,758
DeVry, Inc.		608	33,483
H&R Block, Inc.		2,838	47,508

			128,749

DIVERSIFIED FINANCIAL SERVICES – 4.0%
Bank of America Corp.		96,367	1,284,572
Citigroup, Inc.*		276,647	1,222,780
CME Group, Inc.		642	193,595
IntercontinentalExchange, Inc.*		696	85,984
JP Morgan Chase & Co.		37,929	1,748,527
Leucadia National Corp.		1,895	71,138
Moody’s Corp.		1,866	63,276
NASDAQ OMX Group, Inc.*		1,446	37,365
NYSE Euronext		2,517	88,523

			4,795,760

DIVERSIFIED TELECOMMUNICATION SERVICES – 2.6%
AT&T, Inc.		56,285	1,722,321
CenturyLink, Inc.		2,883	119,789
Frontier Communications Corp.		9,600	78,912
Qwest Communications International, Inc.		16,428	112,203
Verizon Communications, Inc.		26,926	1,037,728
Windstream Corp.		4,887	62,896

			3,133,849

ELECTRIC UTILITIES – 1.6%
American Electric Power Co., Inc.		4,610	161,995
Duke Energy Corp.		12,701	230,523
Edison International		3,072	112,405
Entergy Corp.		1,689	113,518
Exelon Corp.		6,299	259,771
FirstEnergy Corp.		3,983	147,729
NextEra Energy, Inc.		4,006	220,811
Northeast Utilities		1,713	59,270
Pepco Holdings, Inc.		2,083	38,848
Pinnacle West Capital Corp.		1,010	43,218
PPL Corp.		4,568	115,570
Progress Energy, Inc.		2,771	127,854
Southern Co.		8,048	306,709

			1,938,221

ELECTRICAL EQUIPMENT – 0.5%
Emerson Electric Co.		7,179	419,469
Rockwell Automation, Inc.		1,343	127,115
Roper Industries, Inc.		921	79,630

			626,214

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.4%
Amphenol Corp., Class A		1,695	92,191

SC BLACKROCK LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Corning, Inc.		14,902	$307,428
Flir Systems, Inc.		1,484	51,361
Jabil Circuit, Inc.		1,922	39,267
Molex, Inc.		1,360	34,163

			524,410

ENERGY EQUIPMENT & SERVICES – 2.4%
Baker Hughes, Inc.		4,133	303,486
Cameron International Corp.*		2,336	133,386
Diamond Offshore Drilling, Inc.		647	50,272
FMC Technologies, Inc.*		1,156	109,219
Halliburton Co.		8,694	433,309
Helmerich & Payne, Inc.		1,023	70,270
Nabors Industries, Ltd.*	BM	2,720	82,634
National-Oilwell Varco, Inc.		4,008	317,714
Noble Corp.	CH	2,377	108,439
Rowan Cos., Inc.*		1,230	54,341
Schlumberger, Ltd.	AN	12,959	1,208,556

			2,871,626

FOOD & STAPLES RETAILING – 2.2%
Costco Wholesale Corp.		4,155	304,645
CVS Caremark Corp.		13,024	446,984
Kroger Co.		6,102	146,265
Safeway, Inc.		3,506	82,531
SUPERVALU, Inc.		1,882	16,806
Sysco Corp.		5,573	154,372
Wal-Mart Stores, Inc.		18,652	970,836
Walgreen Co.		8,780	352,429
Whole Foods Market, Inc.		1,422	93,710

			2,568,578

FOOD PRODUCTS – 1.6%
Archer-Daniels-Midland Co.		6,037	217,392
Campbell Soup Co.		1,717	56,850
ConAgra Foods, Inc.		4,121	97,874
Dean Foods Co.*		1,855	18,550
General Mills, Inc.		6,024	220,177
HJ Heinz Co.		3,042	148,510
Hormel Foods Corp.		1,358	37,807
Kellogg Co.		2,379	128,418
Kraft Foods, Inc., Class A		16,649	522,113
McCormick & Co., Inc.		1,243	59,453
Mead Johnson Nutrition Co., Class A		1,929	111,747
Sara Lee Corp.		5,937	104,907
The Hershey Co.		1,471	79,949
The J. M. Smucker Co.		1,140	81,385
Tyson Foods, Inc., Class A		2,781	53,367

			1,938,499

GAS UTILITIES – 0.1%
Nicor, Inc.		454	24,380
ONEOK, Inc.		1,027	68,685

			93,065

HEALTH CARE EQUIPMENT & SUPPLIES – 1.8%
Bard (C.R.), Inc.		799	79,349
Baxter International, Inc.		5,534	297,563

	Country Code**	Shares	Value
Becton, Dickinson & Co.		2,118	$168,635
Boston Scientific Corp.*		14,663	105,427
CareFusion Corp.*		2,154	60,743
Covidien PLC	IE	4,724	245,364
Dentsply International, Inc.		1,322	48,901
Edwards Lifesciences Corp.*		1,093	95,091
Intuitive Surgical, Inc.*		373	124,381
Medtronic, Inc.		10,208	401,685
St. Jude Medical, Inc.		3,077	157,727
Stryker Corp.		3,203	194,742
Varian Medical Systems, Inc.*		1,159	78,395
Zimmer Holdings, Inc.*		1,833	110,951

			2,168,954

HEALTH CARE PROVIDERS & SERVICES – 2.0%
Aetna, Inc.		3,630	135,871
AmerisourceBergen Corp.		2,609	103,212
Cardinal Health, Inc.		3,303	135,852
CIGNA Corp.		2,609	115,527
Coventry Health Care, Inc.*		1,390	44,327
DaVita, Inc.*		910	77,814
Express Scripts, Inc.*		5,028	279,607
Humana, Inc.*		1,622	113,443
Laboratory Corp. of America Holdings*		940	86,602
McKesson Corp.		2,407	190,273
Medco Health Solutions, Inc.*		3,832	215,205
Patterson Cos., Inc.		946	30,452
Quest Diagnostics, Inc.		1,503	86,753
Tenet Healthcare Corp.*		4,304	32,065
UnitedHealth Group, Inc.		10,411	470,577
WellPoint, Inc.		3,560	248,453

			2,366,033

HEALTH CARE TECHNOLOGY – 0.1%
Cerner Corp.*		680	75,616

HOTELS, RESTAURANTS & LEISURE – 1.6%
Carnival Corp.	PA	4,106	157,506
Darden Restaurants, Inc.		1,330	65,343
International Game Technology		2,774	45,022
Marriott International, Inc., Class A		2,738	97,418
McDonald’s Corp.		9,933	755,802
Starbucks Corp.		7,099	262,308
Starwood Hotels & Resorts Worldwide, Inc.		1,810	105,197
Wyndham Worldwide Corp.		1,686	53,632
Wynn Resorts, Ltd.		733	93,274
Yum! Brands, Inc.		4,430	227,614

			1,863,116

HOUSEHOLD DURABLES – 0.4%
D.R. Horton, Inc.		2,768	32,247
Fortune Brands, Inc.		1,479	91,535
Harman International Industries, Inc.		687	32,165
Leggett & Platt, Inc.		1,442	35,329
Lennar Corp., Class A		1,587	28,757
Newell Rubbermaid, Inc.		2,779	53,162

SC BLACKROCK LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Pulte Homes, Inc.*		3,359	$24,857
Stanley Black & Decker, Inc.		1,577	120,798
Whirlpool Corp.		733	62,569

			481,419

HOUSEHOLD PRODUCTS – 2.0%
Clorox Co.		1,307	91,581
Colgate-Palmolive Co.		4,701	379,653
Kimberly-Clark Corp.		3,833	250,180
The Procter & Gamble Co.		26,668	1,642,749

			2,364,163

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 0.2%
AES Corp.*		6,315	82,095
Constellation Energy Group		1,867	58,120
NRG Energy, Inc.*		2,411	51,933

			192,148

INDUSTRIAL CONGLOMERATES – 2.4%
3m Co.		6,777	633,650
General Electric Co.		101,105	2,027,155
Tyco International Ltd.	CH	4,486	200,838

			2,861,643

INSURANCE – 3.7%
ACE Ltd.	CH	3,213	207,881
Aflac, Inc.		4,494	237,193
American International Group, Inc.*		1,388	48,774
Aon Corp.		3,175	168,148
Assurant, Inc.		945	36,392
Berkshire Hathaway, Inc., Class B*		16,481	1,378,306
Cincinnati Financial Corp.		1,518	49,790
Genworth Financial Inc., Class A*		4,714	63,450
Lincoln National Corp.		3,044	91,442
Loews Corp.		3,020	130,132
Marsh & McLennan Cos., Inc.		5,176	154,297
MetLife, Inc.		10,044	449,268
Prudential Financial, Inc.		4,626	284,869
The Allstate Corp.		5,009	159,186
The Chubb Corp.		2,792	171,178
The Hartford Financial Services Group, Inc.		4,278	115,207
The Principal Financial Group, Inc.		3,090	99,220
The Progressive Corp.		6,338	133,922
Torchmark Corp.		759	50,458
Travelers Cos., Inc.		4,086	243,035
Unum Group		2,906	76,283
XL Group PLC	IE	2,912	71,635

			4,420,066

INTERNET & CATALOG RETAIL – 0.8%
Amazon.com, Inc.*		3,392	611,001
Expedia, Inc.		1,854	42,012
Netflix, Inc.*		423	100,390

	Country Code**	Shares	Value
Priceline.com, Inc.*		470	$238,027

			991,430

INTERNET SOFTWARE & SERVICES – 1.8%
Akamai Technologies, Inc.*		1,813	68,894
eBay, Inc.*		10,875	337,560
Google, Inc., Class A*		2,388	1,399,869
Monster Worldwide, Inc.*		1,313	20,877
VeriSign, Inc.		1,620	58,660
Yahoo!, Inc.*		12,471	207,642

			2,093,502

IT SERVICES – 3.0%
Automatic Data Processing, Inc.		4,725	242,440
Cognizant Technology Solutions Corp., Class A*		2,882	234,595
Computer Sciences Corp.		1,474	71,828
Fidelity National Information Services, Inc.		2,571	84,046
Fiserv, Inc.*		1,372	86,052
International Business Machines Corp.		11,606	1,892,590
Mastercard, Inc., Class A		916	230,575
Paychex, Inc.		3,099	97,185
SAIC, Inc.*		2,730	46,192
Teradata Corp.*		1,588	80,512
The Western Union Co.		6,116	127,029
Total System Services, Inc.		1,609	28,994
Visa, Inc., Class A		4,616	339,830

			3,561,868

LEISURE EQUIPMENT & PRODUCTS – 0.1%
Hasbro, Inc.		1,294	60,611
Mattel, Inc.		3,276	81,671

			142,282

LIFE SCIENCES TOOLS & SERVICES – 0.5%
Agilent Technologies, Inc.*		3,261	146,028
Life Technologies Corp.*		1,692	88,695
PerkinElmer, Inc.		1,046	27,478
Thermo Fisher Scientific, Inc.*		3,707	205,924
Waters Corp.*		879	76,385

			544,510

MACHINERY – 2.4%
Caterpillar, Inc.		6,082	677,231
Cummins, Inc.		1,873	205,318
Danaher Corp.		5,144	266,973
Deere & Co.		4,011	388,626
Dover Corp.		1,793	117,872
Eaton Corp.		3,238	179,515
Flowserve Corp.		534	68,779
Illinois Tool Works, Inc.		4,744	254,848
Ingersoll-Rand PLC	IE	3,135	151,452
Joy Global, Inc.		986	97,427
PACCAR, Inc.		3,456	180,921
Pall Corp.		1,080	62,219
Parker Hannifin Corp.		1,548	146,565

SC BLACKROCK LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Snap-On, Inc.		574	$34,474

			2,832,220

MEDIA – 3.2%
Cablevision Systems Corp., Class A		2,183	75,554
CBS Corp., Class B		6,450	161,508
Comcast Corp., Class A		26,432	653,399
DIRECTV, Class A*		7,532	352,497
Discovery Communications, Inc., Class A*		2,709	108,089
Gannett Co., Inc.		2,355	35,867
News Corp., Class A		21,737	381,702
Omnicom Group, Inc.		2,681	131,530
Scripps Networks Interactive, Inc., Class A		840	42,076
The Interpublic Group of Cos., Inc.		4,743	59,619
The McGraw-Hill Cos., Inc.		2,950	116,230
The Walt Disney Co.		18,080	779,067
The Washington Post Co., Class B		49	21,440
Time Warner Cable, Inc.		3,254	232,140
Time Warner, Inc.		10,437	372,601
Viacom, Inc.		5,709	265,583

			3,788,902

METALS & MINING – 1.2%
AK Steel Holding Corp.		1,119	17,658
Alcoa, Inc.		10,110	178,442
Allegheny Technologies, Inc.		947	64,131
Cliffs Natural Resources, Inc.		1,302	127,961
Freeport-McMoRan Copper & Gold, Inc.		9,010	500,505
Newmont Mining Corp.		4,698	256,417
Nucor Corp.		3,024	139,164
Titanium Metals Corp.*		799	14,845
United States Steel Corp.		1,356	73,143

			1,372,266

MULTI-LINE RETAIL – 0.7%
Big Lots, Inc.*		744	32,312
Family Dollar Stores, Inc.		1,216	62,405
J.C. Penney Co., Inc.		2,236	80,295
Kohl’s Corp.		2,764	146,603
Macy’s, Inc.		4,077	98,908
Nordstrom, Inc.		1,607	72,122
Sears Holdings Corp.*		428	35,374
Target Corp.		6,740	337,067

			865,086

MULTI-UTILITIES – 1.2%
Ameren Corp.		2,297	64,477
Centerpoint Energy, Inc.		4,056	71,223
CMS Energy Corp.		2,439	47,902
Consolidated Edison, Inc.		2,758	139,886
Dominion Resources, Inc.		5,529	247,146
DTE Energy Co.		1,605	78,581
Integrys Energy Group, Inc.		720	36,367
NiSource, Inc.		2,600	49,868

	Country Code**	Shares	Value
PG&E Corp.		3,770	$166,559
Public Service Enterprise Group, Inc.		4,814	151,689
SCANA Corp.		1,055	41,535
Sempra Energy		2,298	122,943
TECO Energy, Inc.		2,108	39,546
Wisconsin Energy Corp.		2,246	68,503
Xcel Energy, Inc.		4,590	109,655

			1,435,880

OFFICE ELECTRONICS – 0.1%
Xerox Corp.		13,436	143,093

OIL, GAS & CONSUMABLE FUELS – 10.4%
Anadarko Petroleum Corp.		4,724	386,990
Apache Corp.		3,644	477,073
Cabot Oil & Gas Corp.		970	51,381
Chesapeake Energy Corp.		6,231	208,863
Chevron Corp.		19,115	2,053,524
ConocoPhillips		13,599	1,086,016
Consol Energy, Inc.		2,175	116,645
Denbury Resources, Inc.*		3,867	94,355
Devon Energy Corp.		4,053	371,944
El Paso Corp.		6,775	121,950
EOG Resources, Inc.		2,554	302,675
EQT Corp.		1,427	71,207
Exxon Mobil Corp.		47,216	3,972,282
Hess Corp.		2,848	242,678
Marathon Oil Corp.		6,761	360,429
Massey Energy Co.		984	67,266
Murphy Oil Corp.		1,846	135,533
Newfield Exploration Co.*		1,276	96,989
Noble Energy, Inc.		1,672	161,599
Occidental Petroleum Corp.		7,739	808,648
Peabody Energy Corp.		2,592	186,520
Pioneer Natural Resources Co.		1,120	114,150
QEP Resources, Inc.		1,682	68,188
Range Resources Corp.		1,522	88,976
Southwestern Energy Co.*		3,336	143,348
Spectra Energy Corp.		6,171	167,728
Sunoco, Inc.		1,123	51,198
Tesoro Corp.*		1,407	37,750
The Williams Cos., Inc.		5,577	173,891
Valero Energy Corp.		5,441	162,251

			12,382,047

PAPER & FOREST PRODUCTS – 0.2%
International Paper Co.		4,145	125,096
MeadWestvaco Corp.		1,642	49,802

			174,898

PERSONAL PRODUCTS – 0.2%
Avon Products, Inc.		4,051	109,539
The Estee Lauder Cos., Inc., Class A		1,102	106,189

			215,728

PHARMACEUTICALS – 5.1%
Abbott Laboratories		14,733	722,654
Allergan, Inc.		2,895	205,603

SC BLACKROCK LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Bristol-Myers Squibb Co.		16,205	$428,298
Eli Lilly & Co.		9,696	341,008
Forest Laboratories, Inc.*		2,760	89,148
Hospira, Inc.*		1,577	87,050
Johnson & Johnson		26,044	1,543,107
Merck & Co., Inc.		29,353	968,942
Mylan, Inc.*		4,213	95,509
Pfizer, Inc.		76,125	1,546,099
Watson Pharmaceuticals, Inc.*		1,197	67,044

			6,094,462

PROFESSIONAL SERVICES – 0.1%
Equifax, Inc.		1,199	46,581
Robert Half International, Inc.		1,429	43,727
The Dun & Bradstreet Corp.		487	39,077

			129,385

REAL ESTATE INVESTMENT TRUSTS – 1.5%
Apartment Investment & Management Co.		1,170	29,800
AvalonBay Communities, Inc.		829	99,546
Boston Properties, Inc.		1,357	128,711
Equity Residential		2,797	157,779
HCP, Inc.		3,789	143,755
Health Care REIT, Inc.		1,685	88,361
Host Hotels & Resorts, Inc.		6,541	115,187
Kimco Realty Corp.		3,870	70,976
Plum Creek Timber Co., Inc.		1,551	67,639
ProLogis		5,463	87,299
Public Storage		1,336	148,176
Simon Property Group, Inc.		2,827	302,941
Ventas, Inc.		1,530	83,079
Vornado Realty Trust		1,561	136,588
Weyerhaeuser Co.		5,070	124,722

			1,784,559

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.1%
CB Richard Ellis Group, Inc., Class A*		2,773	74,039

ROAD & RAIL – 0.8%
CSX Corp.		3,512	276,043
Norfolk Southern Corp.		3,389	234,756
Ryder System, Inc.		465	23,529
Union Pacific Corp.		4,674	459,595

			993,923

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 2.4%
Advanced Micro Devices, Inc.*		5,606	48,212
Altera Corp.		3,057	134,569
Analog Devices, Inc.		2,823	111,170
Applied Materials, Inc.		12,534	195,781
Broadcom Corp., Class A		4,525	178,194
First Solar, Inc.*		522	83,958
Intel Corp.		52,275	1,054,387
Kla-Tencor Corp.		1,593	75,460
Linear Technology Corp.		2,131	71,666
LSI Corp.*		5,691	38,699

	Country Code**	Shares	Value
MEMC Electronic Materials, Inc.*		2,280	$29,549
Microchip Technology, Inc.		1,781	67,696
Micron Technology, Inc.*		8,275	94,832
National Semiconductor Corp.		2,374	34,043
Novellus Systems, Inc.*		889	33,009
NVIDIA Corp.*		5,594	103,265
Teradyne, Inc.*		1,831	32,610
Texas Instruments, Inc.		11,156	385,551
Xilinx, Inc.		2,520	82,656

			2,855,307

SOFTWARE – 3.5%
Adobe Systems, Inc.*		4,807	159,400
Autodesk, Inc.*		2,207	97,351
BMC Software, Inc.*		1,683	83,712
CA, Inc.		3,633	87,846
Citrix Systems, Inc.*		1,770	130,024
Compuware Corp.*		2,182	25,202
Electronic Arts, Inc.*		3,202	62,535
Intuit, Inc.*		2,607	138,432
Microsoft Corp.		70,418	1,785,800
Novell, Inc.*		3,535	20,963
Oracle Corp.		37,040	1,236,025
Red Hat, Inc.*		1,827	82,927
Salesforce.com, Inc.*		1,117	149,209
Symantec Corp.*		7,331	135,917

			4,195,343

SPECIALTY RETAIL – 1.8%
Abercrombie & Fitch Co., Class A		851	49,954
Autonation, Inc.*		643	22,743
AutoZone, Inc.*		250	68,390
Bed Bath & Beyond, Inc.*		2,449	118,213
Best Buy Co., Inc.		3,150	90,468
CarMax, Inc.*		2,127	68,277
GameStop Corp., Class A*		1,494	33,645
Limited Brands, Inc.		2,501	82,233
Lowe’s Cos., Inc.		13,135	347,158
O’Reilly Automotive, Inc.*		1,363	78,318
RadioShack Corp.		1,010	15,160
Ross Stores, Inc.		1,139	81,006
Staples, Inc.		6,907	134,134
The Gap, Inc.		4,131	93,608
The Home Depot, Inc.		15,601	578,173
Tiffany & Co.		1,198	73,605
TJX Cos., Inc.		3,791	188,526
Urban Outfitters, Inc.*		1,253	37,377

			2,160,988

TEXTILES, APPAREL & LUXURY GOODS – 0.5%
Coach, Inc.		2,824	146,961
Nike, Inc., Class B		3,644	275,851
Polo Ralph Lauren Corp.		618	76,415
VF Corp.		824	81,189

			580,416

THRIFT & MORTGAGE FINANCE – 0.1%
Hudson City Bancorp, Inc.		5,112	49,484

SC BLACKROCK LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
People’s United Financial, Inc.		3,536	$44,483

			93,967

TOBACCO – 1.6%
Altria Group, Inc.		19,915	518,387
Lorillard, Inc.		1,381	131,209
Philip Morris International, Inc.		17,111	1,122,995
Reynolds American, Inc.		3,253	115,579

			1,888,170

TRADING COMPANIES & DISTRIBUTORS – 0.1%
Fastenal Co.		1,388	89,984
W.W. Grainger, Inc.		563	77,514

			167,498

WIRELESS TELECOMMUNICATION SERVICES – 0.3%
American Tower Corp., Class A*		3,807	197,279
MetroPCS Communications, Inc.*		2,438	39,593
Sprint Nextel Corp.*		28,251	131,084

			367,956

Total Common Stocks (Cost $103,225,069)			115,010,060

SHORT TERM INVESTMENTS – 2.9%
MUTUAL FUNDS – 2.9%
State Street Institutional Treasury Plus Money Market Fund (Cost $3,515,801)		3,515,801	3,515,801

TOTAL INVESTMENTS – 99.6% (Cost $106,740,870)			118,525,861
Other assets less liabilities – 0.4%			439,116

NET ASSETS – 100.0%			$118,964,977

REIT	Real Estate Investment Trust

AN	Netherlands Antilles
BM	Bermuda
CH	Switzerland
IE	Ireland
PA	Panama

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.
+	Amount is less than 0.05%.

SC BLACKROCK LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

(1)	At the period end, cash of $454,000 has been pledged to cover margin requirements for the following open futures contracts:

Type	Description	Expiration Date	Contracts	Aggregate Face Value ($)	Aggregate Notional Value ($)	Unrealized Appreciation ($)
Long	S&P 500 E-Mini Index June Futures	6/17/11	60	3,899,128	3,963,000	63,872

SC BLACKROCK LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

(2)	Fair Value Measurements

All investments and financial derivative instruments are categorized as Level 1 under the fair value hierarchy. See Note 2b in the Notes to Portfolios of Investments for additional information.

SC BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 98.5%
AEROSPACE & DEFENSE – 1.8%
AAR Corp.*		5,781	$160,249
AeroVironment, Inc.*		2,676	93,580
American Science & Engineering, Inc.		1,316	121,546
Astronics Corp.*		1,701	42,814
Ceradyne, Inc.*		3,796	171,124
Cubic Corp.		2,247	129,203
Curtiss-Wright Corp.		6,730	236,492
DigitalGlobe, Inc.*		4,094	114,755
Ducommun, Inc.		2,147	51,313
Esterline Technologies Corp.*		4,295	303,742
GenCorp, Inc.*		10,830	64,763
Geoeye, Inc.*		3,590	149,272
Heico Corp.		4,331	270,774
Hexcel Corp.*		14,297	281,508
Kratos Defense & Security Solutions, Inc.*		4,346	61,887
Ladish Co., Inc.*		2,301	125,750
Moog, Inc.*		6,563	301,307
National Presto Industries, Inc.		704	79,327
Orbital Sciences Corp.*		8,797	166,439
Taser International, Inc.*		11,898	48,425
Teledyne Technologies, Inc.*		5,265	272,253
Triumph Group, Inc.		2,355	208,300

			3,454,823

AIR FREIGHT & LOGISTICS – 0.4%
Air Transport Services Group, Inc.*		8,490	71,741
Atlas Air Worldwide Holdings, Inc.*		3,870	269,816
Forward Air Corp.		4,569	139,948
HUB Group, Inc.*		5,656	204,691
Pacer International, Inc.*		7,500	39,450

			725,646

AIRLINES – 0.7%
AirTran Holdings, Inc.*		19,734	147,018
Alaska Air Group, Inc.*		5,145	326,296
Allegiant Travel Co.		2,326	101,902
Hawaiian Holdings, Inc.*		8,583	51,584
JetBlue Airways Corp.*		35,945	225,375
Republic Airways Holdings, Inc.*		8,537	54,893
SkyWest, Inc.		8,405	142,213
US Airways Group, Inc.*		23,997	209,014

			1,258,295

AUTO COMPONENTS – 1.0%
American Axle & Manufacturing Holdings, Inc.*		8,882	111,824
Amerigon, Inc.*		3,767	57,522
Cooper Tire & Rubber Co.		8,964	230,823
Dana Holding Corp.*		20,509	356,652
Dorman Products, Inc.*		1,739	73,195

	Country Code**	Shares	Value
Drew Industries, Inc.		3,037	$67,816
Exide Technologies*		11,660	130,359
Fuel Systems Solutions, Inc.*		2,458	74,182
Modine Manufacturing Co.*		7,055	113,868
Spartan Motors, Inc.		5,913	40,563
Standard Motor Products, Inc.		3,254	45,003
Stoneridge, Inc.*		2,866	41,901
Superior Industries International, Inc.		3,737	95,817
Tenneco, Inc.*		8,841	375,300

			1,814,825

AUTOMOBILES – 0.0%+
Winnebago Industries, Inc.*		4,783	63,949

BEVERAGES – 0.1%
Boston Beer Co., Inc.*		1,242	115,034
Coca-Cola Bottling Co. Consolidated		831	55,544
Heckmann Corp.*		14,245	93,305

			263,883

BIOTECHNOLOGY – 3.3%
Acorda Therapeutics, Inc.*		5,814	134,885
Alkermes, Inc.*		13,946	180,601
Allos Therapeutics, Inc.*		15,278	48,431
Alnylam Pharmaceuticals, Inc.*		6,032	57,726
AMAG Pharmaceuticals, Inc.*		3,659	61,105
Ardea Biosciences, Inc.*		2,589	74,278
Arena Pharmaceuticals, Inc.*		23,093	32,099
Ariad Pharmaceuticals, Inc.*		19,233	144,632
ArQule, Inc.*		8,327	59,621
Array Biopharma, Inc.*		11,912	36,451
Aveo Pharmaceuticals, Inc.*		2,262	30,288
AVI Biopharma, Inc.*		19,363	36,209
BioCryst Pharmaceuticals, Inc.*		6,077	23,032
BioMimetic Therapeutics, Inc.*		3,530	46,278
Celera Corp.*		13,315	107,985
Celldex Therapeutics, Inc.*		7,135	28,683
Cepheid, Inc.*		8,811	246,884
Chelsea Therapeutics International, Ltd.*		8,626	33,641
Clinical Data, Inc.*		2,529	76,629
Codexis, Inc.*		2,698	31,998
Cubist Pharmaceuticals, Inc.*		8,600	217,064
Cytori Therapeutics, Inc.*		8,022	62,812
Dyax Corp.*		21,993	35,409
Dynavax Technologies Corp.*		16,841	46,481
Emergent Biosolutions, Inc.*		3,093	74,727
Enzon Pharmaceuticals, Inc.*		7,629	83,156
Exact Sciences Corp.*		7,584	55,818
Exelixis, Inc.*		19,027	215,005
Genomic Health, Inc.*		2,371	58,327
Geron Corp.*		19,211	97,016
Halozyme Therapeutics, Inc.*		12,743	85,505
Idenix Pharmaceuticals, Inc.*		7,983	26,504
ImmunoGen, Inc.*		10,633	96,441
Immunomedics, Inc.*		11,942	45,618
Incyte Corp.*		13,283	210,536

SC BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
InterMune, Inc.*		7,190	$339,296
Ironwood Pharmaceuticals, Inc.*		3,748	52,472
Isis Pharmaceuticals, Inc.*		14,323	129,480
Keryx Biopharmaceuticals, Inc.*		9,364	46,820
Lexicon Genetics, Inc.*		31,910	53,609
Ligand Pharmaceuticals, Inc.*		4,006	40,060
Mannkind Corp.*		12,092	44,136
Medivation, Inc.*		5,387	100,414
Metabolix, Inc.*		4,671	49,092
Micromet, Inc.*		15,061	84,492
Momenta Pharmaceuticals, Inc.*		6,851	108,588
Nabi Biopharmaceuticals*		8,427	48,961
Neurocrine Biosciences, Inc.*		8,336	63,270
Novavax, Inc.*		16,176	41,896
NPS Pharmaceuticals, Inc.*		10,804	103,394
Omeros Corp.*		4,553	36,424
Onyx Pharmaceuticals, Inc.*		9,320	327,878
Opko Health, Inc.*		15,204	56,711
Orexigen Therapeutics, Inc.*		6,901	19,392
PDL BioPharma, Inc.		21,875	126,875
Pharmacyclics, Inc.*		8,223	48,433
Pharmasset Inc.*		4,773	375,683
Rigel Pharmaceuticals, Inc.*		9,179	65,263
Sangamo BioSciences, Inc.*		7,475	62,267
Savient Pharmaceuticals, Inc.*		10,470	110,982
Seattle Genetics, Inc.*		13,919	216,719
Siga Technologies, Inc.*		5,638	68,220
Spectrum Pharmaceuticals, Inc.*		8,478	75,369
SuperGen, Inc.*		11,199	34,717
Targacept, Inc.*		3,606	95,883
Theravance, Inc.*		9,913	240,093
Vanda Pharmaceuticals, Inc.*		4,954	36,115
Vical, Inc.*		14,232	42,127
Ziopharm Oncology, Inc.*		9,819	61,369

			6,308,375

BUILDING PRODUCTS – 0.6%
Aaon, Inc.		2,063	67,873
Ameron International Corp.		1,409	98,334
Apogee Enterprises, Inc.		4,933	65,066
Gibraltar Industries, Inc.*		4,952	59,078
Griffon Corp.*		7,092	93,118
Insteel Industries, Inc.		3,272	46,266
NCI Building Systems, Inc.*		3,448	43,686
Quanex Building Products Corp.		5,845	114,737
Simpson Manufacturing Co., Inc.		5,738	169,042
Smith A O Corp.		5,202	230,657
Trex Co., Inc.*		2,457	80,147
Universal Forest Products, Inc.		2,960	108,484

			1,176,488

CAPITAL MARKETS – 2.3%
American Capital, Ltd.*		49,934	494,347
Apollo Investment Corp.		30,333	365,816
Artio Global Investors, Inc.		4,910	79,346

	Country Code**	Shares	Value
BGC Partners, Inc.		9,122	$84,743
BlackRock Kelso Capital Corp.		11,335	114,824
Calamos Asset Management, Inc.		3,373	55,958
Capital Southwest Corp.		552	50,525
Cohen & Steers, Inc.		2,686	79,721
Cowen Group, Inc., Class A*		7,141	28,635
Diamond Hill Investment Group		523	41,840
Duff & Phelps Corp., Class A		4,675	74,707
Epoch Holding Corp.		2,561	40,413
Evercore Partners, Inc.		2,405	82,467
FBR Capital Markets Corp.*		11,287	40,407
Fifth Street Finance Corp.		9,846	131,444
Financial Engines, Inc.*		2,263	62,368
GAMCO Investors, Inc.		1,217	56,420
GFI Group, Inc.		11,361	57,032
Gladstone Capital Corp.		4,297	48,599
Gladstone Investment Corp.		5,121	39,739
Gleacher & Co., Inc.*		16,221	28,225
Harris & Harris Group, Inc.*		6,826	36,724
Hercules Technology Growth Capital, Inc.		7,138	78,518
HFF, Inc. Class A*		3,286	49,421
INTL FCStone, Inc.*		2,115	53,763
Internet Capital Group, Inc.*		5,602	79,548
Investment Technology Group, Inc.*		6,439	117,125
Kayne Anderson Energy Development Co.		2,261	44,225
KBW, Inc.		5,392	141,217
Knight Capital Group, Inc.*		14,625	195,975
Main Street Capital Corp.		3,371	62,195
MCG Capital Corp.		12,690	82,485
MF Global Holdings Ltd.*		16,689	138,185
MVC Capital, Inc.		4,126	56,609
NGP Capital Resources Co.		4,720	45,501
Oppenheimer Holdings, Inc., Class A		1,632	54,688
optionsXpress Holdings, Inc.		6,382	116,854
PennantPark Investment Corp.		7,371	87,862
Piper Jaffray Cos., Inc.*		2,270	94,046
Prospect Capital Corp.		12,927	157,839
Safeguard Scientifics, Inc.*		3,354	68,254
Stifel Financial Corp.*		4,909	352,417
SWS Group, Inc.		5,424	32,924
TICC Capital Corp.		5,367	58,339
Tradestation Group, Inc.*		6,805	47,771
Triangle Capital Corp.		3,113	56,221
Virtus Investment Partners, Inc.*		824	48,550

			4,414,832

CHEMICALS – 2.5%
Arch Chemicals, Inc.		3,303	137,372
Balchem Corp.		4,172	156,533
Calgon Carbon Corp.*		8,273	131,375
Ferro Corp.*		12,862	213,381
Fuller H B Co.		7,182	154,269
Georgia Gulf Corp.*		5,069	187,553

SC BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Hawkins, Inc.		1,419	$58,293
Innophos Holdings, Inc.		3,228	148,843
Koppers Holdings, Inc.		3,162	135,017
Kraton Performance Polymers, Inc.*		1,578	60,358
Landec Corp.*		5,399	35,094
LSB Industries, Inc.*		2,617	103,738
Minerals Technologies, Inc.		2,700	185,004
NewMarket Corp.		1,369	216,603
Olin Corp.		11,333	259,752
OM Group, Inc.*		4,525	165,343
Omnova Solutions, Inc.*		7,417	58,372
PolyOne Corp.		13,882	197,263
Quaker Chemical Corp.		1,739	69,856
Rockwood Holdings, Inc.*		7,550	371,611
Schulman A, Inc.		4,798	118,607
Senomyx, Inc.*		6,853	41,392
Sensient Technologies Corp.		7,089	254,070
Solutia, Inc.*		17,947	455,854
Spartech Corp.*		5,792	41,992
Stepan Co.		1,192	86,420
STR Holdings, Inc.*		4,303	82,532
TPC Group, Inc.*		1,267	36,578
W.R. Grace & Co.*		10,594	405,644
Westlake Chemical Corp.		2,773	155,843
Zep, Inc.		3,745	65,200
Zoltek Cos., Inc,*		4,607	61,872

			4,851,634

COMMERCIAL BANKS – 5.3%
1st Source Corp.		2,736	54,829
Ameris Bancorp*		4,961	50,404
Arrow Financial Corp.		1,940	47,996
Bancfirst Corp.		1,131	48,271
Banco Latinoamericano de Comercio Exterior SA, Class E	PA	4,575	79,879
Bank of Marin Bancorp		1,304	48,665
Bank Of The Ozarks, Inc.		1,891	82,656
Boston Private Financial Holdings, Inc.		12,368	87,442
Bryn Mawr Bank Corp.		2,165	44,534
Camden National Corp.		1,544	52,867
Cardinal Financial Corp.		5,141	59,944
Cathay General Bancorp		11,542	196,791
Center Financial Corp.*		6,404	47,005
Centerstate Banks, Inc.		5,583	39,081
Chemical Financial Corp.		4,092	81,554
Citizens & Northern Corp.		2,552	42,899
Citizens Republic Bancorp, Inc.*		66,883	59,519
City Holding Co.		2,532	89,531
Cobiz Financial, Inc.		6,536	45,425
Columbia Banking System, Inc.		6,063	116,228
Community Banking Systems, Inc.		4,915	119,287
Community Trust Bancorp, Inc.		2,234	61,815
CVB Financial Corp.		14,048	130,787
Danvers Bancorp, Inc.		3,087	66,124
Eagle Bancorp, Inc.*		3,184	44,735

	Country Code**	Shares	Value
Enterprise Financial Services Corp.		3,263	$45,910
F.N.B. Corp.		17,696	186,516
Financial Institutions, Inc.		2,638	46,165
First Bancorp		3,251	43,108
First Busey Corp.		12,694	64,485
First Commonwealth Financial Corp.		16,516	113,135
First Community Bancshares, Inc.		3,409	48,340
First Financial Bancorp		8,930	149,042
First Financial Bankshares, Inc.		2,949	151,490
First Financial Corp.		1,911	63,522
First Interstate BancSystem, Inc.		2,854	38,814
First Merchants Corp.		5,535	45,774
First Midwest Bancorp, Inc.		11,212	132,189
FirstMerit Corp.		15,678	267,467
Glacier Bancorp, Inc.		10,875	163,669
Great Southern Bancorp, Inc.		2,247	48,198
Hancock Holding Co.		3,473	114,053
Heartland Financial USA, Inc.		2,799	47,583
Home Bancshares, Inc.		3,590	81,672
Hudson Valley Holding Corp.		2,347	51,634
IBERIABANK Corp.		3,865	232,402
Independent Bank Corp. Massachusetts		3,440	92,914
International Bancshares Corp.		8,205	150,480
Investors Bancorp, Inc.*		6,985	104,007
Lakeland Bancorp, Inc.		4,377	45,433
Lakeland Financial Corp.		2,951	66,929
MainSource Financial Group, Inc.		4,362	43,664
MB Financial, Inc.		7,979	167,240
Nara Bancorp, Inc.*		6,334	60,933
National Penn Bancshares, Inc.		19,008	147,122
NBT Bancorp, Inc.		5,308	120,969
Northfield Bancorp, Inc.		3,240	44,712
Old National Bancorp		14,014	150,230
Oriental Financial Group	PR	7,039	88,339
Orrstown Financial Services, Inc.		1,609	45,052
Pacific Continental Corp.		4,469	45,539
PacWest Bancorp		4,893	106,423
Park National Corp.		1,768	118,138
Peoples Bancorp, Inc.		2,886	34,690
Pinnacle Financial Partners, Inc.*		5,308	87,794
PrivateBancorp, Inc.		7,933	121,296
Prosperity Bancshares, Inc.		6,673	285,404
Renasant Corp.		4,224	71,723
Republic Bancorp, Inc.		1,965	38,278
S&T Bancorp, Inc.		3,987	86,000
S.Y. Bancorp, Inc.		2,249	56,585
Sandy Spring Bancorp, Inc.		4,049	74,745
SCBT Financial Corp.		2,420	80,538
Signature Bank*		5,875	331,350
Simmons First National Corp., Class A		2,697	73,062
Southside Bancshares, Inc.		2,961	63,365

SC BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Southwest Bancorp, Inc.*		3,427	$48,629
State Bancorp, Inc.		3,951	41,051
Stellarone Corp.		4,222	59,952
Sterling Bancorp		5,664	56,697
Sterling Bancshares, Inc.		13,838	119,145
Suffolk Bancorp		2,253	47,268
Susquehanna Bancshares, Inc.		19,559	182,877
SVB Financial Group*		6,034	343,516
Texas Capital Bancshares Inc*		5,384	139,930
The Bancorp, Inc.*		5,362	49,491
The First of Long Island Corp.		1,599	44,372
Tompkins Financial Corp.		1,364	56,674
TowneBank		4,004	62,703
Trico Bancshares		3,063	49,957
Trustmark Corp.		9,169	214,738
UMB Financial Corp.		4,420	165,109
Umpqua Holdings Corp.		17,152	196,219
Union First Market Bankshares Corp.		3,648	41,040
United Bankshares, Inc.		5,778	153,233
United Community Banks, Inc.*		16,818	39,859
Univest Corp. Of Pennsylvania		3,234	57,306
Washington Banking Co.		3,310	46,671
Washington Trust Bancorp, Inc.		2,520	59,825
Webster Financial Corp.		10,353	221,865
WesBanco, Inc.		3,893	80,624
West Coast Bancorp*		13,948	48,400
Westamerica Bancorporation		4,085	209,846
Western Alliance Bancorp*		10,339	84,987
Whitney Holding Corp.		8,902	121,245
Wintrust Financial Corp.		5,108	187,719

			10,167,338

COMMERCIAL SERVICES & SUPPLIES – 2.5%
ABM Industries, Inc.		7,680	194,995
Acco Brands Corp.*		8,847	84,400
American Reprographics Co.*		5,929	61,365
APAC Customer Services, Inc.*		6,058	36,409
Cenveo, Inc.*		9,195	60,043
Clean Harbors, Inc.*		3,326	328,143
Consolidated Graphics, Inc.*		1,402	76,591
Courier Corp.		2,705	37,762
Deluxe Corp.		7,455	197,856
EnergySolutions, Inc.		14,389	85,759
Enernoc, Inc.*		3,334	63,713
Ennis, Inc.		4,533	77,197
G&K Services, Inc.		3,025	100,581
Geo Group, Inc.*		8,997	230,683
Healthcare Services Group, Inc.		9,817	172,583
Herman Miller, Inc.		8,578	235,809
Higher One Holdings, Inc.*		2,072	29,940
HNI Corp.		6,700	211,452
Innerworkings, Inc.*		4,571	33,734
Interface, Inc.		7,672	141,855
Kimball International, Inc.		6,254	43,778
Knoll, Inc.		7,239	151,730
M&F Worldwide Corp.*		1,912	48,029
McGrath Rentcorp.		3,781	103,108

	Country Code**	Shares	Value
Metalico, Inc.*		6,980	$43,416
Mine Safety Appliances Co.		3,923	143,856
Mobile Mini, Inc.*		5,573	133,864
Multi-color Corp.		2,231	45,089
Rollins, Inc.		9,131	185,359
Schawk, Inc.		1,860	36,158
Standard Parking Corp.*		3,084	54,772
Steelcase, Inc., Class A		11,752	133,738
SYKES Enterprises, Inc.*		6,467	127,853
Team, Inc.*		3,094	81,248
Tetra Tech, Inc.*		9,268	228,827
The Brink’s Co.		6,984	231,240
UniFirst Corp.		2,076	110,049
United Stationers, Inc.		3,553	252,441
US Ecology, Inc.		3,565	62,138
Viad Corp.		3,427	82,042

			4,759,605

COMMUNICATIONS EQUIPMENT – 3.0%
Acme Packet, Inc.*		6,889	488,843
ADTRAN, Inc.		9,070	385,112
Anaren, Inc.*		2,452	49,285
Arris Group, Inc.*		18,876	240,480
Aruba Networks, Inc.*		11,397	385,675
Aviat Networks, Inc.*		10,550	54,544
Bel Fuse, Inc., Class B		2,005	44,130
Bigband Networks*		11,997	30,592
Black Box Corp.		2,775	97,541
Blue Coat Systems, Inc.*		6,239	175,690
Comtech Telecommunications Corp.		4,030	109,535
DG Fastchannel, Inc.*		3,885	125,175
Digi International, Inc.*		4,335	45,778
EMS Technologies, Inc.*		2,609	51,280
Emulex Corp.*		12,915	137,803
Extreme Networks, Inc.*		14,956	52,346
Finisar Corp.*		13,202	324,769
Globecomm Systems Inc*		3,860	47,594
Harmonic, Inc.*		16,702	156,665
Infinera Corp.*		14,192	119,071
Interdigital, Inc.		6,400	305,344
Ixia*		5,118	81,274
KVH Industries, Inc.*		2,762	41,761
Loral Space & Communications, Inc.*		1,681	130,362
NETGEAR, Inc.*		5,257	170,537
Oclaro, Inc.*		7,803	89,813
Oplink Communications, Inc.*		3,104	60,497
Plantronics, Inc.		7,044	257,951
Powerwave Technologies, Inc.*		25,924	116,917
Riverbed Technology, Inc.*		19,651	739,860
Seachange International, Inc.*		5,240	49,780
Shoretel, Inc.*		7,644	62,910
Sonus Networks, Inc.*		29,993	112,774
Sycamore Networks, Inc.		3,019	73,754
Symmetricom, Inc.*		8,346	51,161
Tekelec, Inc.*		10,554	85,699
UTStarcom, Inc.*		20,192	47,451
Viasat, Inc.*		4,918	195,933

			5,795,686

SC BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMPUTERS & PERIPHERALS – 0.7%
Avid Technology, Inc.*		4,498	$100,305
Cray, Inc.*		5,854	37,758
Eletronics for Imaging, Inc.*		7,002	102,999
Hypercom Corp.*		7,219	86,845
Imation Corp.*		5,040	56,146
Immersion Corp.*		5,177	39,552
Intermec, Inc.*		7,787	84,022
Intevac, Inc.*		3,978	49,447
Novatel Wireless, Inc.*		5,696	31,100
Quantum Corp.*		35,672	89,893
Silicon Graphics International Corp.*		4,786	102,420
STEC, Inc.*		5,953	119,596
Stratasys, Inc.*		3,048	143,256
Super Micro Computer, Inc.*		3,962	63,551
Synaptics, Inc.*		5,017	135,559
Xyratex, Ltd.*	BM	4,854	54,268

			1,296,717

CONSTRUCTION & ENGINEERING – 0.8%
Comfort Systems USA, Inc.		5,928	83,407
Dycom Industries, Inc.*		5,376	93,220
EMCOR Group, Inc.*		9,472	293,348
Furmanite Corp.*		6,577	52,616
Granite Construction, Inc.		5,101	143,338
Great Lakes Dredge & Dock Co.		9,224	70,379
Insituform Technologies, Inc., Class A*		5,872	157,076
Layne Christensen Co.*		2,983	102,913
Mastec, Inc.*		7,848	163,238
Michael Baker Corp.*		1,435	41,715
Myr Group, Inc.*		3,179	76,042
Northwest Pipe Co.*		1,730	39,669
Orion Marine Group, Inc.*		4,901	52,637
Primoris Services Corp.		3,997	40,530
Sterling Construction Co., Inc.*		3,111	52,514
Tutor Perini Corp.		3,996	97,342

			1,559,984

CONSTRUCTION MATERIALS – 0.1%
Headwaters, Inc.*		10,628	62,705
Texas Industries, Inc.		3,058	138,314

			201,019

CONSUMER FINANCE – 0.6%
Advance America Cash Advance Centers, Inc.		9,737	51,606
Cash America International, Inc.		4,655	214,363
Credit Acceptance Corp.*		910	64,573
Dollar Financial Corp.*		5,872	121,844
EZCORP, Inc., Class A*		6,962	218,537
First Cash Financial Services, Inc.*		4,643	179,220
Nelnet, Inc., Class A		4,219	92,101
Netspend Holdings, Inc.*		5,300	55,756
World Acceptance Corp.*		2,524	164,565

			1,162,565

	Country Code**	Shares	Value
CONTAINERS & PACKAGING – 0.5%
Boise, Inc.		10,466	$95,869
Graham Packaging Co., Inc.*		2,658	46,329
Graphic Packaging Holding Co.*		17,539	95,061
Myers Industries, Inc.		5,916	58,746
Rock-Tenn Co.		5,566	386,002
Silgan Holdings, Inc.		7,013	267,476

			949,483

DISTRIBUTORS – 0.1%
Core-Mark Holding Co., Inc.*		1,904	62,927
Pool Corp.		7,384	178,028

			240,955

DIVERSIFIED CONSUMER SERVICES – 1.1%
American Public Education, Inc.*		2,832	114,554
Bridgepoint Education, Inc.*		3,303	56,481
Capella Education Co.*		2,585	128,707
Coinstar, Inc.*		4,679	214,860
Corinthian Colleges, Inc.*		14,023	61,982
Grand Canyon Education, Inc.*		5,032	72,964
K12, Inc.*		3,816	128,599
Lincoln Educational Services Corp.		2,671	42,442
Matthews International Corp.		4,531	174,670
Pre-Paid Legal Services, Inc.*		1,190	78,540
Regis Corp.		8,591	152,404
Sotheby’s		9,794	515,165
Steiner Leisure, Ltd.*	BS	2,392	110,654
Stewart Enterprises, Inc., Class A		12,390	94,660
Universal Technical Institute, Inc.		3,628	70,565

			2,017,247

DIVERSIFIED FINANCIAL SERVICES – 0.4%
Compass Diversified Holding		5,815	85,713
Encore Capital Group, Inc.*		2,338	55,387
Marketaxess Holdings, Inc.		4,390	106,238
Newstar Financial, Inc.*		5,031	54,939
PHH Corp.*		8,417	183,238
Pico Holdings, Inc.*		3,671	110,350
Portfolio Recovery Associates, Inc.*		2,555	217,507

			813,372

DIVERSIFIED TELECOMMUNICATION SERVICES – 0.7%
AboveNet, Inc.		3,210	208,201
Alaska Communications Systems, Inc.		6,770	72,101
Atlantic Tele-network, Inc.		1,449	53,888
Cbeyond, Inc.*		4,056	47,334
Cincinnati Bell, Inc.*		32,425	86,899
Cogent Communications Group, Inc.*		6,972	99,490
Consolidated Communications Holdings, Inc.		3,815	71,455

SC BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
General Communication, Inc. Class A*		6,216	$68,003
Global Crossing Ltd.*	BM	4,725	65,772
Hughes Communications, Inc.*		1,502	89,624
IDT Corp., Class B		2,090	56,326
Iridium Communications, Inc.*		5,387	42,934
Neutral Tandem, Inc.*		5,235	77,216
PAETEC Holding Corp.*		20,395	68,119
Premiere Global Services, Inc.*		8,504	64,801
Vonage Holdings Corp.*		16,929	77,196

			1,249,359

ELECTRIC UTILITIES – 1.2%
ALLETE, Inc.		4,406	171,702
Central Vermont Public Service Corp.		3,194	74,388
Cleco Corp.		8,467	290,333
El Paso Electric Co.*		6,377	193,861
IDACORP, Inc.		6,709	255,613
MGE Energy, Inc.		3,377	136,735
Otter Tail Corp.		5,505	125,129
PNM Resources, Inc.		13,758	205,269
Portland General Electric Co.		10,664	253,483
The Empire District Electric Co.		6,074	132,353
UIL Holdings Corp.		7,075	215,929
Unisource Energy Corp.		5,132	185,419
Unitil Corp.		3,070	72,329

			2,312,543

ELECTRICAL EQUIPMENT – 1.7%
A123 Systems, Inc.*		11,944	75,844
Acuity Brands, Inc.		6,249	365,504
Advanced Battery Technologies, Inc.*		11,320	21,961
American Superconductor Corp.*		7,441	185,058
AZZ, Inc.		1,907	86,959
Belden, Inc.		6,859	257,555
Brady Corp., Class A		7,019	250,508
Broadwind Energy, Inc.*		19,625	25,709
Capstone Turbine Corp.*		39,235	71,015
Encore Wire Corp.		2,908	70,781
Ener1, Inc.*		11,491	34,013
EnerSys*		7,052	280,317
Franklin Electric Co., Inc.		3,396	156,895
FuelCell Energy, Inc.*		19,446	41,614
Generac Holdings, Inc.*		3,119	63,285
GrafTech International Ltd.*		17,590	362,882
II-VI, Inc.*		3,691	183,627
Louisiana Barge, Inc.*		2,138	37,843
LSI Industries, Inc.		3,651	26,433
Polypore International, Inc.*		3,236	186,329
Powell Industries, Inc.*		1,445	56,991
Powersecure International, Inc.*		3,673	31,588
Satcon Technology Corp.*		18,732	72,306
Vicor Corp.		3,330	54,912
Woodward Governor Co.		8,900	307,584

			3,307,513

	Country Code**	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 2.6%
Anixter International, Inc.		3,975	$277,813
Benchmark Electronics, Inc.*		9,457	179,399
Brightpoint, Inc.*		10,621	115,132
Checkpoint Systems, Inc.*		6,039	135,757
Cognex Corp.		5,920	167,240
Coherent, Inc.*		3,666	213,031
Comverge Inc.*		5,671	26,427
CTS Corp.		5,610	60,588
Daktronics, Inc.		5,435	58,426
DTS, Inc.*		2,595	121,005
Echelon Corp.*		5,608	56,809
Electro Rent Corp.		3,090	53,086
Electro Scientific Industries, Inc.*		4,374	75,933
Fabrinet*	KY	1,695	34,171
FARO Technologies, Inc.*		2,500	100,000
Gerber Scientific, Inc.*		4,818	45,096
Insight Enterprises, Inc.*		7,224	123,025
IPG Photonics Corp.*		3,871	223,279
L-1 Identity Solutions, Inc.*		11,565	136,236
Littelfuse, Inc.		3,228	184,319
Maxwell Technologies, Inc.*		4,436	76,610
Measurement Specialties, Inc.*		2,254	76,771
Mercury Computer Systems, Inc.*		4,435	93,845
Methode Electronics, Inc.		6,169	74,522
Microvision, Inc.*		21,477	28,350
MTS Systems Corp.		2,344	106,769
Multi Fineline Electronix, Inc.*		1,545	43,600
Newport Corp.*		5,723	102,041
OSI Systems, Inc.*		2,544	95,476
Park Electrochemical Corp.		3,127	100,846
Plexus Corp.*		5,994	210,150
Power-One, Inc.*		10,386	90,878
Pulse Electronics Corp.		7,369	44,582
RadiSys Corp.*		4,805	41,611
Richardson Electronics, Ltd.		2,958	38,986
Rofin-Sinar Technologies, Inc.*		4,225	166,888
Rogers Corp.*		2,376	107,063
Sanmina-SCI Corp.*		12,147	136,168
ScanSource, Inc.*		3,966	150,668
SMART Modular Technologies, Inc.*	KY	8,685	67,482
Spectrum Control, Inc.*		2,299	45,244
SYNNEX Corp.*		3,235	105,882
TTM Technologies, Inc.*		11,809	214,451
Universal Display Corp.*		5,307	292,097
Zygo Corp.*		3,381	49,430

			4,947,182

ENERGY EQUIPMENT & SERVICES – 2.4%
Basic Energy Services, Inc.*		3,448	87,958
Bristow Group, Inc.*		5,162	244,163
Cal Dive International, Inc.*		14,903	104,023
CARBO Ceramics, Inc.		2,679	378,060
Complete Production Services, Inc.*		11,475	365,020

SC BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Dawson Geophysical Co.*		1,370	$60,116
Dril-Quip, Inc.*		4,881	385,745
Global Industries, Ltd.*		15,144	148,260
Gulf Island Fabrication, Inc.		2,236	71,932
Gulfmark Offshore, Inc., Class A*		3,315	147,551
Helix Energy Solutions Group, Inc.*		15,503	266,652
Hercules Offshore, Inc.*		18,052	119,324
Hornbeck Offshore Services, Inc.*		3,337	102,946
Ion Geophysical Corp.*		18,826	238,902
Key Energy Services, Inc.*		18,929	294,346
Lufkin Industries, Inc.		4,402	411,455
Matrix Service Co.*		4,499	62,536
Natural Gas Services Group, Inc.*		2,184	38,788
Newpark Resources*		13,257	104,200
OYO Geospace Corp.*		653	64,373
Parker Drilling Co.*		18,291	126,391
Phi, Inc.*		2,580	57,070
Pioneer Drilling Co.*		8,458	116,720
RPC, Inc.		6,429	162,782
Tesco Corp.*	CA	4,770	104,701
TETRA Technologies, Inc.*		11,122	171,279
Vantage Drilling Co.*	KY	25,239	45,430
Willbros Group, Inc.*		7,772	84,870

			4,565,593

FOOD & STAPLES RETAILING – 0.8%
Casey’s General Stores, Inc.		5,462	213,018
Ingles Markets, Inc.		2,629	52,080
Nash Finch Co.		2,027	76,904
PriceSmart, Inc.		2,364	86,617
Rite Aid Corp.*		86,749	91,954
Ruddick Corp.		6,391	246,629
Spartan Stores, Inc.		4,173	61,719
The Andersons, Inc.		2,751	134,029
The Fresh Market, Inc.*		2,296	86,651
The Pantry, Inc.*		3,914	58,045
United Natural Foods, Inc.*		7,065	316,653
Village Super Market, Inc.		1,382	40,216
Weis Markets, Inc.		1,610	65,141
Winn-Dixie Stores, Inc.*		9,522	67,987

			1,597,643

FOOD PRODUCTS – 1.2%
B&G Foods, Inc., Class A		7,340	137,772
Cal-Maine Foods, Inc.		2,216	65,372
Calavo Growers, Inc.		2,143	46,825
Chiquita Brands International, Inc.*		6,898	105,815
Darling International, Inc.*		15,838	243,430
Diamond Foods, Inc.		3,209	179,062
Dole Food Co., Inc.*		5,639	76,860
Fresh Del Monte Produce, Inc.	KY	5,590	145,955
Hain Celestial Group, Inc.*		6,353	205,075
Imperial Sugar Co.		2,421	32,296
J & J Snack Foods Corp.		2,229	104,919
Lancaster Colony Corp.		2,755	166,953
Limoneira Co.		1,677	39,745

	Country Code**	Shares	Value
Pilgrim’s Pride Corp.*		8,222	$63,392
Sanderson Farms, Inc.		3,448	158,332
Seneca Foods Corp.*		1,558	46,537
Smart Balance, Inc.*		11,401	52,331
Snyders-Lance, Inc.		4,038	80,154
Tootsie Roll Industries, Inc.		3,527	100,018
TreeHouse Foods, Inc.*		5,012	285,032

			2,335,875

GAS UTILITIES – 1.0%
Chesapeake Utilities Corp.		1,690	70,338
New Jersey Resources Corp.		5,546	238,201
Nicor, Inc.		6,278	337,129
Northwest Natural Gas Co.		3,570	164,684
Piedmont Natural Gas Co.		9,632	292,331
South Jersey Industries, Inc.		3,947	220,913
Southwest Gas Corp.		6,223	242,510
The Laclede Group, Inc.		3,390	129,159
WGL Holdings, Inc.		6,815	265,785

			1,961,050

HEALTH CARE EQUIPMENT & SUPPLIES – 3.1%
Abaxis, Inc.*		3,466	99,959
ABIOMED, Inc.*		5,059	73,507
Accuray, Inc.*		8,575	77,432
Align Technology, Inc.*		8,900	182,272
American Medical Systems Holdings, Inc.*		11,018	238,430
Analogic Corp.		1,984	112,195
Angiodynamics, Inc.*		4,077	61,644
Arthrocare Corp.*		4,064	135,494
Cantel Medical Corp.		2,245	57,809
Conceptus, Inc.*		5,516	79,706
Conmed Corp.*		4,471	117,498
Cryolife, Inc.*		5,599	34,154
Cyberonics, Inc.*		4,278	136,083
Delcath Systems, Inc.*		7,418	54,671
Dexcom, Inc.*		9,703	150,591
Endologix, Inc.*		8,733	59,210
Greatbatch, Inc.*		3,562	94,251
Haemonetics Corp.*		3,632	238,041
Heartware International, Inc.*		1,425	121,880
ICU Medical, Inc.*		1,855	81,212
Immucor, Inc.*		10,483	207,354
Insulet Corp.*		6,794	140,092
Integra Lifesciences Holdings Corp.*		3,170	150,321
Invacare Corp.		4,470	139,106
Iris International, Inc.*		3,924	35,394
Kensey Nash Corp.*		1,424	35,472
Mako Surgical Corp.*		4,774	115,531
Masimo Corp.		7,743	256,293
Meridian Bioscience, Inc.		6,199	148,714
Merit Medical Systems, Inc.*		4,415	86,622
Natus Med, Inc.*		4,695	78,876
Neogen Corp.*		3,474	143,754
NuVasive, Inc.*		6,084	154,047
Nxstage Medical, Inc.*		4,312	94,778
OraSure Technologies, Inc.*		7,941	62,416
Orthofix International NV*	AN	2,861	92,868

SC BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Palomar Medical Technologies, Inc.*		3,476	$51,619
Quidel Corp.*		4,217	50,435
Sirona Dental Systems, Inc.*		4,887	245,132
Sonosite, Inc.*		2,221	74,004
Spectranetics Corp.*		7,997	37,666
Staar Surgical Co.*		7,411	41,279
STERIS Corp.		8,624	297,873
Surmodics, Inc.*		3,575	44,688
Symmetry Medical, Inc.*		6,094	59,721
Syneron Medical, Ltd.*	IL	5,788	75,476
Synovis Life Technologies, Inc.*		2,228	42,733
Tomotherapy Inc.*		9,460	43,232
Unilife Corp.*		9,012	51,098
Vascular Solutions, Inc.*		3,484	38,010
Volcano Corp.*		7,529	192,742
West Pharmaceutical Services, Inc.		4,853	217,269
Wright Medical Group, Inc.*		6,108	103,897
Young Innovations, Inc.		1,269	39,847
Zoll Medical Corp.*		3,217	144,154

			5,998,552

HEALTH CARE PROVIDERS & SERVICES – 3.3%
Air Methods Corp.*		1,633	109,819
Almost Family, Inc.*		1,336	50,287
Amedisys, Inc.*		4,299	150,465
America Service Group, Inc.		1,876	48,101
American Dental Partners, Inc.*		3,516	46,130
AMERIGROUP Corp.*		7,401	475,514
AMN Healthcare Services, Inc.*		6,624	57,364
AmSurg Corp.*		4,613	117,355
Assisted Living Concepts, Inc., Class A*		1,558	60,980
Bio-Reference Labs, Inc.*		3,619	81,210
Bioscrip, Inc.*		7,650	36,032
Capital Senior Living Corp.*		4,641	49,287
Centene Corp.*		7,112	234,554
Chemed Corp.		2,980	198,498
Chindex International, Inc.*		2,550	40,928
Corvel Corp.*		1,396	74,239
Cross Country Healthcare, Inc.*		6,078	47,591
Emeritus Corp.*		3,538	90,077
ExamWorks Group, Inc.*		2,047	45,505
Five Star Quality Care, Inc.*		5,424	44,097
Gentiva Health Services, Inc.*		4,493	125,939
Hanger Orthopedic Group, Inc.*		3,864	100,580
Healthextras, Inc.*		5,501	307,671
HEALTHSOUTH Corp.*		14,277	356,639
Healthspring, Inc.*		8,384	313,310
Healthways, Inc.*		5,242	80,570
HMS Holdings Corp.*		3,978	325,599
IPC The Hospitalist Co.*		2,504	113,707
Kindred Healthcare, Inc.*		5,758	137,501
Landauer, Inc.		1,438	88,466

	Country Code**	Shares	Value
LHC Group, Inc.*		2,447	$73,410
Magellan Health Services, Inc.*		4,654	228,418
Medcath Corp.*		3,367	46,970
Metropolitan Health Networks, Inc.*		7,637	36,123
Molina Healthcare, Inc.*		2,203	88,120
MWI Veterinary Supply, Inc.*		1,885	152,082
National Healthcare Corp.		1,325	61,599
Owens & Minor, Inc.		9,073	294,691
Pharmerica Corp.*		5,255	60,117
Providence Service Corp.*		2,401	35,967
PSS World Medical, Inc.*		8,334	226,268
Rehabcare Group, Inc.*		3,701	136,456
Rural/Metro Corp.*		3,077	52,432
Select Medical Holdings Corp.*		7,725	62,263
Sun Healthcare Group, Inc.*		4,271	60,093
Sunrise Senior Living, Inc.*		8,450	100,808
Team Health Holdings, Inc.*		2,802	48,979
The Ensign Group, Inc.		2,216	70,757
Triple-S Management Corp., Class B*	PR	3,340	68,737
U.S. Physical Therapy, Inc.		1,862	41,597
Universal American Financial Corp.		4,790	109,739
WellCare Health Plans, Inc.*		6,123	256,860

			6,320,501

HEALTH CARE TECHNOLOGY – 0.5%
athenahealth, Inc.*		4,988	225,109
Computer Programs and Systems, Inc.		1,554	99,891
MedAssets, Inc.*		6,975	106,508
Medidata Solutions, Inc.*		2,984	76,301
Merge Healthcare, Inc.*		9,088	44,349
Omnicell, Inc.*		5,155	78,562
Quality Systems, Inc.		2,726	227,185
Transcend Services, Inc.*		1,687	40,488
Vital Images, Inc.*		2,814	38,017

			936,410

HOTELS, RESTAURANTS & LEISURE – 2.3%
AFC Enterprises, Inc.*		4,507	68,191
Ambassadors Group, Inc.		4,082	44,698
Ameristar Casinos, Inc.		4,482	79,555
Biglari Holdings, Inc.*		215	91,063
BJ’s Restaurants, Inc.*		3,314	130,340
Bob Evans Farms, Inc.		4,483	146,146
Boyd Gaming Corp.*		8,349	78,230
Bravo Brio Restaurant Group, Inc.*		1,974	34,920
Buffalo Wild Wings, Inc.*		2,713	147,669
California Pizza Kitchen, Inc.*		3,109	52,480
CEC Entertainment, Inc.		3,047	114,963
Churchill Downs, Inc.		1,813	75,239
Cracker Barrel Old Country Store, Inc.		3,471	170,565
Dennys Corp.*		16,869	68,488
DineEquity, Inc.*		2,672	146,907
Domino’s Pizza, Inc.*		5,442	100,296
Gaylord Entertainment Co.*		5,149	178,567

SC BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Interval Leisure Group, Inc.*		6,327	$103,446
Isle of Capri Casinos, Inc.*		3,687	35,026
Jack In The Box, Inc.*		7,557	171,393
Jamba, Inc.*		9,709	21,360
Krispy Kreme Doughnuts, Inc.*		9,015	63,466
Life Time Fitness, Inc.*		6,177	230,464
Marcus Corp.		4,190	45,671
Monarch Casino & Resort, Inc.*		2,531	26,322
Morgans Hotel Group*		4,457	43,679
Orient-Express Hotels, Ltd.*	BM	15,526	192,057
P.F. Chang’s China Bistro, Inc.		3,293	152,104
Papa John’s International, Inc.*		2,975	94,218
Peet’s Coffee & Tea, Inc.*		1,883	90,553
Pinnacle Entertainment, Inc.*		9,009	122,703
Red Robin Gourmet Burgers, Inc.*		2,537	68,245
Ruby Tuesday, Inc.*		9,553	125,240
Ruth’s Chris Steak House, Inc.*		6,099	31,471
Scientific Games Corp., Class A*		10,619	92,810
Shuffle Master, Inc.*		8,756	93,514
Sonic Corp.*		9,552	86,446
Speedway Motorsports, Inc.		2,417	38,624
Texas Roadhouse, Inc., Class A		8,493	144,296
The Cheesecake Factory, Inc.*		8,825	265,544
Vail Resorts, Inc.*		5,315	259,159

			4,326,128

HOUSEHOLD DURABLES – 0.6%
American Greetings Corp.		5,977	141,057
Beazer Homes USA, Inc.*		12,097	55,283
Blyth, Inc.		1,108	35,999
Cavco Industries, Inc.*		1,137	51,347
Ethan Allen Interiors, Inc.		3,834	83,965
Furniture Brands International, Inc.*		8,183	37,233
Helen of Troy, Ltd.*	BM	4,801	141,149
Hovnanian Enterprises, Inc., Class A*		10,530	37,171
Irobot Corp.*		3,254	107,024
La-Z-Boy, Inc.*		8,152	77,852
Libbey, Inc.*		3,378	55,737
M/I Homes, Inc.*		3,311	49,632
Meritage Homes Corp.*		5,009	120,867
Ryland Group, Inc.		6,879	109,376
Standard Pacific Corp.*		17,104	63,798
Universal Electronics, Inc.*		2,175	64,293

			1,231,783

HOUSEHOLD PRODUCTS – 0.1%
Central Garden And Pet Co., Class A*		9,009	82,973
Spectrum Brands Holdings, Inc.*		2,815	78,144
WD-40 Co.		2,615	110,719

			271,836

	Country Code**	Shares	Value
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 0.0%+
Dynegy, Inc.*		16,176	$92,041

INDUSTRIAL CONGLOMERATES – 0.2%
Raven Industries, Inc.		2,453	150,663
Seaboard Corp.		42	101,346
Standex International Corp.		1,965	74,454
Tredegar Corp.		3,865	83,407

			409,870

INSURANCE – 2.3%
Alterra Capital Holdings, Ltd.	BM	12,335	275,564
American Equity Investment Life Holding Co.		8,642	113,383
American Safety Insurance Holdings, Ltd.*	BM	2,081	44,596
AMERISAFE, Inc.*		3,203	70,818
Amtrust Financial Services, Inc.		3,142	59,918
Argo Group International Holdings, Inc.	BM	4,049	133,779
Baldwin & Lyons, Inc., Class B		1,854	43,421
Citizens, Inc.*		6,653	48,567
CNA Surety Corp.*		2,662	67,242
CNO Financial Group, Inc.*		32,936	247,349
Delphi Financial Group, Inc.		6,865	210,824
Donegal Group, Inc.		2,447	32,716
eHealth, Inc.*		4,141	55,075
EMC Insurance Group, Inc.		1,173	29,126
Enstar Group, Ltd.*	BM	1,027	102,577
FBL Financial Group, Inc.		1,941	59,627
First American Financial Corp.		15,238	251,427
Flagstone Reinsurance Holdings SA	LU	7,293	65,710
FPIC Insurance Group, Inc.*		1,520	57,608
Global Indemnity PLC*	IE	2,601	57,170
Greenlight Capital Re, Ltd., Class A*	KY	4,393	123,927
Harleysville Group, Inc.		1,546	51,219
Hilltop Holdings, Inc.*		6,901	69,286
Horace Mann Educators Corp.		5,962	100,162
Infinity Property & Casualty Corp.		1,818	108,153
Maiden Holdings Ltd.	BM	8,423	63,088
Meadowbrook Insurance Group, Inc.		8,730	90,355
Montpelier Re Holdings Ltd.	BM	9,113	161,027
National Financial Partners Corp.*		6,613	97,542
National Interstate Corp.		1,486	30,983
National Western Life Insurance Co.		321	52,082
Navigators Group, Inc.*		1,770	91,155
Phoenix Cos., Inc.*		20,311	55,246
Platinum Underwriters Holdings, Ltd.	BM	5,366	204,391
Presidential Life Corp.		4,190	39,931
Primerica, Inc.		3,363	85,790
ProAssurance Corp.*		4,293	272,047

SC BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
RLI Corp.		2,496	$143,894
Safety Insurance Group, Inc.		1,852	85,396
SeaBright Insurance Holdings, Inc.		4,332	44,403
Selective Insurance Group, Inc.		7,832	135,494
State Auto Financial Corp.		2,662	48,502
Stewart Information Services Corp.		3,766	39,468
Tower Group, Inc.		5,512	132,453
United Fire & Casualty Co.		3,785	76,495

			4,428,986

INTERNET & CATALOG RETAIL – 0.4%
Blue Nile, Inc.*		1,916	103,445
Drugstore.com*		15,887	61,165
HSN, Inc.*		5,810	186,094
NutriSystem, Inc.		4,316	62,539
Overstock.com, Inc.*		2,661	41,831
PetMed Express Common, Inc.		3,865	61,299
Shutterfly, Inc.*		4,243	222,163

			738,536

INTERNET SOFTWARE & SERVICES – 2.2%
Ancestry.com, Inc.*		3,019	107,024
ComScore, Inc.*		3,457	102,016
Constant Contact, Inc.*		4,343	151,571
DealerTrack Holdings, Inc.*		6,087	139,757
Dice Holdings, Inc.*		2,634	39,800
Digital River, Inc.*		5,834	218,367
Earthlink, Inc.		16,293	127,574
GSI Commerce, Inc.*		9,902	289,832
InfoSpace, Inc.*		6,474	56,065
Internap Network Services Corp.*		8,940	58,736
Intralinks Holdings, Inc.*		1,892	50,592
j2 Global Communications, Inc.*		6,676	197,009
Kit Digital, Inc.*		4,779	57,539
Limelight Networks, Inc.*		8,359	59,850
Liquidity Services, Inc.*		2,728	48,722
LivePerson Inc.*		7,294	92,196
Logmein, Inc.*		2,305	97,179
Loopnet, Inc.*		3,259	46,115
Moduslink Global Solutions, Inc.		8,207	44,810
Move, Inc.*		26,559	63,476
NIC, Inc.		8,886	110,720
Opentable, Inc.*		2,320	246,732
Openwave Systems, Inc.*		16,767	35,881
Perficient, Inc.*		3,780	45,398
Quinstreet, Inc.*		1,795	40,800
Rackspace Hosting, Inc.*		14,199	608,427
RealNetworks, Inc.*		14,874	55,331
Rightnow Technologies, Inc.*		3,362	105,231
Saba Software, Inc.*		5,247	51,473
SAVVIS, Inc.*		5,636	209,039
Support.com, Inc.*		8,388	43,534
Terremark Worldwide, Inc.*		9,244	175,636
The Knot, Inc.*		4,685	56,454
Travelzoo, Inc.*		839	55,869
United Online, Inc.		13,915	87,734

	Country Code**	Shares	Value
ValueClick, Inc.*		12,231	$176,860
Vocus, Inc.*		2,712	70,132
Zix Corp.*		10,266	37,779

			4,261,260

IT SERVICES – 2.1%
Lionbridge Technologies, Inc.*		11,146	38,231
Acxiom Corp.*		10,209	146,499
CACI International, Inc., Class A*		4,402	269,931
Cardtronics, Inc.*		4,298	87,464
Cass Information Systems, Inc.		1,519	59,681
Ciber, Inc.*		10,334	69,238
CSG Systems International, Inc.*		5,258	104,845
Euronet Worldwide, Inc.*		7,636	147,604
Exlservice Holdings, Inc.*		2,601	55,011
Forrester Research, Inc.		2,303	88,182
Heartland Payment Systems, Inc.		5,879	103,059
iGATE Corp.		3,703	69,505
Integral Systems, Inc.*		3,368	40,989
Jack Henry & Associates, Inc.		12,456	422,134
Mantech International Corp., Class A*		3,324	140,938
MAXIMUS, Inc.		2,626	213,152
Moneygram International, Inc.*		16,789	57,586
Sapient Corp.*		15,299	175,174
SRA International, Inc.*		6,232	176,739
Syntel, Inc.		1,932	100,908
Teletech Holdings, Inc.*		4,330	83,915
TNS, Inc.*		4,658	72,525
Unisys Corp.*		6,312	197,061
VeriFone Systems, Inc.*		12,550	689,622
Virtusa Corp.*		2,363	44,259
Wright Express Corp.*		5,632	291,963

			3,946,215

LEISURE EQUIPMENT & PRODUCTS – 0.7%
Arctic Cat, Inc.*		2,243	34,879
Brunswick Corp.		13,113	333,463
Callaway Golf Co.		10,252	69,918
Eastman Kodak Co.*		40,551	130,980
Jakks Pacific, Inc.*		4,365	84,463
Leapfrog Enterprises, Inc.*		6,378	27,553
Polaris Industries, Inc.		4,483	390,111
RC2 Corp.*		3,510	98,631
Smith & Wesson Holding Corp.*		11,200	39,760
Sturm Ruger & Co., Inc.		3,101	71,230

			1,280,988

LIFE SCIENCES TOOLS & SERVICES – 0.6%
Affymetrix, Inc.*		12,651	65,912
Albany Molecular Research, Inc.*		6,264	26,685
Bruker Corp.*		10,551	219,988
Caliper Life Sciences, Inc.*		7,642	51,660
Dionex Corp.*		2,549	300,909
Enzo Biochem, Inc.*		7,837	32,837
eResearchTechnology, Inc.*		8,613	58,310

SC BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Luminex Corp.*		5,831	$109,389
Pacific Biosciences Of California, Inc.*		2,679	37,640
Parexel International Corp.*		8,754	217,975
Sequenom, Inc.*		15,140	95,836

			1,217,141

MACHINERY – 3.4%
3d Systems Corp.*		3,003	145,796
Actuant Corp., Class A		9,795	284,055
Albany International Corp.		4,353	108,390
Altra Holdings, Inc.*		4,141	97,810
Ampco-Pittsburgh Corp.		1,546	42,639
Astec Industries, Inc.*		2,917	108,775
Badger Meter, Inc.		2,314	95,360
Barnes Group, Inc.		7,212	150,587
Blount International, Inc.*		7,397	118,204
Briggs & Stratton Corp.		7,220	163,533
Cascade Bancorp		1,383	61,654
Chart Industries, Inc.*		4,253	234,085
CIRCOR International, Inc.		2,549	119,854
Clarcor, Inc.		7,211	323,990
Colfax Corp.*		3,759	86,269
Columbus Mckinnon Corp.*		3,223	59,497
Commercial Vehicle Group, Inc.*		3,880	69,219
Douglas Dynamics, Inc.		2,011	28,677
Dynamic Materials Corp.		2,139	59,785
Energy Recovery, Inc.*		9,794	31,145
EnPro Industries, Inc.*		3,057	111,030
Esco Technologies, Inc.		3,905	148,976
Federal Signal Corp.		10,027	65,276
Flow International Corp.*		9,045	39,708
Force Protection, Inc.*		11,516	56,428
FreightCar America, Inc.*		2,233	72,595
Gorman-rupp Co.		1,960	77,204
Graham Corp.		1,646	39,405
John Bean Technologies Corp.		4,510	86,727
Kadant, Inc.*		2,052	53,742
Kaydon Corp.		4,721	185,016
LB Foster Co.		1,601	69,019
Lindsay Corp.		1,823	144,053
Meritor, Inc.*		13,931	236,409
Met-Pro Corp.		3,655	43,494
Middleby Corp.*		2,398	223,542
Mueller Industries, Inc.		5,439	199,176
Mueller Water Products, Inc., Class A		24,299	108,860
NACCO Industries, Inc., Class A		889	98,386
Nordson Corp.		4,939	568,281
Pmfg, Inc.*		2,907	62,035
RBC Bearings, Inc.*		3,165	120,998
Robbins & Myers, Inc.		5,522	253,957
Sauer- Danfoss, Inc.*		1,787	91,012
Sun Hydraulics, Inc.		2,009	86,588
Tecumseh Products Co.*		3,495	35,020
Tennant Co.		2,753	115,736
The Greenbrier Cos., Inc*		3,322	94,278
Titan International, Inc.		6,159	163,891

	Country Code**	Shares	Value
Trimas Corp.*		2,326	$50,009
Twin Disc, Inc.		1,425	45,913
Wabash National Corp.*		10,086	116,796
Watts Water Technologies, Inc., Class A		4,103	156,694

			6,409,578

MARINE – 0.1%
Baltic Trading, Ltd.	MH	3,598	32,814
Eagle Bulk Shipping, Inc.*	MH	11,256	41,872
Excel Maritime Carriers Ltd.*	LR	7,960	34,149
Genco Shipping & Trading Ltd.*	MH	4,629	49,854
International Shipholding Corp.		1,521	37,873

			196,562

MEDIA – 1.1%
AH Belo Corp.*		3,472	29,026
Arbitron, Inc.		4,082	163,403
Ascent Media Corp., Class A*		2,555	124,812
Belo Corp., Class A*		14,793	130,326
Cinemark Holdings, Inc.		8,614	166,681
CKX, Inc.*		9,025	38,086
Dex One Corp.*		9,023	43,671
Entercom Communications Corp., Class A*		4,253	46,868
Global Sources Ltd.*	BM	3,172	36,890
Harte-Hanks, Inc.		6,276	74,684
Journal Communications, Inc., Class A*		8,398	50,388
Knology, Inc.*		5,060	65,325
Lions Gate Entertainment Corp.*	CA	11,688	73,050
Live Nation, Inc.*		21,393	213,930
McClatchy Co., Class A*		10,121	34,411
National CineMedia, Inc.		8,460	157,948
Rentrak Corp.*		1,675	45,091
Scholastic Corp.		3,832	103,617
Sinclair Broadcast Group, Inc.		7,680	96,307
The E.W. Scripps Co., Class A*		5,563	55,074
Valassis Communications, Inc.*		7,399	215,607
Warner Music Group Corp.*		7,831	53,016
World Wrestling Entertainment, Inc.		4,094	51,462

			2,069,673

METALS & MINING – 2.0%
Allied Nevada Gold Corp.*		11,070	392,764
AMCOL International Corp.		3,728	134,133
Capital Gold Corp.*		9,767	62,802
Castle AM Co.*		2,871	54,204
Century Aluminum Co.*		9,551	178,413
Coeur D’Alene Mines Corp.*		12,801	445,219
General Moly Inc.*		11,112	59,783
Globe Specialty Metals, Inc.		9,006	204,976
Golden Star Resources Ltd.*	CA	38,739	115,055
Haynes International, Inc.		1,952	108,238
Hecla Mining Co.*		40,514	367,867
Horsehead Holding Corp.*		6,914	117,884

SC BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Jaguar Mining, Inc.*	CA	13,711	$71,571
Kaiser Aluminum Corp.		2,268	111,699
Materion Corp.*		3,062	124,930
Molycorp, Inc.*		3,760	225,675
Olympic Steel, Inc.		1,546	50,724
Redcorp Ventures Ltd.*(1)	CA	91,400	—
RTI International Metals, Inc.*		4,430	137,994
Stillwater Mining Co.*		6,573	150,719
Thompson Creek Metals Co., Inc.*	CA	24,324	305,023
Universal Stainless & Alloy*		1,211	40,847
US Gold Corp.*		14,755	130,287
Worthington Industries, Inc.		8,215	171,858

			3,762,665

MULTI-LINE RETAIL – 0.4%
99 Cents Only Stores*		6,738	132,065
Bon-Ton Stores, Inc.*		2,028	31,434
Dillard’s, Inc.		5,698	228,604
Fred’s, Inc.		6,106	81,332
Retail Ventures, Inc.*		3,575	61,669
Saks, Inc.*		19,683	222,614
Tuesday Morning Corp.*		5,556	27,224

			784,942

MULTI-UTILITIES – 0.4%
Avista Corp.		8,091	187,145
Black Hills Corp.		5,754	192,414
CH Energy Group, Inc.		2,505	126,603
NorthWestern Corp.		5,315	161,044

			667,206

OIL, GAS & CONSUMABLE FUELS – 4.7%
Abraxas Petroleum Corp.*		13,314	77,887
Apco Oil And Gas International, Inc.	KY	1,335	114,490
Approach Resources, Inc.*		2,660	89,376
ATP Oil & Gas Corp.*		6,734	121,953
Berry Petroleum Co.		7,461	376,407
Bill Barrett Corp.*		6,570	262,209
BPZ Resources, Inc.*		15,737	83,563
Brigham Exploration Co.*		17,097	635,666
Callon Petroleum Co.*		6,086	47,288
Carrizo Oil & Gas, Inc.*		5,259	194,215
Cheniere Energy, Inc.*		8,695	80,950
Clayton Williams Energy, Inc.*		879	92,910
Clean Energy Fuels Corp.*		7,436	121,802
Cloud Peak Energy, Inc.*		4,635	100,070
Contango Oil & Gas Co.*		1,693	107,065
Crosstex Energy, Inc.		7,408	73,710
CVR Energy, Inc.*		4,660	107,926
Delta Petroleum Corp.*	MH	34,980	31,832
DHT Maritime, Inc.		11,320	54,449
Endeavour International Corp.*		5,185	65,849
Energy Partners, Ltd.*		4,428	79,704
Energy XXi Bermuda, Ltd.*	BM	10,897	371,588
FX Energy, Inc.*		8,585	71,771
Gastar Exploration, Ltd.*	CA	9,148	44,459
General Maritime Corp.	MH	16,528	33,882
Georesources, Inc.*		2,546	79,613
GMX Resources, Inc.*		9,269	57,190

	Country Code**	Shares	Value
Golar Lng, Ltd.	BM	5,581	$142,762
Goodrich Petroleum Corp.*		3,607	80,148
Green Plains Renewable Energy, Inc.*		3,221	38,716
Gulfport Energy Corp.*		4,289	155,047
Harvest Natural Resources, Inc.*		5,211	79,416
Houston American Energy Corp.		3,144	48,449
International Coal Group, Inc.*		19,397	219,186
James River Coal Co.*		5,386	130,180
Knightsbridge Tankers Ltd.	BM	3,947	98,833
Kodiak Oil & Gas Corp.*	CA	26,410	176,947
L&L Energy, Inc.*		3,489	24,144
Magnum Hunter Resources Corp.*		9,252	79,290
McMoRan Exploration Co.*		14,111	249,906
Nordic American Tanker Shipping, Ltd.	BM	7,160	177,854
Northern Oil And Gas, Inc.*		8,071	215,496
Oasis Petroleum, Inc.*		7,188	227,285
Overseas Shipholding Group, Inc.		3,749	120,493
Patriot Coal Corp.*		11,574	298,956
Penn Virginia Corp.		6,942	117,736
Petroleum Development Corp.*		3,502	168,131
PetroQuest Energy, Inc.*		8,788	82,256
Rentech, Inc.*		38,665	48,331
Resolute Energy Corp.*		5,745	104,214
Rex Energy Corp.*		5,485	63,900
Rosetta Resources, Inc.*		7,775	369,623
Ship Finance International Ltd.	BM	6,734	139,596
Stone Energy Corp.*		6,413	214,002
Swift Energy Co.*		6,094	260,092
Targa Resources Corp.		2,425	87,882
Teekay Tankers Ltd., Class A	MH	6,021	62,980
Transatlantic Petroleum, Ltd.*	BM	23,520	72,912
Uranium Energy Corp.*		9,757	38,930
USEC, Inc.*		19,052	83,829
Vaalco Energy, Inc.*		7,875	61,110
Venoco, Inc.*		3,485	59,559
W&T Offshore, Inc.		5,259	119,853
Warren Resources, Inc.*		11,845	60,291
Western Refining, Inc.*		7,697	130,464
World Fuel Services Corp.		10,104	410,323

			8,896,946

PAPER & FOREST PRODUCTS – 0.5%
Buckeye Technologies, Inc.		5,818	158,424
Clearwater Paper Corp.*		1,682	136,915
Deltic Timber Corp.		1,594	106,543
Glatfelter		7,164	95,424
KapStone Paper and Packaging Corp.*		5,721	98,230
Louisiana-Pacific Corp.*		18,811	197,516
Neenah Paper, Inc.		2,518	55,320
Schweitzer-Mauduit International, Inc.		2,676	135,432
Wausau Paper Corp.		8,233	62,900

			1,046,704

SC BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
PERSONAL PRODUCTS – 0.3%
Elizabeth Arden, Inc.*		3,744	$112,357
Inter Parfums, Inc.		2,658	49,200
Medifast, Inc.*		2,155	42,561
Nu Skin Enterprises, Inc.		6,992	201,020
Prestige Brands Holdings, Inc.*		6,788	78,062
Synutra International, Inc.*		3,496	40,204
USANA Health Sciences, Inc.*		1,118	38,582

			561,986

PHARMACEUTICALS – 1.4%
Akorn, Inc.*		9,510	54,873
Auxilium Pharmaceuticals, Inc.*		6,420	137,837
Avanir Pharmaceuticals, Inc., Class A*		15,385	62,771
Cadence Pharmaceuticals, Inc.*		5,444	50,139
Depomed, Inc.*		8,387	84,205
Durect Corp.*		16,840	60,624
Hi-Tech Pharmacal Co., Inc.*		2,007	40,401
Impax Laboratories, Inc.*		9,272	235,972
Inspire Pharmaceuticals, Inc.*		10,927	43,271
Jazz Pharmaceuticals, Inc.*		2,375	75,644
Map Pharmaceuticals, Inc.*		2,711	37,385
Medicis Pharmaceutical Corp., Class A		8,949	286,726
Nektar Therapeutics*		17,541	166,113
Obagi Medical Products, Inc.*		3,006	37,996
Optimer Pharmaceuticals, Inc.*		6,687	79,107
Pain Therapeutics, Inc.*		6,717	64,215
Par Pharmaceutical Cos., Inc.*		5,220	162,238
Pozen, Inc.*		5,276	28,332
Questcor Pharmaceuticals, Inc.*		8,336	120,122
Salix Pharmaceuticals Ltd.*		8,475	296,879
Santarus Inc.*		10,263	35,099
The Medicines Co.*		8,183	133,301
ViroPharma, Inc.*		11,458	228,014
Vivus, Inc.*		12,852	79,554
Xenoport, Inc.*		5,832	34,584

			2,635,402

PROFESSIONAL SERVICES – 1.2%
Acacia Research - Acacia Technologies*		5,590	191,290
CBIZ, Inc.*		6,570	47,370
CDI Corp.		2,391	35,363
Costar Group, Inc.*		3,115	195,248
CRA International, Inc.*		2,015	58,092
Dolan Co.*		4,842	58,782
Exponent, Inc.*		2,278	101,622
Heidrick & Struggles International, Inc.		2,863	79,677
Huron Consulting Group, Inc.*		3,496	96,804
ICF International, Inc.*		2,888	59,319
Insperity, Inc.		3,289	99,920
Kelly Services, Inc., Class A*		4,151	90,118
Kforce, Inc.*		4,796	87,767
Korn / Ferry International*		6,944	154,643
Mistras Group, Inc.*		2,527	43,490

	Country Code**	Shares	Value
Navigant Consulting, Inc.*		7,920	$79,121
On Assignment, Inc.*		6,475	61,253
Resources Connection, Inc.		7,125	138,154
School Specialty, Inc.*		3,304	47,247
SFN Group, Inc.*		8,042	113,312
The Advisory Board Co.*		2,400	123,600
The Corporate Executive Board Co.		5,151	207,946
Trueblue, Inc.*		6,643	111,536

			2,281,674

REAL ESTATE INVESTMENT TRUSTS – 7.5%
Acadia Realty Trust		6,042	114,315
Agree Realty Corp.		2,103	47,212
Alexander’s, Inc.		265	107,842
American Assets Trust, Inc.		4,742	100,862
American Campus Communities, Inc.		9,391	309,903
American Capital Agency Corp.		17,360	505,870
Anworth Mortgage Asset Corp.		15,435	109,434
Apollo Commercial Real Estate Finance, Inc.		4,438	72,561
Ashford Hospitality Trust, Inc.		7,821	86,187
Associated Estates Realty Corp.		7,307	116,035
BioMed Realty Trust, Inc.		18,979	360,981
Campus Crest Communities, Inc.		5,491	64,959
CapLease, Inc.		11,903	65,228
Capstead Mortgage Corp.		9,471	121,039
CBL & Associates Properties, Inc.		20,546	357,911
Cedar Shopping Centers, Inc.		11,011	66,396
Chatham Lodging Trust		3,268	53,105
Chesapeake Lodging Trust		5,642	98,227
Cogdell Spencer, Inc.		11,124	66,077
Colonial Properties Trust		11,378	219,027
Colony Financial, Inc.		3,665	69,012
Commercial Net Lease Realty		11,315	295,661
Coresite Realty Corp.		3,351	53,080
Cousins Properties, Inc.		15,270	127,505
CreXus Investment Corp.		4,818	55,022
Cypress Sharpridge Investments, Inc.		9,526	120,790
DCT Industrial Trust, Inc.		36,971	205,189
DiamondRock Hospitality Co.		24,504	273,710
DuPont Fabros Technology, Inc.		6,020	145,985
Dynex Capital, Inc.		7,574	76,194
EastGroup Properties, Inc.		3,889	170,999
Education Realty Trust, Inc.		13,009	104,462
Entertainment Properties Trust		6,415	300,350
Equity Lifestyle Properties, Inc.		3,529	203,447
Equity One, Inc.		5,580	104,737
Excel Trust, Inc.		4,352	51,310
Extra Space Storage, Inc.		12,686	262,727
FelCor Lodging Trust, Inc.*		16,092	98,644
First Industrial Realty Trust, Inc.*		12,044	143,203
First Potomac Realty Trust		8,355	131,591

SC BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Franklin Street Properties Corp.		10,596	$149,086
Getty Realty Corp.		3,577	81,842
Gladstone Commercial Corp.		3,725	67,944
Glimcher Realty Trust		15,420	142,635
Government Properties Income Trust		4,170	112,006
Hatteras Financial Corp.		9,660	271,639
Healthcare Realty Trust, Inc.		9,907	224,889
Hersha Hospitality Trust		21,321	126,647
Highwoods Properties, Inc.		2,520	88,225
Home Properties, Inc.		5,161	304,241
Hudson Pacific Properties, Inc.		3,425	50,348
Inland Real Estate Corp.		12,525	119,489
Invesco Mortgage Capital, Inc.		10,451	228,354
Investors Real Estate Trust		12,922	122,759
iStar Financial, Inc.*		14,227	130,604
Kilroy Realty Corp.		7,393	287,070
Kite Realty Group Trust		11,658	61,904
LaSalle Hotel Properties		11,063	298,701
Lexington Realty Trust		16,354	152,910
LTC Properties, Inc.		4,764	135,012
Medical Properties Trust, Inc.		16,625	192,351
MFA Financial, Inc.		47,236	387,335
Mid-America Apartment Communities, Inc.		4,431	284,470
Mission West Properties, Inc.		9,685	63,630
Monmouth Real Estate Investment Corp., Class A		8,691	71,353
MPG Office Trust, Inc.*		9,055	33,594
National Health Investors, Inc.		3,414	163,599
Newcastle Investment Corp.*		12,271	74,117
Northstar Realty Finance Corp.		13,299	71,150
Omega Healthcare Investors, Inc.		13,671	305,410
One Liberty Properties, Inc.		2,532	38,183
Parkway Properties, Inc.		4,411	74,987
Pebblebrook Hotel Trust		5,998	132,856
Pennsylvania Real Estate Investment		9,090	129,714
Pennymac Mortgage Investment Trust		3,536	65,027
Post Properties, Inc.		7,095	278,479
Potlatch Corp.		5,711	229,582
PS Business Parks, Inc.		2,515	145,719
RAIT Investment Trust		19,313	47,510
Ramco-Gershenson Properties Trust		6,810	85,329
Redwood Trust, Inc.		12,261	190,659
Resource Capital Corp.		9,288	61,208
Retail Opportunity Investments Corp.		6,929	75,803
Sabra Health Care REIT, Inc.		4,529	79,756
Saul Centers, Inc.		1,077	47,980
Sovran Self Storage, Inc.		4,082	161,443
Starwood Property Trust, Inc.		9,873	220,168
Strategic Hotels & Resorts, Inc.*		21,946	141,552
Sun Communities, Inc.		3,366	119,998
Sunstone Hotel Investors, Inc.*		18,006	183,481

	Country Code**	Shares	Value
Tanger Factory Outlet Centers, Inc.		11,263	$295,541
Terreno Realty Corp.*		2,710	46,693
Two Harbors Investment Corp.		11,459	119,976
U-Store-It Trust		15,819	166,416
Walter Investment Management Corp.		4,696	75,746
Washington Real Estate Investment Trust		8,911	277,043
Winthrop Realty Trust		5,323	65,207

			14,396,159

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.2%
Avatar Holdings, Inc.*		1,840	36,414
Consolidated-Tomoka Land Co.		1,238	40,111
Forestar Group, Inc.*		5,747	109,308
Kennedy-wilson Holdings, Inc.*		3,799	41,257
Tejon Ranch Co.*		2,122	77,962

			305,052

ROAD & RAIL – 1.1%
Amerco*		1,251	121,347
Arkansas Best Corp.		4,024	104,302
Avis Budget Group, Inc.*		15,437	276,477
Celadon Group, Inc.*		3,472	56,385
Dollar Thrifty Automotive Group*		4,253	283,803
Genesee & Wyoming, Inc., Class A*		5,614	326,735
Heartland Express, Inc.		7,484	131,419
Knight Transportation, Inc.		8,540	164,395
Marten Transport Ltd.		2,608	58,158
Old Dominion Freight Line, Inc.*		6,186	217,067
Railamerica, Inc.*		3,724	63,457
Saia, Inc.*		2,960	48,514
Werner Enterprises, Inc.		6,256	165,596

			2,017,655

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 3.9%
Advanced Analogic Technologies, Inc.*		9,101	34,402
Advanced Energy Industries, Inc.*		5,656	92,476
Amkor Technology, Inc.*		15,753	106,175
Anadigics, Inc.*		10,427	46,713
Applied Micro Circuits Corp.*		9,900	102,762
ATMI, Inc.*		4,989	94,192
Axcelis Technologies, Inc.*		17,407	46,129
AXT, Inc.*		5,234	37,528
Brooks Automation, Inc.*		9,943	136,517
Cabot Microelectronics Corp.*		3,445	180,001
Cavium Networks, Inc.*		6,948	312,174
Ceva, Inc.*		3,484	93,127
Cirrus Logic, Inc.*		10,125	212,929
Cohu, Inc.		3,957	60,780
Cymer, Inc.*		4,392	248,499
Diodes, Inc.*		5,053	172,105

SC BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
DSP Group, Inc.*		4,732	$36,436
Energy Conversion Devices, Inc.*		11,373	25,703
Entegris, Inc.*		19,909	174,602
Entropic Communications, Inc.*		10,123	85,539
Evergreen Solar, Inc.*		10,867	14,670
Exar Corp.*		6,851	41,243
FEI Co.*		5,642	190,248
Formfactor, Inc.*		7,965	82,040
GT Solar International, Inc.*		8,157	86,954
Hittite Microwave Corp.*		3,978	253,677
Integrated Device Technology, Inc.*		23,057	169,930
Integrated Silicon Solution, Inc.*		4,566	42,327
IXYS Corp.*		4,180	56,137
Kopin Corp.*		11,911	54,672
Kulicke & Soffa Industries, Inc.*		10,524	98,399
Lattice Semiconductor Corp.*		17,747	104,707
LTX-Credence Corp.*		7,528	68,731
Micrel, Inc.		7,874	106,142
Microsemi Corp.*		12,226	253,200
Mindspeed Technologies, Inc.*		5,532	46,801
MIPS Technologies, Inc.*		7,637	80,112
MKS Instruments, Inc.		7,424	247,219
Monolithic Power Systems, Inc.*		5,155	73,149
Nanometrics, Inc.*		3,033	54,867
Netlogic Microsystems, Inc.*		9,177	385,618
Nve Corp.*		808	45,523
Omnivision Technologies, Inc.*		8,188	290,920
Pericom Semiconductor Corp.*		4,616	47,868
Photronics, Inc.*		8,465	75,931
Power Integrations, Inc.		3,612	138,448
RF Micro Devices, Inc.*		40,002	256,413
Rubicon Technology, Inc.*		2,661	73,657
Rudolph Technologies, Inc.*		5,268	57,632
Semtech Corp.*		9,120	228,182
Sigma Designs, Inc.*		4,873	63,105
Silicon Image, Inc.*		11,595	104,007
Spansion, Inc. Class A*		2,058	38,423
Standard Microsystems Corp.*		3,488	86,014
Supertex, Inc.*		1,716	38,232
Tessera Technologies, Inc.*		7,496	136,877
Triquint Semiconductor, Inc.*		22,916	295,846
Ultra Clean Holdings*		3,723	38,496
Ultratech, Inc.*		3,778	111,073
Veeco Instruments, Inc.*		6,017	305,904
Volterra Semiconductor Corp.*		3,865	95,968
Zoran Corp.*		7,929	82,382

			7,420,533

SOFTWARE – 4.5%
Accelrys, Inc.*		9,196	73,568
ACI Worldwide, Inc.*		5,083	166,722
Actuate Corp.*		8,083	42,032
Advent Software, Inc.*		4,582	131,366

	Country Code**	Shares	Value
Ariba, Inc.*		13,236	$451,877
Aspen Technology, Inc.*		9,469	141,940
Blackbaud, Inc.		6,767	184,333
Blackboard, Inc.*		5,069	183,701
Bottomline Technologies, Inc.*		5,090	127,963
Commvault Systems, Inc.*		6,433	256,548
Concur Technologies, Inc.*		5,894	326,822
DemandTec, Inc.*		3,394	44,665
Digimarc Corp.*		1,296	37,454
Ebix, Inc.*		4,523	106,969
Epicor Software Corp.*		7,801	86,357
Epiq Systems, Inc.		5,060	72,662
Fair Issac Corp.		6,286	198,700
Fortinet, Inc.*		6,495	285,780
Interactive Intelligence, Inc.*		2,151	83,265
JDA Software Group, Inc.*		6,566	198,687
Kenexa Corp.*		3,621	99,903
Lawson Software, Inc.*		20,283	245,424
Magma Design Automation, Inc.*		10,711	73,049
Manhattan Associates, Inc.*		3,384	110,724
Mentor Graphics Corp.*		16,723	244,658
Microstrategy, Inc.*		1,220	164,066
Monotype Imaging Holdings, Inc.*		3,602	52,229
Motricity, Inc.*		1,075	16,157
Netscout Systems, Inc.*		4,531	123,787
Netsuite, Inc.*		2,699	78,487
Opnet Technologies, Inc.		2,021	78,799
Parametric Technology Corp.*		16,960	381,430
Pegasystems, Inc.		2,371	89,956
Progress Software Corp.*		9,818	285,606
PROS Holdings, Inc.*		3,491	50,864
Qlik Technologies, Inc.*		2,225	57,850
Quest Software, Inc.*		8,694	220,741
Radiant Systems, Inc.*		5,188	91,828
Reald, Inc.*		2,465	67,442
Realpage, Inc.*		2,339	64,860
Renaissance Learning, Inc.		2,905	34,134
Rosetta Stone, Inc.*		2,200	29,062
S1 Corp.*		8,800	58,784
Smith Micro Software, Inc.*		5,196	48,635
Solarwinds, Inc.*		5,655	132,666
Sourcefire, Inc.*		4,245	116,780
SS&C Technologies Holdings, Inc.*		2,145	43,801
SuccessFactors, Inc.*		10,055	393,050
Synchronoss Technologies, Inc.*		3,481	120,965
Take-Two Interactive Software, Inc.*		10,413	160,048
Taleo Corp.*		6,021	214,649
Telecommunication Systems, Inc.*		9,121	37,579
TIBCO Software, Inc.*		24,217	659,913
Tivo, Inc.*		17,948	157,224
Tyler Technologies, Inc.*		4,330	102,664
Ultimate Software Group, Inc.*		3,730	219,138
Vasco Data Security International*		4,432	60,851

SC BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Virnetx Holding Corp.		5,625	$111,994
Wave Systems Corp.*		15,022	47,019
Websense, Inc.*		6,119	140,553

			8,688,780

SPECIALTY RETAIL – 3.0%
America’s Car-mart, Inc.*		1,654	42,640
Ann, Inc.*		7,988	232,531
Asbury Automotive Group, Inc.*		4,517	83,519
Ascena Retail Group, Inc.*		8,568	277,689
Barnes & Noble, Inc.		6,009	55,223
Bebe Stores, Inc.		5,570	32,585
Big 5 Sporting Goods Corp.		3,964	47,251
Brown Shoe Co., Inc.		6,852	83,731
Cabela’s, Inc.*		5,924	148,159
Casual Male Retail Group, Inc.*		8,337	40,935
Charming Shoppes, Inc.*		18,610	79,279
Childrens Place Retail Stores, Inc.*		3,789	188,806
Christopher & Banks Corp.		6,394	41,433
Citi Trends, Inc.*		2,356	52,515
Coldwater Creek, Inc.*		12,200	32,208
Collective Brands, Inc.*		9,063	195,580
Destination Maternity Corp.		1,728	39,865
DSW, Inc., Class A*		2,012	80,400
Express, Inc.		2,560	50,022
Finish Line, Inc., Class A		7,576	150,384
Genesco, Inc.*		3,472	139,574
Group 1 Automotive, Inc.		3,604	154,251
Haverty Furniture Cos., Inc.		3,315	43,957
hhgregg, Inc.*		2,306	30,877
Hibbett Sports, Inc.*		4,326	154,914
Hot Topic, Inc.		7,898	45,019
JOS A Bank Clothiers, Inc.*		4,000	203,520
Kirkland’s, Inc.*		2,898	44,745
Lithia Motors, Inc.		3,762	54,850
Lumber Liquidators Holdings, Inc.*		3,522	88,015
Marinemax, Inc.*		4,249	41,895
Monro Muffler, Inc.		4,405	145,277
OfficeMax, Inc.*		12,778	165,347
Pacific Sunwear of California, Inc.*		11,348	40,966
Penske Automotive Group, Inc.*		6,517	130,470
Pier 1 Imports, Inc.*		15,603	158,370
Rental-A-Center, Inc.		9,527	332,588
Rue21, Inc.*		2,358	67,910
Sally Beauty Holdings, Inc.*		14,120	197,821
Select Comfort Corp.*		8,420	101,545
Shoe Carnival, Inc.*		1,593	44,684
Sonic Automotive, Inc., Class A		6,340	88,823
Stage Stores, Inc.		5,609	107,805
Stein Mart, Inc.		4,501	45,505
Talbots, Inc.*		10,778	65,099
The Buckle, Inc.		3,736	150,934
The Cato Corp.		4,105	100,573

	Country Code**	Shares	Value
The Men’s Wearhouse, Inc.		7,728	$209,120
The Pep Boys - Manny, Moe & Jack		8,198	104,197
The Wet Seal, Inc., Class A*		16,960	72,589
Ulta Salon Cosmetics & Fragrance, Inc.*		4,648	223,708
Vitamin Shoppe, Inc.*		2,360	79,839
Zumiez, Inc.*		3,115	82,329

			5,671,871

TEXTILES, APPAREL & LUXURY GOODS – 2.1%
Carter’s, Inc.*		8,801	251,973
Cherokee, Inc.		2,459	42,442
Columbia Sportswear Co.		1,666	98,994
Crocs, Inc.*		12,881	229,797
Deckers Outdoor Corp.*		5,656	487,264
G-III Apparel Group Ltd.*		2,362	88,764
Iconix Brand Group, Inc.*		10,838	232,800
K-Swiss, Inc., Class A*		4,946	55,741
Liz Claiborne, Inc.*		15,096	81,367
Maidenform Brands, Inc.*		3,606	103,023
Movado Group, Inc.*		2,637	38,711
Oxford Industries, Inc.		2,499	85,441
Perry Ellis International, Inc.*		1,994	54,875
Quiksilver, Inc.*		19,699	87,070
Skechers U.S.A., Inc., Class A*		5,212	107,055
Steven Madden Ltd.*		3,626	170,168
The Jones Group, Inc.		13,352	183,590
Timberland Co., Class A*		5,841	241,175
True Religion Apparel, Inc.*		4,101	96,251
Under Armour, Inc.*		5,128	348,960
Unifi, Inc.*		2,588	43,996
Vera Bradley, Inc.*		2,038	86,024
Volcom, Inc.		3,245	60,130
Warnaco Group, Inc.*		6,457	369,276
Wolverine World Wide, Inc.		7,285	271,585

			3,916,472

THRIFT & MORTGAGE FINANCE – 1.3%
Abington Bancorp, Inc.		4,029	49,275
Astoria Financial Corp.		12,537	180,157
Bank Mutual Corp.		10,542	44,593
BankFinancial Corp.		5,270	48,431
Beneficial Mutual Bancorp, Inc.*		5,920	51,030
Berkshire Hills Bancorp, Inc.		2,699	56,274
Brookline Bancorp, Inc.		5,540	58,336
Dime Community Bancshares		4,342	64,088
ESSA Bancorp, Inc.		3,764	49,685
First Financial Corp.		3,510	39,698
Flushing Financial Corp.		5,261	78,389
Home Federal Bancorp, Inc.		3,712	43,727
MGIC Investment Corp.*		29,642	263,517
NewAlliance Bancshares, Inc.		14,680	217,851
Northwest Bancshares, Inc.		15,882	199,160
Oceanfirst Financial Corp.		3,141	43,817
Ocwen Financial Corp.*		11,476	126,466
Oritani Financial Corp.		8,950	113,486
Provident Financial Services		8,923	132,060
Provident New York Bancorp		7,026	72,508
Radian Group, Inc.		20,194	137,521

SC BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Territorial Bancorp, Inc.		2,540	$50,597
The PMI Group, Inc.*		22,935	61,925
TrustCo Bank Corp. NY		13,515	80,144
United Financial Bancorp, Inc.		3,556	58,710
Viewpoint Financial Group		2,930	38,090
Westfield Financial, Inc.		5,988	54,251
WSFS Financial Corp.		1,008	47,477

			2,461,263

TOBACCO – 0.2%
Alliance One International, Inc.*		15,384	61,844
Star Scientific, Inc.*		15,652	71,060
Universal Corp.		3,447	150,083
Vector Group, Ltd.		6,446	111,451

			394,438

TRADING COMPANIES & DISTRIBUTORS – 1.0%
Aceto Corp.		5,031	40,097
Aircastle Ltd.	BM	7,906	95,426
Applied Industrial Technologies, Inc.		5,993	199,327
Beacon Roofing Supply, Inc.*		6,824	139,687
Cai International, Inc.*		1,833	47,401
DXP Enterprises, Inc.*		1,481	34,182
H & E Equipment Services, Inc.*		4,387	85,590
Houston Wire & Cable Co.		3,225	47,150
Interline Brands, Inc.*		5,053	103,081
Kaman Corp.		3,963	139,498
RSC Holdings, Inc.*		7,520	108,138
Rush Enterprises, Inc.*		4,893	96,881
TAL International Group, Inc.		2,567	93,105
Textainer Group Holdings Ltd.	BM	1,445	53,696
Titan Machinery, Inc.*		2,141	54,060
United Rentals, Inc.*		8,893	295,959
Watsco, Inc.		3,863	269,290

			1,902,568

WATER UTILITIES – 0.3%
American States Water Co.		2,940	105,428
California Water Service Group		2,896	107,644
Connecticut Water Service, Inc.		2,151	56,679
Consolidated Water Co., Ltd.	KY	3,607	39,316
Middlesex Water Co.		3,684	67,012
SJW Corp.		2,697	62,436
York Water Co.		3,221	56,078

			494,593

WIRELESS TELECOMMUNICATION SERVICES – 0.1%
FiberTower Corp.*		8,327	16,737
ICO Global Communications (Holdings), Ltd.*		15,782	42,138
NTELOS Holdings Corp.		4,188	77,101
Shenandoah Telecommunications Co.		3,837	69,296
USA Mobility, Inc.		3,423	49,600

			254,872

Total Common Stocks (Cost $157,901,473)			188,271,320

	Country Code**	Shares	Value
SHORT TERM INVESTMENTS – 1.4%
MUTUAL FUNDS – 1.4%
State Street Institutional Treasury Plus Money Market Fund (Cost $2,681,043)		2,681,043	$2,681,043

TOTAL INVESTMENTS – 99.9% (Cost $160,582,516)			190,952,363
Other assets less liabilities – 0.1%			178,284

NET ASSETS – 100.0%			$191,130,647

REIT	Real Estate Investment Trust

AN	Netherlands Antilles
BM	Bermuda
BS	Bahamas
CA	Canada
IE	Ireland
IL	Israel
KY	Cayman Islands
LR	Liberia
LU	Luxembourg
MH	Marshall Islands
PA	Panama
PR	Puerto Rico

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.
+	Amount is less than 0.05%.
(1)	Eligible for resale under rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of this security amounted to $0, representing less than 0.05% of net assets.

SC BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

(2)	At the period end, cash of $249,000 has been pledged to cover margin requirements for the following open futures contracts:

Type	Description	Expiration Date	Contracts	Aggregate Face Value ($)	Aggregate Notional Value ($)	Unrealized Appreciation ($)
Long	Russell 2000 Mini Index June Futures	6/17/11	37	2,998,968	3,114,290	115,322

SC BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

(3)	Fair Value Measurements

All investments and financial derivative instruments are categorized as Level 1 under the fair value hierarchy. See Note 2b in the Notes to Portfolios of Investments for additional information.

SC GOLDMAN SACHS MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 97.6%
AEROSPACE & DEFENSE – 1.0%
BE Aerospace, Inc.*		6,616	$235,066
Goodrich Corp.		2,886	246,840
L-3 Communications Holdings, Inc.		15,055	1,178,957
Rockwell Collins, Inc.		19,194	1,244,347

			2,905,210

AIR FREIGHT & LOGISTICS – 0.2%
UTI Worldwide, Inc.	VG	33,849	685,104

AIRLINES – 0.9%
Alaska Air Group, Inc.*		37,710	2,391,568
Copa Holdings SA	PA	5,227	275,986

			2,667,554

AUTO COMPONENTS – 1.4%
Autoliv, Inc.		35,219	2,614,306
Federal-Mogul Corp.*		10,371	258,238
TRW Automotive Holdings Corp.*		27,396	1,508,972

			4,381,516

BEVERAGES – 0.1%
Molson Coors Brewing Co., Class B		4,705	220,617

BIOTECHNOLOGY – 0.6%
Alexion Pharmaceuticals, Inc.*		2,772	273,541
Cephalon, Inc.*		21,558	1,633,665

			1,907,206

BUILDING PRODUCTS – 0.4%
Armstrong World Industries, Inc.		24,214	1,120,382

CAPITAL MARKETS – 0.9%
Federated Investors, Inc., Class B		52,816	1,412,828
Legg Mason, Inc.		23,106	833,896
Raymond James Financial, Inc.		9,646	368,863

			2,615,587

CHEMICALS – 2.5%
Ashland, Inc.		6,764	390,689
Cabot Corp.		26,979	1,248,858
Eastman Chemical Co.		23,773	2,361,134
Huntsman Corp.		117,312	2,038,883
PPG Industries, Inc.		6,630	631,242
Scotts Miracle-Gro Co., Class A		2,238	129,468
The Sherwin-Williams Co.		10,180	855,018

			7,655,292

COMMERCIAL BANKS – 4.1%
Bank of Hawaii Corp.		3,659	174,973
CIT Group, Inc.*		10,699	455,242
Comerica, Inc.		26,652	978,661
Fifth Third Bancorp		66,819	927,448

	Country Code**	Shares	Value
Fulton Financial Corp.		130,578	$1,450,722
Keycorp		110,979	985,494
M&T Bank Corp.		21,918	1,939,086
Popular, Inc.*	PR	305,621	889,357
Suntrust Banks, Inc.		122,574	3,535,034
TCF Financial Corp.		69,356	1,099,986

			12,436,003

COMMERCIAL SERVICES & SUPPLIES – 0.6%
Cintas Corp.		13,520	409,250
R.R. Donnelley & Sons Co.		66,874	1,265,256

			1,674,506

COMMUNICATIONS EQUIPMENT – 0.4%
EchoStar Corp., Class A*		12,497	473,012
Tellabs, Inc.		116,784	611,948

			1,084,960

COMPUTERS & PERIPHERALS – 0.3%
Lexmark International, Inc., Class A*		6,177	228,796
Western Digital Corp.*		14,584	543,837

			772,633

CONSTRUCTION & ENGINEERING – 0.6%
Fluor Corp.		4,250	313,055
KBR, Inc.		25,078	947,196
URS Corp.*		11,434	526,536

			1,786,787

CONSUMER FINANCE – 0.3%
Discover Financial Services		34,298	827,268

CONTAINERS & PACKAGING – 0.2%
Sealed Air Corp.		6,104	162,732
Sonoco Products Co.		13,643	494,286

			657,018

DISTRIBUTORS – 0.3%
Genuine Parts Co.		15,579	835,658

DIVERSIFIED CONSUMER SERVICES – 0.1%
Apollo Group, Inc., Class A*		8,542	356,287

DIVERSIFIED FINANCIAL SERVICES – 0.4%
Leucadia National Corp.		11,987	449,992
Moody’s Corp.		6,540	221,772
NYSE Euronext		15,361	540,246
NASDAQ OMX Group, Inc.*		3,756	97,055

			1,309,065

DIVERSIFIED TELECOMMUNICATION SERVICES – 0.7%
CenturyLink, Inc.		19,315	802,538
Qwest Communications International, Inc.		192,262	1,313,150

			2,115,688

ELECTRIC UTILITIES – 2.9%
DPL, Inc.		46,282	1,268,590
Edison International(1)		36,452	1,333,779
Great Plains Energy, Inc.		12,617	252,592

SC GOLDMAN SACHS MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Northeast Utilities		10,364	$358,594
Pepco Holdings, Inc.		37,521	699,767
Pinnacle West Capital Corp.		49,376	2,112,799
Progress Energy, Inc.		57,770	2,665,508
Westar Energy, Inc.		5,601	147,978

			8,839,607

ELECTRICAL EQUIPMENT – 1.2%
General Cable Corp.*		14,738	638,156
Rockwell Automation, Inc.		27,623	2,614,517
Thomas & Betts Corp.*		5,360	318,759

			3,571,432

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 2.1%
Arrow Electronics, Inc.*		15,941	667,609
Avnet, Inc.*		12,318	419,921
Ingram Micro, Inc., Class A*		80,963	1,702,652
National Instruments Corp.		7,197	235,846
Tech Data Corp.*		2,071	105,331
Vishay Intertechnology, Inc.*		169,825	3,012,695
Vishay Precision Group, Inc.*		9,044	141,719

			6,285,773

ENERGY EQUIPMENT & SERVICES – 2.2%
Dresser-Rand Group, Inc.*		7,697	412,713
Exterran Holdings, Inc.*		91,176	2,163,607
Nabors Industries, Ltd.*	BM	47,122	1,431,566
Oil States International, Inc.*		22,758	1,732,794
SEACOR Holdings, Inc.		10,082	932,182

			6,672,862

FOOD PRODUCTS – 3.6%
Bunge, Ltd.	BM	22,735	1,644,422
Campbell Soup Co.		15,338	507,841
Corn Products International, Inc.		9,101	471,614
HJ Heinz Co.		24,428	1,192,575
Hormel Foods Corp.		84,388	2,349,362
Lancaster Colony Corp.		8,283	501,950
Smithfield Foods, Inc.*		26,332	633,548
Tyson Foods, Inc., Class A		192,538	3,694,804

			10,996,116

GAS UTILITIES – 0.8%
Atmos Energy Corp.		11,981	408,552
Energen Corp.		30,197	1,906,035

			2,314,587

HEALTH CARE EQUIPMENT & SUPPLIES – 1.2%
Boston Scientific Corp.*		218,085	1,568,031
CareFusion Corp.*		29,905	843,321
Edwards Lifesciences Corp.*		1,092	95,004
Hill-Rom Holdings, Inc.		33,625	1,277,078

			3,783,434

HEALTH CARE PROVIDERS & SERVICES – 2.8%
Coventry Health Care, Inc.*		83,330	2,657,393
Health Net, Inc.*		53,384	1,745,657
Humana, Inc.*		56,338	3,940,280

			8,343,330

	Country Code**	Shares	Value
HOTELS, RESTAURANTS & LEISURE – 0.6%
Chipotle Mexican Grill, Inc., Class A*		2,693	$733,492
Choice Hotels International, Inc.		13,916	540,637
Panera Bread Co., Class A*		3,218	408,686
Wendy’s/Arby’s Group, Inc., Class A		26,735	134,477

			1,817,292

HOUSEHOLD DURABLES – 3.4%
Garmin Ltd.	CH	69,277	2,345,719
Harman International Industries, Inc.		43,219	2,023,514
Leggett & Platt, Inc.		58,738	1,439,081
Lennar Corp., Class A		7,832	141,916
Mohawk Industries, Inc.*		54,265	3,318,305
Whirlpool Corp.(1)		11,637	993,334

			10,261,869

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 0.9%
Constellation Energy Group		27,643	860,527
NRG Energy, Inc.*		86,254	1,857,911

			2,718,438

INDUSTRIAL CONGLOMERATES – 0.0%+
Carlisle Cos., Inc.		3,019	134,496

INSURANCE – 8.5%
Allied World Assurance Co. Holdings, Ltd.	CH	13,411	840,736
American National Insurance		2,361	186,920
Aspen Insurance Holdings, Ltd.	BM	75,845	2,090,288
Assurant, Inc.		30,519	1,175,287
Axis Capital Holdings, Ltd.	BM	19,653	686,283
Cincinnati Financial Corp.		3,034	99,515
CNA Financial Corp.		31,051	917,557
Endurance Specialty Holdings, Ltd.	BM	30,871	1,507,122
Everest Re Group, Ltd.	BM	27,919	2,461,897
Lincoln National Corp.		42,393	1,273,486
Mercury General Corp.		17,092	668,810
Old Republic International Corp.		10,307	130,796
PartnerRe, Ltd.	BM	12,512	991,451
Protective Life Corp.		8,548	226,949
Reinsurance Group of America, Inc.		5,417	340,079
StanCorp Financial Group, Inc.		5,787	266,897
Symetra Financial Corp.		46,057	626,375
The Progressive Corp.(1)		75,326	1,591,638
Torchmark Corp.		1,665	110,689
Transatlantic Holdings, Inc.		13,689	666,244
Unum Group(1)		156,686	4,113,008
W.R. Berkley Corp.		64,410	2,074,646
White Mountains Insurance Group, Ltd.	BM	4,171	1,519,078
XL Group PLC	IE	44,588	1,096,865

			25,662,616

SC GOLDMAN SACHS MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
INTERNET & CATALOG RETAIL – 0.6%
Liberty Media Corp. - Interactive, Series A*		108,850	$1,745,954

INTERNET SOFTWARE & SERVICES – 0.3%
AOL, Inc.*		42,158	823,346
VeriSign, Inc.		6,046	218,925

			1,042,271

IT SERVICES – 1.2%
Amdocs, Ltd.*	GG	36,735	1,059,805
Computer Sciences Corp.		7,864	383,212
Teradata Corp.*		42,304	2,144,813

			3,587,830

LEISURE EQUIPMENT & PRODUCTS – 0.1%
Polaris Industries, Inc.		4,023	350,081

MACHINERY – 3.5%
AGCO Corp.*		38,092	2,093,917
CNH Global NV*	NL	5,710	277,221
Cummins, Inc.		2,079	227,900
Eaton Corp.		47,726	2,645,930
Harsco Corp.		2,865	101,106
Kennametal, Inc.		5,266	205,374
Lincoln Electric Holdings, Inc.		3,167	240,439
Oshkosh Corp.*		14,179	501,653
Parker Hannifin Corp.		11,868	1,123,662
The Timken Co.		56,151	2,936,697
WABCO Holdings, Inc.*		1,885	116,191

			10,470,090

MEDIA – 3.1%
Cablevision Systems Corp., Class A		32,197	1,114,338
Clear Channel Outdoor Holdings, Inc., Class A*		12,827	186,633
DISH Network Corp., Class A*		217,911	5,308,312
Liberty Global, Inc., Class A*		24,796	1,026,802
Liberty Media-Starz, Series A*		4,724	366,582
Virgin Media, Inc.		51,087	1,419,708

			9,422,375

METALS & MINING – 1.4%
Reliance Steel & Aluminum Co.		35,404	2,045,643
Schnitzer Steel Industries, Inc., Class A		9,086	590,681
Titanium Metals Corp.*		12,889	239,478
Walter Industries, Inc.		9,247	1,252,321

			4,128,123

MULTI-LINE RETAIL – 0.1%
Dollar Tree, Inc.*		4,050	224,856

MULTI-UTILITIES – 6.3%
Ameren Corp.		112,005	3,143,980
Consolidated Edison, Inc.		5,574	282,713
DTE Energy Co.		30,622	1,499,253
Integrys Energy Group, Inc.		79,244	4,002,614
MDU Resources Group, Inc.		84,077	1,931,249
NiSource, Inc.		196,457	3,768,045

	Country Code**	Shares	Value
Sempra Energy		57,539	$3,078,337
TECO Energy, Inc.		62,976	1,181,430

			18,887,621

OIL, GAS & CONSUMABLE FUELS – 11.4%
Cimarex Energy Co.		42,631	4,912,796
Frontier Oil Corp.		35,721	1,047,340
Murphy Oil Corp.		24,907	1,828,672
QEP Resources, Inc.		27,418	1,111,526
SM Energy Co.		29,572	2,193,947
Sunoco, Inc.		85,816	3,912,351
Tesoro Corp.*		216,398	5,805,958
Valero Energy Corp.		450,456	13,432,598

			34,245,188

PAPER & FOREST PRODUCTS – 1.3%
Domtar Corp.		16,542	1,518,225
International Paper Co.		36,808	1,110,865
MeadWestvaco Corp.		46,647	1,414,804

			4,043,894

PHARMACEUTICALS – 0.8%
Forest Laboratories, Inc.*		74,566	2,408,482

PROFESSIONAL SERVICES – 0.8%
Manpower, Inc.		37,987	2,388,623

REAL ESTATE INVESTMENT TRUSTS – 12.1%
AMB Property Corp.		21,258	764,650
Annaly Capital Management, Inc.		8,182	142,776
AvalonBay Communities, Inc.		43,427	5,214,714
Boston Properties, Inc.		14,710	1,395,243
BRE Properties, Inc.		66,761	3,149,784
Equity Residential		16,985	958,124
Federal Realty Investment Trust		21,017	1,714,147
HCP, Inc.		84,701	3,213,556
Hospitality Properties Trust		4,105	95,031
Host Hotels & Resorts, Inc.		13,357	235,217
Liberty Property Trust		67,852	2,232,331
Mack-Cali Realty Corp.		11,754	398,461
Nationwide Health Properties, Inc.		59,708	2,539,381
Plum Creek Timber Co., Inc.		53,854	2,348,573
Rayonier, Inc.		92,056	5,736,009
Realty Income Corp.		34,515	1,206,299
Regency Centers Corp.		28,456	1,237,267
Senior Housing Properties Trust		63,598	1,465,298
Ventas, Inc.		15,475	840,292
Weyerhaeuser Co.		69,084	1,699,466

			36,586,619

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.2%
Howard Hughes Corp.*		9,488	670,232

ROAD & RAIL – 0.1%
Ryder System, Inc.		3,813	192,938
Werner Enterprises, Inc.		4,744	125,573

			318,511

SC GOLDMAN SACHS MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 1.3%
Advanced Micro Devices, Inc.*		30,349	$261,001
Fairchild Semiconductor International, Inc.*		77,921	1,418,162
Integrated Device Technology, Inc.*		160,607	1,183,674
LSI Corp.*		98,115	667,182
Micron Technology, Inc.*		29,227	334,942

			3,864,961

SOFTWARE – 0.6%
Citrix Systems, Inc.*		4,775	350,771
Parametric Technology Corp.*		4,483	100,823
Salesforce.com, Inc.*		3,865	516,287
Synopsys, Inc.*		30,696	848,744

			1,816,625

SPECIALTY RETAIL – 1.0%
Autonation, Inc.*		60,580	2,142,715
AutoZone, Inc.*		887	242,648
Foot Locker, Inc.		6,191	122,086
Limited Brands, Inc.		10,590	348,199
O’Reilly Automotive, Inc.*		2,350	135,031

			2,990,679

TEXTILES, APPAREL & LUXURY GOODS – 0.2%
Coach, Inc.		3,488	181,515
Fossil, Inc.*		2,027	189,829
Timberland Co., Class A*		4,355	179,818

			551,162

THRIFT & MORTGAGE FINANCE – 1.3%
Hudson City Bancorp, Inc.		149,365	1,445,853
New York Community Bancorp, Inc.		91,624	1,581,430
Washington Federal, Inc.		45,248	784,601

			3,811,884

TOBACCO – 3.0%
Lorillard, Inc.		93,799	8,911,843

TRADING COMPANIES & DISTRIBUTORS – 0.3%
Watsco, Inc.		4,067	283,511
WESCO International, Inc.*		12,390	774,375

			1,057,886

WIRELESS TELECOMMUNICATION SERVICES – 0.4%
Telephone & Data Systems, Inc.		5,263	177,363
US Cellular Corp.*		17,844	918,788

			1,096,151

Total Common Stocks (Cost $211,416,091)			294,038,134

SHORT TERM INVESTMENTS – 2.6%
MUTUAL FUNDS – 2.6%
State Street Institutional Liquid Reserves Fund (Cost $7,907,282)		7,907,282	7,907,282

Value
TOTAL INVESTMENTS – 100.2% (Cost $219,323,373)	$301,945,416
Liabilities in excess of other assets – (0.2)%	(526,895)

NET ASSETS – 100.0%	$301,418,521

BM	Bermuda
CH	Switzerland
GG	Guernsey
IE	Ireland
NL	Netherlands
PA	Panama
PR	Puerto Rico
VG	British Virgin Islands

+	Amount is less than 0.05%.
*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.

SC GOLDMAN SACHS MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

(1)	At the period end, securities (or portions thereof) with an aggregate market value of $959,033 have been pledged to cover margin requirements for the following open futures contracts:

Type	Description	Expiration Date	Contracts	Aggregate Face Value ($)	Aggregate Notional Value ($)	Unrealized Appreciation ($)
Long	S&P MidCap 400 E-Mini Index June Futures	6/17/11	69	6,553,556	6,812,370	258,814

SC GOLDMAN SACHS MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

(2)	Fair Value Measurements

All investments and financial derivative instruments are categorized as Level 1 under the fair value hierarchy. See Note 2b in the Notes to Portfolios of Investments for additional information.

SC COLUMBIA SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 99.4%
AEROSPACE & DEFENSE – 1.1%
AAR Corp.*		9,240	$256,133
Ceradyne, Inc.*		10,650	480,102

			736,235

BUILDING PRODUCTS – 1.1%
Ameron International Corp.		4,370	304,982
Smith A O Corp.		4,570	202,634
Universal Forest Products, Inc.		6,720	246,288

			753,904

CAPITAL MARKETS – 2.8%
GFI Group, Inc.		56,540	283,831
INTL FCStone, Inc.*		14,489	368,310
Investment Technology Group, Inc.*		18,829	342,500
Knight Capital Group, Inc.*		34,090	456,806
Medallion Financial Corp.		16,650	146,353
Piper Jaffray Cos., Inc.*		8,330	345,112

			1,942,912

CHEMICALS – 2.5%
Chemtura Corp.*		14,750	253,700
Fuller H B Co.		17,850	383,418
Minerals Technologies, Inc.		5,010	343,285
OM Group, Inc.*		18,972	693,237

			1,673,640

COMMERCIAL BANKS – 6.9%
Ameris Bancorp*		23,423	237,978
Bancfirst Corp.		6,560	279,981
BancTrust Financial Group, Inc.*		17,227	42,378
Bryn Mawr Bank Corp.		13,456	276,790
Chemical Financial Corp.		16,050	319,876
Columbia Banking System, Inc.		17,000	325,890
Community Trust Bancorp, Inc.		10,450	289,151
First Citizens BancShares, Inc.		2,258	452,910
First Commonwealth Financial Corp.		55,200	378,120
First Financial Corp.		11,602	385,650
First National Bank Alaska		100	177,500
Hancock Holding Co.		9,370	307,711
Investors Bancorp, Inc.*		16,940	252,237
Merchants Bancshares, Inc.		10,430	276,186
Northfield Bancorp, Inc.		15,602	215,308
Northrim Bancorp, Inc.		12,388	236,487
West Coast Bancorp*		71,083	246,658

			4,700,811

COMMERCIAL SERVICES & SUPPLIES – 2.3%
ABM Industries, Inc.		10,230	259,740
Consolidated Graphics, Inc.*		5,390	294,456
Ennis, Inc.		11,450	194,993
G&K Services, Inc.		8,036	267,197
UniFirst Corp.		3,630	192,426

	Country Code**	Shares	Value
United Stationers, Inc.		4,700	$333,935

			1,542,747

COMMUNICATIONS EQUIPMENT – 1.8%
Anaren, Inc.*		12,138	243,974
Bel Fuse, Inc., Class B		7,680	169,037
Black Box Corp.		7,700	270,655
Plantronics, Inc.		5,330	195,184
Symmetricom, Inc.*		29,850	182,980
Tekelec, Inc.*		23,230	188,628

			1,250,458

CONSTRUCTION & ENGINEERING – 2.7%
Comfort Systems USA, Inc.		16,770	235,954
Dycom Industries, Inc.*		23,050	399,687
EMCOR Group, Inc.*		7,272	225,214
KBR, Inc.		4,530	171,098
KHD Humboldt Wedag International AG*	DE	12,389	128,171
Layne Christensen Co.*		7,750	267,375
Pike Electric Corp.*		22,840	217,437
Sterling Construction Co., Inc.*		13,750	232,100

			1,877,036

CONSUMER FINANCE – 0.7%
Cash America International, Inc.		10,290	473,855

CONTAINERS & PACKAGING – 2.1%
Greif, Inc., Class A		3,700	242,017
Greif, Inc., Class B		9,648	594,317
Packaging Corp. of America		8,830	255,099
Silgan Holdings, Inc.		8,610	328,385

			1,419,818

DIVERSIFIED CONSUMER SERVICES – 0.6%
Lincoln Educational Services Corp.		10,891	173,058
Regis Corp.		13,950	247,473

			420,531

DIVERSIFIED FINANCIAL SERVICES – 0.2%
Pico Holdings, Inc.*		5,084	152,825

DIVERSIFIED TELECOMMUNICATION SERVICES – 1.0%
Cbeyond, Inc.*		20,274	236,598
Neutral Tandem, Inc.*		16,516	243,611
Warwick Valley Telephone Co.		12,362	185,924

			666,133

ELECTRIC UTILITIES – 1.0%
ALLETE, Inc.		9,690	377,619
MGE Energy, Inc.		7,800	315,822

			693,441

ELECTRICAL EQUIPMENT – 1.8%
Belden, Inc.		6,930	260,222
Brady Corp., Class A		6,540	233,413
Broadwind Energy, Inc.*		143,040	187,382
GrafTech International Ltd.*		14,510	299,341

SC COLUMBIA SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Powell Industries, Inc.*		6,000	$236,640

			1,216,998

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 3.7%
Anixter International, Inc.		5,299	370,347
Benchmark Electronics, Inc.*		18,250	346,202
Brightpoint, Inc.*		25,945	281,244
CTS Corp.		19,550	211,140
Electro Scientific Industries, Inc.*		12,850	223,076
Littelfuse, Inc.		5,750	328,325
Methode Electronics, Inc.		18,850	227,708
MTS Systems Corp.		6,550	298,353
Nam Tai Electronics, Inc.	VG	37,810	243,496

			2,529,891

ENERGY EQUIPMENT & SERVICES – 3.2%
Cal Dive International, Inc.*		44,160	308,237
Gulf Island Fabrication, Inc.		13,460	433,008
Matrix Service Co.*		18,670	259,513
Patterson-UTI Energy, Inc.		10,820	318,000
TGC Industries, Inc.*		28,641	222,540
Tidewater, Inc.		5,000	299,250
Union Drilling, Inc.*		32,976	338,004

			2,178,552

FOOD & STAPLES RETAILING – 1.3%
Ruddick Corp.		8,100	312,579
Spartan Stores, Inc.		13,790	203,954
The Andersons, Inc.		7,060	343,963

			860,496

FOOD PRODUCTS – 0.7%
Fresh Del Monte Produce, Inc.	KY	17,330	452,486

GAS UTILITIES – 0.5%
The Laclede Group, Inc.		8,690	331,089

HEALTH CARE EQUIPMENT & SUPPLIES – 3.1%
Analogic Corp.		3,650	206,408
Angiodynamics, Inc.*		13,653	206,433
Cantel Medical Corp.		12,050	310,288
ICU Medical, Inc.*		5,325	233,129
Kensey Nash Corp.*		9,484	236,246
Medical Action Industries, Inc.*		21,255	178,542
Orthofix International NV*	AN	5,429	176,225
Quidel Corp.*		15,363	183,741
Symmetry Medical, Inc.*		20,590	201,782
Young Innovations, Inc.		5,550	174,270

			2,107,064

HEALTH CARE PROVIDERS & SERVICES – 4.4%
AmSurg Corp.*		12,440	316,474
Centene Corp.*		9,170	302,427
Healthspring, Inc.*		17,850	667,054
Kindred Healthcare, Inc.*		17,930	428,168
Magellan Health Services, Inc.*		6,200	304,296
Medcath Corp.*		21,910	305,644
Owens & Minor, Inc.		8,410	273,157

	Country Code**	Shares	Value
Triple-S Management Corp., Class B*	PR	9,950	$204,771
U.S. Physical Therapy, Inc.		10,170	227,198

			3,029,189

HOTELS, RESTAURANTS & LEISURE – 1.4%
Benihana, Inc.*		25,225	213,151
Bob Evans Farms, Inc.		9,740	317,524
P.F. Chang’s China Bistro, Inc.		4,240	195,846
Red Robin Gourmet Burgers, Inc.*		8,600	231,340

			957,861

HOUSEHOLD DURABLES – 1.0%
American Greetings Corp.		9,870	232,932
Cavco Industries, Inc.*		5,557	250,954
CSS Industries, Inc.		10,919	205,823

			689,709

INSURANCE – 8.1%
Allied World Assurance Co. Holdings, Ltd.	CH	3,520	220,669
American Safety Insurance Holdings, Ltd.*	BM	14,770	316,521
Argo Group International Holdings, Inc.	BM	9,490	313,550
Baldwin & Lyons, Inc., Class B		10,085	236,191
CNA Surety Corp.*		13,680	345,557
eHealth, Inc.*		27,154	361,148
EMC Insurance Group, Inc.		11,350	281,820
FBL Financial Group, Inc.		11,450	351,744
Global Indemnity PLC*	IE	30,568	671,885
Hanover Insurance Group, Inc.		5,841	264,305
Harleysville Group, Inc.		5,900	195,467
Horace Mann Educators Corp.		22,350	375,480
National Western Life Insurance Co.		1,260	204,435
Navigators Group, Inc.*		8,250	424,875
Safety Insurance Group, Inc.		8,660	399,312
Stewart Information Services Corp.		17,198	180,235
United Fire & Casualty Co.		18,500	373,885

			5,517,079

INTERNET SOFTWARE & SERVICES – 1.2%
InfoSpace, Inc.*		24,186	209,451
j2 Global Communications, Inc.*		5,359	158,144
United Online, Inc.		36,390	229,439
ValueClick, Inc.*		14,230	205,766

			802,800

IT SERVICES – 3.2%
Acxiom Corp.*		13,540	194,299
CACI International, Inc., Class A*		6,190	379,571
CSG Systems International, Inc.*		12,220	243,667
Global Cash Access Holdings, Inc.*		70,113	229,269
Jack Henry & Associates, Inc.		5,120	173,517

SC COLUMBIA SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
MAXIMUS, Inc.		3,400	$275,978
Moneygram International, Inc.*		94,000	322,420
Teletech Holdings, Inc.*		17,990	348,646

			2,167,367

LEISURE EQUIPMENT & PRODUCTS – 0.4%
Jakks Pacific, Inc.*		15,240	294,894

MACHINERY – 4.1%
Astec Industries, Inc.*		7,050	262,895
CIRCOR International, Inc.		6,500	305,630
EnPro Industries, Inc.*		8,250	299,640
FreightCar America, Inc.*		7,400	240,574
Harsco Corp.		6,990	246,677
Kadant, Inc.*		12,500	327,375
LB Foster Co.		6,170	265,989
Mueller Industries, Inc.		10,300	377,186
Robbins & Myers, Inc.		9,775	449,552

			2,775,518

MARINE – 0.3%
Diana Shipping, Inc.*	MH	16,590	196,426

METALS & MINING – 2.3%
Haynes International, Inc.		6,730	373,179
Olympic Steel, Inc.		10,430	342,208
RTI International Metals, Inc.*		9,160	285,334
Terra Nova Royalty Corp.	CA	22,830	196,566
Thompson Creek Metals Co., Inc.*	CA	29,450	369,303

			1,566,590

MULTI-UTILITIES – 1.4%
Avista Corp.		16,320	377,482
CH Energy Group, Inc.		5,750	290,605
NorthWestern Corp.		8,610	260,883

			928,970

OIL, GAS & CONSUMABLE FUELS – 5.4%
Berry Petroleum Co.		7,240	365,258
Bill Barrett Corp.*		8,190	326,863
Holly Corp.		6,400	388,864
International Coal Group, Inc.*		35,876	405,399
James River Coal Co.*		12,220	295,357
Nordic American Tanker Shipping, Ltd.	BM	13,060	324,410
Stone Energy Corp.*		16,125	538,091
Swift Energy Co.*		10,400	443,872
Vaalco Energy, Inc.*		33,285	258,292
World Fuel Services Corp.		8,070	327,723

			3,674,129

PAPER & FOREST PRODUCTS – 0.4%
Wausau Paper Corp.		31,891	243,647

PHARMACEUTICALS – 1.2%
Impax Laboratories, Inc.*		6,140	156,263
Medicis Pharmaceutical Corp., Class A		13,110	420,044
ViroPharma, Inc.*		12,000	238,800

			815,107

	Country Code**	Shares	Value
PROFESSIONAL SERVICES – 1.3%
CDI Corp.		12,000	$177,480
FTI Consulting, Inc.*		6,150	235,730
Korn / Ferry International*		12,250	272,807
Navigant Consulting, Inc.*		18,320	183,017

			869,034

REAL ESTATE INVESTMENT TRUSTS – 5.3%
Chesapeake Lodging Trust		17,026	296,423
DCT Industrial Trust, Inc.		55,910	310,300
DiamondRock Hospitality Co.		35,100	392,067
Franklin Street Properties Corp.		17,780	250,165
Getty Realty Corp.		7,860	179,837
National Health Investors, Inc.		6,110	292,791
Potlatch Corp.		12,110	486,822
Starwood Property Trust, Inc.		17,530	390,919
Sunstone Hotel Investors, Inc.*		20,650	210,423
Terreno Realty Corp.*		17,245	297,131
Universal Health Realty Income Trust		6,460	261,824
Urstadt Biddle Properties, Inc., Class A		13,930	264,949

			3,633,651

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.3%
Avatar Holdings, Inc.*		10,856	214,840

ROAD & RAIL – 1.3%
Heartland Express, Inc.		10,590	185,961
Ryder System, Inc.		4,900	247,940
Werner Enterprises, Inc.		16,700	442,049

			875,950

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 2.3%
Amkor Technology, Inc.*		27,070	182,452
ATMI, Inc.*		10,850	204,848
Entegris, Inc.*		29,760	260,995
Integrated Device Technology, Inc.*		30,900	227,733
MKS Instruments, Inc.		7,470	248,751
Tessera Technologies, Inc.*		10,954	200,020
Varian Semiconductor Equipment Associates, Inc.*		4,750	231,183

			1,555,982

SOFTWARE – 1.5%
Compuware Corp.*		19,350	223,493
Monotype Imaging Holdings, Inc.*		17,750	257,375
Parametric Technology Corp.*		9,040	203,310
Progress Software Corp.*		11,050	321,444

			1,005,622

SPECIALTY RETAIL – 4.6%
Aaron’s, Inc.		10,240	259,686
America’s Car-mart, Inc.*		8,630	222,481
Finish Line, Inc., Class A		16,440	326,334
Foot Locker, Inc.		17,450	344,114
GameStop Corp., Class A*		13,546	305,056
OfficeMax, Inc.*		17,500	226,450

SC COLUMBIA SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Pacific Sunwear of California, Inc.*		65,357	$235,939
Rental-A-Center, Inc.		16,800	586,488
Shoe Carnival, Inc.*		12,415	348,241
The Men’s Wearhouse, Inc.		10,800	292,248

			3,147,037

TEXTILES, APPAREL & LUXURY GOODS – 0.7%
Movado Group, Inc.*		16,578	243,365
The Jones Group, Inc.		17,250	237,188

			480,553

THRIFT & MORTGAGE FINANCE – 4.5%
Bank Mutual Corp.		59,049	249,777
BankFinancial Corp.		31,258	287,261
Beneficial Mutual Bancorp, Inc.*		36,120	311,354
Brookline Bancorp, Inc.		36,883	388,378
Clifton Savings Bancorp, Inc.		18,595	220,723
ESSA Bancorp, Inc.		16,419	216,731
Home Federal Bancorp, Inc.		25,742	303,241
TrustCo Bank Corp. NY		35,381	209,809
United Financial Bancorp, Inc.		14,048	231,933
Washington Federal, Inc.		19,410	336,569
Westfield Financial, Inc.		32,460	294,088

			3,049,864

TRADING COMPANIES & DISTRIBUTORS – 0.9%
Applied Industrial Technologies, Inc.		7,800	259,428
Kaman Corp.		9,350	329,120

			588,548

WIRELESS TELECOMMUNICATION SERVICES – 0.8%
NTELOS Holdings Corp.		18,310	337,087
Shenandoah Telecommunications Co.		13,554	244,785

			581,872

Total Common Stocks (Cost $59,833,746)			67,643,161

TOTAL INVESTMENTS – 99.4% (Cost $59,833,746)			67,643,161
Other assets less liabilities – 0.6%			426,809

NET ASSETS – 100.0%			$68,069,970

AN	Netherlands Antilles
BM	Bermuda
CA	Canada
CH	Switzerland
DE	Germany
IE	Ireland
KY	Cayman Islands
MH	Marshall Islands
PR	Puerto Rico
VG	British Virgin Islands

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.

SC COLUMBIA SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

(1)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

Assets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks (a)	$67,514,990	$128,171	$—	$67,643,161

Total Investments	$67,514,990	$128,171	$—	$67,643,161

†	See Note 2b in the Notes to Portfolios of Investments for additional information.
(a)	See Portfolio of Investments for additional detailed categorizations of Level 1 Securities. The Level 2 security is within the Construction & Engineering industry in the Portfolio of Investments.

SC DAVIS VENTURE VALUE FUND

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 97.7%
AEROSPACE & DEFENSE – 0.8%
Lockheed Martin Corp.		43,640	$3,508,656

AUTOMOBILES – 1.6%
Harley-Davidson, Inc.		162,586	6,908,279

BEVERAGES – 4.1%
Diageo PLC ADR	GB	73,497	5,601,941
Heineken Holding NV	NL	131,759	6,333,840
The Coca-Cola Co.		87,440	5,801,644

			17,737,425

CAPITAL MARKETS – 7.1%
Ameriprise Financial, Inc.		76,705	4,685,141
Bank of New York Mellon Corp.		428,620	12,802,880
GAM Holding AG*	CH	96,100	1,825,743
Julius Baer Group, Ltd.	CH	204,200	8,861,635
The Charles Schwab Corp.		15,400	277,662
The Goldman Sachs Group, Inc.		16,121	2,554,695

			31,007,756

CHEMICALS – 2.2%
Air Products & Chemicals, Inc.		22,680	2,045,282
Monsanto Co.		66,740	4,822,633
Potash Corp. of Saskatchewan, Inc.	CA	30,555	1,800,606
Praxair, Inc.		9,500	965,200

			9,633,721

COMMERCIAL BANKS – 4.6%
Wells Fargo & Co.		625,723	19,835,419

COMMERCIAL SERVICES & SUPPLIES – 2.0%
Iron Mountain, Inc.		278,224	8,688,936

COMPUTERS & PERIPHERALS – 0.8%
Hewlett-Packard Co.		87,080	3,567,668

CONSTRUCTION MATERIALS – 0.4%
Martin Marietta Materials, Inc.		4,800	430,416
Vulcan Materials Co.		26,974	1,230,014

			1,660,430

CONSUMER FINANCE – 4.5%
American Express Co.		430,175	19,443,910

CONTAINERS & PACKAGING – 2.2%
Sealed Air Corp.		361,303	9,632,338

DIVERSIFIED FINANCIAL SERVICES – 0.1%
JP Morgan Chase & Co.		10,136	467,270

ENERGY EQUIPMENT & SERVICES – 1.1%
Schlumberger, Ltd.	AN	11,600	1,081,816
Transocean, Ltd.*	CH	48,582	3,786,967

			4,868,783

	Country Code**	Shares	Value
FOOD & STAPLES RETAILING – 8.6%
Costco Wholesale Corp.		293,335	$21,507,322
CVS Caremark Corp.		458,722	15,743,339

			37,250,661

FOOD PRODUCTS – 1.3%
Kraft Foods, Inc., Class A		97,900	3,070,144
Nestle SA	CH	8,230	471,758
Unilever NV	NL	63,750	1,999,200

			5,541,102

HEALTH CARE EQUIPMENT & SUPPLIES – 1.7%
Baxter International, Inc.		53,060	2,853,036
Becton, Dickinson & Co.		54,400	4,331,328

			7,184,364

HEALTH CARE PROVIDERS & SERVICES – 1.8%
Express Scripts, Inc.*		139,311	7,747,085

HOUSEHOLD DURABLES – 0.2%
Hunter Douglas NV	AN	14,850	756,898

HOUSEHOLD PRODUCTS – 0.5%
The Procter & Gamble Co.		37,605	2,316,468

INDUSTRIAL CONGLOMERATES – 0.2%
Tyco International Ltd.	CH	22,942	1,027,113

INSURANCE – 9.8%
ACE Ltd.	CH	33,620	2,175,214
Aon Corp.		11,690	619,102
Berkshire Hathaway, Inc., Class A*		54	6,766,200
Everest Re Group, Ltd.	BM	5,950	524,671
Fairfax Financial Holdings Ltd.	CA	5,200	1,964,612
Fairfax Financial Holdings Ltd.(1)	CA	1,960	740,939
Loews Corp.		331,870	14,300,278
Markel Corp.*		1,263	523,450
The Progressive Corp.		506,819	10,709,086
Transatlantic Holdings, Inc.		85,620	4,167,126

			42,490,678

INTERNET & CATALOG RETAIL – 0.7%
Expedia, Inc.		60,140	1,362,773
Liberty Media Corp. - Interactive, Series A*		101,282	1,624,563

			2,987,336

INTERNET SOFTWARE & SERVICES – 1.0%
Google, Inc., Class A*		7,650	4,484,507

IT SERVICES – 0.3%
Visa, Inc., Class A		17,010	1,252,276

LIFE SCIENCES TOOLS & SERVICES – 1.0%
Agilent Technologies, Inc.*		100,748	4,511,495

MARINE – 1.3%
China Shipping Development Co., Ltd.	CN	1,173,800	1,321,903

SC DAVIS VENTURE VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Kuehne & Nagel International AG	CH	32,086	$4,488,896

			5,810,799

MEDIA – 0.6%
Grupo Televisa SA ADR*	MX	42,276	1,037,030
Liberty Media-Starz, Series A*		8,177	634,535
The Walt Disney Co.		17,250	743,303

			2,414,868

METALS & MINING – 1.5%
BHP Billiton PLC	GB	85,600	3,378,058
Rio Tinto PLC	GB	46,472	3,264,560

			6,642,618

OIL, GAS & CONSUMABLE FUELS – 15.7%
Canadian Natural Resources, Ltd.	CA	281,102	13,894,872
China Coal Energy Co., Ltd.	CN	2,419,300	3,296,833
Devon Energy Corp.		158,721	14,565,826
EOG Resources, Inc.		157,353	18,647,904
Occidental Petroleum Corp.		142,650	14,905,498
OGX Petroleo e Gas Participacoes SA*	BR	246,100	2,961,973

			68,272,906

PAPER & FOREST PRODUCTS – 1.7%
Sino-Forest Corp.*	CA	269,730	7,038,854
Sino-Forest Corp.*(1)	CA	6,300	164,404

			7,203,258

PERSONAL PRODUCTS – 0.2%
Natura Cosmeticos SA	BR	28,600	805,807

PHARMACEUTICALS – 7.9%
Johnson & Johnson		180,690	10,705,882
Merck & Co., Inc.		370,033	12,214,789
Pfizer, Inc.		367,400	7,461,894
Roche Holding AG	CH	28,700	4,099,554

			34,482,119

PROFESSIONAL SERVICES – 0.2%
The Dun & Bradstreet Corp.		9,300	746,232

REAL ESTATE MANAGEMENT & DEVELOPMENT – 1.7%
Brookfield Asset Management, Inc.	CA	102,900	3,340,134
Hang Lung Group, Ltd.	HK	669,900	4,181,196

			7,521,330

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 1.7%
Texas Instruments, Inc.		211,955	7,325,165

SOFTWARE – 1.2%
Activision Blizzard, Inc.		204,920	2,247,972
Microsoft Corp.		125,560	3,184,202

			5,432,174

SPECIALTY RETAIL – 2.2%
Bed Bath & Beyond, Inc.*		148,880	7,186,437

	Country Code**	Shares	Value
CarMax, Inc.*		75,187	$2,413,503

			9,599,940

TOBACCO – 1.2%
Philip Morris International, Inc.		81,528	5,350,683

TRANSPORTATION INFRASTRUCTURE – 1.7%
China Merchants Holdings International Co., Ltd.	HK	1,622,335	6,861,796
LLX Logistica SA*	BR	58,500	180,231
PortX Operacoes Portuarias SA*	BR	58,500	138,309

			7,180,336

WIRELESS TELECOMMUNICATION SERVICES – 0.3%
America Movil SAB de C.V. ADR, Series L	MX	26,150	1,519,315

Total Common Stocks (Cost $327,869,987)			424,818,124

		Principal Amount (000)
SHORT TERM INVESTMENTS – 2.4%
COMMERCIAL PAPER(2) – 2.4%
Intesa Funding LLC
0.11%, 4/1/11		$5,674	5,674,000
0.19%, 4/1/11		4,901	4,901,000

Total Short Term Investments (Amortized cost $10,575,000)			10,575,000

TOTAL INVESTMENTS – 100.1% (Cost $338,444,987)			435,393,124
Liabilities in excess of other assets – (0.1)%			(537,193)

NET ASSETS – 100.0%			$434,855,931

ADR	American Depositary Receipt

AN	Netherlands Antilles
BM	Bermuda
BR	Brazil
CA	Canada
CH	Switzerland
CN	China
GB	Great Britain
HK	Hong Kong
MX	Mexico
NL	Netherlands

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.
(1)	Eligible for resale under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $905,343, representing 0.2% of net assets.

SC DAVIS VENTURE VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

(2)	Interest rates represent annualized yield at date of purchase.

SC DAVIS VENTURE VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

(3)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

Assets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Aerospace & Defense	$3,508,656	$—	$—	$3,508,656
Automobiles	6,908,279	—	—	6,908,279
Beverages	11,403,585	6,333,840	—	17,737,425
Capital Markets	20,320,378	10,687,378	—	31,007,756
Chemicals	9,633,721	—	—	9,633,721
Commercial Banks	19,835,419	—	—	19,835,419
Commercial Services & Supplies	8,688,936	—	—	8,688,936
Computers & Peripherals	3,567,668	—	—	3,567,668
Construction Materials	1,660,430	—	—	1,660,430
Consumer Finance	19,443,910	—	—	19,443,910
Containers & Packaging	9,632,338	—	—	9,632,338
Diversified Financial Services	467,270	—	—	467,270
Energy Equipment & Services	4,868,783	—	—	4,868,783
Food & Staples Retailing	37,250,661	—	—	37,250,661
Food Products	5,069,344	471,758	—	5,541,102
Health Care Equipment & Supplies	7,184,364	—	—	7,184,364
Health Care Providers & Services	7,747,085	—	—	7,747,085
Household Durables	—	756,898	—	756,898
Household Products	2,316,468	—	—	2,316,468
Industrial Conglomerates	1,027,113	—	—	1,027,113
Insurance	42,490,678	—	—	42,490,678
Internet & Catalog Retail	2,987,336	—	—	2,987,336
Internet Software & Services	4,484,507	—	—	4,484,507
IT Services	1,252,276	—	—	1,252,276
Life Sciences Tools & Services	4,511,495	—	—	4,511,495
Marine	—	5,810,799	—	5,810,799
Media	2,414,868	—	—	2,414,868
Metals & Mining	—	6,642,618	—	6,642,618
Oil, Gas & Consumable Fuels	64,976,073	3,296,833	—	68,272,906
Paper & Forest Products	7,038,854	164,404	—	7,203,258
Personal Products	805,807	—	—	805,807
Pharmaceuticals	30,382,565	4,099,554	—	34,482,119
Professional Services	746,232	—	—	746,232
Real Estate Management & Development	3,340,134	4,181,196	—	7,521,330
Semiconductors & Semiconductor Equipment	7,325,165	—	—	7,325,165
Software	5,432,174	—	—	5,432,174
Specialty Retail	9,599,940	—	—	9,599,940
Tobacco	5,350,683	—	—	5,350,683
Transportation Infrastructure	318,540	6,861,796	—	7,180,336
Wireless Telecommunication Services	1,519,315	—	—	1,519,315

Total Common Stocks	375,511,050	49,307,074	—	424,818,124

Short Term Investments
Commercial Paper	—	10,575,000	—	10,575,000

Total Investments	$375,511,050	$59,882,074	$—	$435,393,124

†	See Note 2b in the Notes to Portfolios of Investments for additional information.

SC INVESCO SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 98.0%
AEROSPACE & DEFENSE – 2.4%
Hexcel Corp.*		13,197	$259,849
TransDigm Group, Inc.*		7,960	667,287

			927,136

AIR FREIGHT & LOGISTICS – 1.4%
Forward Air Corp.		8,147	249,543
HUB Group, Inc.*		8,147	294,840

			544,383

AUTO COMPONENTS – 1.8%
Tenneco, Inc.*		6,789	288,193
TRW Automotive Holdings Corp.*		7,502	413,210

			701,403

BIOTECHNOLOGY – 1.8%
Acorda Therapeutics, Inc.*		6,118	141,938
BioMarin Pharmaceutical, Inc.*		11,666	293,166
United Therapeutics Corp.*		3,787	253,805

			688,909

CAPITAL MARKETS – 2.2%
Affiliated Managers Group, Inc.*		3,560	389,357
Greenhill & Co., Inc.		3,092	203,423
Stifel Financial Corp.*		3,279	235,399

			828,179

CHEMICALS – 2.8%
Calgon Carbon Corp.*		11,666	185,256
Intrepid Potash, Inc.*		7,546	262,752
Olin Corp.		12,996	297,868
Rockwood Holdings, Inc.*		6,768	333,121

			1,078,997

COMMERCIAL BANKS – 2.1%
City National Corp.		3,991	227,687
Huntington Bancshares, Inc.		34,411	228,489
SVB Financial Group*		5,967	339,701

			795,877

COMMERCIAL SERVICES & SUPPLIES – 1.6%
Corrections Corp of America*		10,658	260,055
Fuel Tech, Inc.*		12,604	112,176
Tetra Tech, Inc.*		10,115	249,739

			621,970

COMMUNICATIONS EQUIPMENT – 4.5%
Ciena Corp.*		11,031	286,365
Finisar Corp.*		11,441	281,448
Harmonic, Inc.*		28,931	271,373
NETGEAR, Inc.*		7,886	255,822
Polycom, Inc.*		11,788	611,208

			1,706,216

CONTAINERS & PACKAGING – 0.9%
Greif, Inc., Class A		5,412	353,999

	Country Code**	Shares	Value
DISTRIBUTORS – 0.5%
Pool Corp.		8,517	$205,345

DIVERSIFIED CONSUMER SERVICES – 1.3%
Weight Watchers International, Inc.		6,871	481,657

ELECTRIC UTILITIES – 0.7%
ITC Holdings Corp.		4,023	281,208

ELECTRICAL EQUIPMENT – 1.8%
Regal-Beloit Corp.		5,294	390,856
Thomas & Betts Corp.*		5,007	297,766

			688,622

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 1.7%
Coherent, Inc.*		5,962	346,452
Littelfuse, Inc.		5,193	296,520

			642,972

ENERGY EQUIPMENT & SERVICES – 4.1%
Dresser-Rand Group, Inc.*		6,019	322,739
Dril-Quip, Inc.*		3,617	285,851
FMC Technologies, Inc.*		3,102	293,077
Lufkin Industries, Inc.		3,744	349,952
Patterson-UTI Energy, Inc.		10,471	307,743

			1,559,362

FOOD PRODUCTS – 1.1%
Diamond Foods, Inc.		4,489	250,486
Ralcorp Holdings, Inc.*		2,542	173,949

			424,435

HEALTH CARE EQUIPMENT & SUPPLIES – 3.3%
Insulet Corp.*		10,320	212,798
Masimo Corp.		8,148	269,699
Meridian Bioscience, Inc.		9,047	217,037
Sirona Dental Systems, Inc.*		5,960	298,954
Zoll Medical Corp.*		6,120	274,237

			1,272,725

HEALTH CARE PROVIDERS & SERVICES – 3.5%
Chemed Corp.		4,984	331,984
Health Management Associates, Inc., Class A*		24,506	267,115
MEDNAX, Inc.*		3,698	246,324
PSS World Medical, Inc.*		9,457	256,758
VCA Antech, Inc.*		9,050	227,879

			1,330,060

HEALTH CARE TECHNOLOGY – 1.6%
Allscripts Healthcare Solutions, Inc.*		15,236	319,804
Quality Systems, Inc.		3,491	290,940

			610,744

HOTELS, RESTAURANTS & LEISURE – 4.9%
Buffalo Wild Wings, Inc.*		4,454	242,431
Choice Hotels International, Inc.		6,307	245,027

SC INVESCO SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Darden Restaurants, Inc.		5,246	$257,736
Jack In The Box, Inc.*		11,666	264,585
P.F. Chang’s China Bistro, Inc.		7,226	333,769
Penn National Gaming, Inc.*		8,802	326,202
WMS Industries, Inc.*		5,522	195,203

			1,864,953

INSURANCE – 1.2%
Brown & Brown, Inc.		7,079	182,638
ProAssurance Corp.*		4,345	275,343

			457,981

INTERNET SOFTWARE & SERVICES – 2.7%
Open Text Corp.*	CA	5,001	311,662
ValueClick, Inc.*		18,784	271,617
VistaPrint NV*	NL	4,419	229,346
WebMD Health Corp., Class A*		4,504	240,604

			1,053,229

IT SERVICES – 1.3%
Alliance Data Systems Corp.*		3,205	275,278
Global Payments, Inc.		4,484	219,357

			494,635

LIFE SCIENCES TOOLS & SERVICES – 2.6%
Bruker Corp.*		13,454	280,516
Parexel International Corp.*		9,416	234,458
PerkinElmer, Inc.		9,683	254,373
Techne Corp.		3,140	224,824

			994,171

MACHINERY – 5.2%
Kaydon Corp.		5,531	216,760
Kennametal, Inc.		6,578	256,542
Lincoln Electric Holdings, Inc.		3,750	284,700
Lindsay Corp.		3,560	281,311
Meritor, Inc.*		16,357	277,578
Terex Corp.*		8,098	299,950
Wabtec Corp.		5,412	367,096

			1,983,937

MEDIA – 1.0%
DreamWorks Animation SKG, Inc., Class A*		5,722	159,815
National CineMedia, Inc.		12,131	226,486

			386,301

METALS & MINING – 1.1%
Allied Nevada Gold Corp.*		2,341	83,059
Carpenter Technology Corp.		5,412	231,146
Detour Gold Corp.*	CA	3,465	109,579

			423,784

OIL, GAS & CONSUMABLE FUELS – 4.2%
Bill Barrett Corp.*		5,671	226,330
Carrizo Oil & Gas, Inc.*		7,614	281,185
Frontier Oil Corp.		15,144	444,022
James River Coal Co.*		10,465	252,939
SandRidge Energy, Inc.*		32,540	416,512

			1,620,988

	Country Code**	Shares	Value
PERSONAL PRODUCTS – 0.6%
Nu Skin Enterprises, Inc.		8,252	$237,245

PHARMACEUTICALS – 2.6%
Medicis Pharmaceutical Corp., Class A		8,572	274,647
Perrigo Co.		3,906	310,605
Valeant Pharmaceuticals International, Inc.	CA	8,303	413,572

			998,824

PROFESSIONAL SERVICES – 1.0%
Costar Group, Inc.*		5,999	376,017

ROAD & RAIL – 0.8%
Knight Transportation, Inc.		16,832	324,016

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 6.5%
Advanced Energy Industries, Inc.*		16,245	265,606
Cymer, Inc.*		5,541	313,510
Hittite Microwave Corp.*		4,997	318,659
Microsemi Corp.*		15,124	313,218
ON Semiconductor Corp.*		25,397	250,668
Power Integrations, Inc.		5,547	212,616
Semtech Corp.*		10,453	261,534
Teradyne, Inc.*		19,214	342,201
Volterra Semiconductor Corp.*		9,401	233,427

			2,511,439

SOFTWARE – 11.8%
ANSYS, Inc.*		4,970	269,324
Aspen Technology, Inc.*		18,056	270,659
BroadSoft, Inc.*		4,698	224,048
Commvault Systems, Inc.*		9,417	375,550
Fair Issac Corp.		8,015	253,354
Informatica Corp.*		11,107	580,119
Lawson Software, Inc.*		33,793	408,895
Manhattan Associates, Inc.*		1,285	42,045
MICROS Systems, Inc.*		6,662	329,303
Nice Systems, Ltd. ADR*	IL	9,048	334,233
Parametric Technology Corp.*		10,495	236,032
Quest Software, Inc.*		12,063	306,280
Solarwinds, Inc.*		8,086	189,698
SuccessFactors, Inc.*		11,286	441,170
Websense, Inc.*		11,062	254,094

			4,514,804

SPECIALTY RETAIL – 5.8%
Dick’s Sporting Goods, Inc.*		7,590	303,448
DSW, Inc., Class A*		6,735	269,131
Foot Locker, Inc.		14,135	278,742
Group 1 Automotive, Inc.		7,134	305,335
Tractor Supply Co.		6,176	369,695
Vitamin Shoppe, Inc.*		8,689	293,949
Williams-Sonoma, Inc.		9,827	397,994

			2,218,294

TEXTILES, APPAREL & LUXURY GOODS – 1.3%
Maidenform Brands, Inc.*		7,740	221,132

SC INVESCO SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Steven Madden Ltd.*		6,042	$283,551

			504,683

TRADING COMPANIES & DISTRIBUTORS – 1.4%
Watsco, Inc.		3,200	223,072
WESCO International, Inc.*		5,077	317,312

			540,384

WIRELESS TELECOMMUNICATION SERVICES – 0.9%
SBA Communications Corp.*		9,050	359,104

Total Common Stocks (Cost $28,003,444)			37,608,988

TOTAL INVESTMENTS – 98.0% (Cost $28,003,444)			37,608,988
Other assets less liabilities – 2.0%			754,831

NET ASSETS – 100.0%			$38,363,819

ADR	American Depositary Receipt

CA	Canada
IL	Israel
NL	Netherlands

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.

SC INVESCO SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

(1)	Fair Value Measurements

All investments are categorized as Level 1 under the fair value hierarchy. See Note 2b in the Notes to Portfolios of Investments for additional information.

SC LORD ABBETT GROWTH & INCOME FUND

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 99.1%
AEROSPACE & DEFENSE – 0.9%
Rockwell Collins, Inc.		30,620	$1,985,095
United Technologies Corp.		36,160	3,060,944

			5,046,039

AIRLINES – 1.4%
AMR Corp.*		261,940	1,692,132
Delta Air Lines, Inc.*		396,371	3,884,436
Southwest Airlines Co.		190,980	2,412,078

			7,988,646

AUTOMOBILES – 1.2%
Ford Motor Co.*		464,357	6,923,563

BEVERAGES – 1.0%
Diageo PLC ADR	GB	44,090	3,360,540
The Coca-Cola Co.		34,710	2,303,008

			5,663,548

BIOTECHNOLOGY – 2.7%
Amgen, Inc.*		149,610	7,996,654
Celgene Corp.*		118,100	6,794,293

			14,790,947

CAPITAL MARKETS – 6.4%
Invesco, Ltd.	BM	178,080	4,551,725
Legg Mason, Inc.		54,440	1,964,740
State Street Corp.		256,070	11,507,786
The Charles Schwab Corp.		274,950	4,957,348
The Goldman Sachs Group, Inc.		80,630	12,777,436

			35,759,035

CHEMICALS – 2.5%
LyondellBasell Industries NV, Class A*	NL	35,350	1,398,093
The Dow Chemical Co.		169,010	6,380,127
The Mosaic Co.		74,781	5,889,004

			13,667,224

COMMERCIAL BANKS – 7.1%
Keycorp		460,520	4,089,417
M&T Bank Corp.		55,000	4,865,850
PNC Financial Services Group, Inc.		134,970	8,501,760
Suntrust Banks, Inc.		124,539	3,591,705
Wells Fargo & Co.		581,867	18,445,184

			39,493,916

COMMUNICATIONS EQUIPMENT – 0.4%
QUALCOMM, Inc.		39,920	2,188,814

COMPUTERS & PERIPHERALS – 0.8%
EMC Corp.*		167,680	4,451,904

CONSTRUCTION & ENGINEERING – 0.5%
Fluor Corp.		37,703	2,777,203

	Country Code**	Shares	Value
DIVERSIFIED FINANCIAL SERVICES – 5.6%
Bank of America Corp.		201,682	$2,688,421
Citigroup, Inc.*		2,458,560	10,866,835
JP Morgan Chase & Co.		381,997	17,610,062

			31,165,318

DIVERSIFIED TELECOMMUNICATION SERVICES – 1.5%
AT&T, Inc.		61,963	1,896,068
Verizon Communications, Inc.		171,530	6,610,766

			8,506,834

ELECTRIC UTILITIES – 0.8%
NextEra Energy, Inc.		85,760	4,727,091

ELECTRICAL EQUIPMENT – 0.9%
Emerson Electric Co.		86,470	5,052,442

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 1.1%
Corning, Inc.		307,270	6,338,980

ENERGY EQUIPMENT & SERVICES – 3.7%
Halliburton Co.		142,002	7,077,380
Schlumberger, Ltd.	AN	143,400	13,373,484

			20,450,864

FOOD & STAPLES RETAILING – 0.3%
Kroger Co.		80,992	1,941,378

FOOD PRODUCTS – 3.9%
Archer-Daniels-Midland Co.		296,820	10,688,488
Bunge, Ltd.	BM	152,540	11,033,218

			21,721,706

HEALTH CARE EQUIPMENT & SUPPLIES – 2.0%
Covidien PLC	IE	54,780	2,845,273
St. Jude Medical, Inc.		89,090	4,566,754
Zimmer Holdings, Inc.*		61,400	3,716,542

			11,128,569

HEALTH CARE PROVIDERS & SERVICES – 7.2%
CIGNA Corp.		158,630	7,024,137
Express Scripts, Inc.*		134,610	7,485,662
HCA Holdings, Inc.*		105,359	3,568,509
Humana, Inc.*		47,760	3,340,334
McKesson Corp.		38,210	3,020,501
UnitedHealth Group, Inc.		346,040	15,641,008

			40,080,151

HOTELS, RESTAURANTS & LEISURE – 1.1%
Carnival Corp.	PA	34,239	1,313,408
Hyatt Hotels Corp., Class A*		72,297	3,111,663
Marriott International, Inc., Class A		40,555	1,442,947

			5,868,018

HOUSEHOLD PRODUCTS – 0.7%
Colgate-Palmolive Co.		49,100	3,965,316

INSURANCE – 4.1%
Aflac, Inc.		42,700	2,253,706

SC LORD ABBETT GROWTH & INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Berkshire Hathaway, Inc., Class B*		124,830	$10,439,533
Marsh & McLennan Cos., Inc.		166,820	4,972,904
MetLife, Inc.		115,237	5,154,551

			22,820,694

INTERNET & CATALOG RETAIL – 1.0%
HSN, Inc.*		171,840	5,504,035

IT SERVICES – 1.0%
Mastercard, Inc., Class A		22,060	5,552,943

LIFE SCIENCES TOOLS & SERVICES – 1.5%
Thermo Fisher Scientific, Inc.*		151,390	8,409,714

MACHINERY – 3.3%
Caterpillar, Inc.		66,610	7,417,023
Dover Corp.		24,070	1,582,362
Eaton Corp.		169,400	9,391,536

			18,390,921

MEDIA – 6.1%
Comcast Corp., Class A		523,150	12,932,268
Omnicom Group, Inc.		64,910	3,184,485
The Walt Disney Co.		107,340	4,625,280
Time Warner Cable, Inc.		64,736	4,618,266
Time Warner, Inc.		235,750	8,416,275

			33,776,574

METALS & MINING – 2.5%
Barrick Gold Corp.	CA	129,660	6,730,651
Cliffs Natural Resources, Inc.		51,580	5,069,282
Freeport-McMoRan Copper & Gold, Inc.		36,960	2,053,128

			13,853,061

MULTI-UTILITIES – 0.5%
PG&E Corp.		64,670	2,857,121

OIL, GAS & CONSUMABLE FUELS – 15.8%
Anadarko Petroleum Corp.		143,590	11,762,893
Apache Corp.		22,170	2,902,496
Chevron Corp.		187,308	20,122,499
Consol Energy, Inc.		34,160	1,832,001
Devon Energy Corp.		52,990	4,862,892
El Paso Corp.		331,050	5,958,900
Exxon Mobil Corp.		226,421	19,048,799
Hess Corp.		80,170	6,831,286
Imperial Oil, Ltd.	CA	69,320	3,540,172
Range Resources Corp.		59,800	3,495,908
Southwestern Energy Co.*		32,208	1,383,978
Suncor Energy, Inc.	CA	103,330	4,633,317
Valero Energy Corp.		52,620	1,569,128

			87,944,269

PAPER & FOREST PRODUCTS – 1.6%
International Paper Co.		293,870	8,868,997

PHARMACEUTICALS – 2.4%
Teva Pharmaceutical Industries, Ltd. ADR	IL	207,510	10,410,776

Country Code**	Shares	Value
Watson Pharmaceuticals, Inc.*	54,880	$3,073,829

		13,484,605

ROAD & RAIL – 1.8%
Hertz Global Holdings, Inc.*	640,820	10,016,017

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 1.6%
Intel Corp.	271,400	5,474,138
Texas Instruments, Inc.	95,930	3,315,341

		8,789,479

SOFTWARE – 2.2%
Adobe Systems, Inc.*	188,070	6,236,401
Oracle Corp.	183,530	6,124,396

		12,360,797

Total Common Stocks (Cost $428,104,670)		552,326,733

SHORT TERM INVESTMENTS – 1.4%
MUTUAL FUNDS – 1.4%
State Street Institutional Liquid Reserves Fund (Cost $7,996,680)	7,996,680	7,996,680

TOTAL INVESTMENTS – 100.5% (Cost $436,101,350)		560,323,413
Liabilities in excess of other assets – (0.5)%		(3,045,762)

NET ASSETS – 100.0%		$557,277,651

ADR	American Depositary Receipt

AN	Netherlands Antilles
BM	Bermuda
CA	Canada
GB	Great Britain
IE	Ireland
IL	Israel
NL	Netherlands
PA	Panama

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.

SC LORD ABBETT GROWTH & INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

(1)	Fair Value Measurements

All investments are categorized as Level 1 under the fair value hierarchy. See Note 2b in the Notes to Portfolios of Investments for additional information.

SC WMC BLUE CHIP MID CAP FUND

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 98.7%
AEROSPACE & DEFENSE – 1.4%
Rockwell Collins, Inc.		39,540	$2,563,378

AIR FREIGHT & LOGISTICS – 1.8%
C.H. Robinson Worldwide, Inc.		14,775	1,095,271
Expeditors International of Washington, Inc.		46,850	2,349,059

			3,444,330

AIRLINES – 1.2%
Southwest Airlines Co.		183,275	2,314,763

AUTOMOBILES – 1.7%
Harley-Davidson, Inc.		76,600	3,254,734

BEVERAGES – 0.3%
Molson Coors Brewing Co., Class B		11,000	515,790

BIOTECHNOLOGY – 2.5%
Amylin Pharmaceuticals, Inc.*		109,120	1,240,694
Regeneron Pharmaceuticals, Inc.*		30,050	1,350,447
Vertex Pharmaceuticals, Inc.*		45,000	2,156,850

			4,747,991

BUILDING PRODUCTS – 1.7%
Lennox International, Inc.		60,100	3,160,058

CAPITAL MARKETS – 3.9%
CETIP SA	BR	28,700	474,627
Greenhill & Co., Inc.		22,500	1,480,275
SEI Investments Co.		115,700	2,762,916
Stifel Financial Corp.*		15,500	1,112,745
T Rowe Price Group, Inc.		9,875	655,898
Waddell & Reed Financial, Inc., Class A		21,350	867,023

			7,353,484

CHEMICALS – 2.8%
CF Industries Holdings, Inc.		18,525	2,534,035
FMC Corp.		16,160	1,372,469
The Sherwin-Williams Co.		16,630	1,396,753

			5,303,257

COMMERCIAL BANKS – 2.4%
Huntington Bancshares, Inc.		237,975	1,580,154
M&T Bank Corp.		32,375	2,864,216

			4,444,370

COMMERCIAL SERVICES & SUPPLIES – 0.7%
HNI Corp.		39,800	1,256,088

COMMUNICATIONS EQUIPMENT – 2.7%
ADTRAN, Inc.		45,500	1,931,930
Polycom, Inc.*		60,100	3,116,185

			5,048,115

CONSTRUCTION & ENGINEERING – 1.9%
Foster Wheeler AG*	CH	36,625	1,377,833

	Country Code**	Shares	Value
Jacobs Engineering Group, Inc.*		40,875	$2,102,201

			3,480,034

CONTAINERS & PACKAGING – 0.5%
Silgan Holdings, Inc.		23,300	888,662

DIVERSIFIED CONSUMER SERVICES – 1.7%
DeVry, Inc.		28,350	1,561,235
Strayer Education, Inc.		12,250	1,598,502

			3,159,737

DIVERSIFIED FINANCIAL SERVICES – 0.7%
IntercontinentalExchange, Inc.*		10,700	1,321,878

ELECTRIC UTILITIES – 1.4%
Northeast Utilities		76,075	2,632,195

ELECTRICAL EQUIPMENT – 1.0%
Ametek, Inc.		44,175	1,937,957

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.6%
National Instruments Corp.		36,075	1,182,178

ENERGY EQUIPMENT & SERVICES – 1.2%
ENSCO International PLC ADR	GB	39,350	2,276,004

GAS UTILITIES – 1.2%
UGI Corp.		70,825	2,330,143

HEALTH CARE EQUIPMENT & SUPPLIES – 1.4%
Edwards Lifesciences Corp.*		12,875	1,120,125
ResMed, Inc.*		51,850	1,555,500

			2,675,625

HEALTH CARE PROVIDERS & SERVICES – 6.2%
AmerisourceBergen Corp.		77,600	3,069,856
Cardinal Health, Inc.		47,350	1,947,506
Lincare Holdings, Inc.		95,875	2,843,652
Patterson Cos., Inc.		61,425	1,977,271
Universal Health Services, Inc., Class B		36,625	1,809,641

			11,647,926

HOUSEHOLD DURABLES – 2.5%
NVR, Inc.*		3,566	2,695,896
Tempur-Pedic International, Inc.*		40,925	2,073,260

			4,769,156

INDUSTRIAL CONGLOMERATES – 1.2%
Carlisle Cos., Inc.		51,100	2,276,505

INSURANCE – 3.6%
Brown & Brown, Inc.		87,525	2,258,145
Genworth Financial Inc., Class A*		103,700	1,395,802
Unum Group		74,320	1,950,900
W.R. Berkley Corp.		34,896	1,124,000

			6,728,847

SC WMC BLUE CHIP MID CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
INTERNET & CATALOG RETAIL – 0.9%
Netflix, Inc.*		7,325	$1,738,442

INTERNET SOFTWARE & SERVICES – 1.5%
VeriSign, Inc.		78,300	2,835,243

IT SERVICES – 5.0%
Gartner, Inc.*		48,975	2,040,788
Genpact, Ltd.*	BM	133,825	1,937,786
Global Payments, Inc.		38,350	1,876,082
Teradata Corp.*		28,050	1,422,135
The Western Union Co.		104,175	2,163,715

			9,440,506

LEISURE EQUIPMENT & PRODUCTS – 0.8%
Hasbro, Inc.		30,300	1,419,252

LIFE SCIENCES TOOLS & SERVICES – 2.1%
Qiagen NV*	NL	94,960	1,903,948
Waters Corp.*		23,525	2,044,323

			3,948,271

MACHINERY – 3.8%
IDEX Corp.		56,050	2,446,582
Joy Global, Inc.		15,550	1,536,496
PACCAR, Inc.		58,425	3,058,549

			7,041,627

MEDIA – 2.3%
Discovery Communications, Inc., Class A*		62,450	2,491,755
DreamWorks Animation SKG, Inc., Class A*		54,525	1,522,883
Liberty Global, Inc., Class A*		7,175	297,117

			4,311,755

METALS & MINING – 1.2%
Steel Dynamics, Inc.		68,000	1,276,360
Walter Energy, Inc.		7,850	1,063,126

			2,339,486

MULTI-LINE RETAIL – 0.8%
Big Lots, Inc.*		35,925	1,560,223

MULTI-UTILITIES – 1.0%
Wisconsin Energy Corp.		60,500	1,845,250

OIL, GAS & CONSUMABLE FUELS – 5.3%
Alpha Natural Resources, Inc.*		17,325	1,028,585
Cobalt International Energy, Inc.*		56,750	953,967
Consol Energy, Inc.		3,775	202,453
Denbury Resources, Inc.*		44,425	1,083,970
El Paso Corp.		77,200	1,389,600
Noble Energy, Inc.		9,650	932,672
Overseas Shipholding Group, Inc.		28,775	924,829
Peabody Energy Corp.		20,725	1,491,371
Pioneer Natural Resources Co.		1,800	183,456
SM Energy Co.		6,325	469,252
Ultra Petroleum Corp.*	CA	24,475	1,205,394

			9,865,549

	Country Code**	Shares	Value
PERSONAL PRODUCTS – 0.5%
The Estee Lauder Cos., Inc., Class A		9,925	$956,373

PHARMACEUTICALS – 2.9%
Mylan, Inc.*		88,700	2,010,829
Watson Pharmaceuticals, Inc.*		61,100	3,422,211

			5,433,040

PROFESSIONAL SERVICES – 2.2%
Manpower, Inc.		31,950	2,009,016
Robert Half International, Inc.		66,825	2,044,845

			4,053,861

REAL ESTATE INVESTMENT TRUSTS – 1.6%
Alexandria Real Estate Equities, Inc.		23,575	1,838,143
Public Storage		10,325	1,145,146

			2,983,289

ROAD & RAIL – 2.3%
Con-Way, Inc.		31,100	1,221,919
JB Hunt Transport Services, Inc.		40,125	1,822,477
Kansas City Southern*		22,050	1,200,623

			4,245,019

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 6.5%
Altera Corp.		42,500	1,870,850
Analog Devices, Inc.		46,450	1,829,201
Lam Research Corp.*		31,800	1,801,788
Maxim Integrated Products, Inc.		61,625	1,577,600
NVIDIA Corp.*		93,425	1,724,625
Skyworks Solutions, Inc.*		58,150	1,885,223
Xilinx, Inc.		48,700	1,597,360

			12,286,647

SOFTWARE – 4.0%
Check Point Software Technologies Ltd.*	IL	37,575	1,918,203
Citrix Systems, Inc.*		35,400	2,600,484
FactSet Research Systems, Inc.		15,575	1,631,170
MICROS Systems, Inc.*		26,600	1,314,838

			7,464,695

SPECIALTY RETAIL – 2.4%
Advanced Auto Parts, Inc.		3,450	226,389
O’Reilly Automotive, Inc.*		14,875	854,718
Penske Automotive Group, Inc.*		101,355	2,029,127
Signet Jewelers, Ltd.*	BM	14,802	681,188
Urban Outfitters, Inc.*		26,000	775,580

			4,567,002

TEXTILES, APPAREL & LUXURY GOODS – 0.9%
Lululemon Athletica, Inc.*		9,200	819,260
Timberland Co., Class A*		20,275	837,155

			1,656,415

SC WMC BLUE CHIP MID CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
THRIFT & MORTGAGE FINANCE – 0.7%
BankUnited		37,625	$1,080,214
People’s United Financial, Inc.		11,400	143,412

			1,223,626

TRADING COMPANIES & DISTRIBUTORS – 0.6%
MSC Industrial Direct Co., Inc., Class A		15,875	1,086,961

WIRELESS TELECOMMUNICATION SERVICES – 1.2%
American Tower Corp., Class A*		41,875	2,169,963

Total Common Stocks (Cost $147,329,635)			185,185,700

TOTAL INVESTMENTS – 98.7% (Cost $147,329,635)			185,185,700
Other assets less liabilities – 1.3%			2,519,018

NET ASSETS – 100.0%			$187,704,718

ADR	American Depositary Receipt

BM	Bermuda
BR	Brazil
CA	Canada
CH	Switzerland
GB	Great Britain
IL	Israel
NL	Netherlands

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.

SC WMC BLUE CHIP MID CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

(1)	Fair Value Measurements

All investments are categorized as Level 1 under the fair value hierarchy. See Note 2b in the Notes to Portfolios of Investments for additional information.

SC WMC LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 95.5%
AEROSPACE & DEFENSE – 2.0%
Honeywell International, Inc.		46,316	$2,765,529
The Boeing Co.		17,024	1,258,584

			4,024,113

AIR FREIGHT & LOGISTICS – 0.5%
C.H. Robinson Worldwide, Inc.		13,235	981,111

AUTOMOBILES – 1.0%
Ford Motor Co.*		127,258	1,897,417

BEVERAGES – 0.1%
Anheuser-Busch InBev NV ADR	BE	4,728	270,300

BIOTECHNOLOGY – 1.0%
Amgen, Inc.*		37,700	2,015,065

CAPITAL MARKETS – 1.0%
The Goldman Sachs Group, Inc.		12,428	1,969,465

CHEMICALS – 0.6%
The Sherwin-Williams Co.		14,420	1,211,136

COMMUNICATIONS EQUIPMENT – 5.3%
Alcatel-Lucent ADR*	FR	80,767	469,256
Cisco Systems, Inc.		414,176	7,103,119
Emulex Corp.*		126,449	1,349,211
Juniper Networks, Inc.*		23,580	992,246
Riverbed Technology, Inc.*		16,492	620,924

			10,534,756

COMPUTERS & PERIPHERALS – 11.2%
Apple, Inc.*		24,112	8,401,827
Dell, Inc.*		139,289	2,021,083
EMC Corp.*		245,711	6,523,627
NetApp, Inc.*		46,678	2,248,946
QLogic Corp.*		160,254	2,972,712

			22,168,195

CONSUMER FINANCE – 0.9%
American Express Co.		37,758	1,706,662

DIVERSIFIED CONSUMER SERVICES – 1.7%
Apollo Group, Inc., Class A*		25,781	1,075,326
ITT Educational Services, Inc.*		31,136	2,246,462

			3,321,788

ELECTRICAL EQUIPMENT – 1.0%
Emerson Electric Co.		32,175	1,879,985

ENERGY EQUIPMENT & SERVICES – 2.8%
Baker Hughes, Inc.		14,475	1,062,899
Cameron International Corp.*		33,287	1,900,688
Diamond Offshore Drilling, Inc.		20,589	1,599,765
Oceaneering International, Inc.*		9,773	874,195

			5,437,547

	Country Code**	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES – 2.0%
Hologic, Inc.*		70,447	$1,563,923
Intuitive Surgical, Inc.*		2,812	937,689
Stryker Corp.		24,897	1,513,738

			4,015,350

HEALTH CARE PROVIDERS & SERVICES – 5.0%
AmerisourceBergen Corp.		35,052	1,386,657
Cardinal Health, Inc.		44,010	1,810,131
Express Scripts, Inc.*		27,466	1,527,384
Laboratory Corp. of America Holdings*		17,433	1,606,102
UnitedHealth Group, Inc.		80,177	3,624,001

			9,954,275

HOTELS, RESTAURANTS & LEISURE – 1.1%
Ctrip.com International, Ltd. ADR*	KY	8,962	371,833
Las Vegas Sands Corp.*		8,962	378,376
Starbucks Corp.		39,585	1,462,666

			2,212,875

INDUSTRIAL CONGLOMERATES – 1.9%
General Electric Co.		184,427	3,697,761

INSURANCE – 0.7%
Lincoln National Corp.		48,525	1,457,691

INTERNET & CATALOG RETAIL – 0.8%
Amazon.com, Inc.*		3,947	710,973
Priceline.com, Inc.*		1,839	931,343

			1,642,316

INTERNET SOFTWARE & SERVICES – 3.1%
eBay, Inc.*		30,959	960,967
Google, Inc., Class A*		6,303	3,694,882
IAC/InterActiveCorp.*		47,786	1,476,110

			6,131,959

IT SERVICES – 5.4%
Cognizant Technology Solutions Corp., Class A*		15,038	1,224,093
International Business Machines Corp.		57,592	9,391,528

			10,615,621

LIFE SCIENCES TOOLS & SERVICES – 1.7%
Bruker Corp.*		26,476	552,024
Waters Corp.*		31,543	2,741,087

			3,293,111

MACHINERY – 7.7%
Caterpillar, Inc.		49,305	5,490,112
Cummins, Inc.		10,927	1,197,818
Dover Corp.		29,062	1,910,536
Illinois Tool Works, Inc.		30,089	1,616,381
Joy Global, Inc.		19,484	1,925,214
Parker Hannifin Corp.		33,329	3,155,589

			15,295,650

SC WMC LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
MEDIA – 2.2%
News Corp., Class A		84,905	$1,490,932
Omnicom Group, Inc.		56,917	2,792,348

			4,283,280

METALS & MINING – 3.3%
Cliffs Natural Resources, Inc.		16,243	1,596,362
Nucor Corp.		35,158	1,617,971
Rio Tinto PLC ADR	GB	16,727	1,189,624
Teck Resources, Ltd., Class B	CA	27,928	1,480,743
Walter Energy, Inc.		4,082	552,825

			6,437,525

OIL, GAS & CONSUMABLE FUELS – 7.2%
Anadarko Petroleum Corp.		24,096	1,973,944
BP PLC ADR	GB	27,336	1,206,611
Canadian Natural Resources, Ltd.	CA	36,287	1,793,666
Exxon Mobil Corp.		43,288	3,641,820
Occidental Petroleum Corp.		21,414	2,237,549
Valero Energy Corp.		116,326	3,468,841

			14,322,431

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 7.6%
Altera Corp.		153,329	6,749,543
Analog Devices, Inc.		61,902	2,437,701
Intersil Corp.		158,612	1,974,719
MEMC Electronic Materials, Inc.*		58,443	757,421
Xilinx, Inc.		92,278	3,026,718

			14,946,102

SOFTWARE – 10.7%
Adobe Systems, Inc.*		51,258	1,699,715
Autodesk, Inc.*		41,016	1,809,216
BMC Software, Inc.*		28,621	1,423,609
Check Point Software Technologies Ltd.*	IL	33,977	1,734,526
Citrix Systems, Inc.*		25,217	1,852,441
Longtop Financial Technologies, Ltd. ADR*	KY	5,522	173,501
Microsoft Corp.		221,589	5,619,497
Oracle Corp.		190,693	6,363,425
Red Hat, Inc.*		10,461	474,825

			21,150,755

SPECIALTY RETAIL – 3.4%
Advanced Auto Parts, Inc.		21,579	1,416,014
Ross Stores, Inc.		24,645	1,752,752
The Buckle, Inc.		13,464	543,946
The Home Depot, Inc.		44,342	1,643,314
TJX Cos., Inc.		27,816	1,383,290

			6,739,316

TEXTILES, APPAREL & LUXURY GOODS – 1.8%
Coach, Inc.		32,285	1,680,111
Fossil, Inc.*		1,270	118,936
Lululemon Athletica, Inc.*		11,342	1,010,005

	Country Code**	Shares	Value
Polo Ralph Lauren Corp.		6,423	$794,204

			3,603,256

WIRELESS TELECOMMUNICATION SERVICES – 0.8%
Vodafone Group PLC, ADR	GB	52,128	1,498,680

Total Common Stocks (Cost $154,882,207)			188,715,494

TOTAL INVESTMENTS – 95.5% (Cost $154,882,207)			188,715,494
Other assets less liabilities – 4.5%			8,821,350

NET ASSETS – 100.0%			$197,536,844

ADR	American Depositary Receipt

BE	Belgium
CA	Canada
FR	France
GB	Great Britain
IL	Israel
KY	Cayman Islands

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.

SC WMC LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

(1)	Fair Value Measurements

All investments are categorized as Level 1 under the fair value hierarchy. See Note 2b in the Notes to Portfolios of Investments for additional information.

SUN CAPITAL GLOBAL REAL ESTATE FUND

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 99.4%
REAL ESTATE INVESTMENT TRUSTS – 70.4%
DIVERSIFIED – 8.3%
British Land Co. PLC	GB	314,200	$2,784,817
Cousins Properties, Inc.		285,459	2,383,583
Land Securities Group PLC	GB	319,092	3,754,692
Stockland	AU	1,810,244	6,946,698
Vornado Realty Trust		64,576	5,650,400

			21,520,190

INDUSTRIAL – 6.2%
DuPont Fabros Technology, Inc.		146,906	3,562,470
Goodman Group	AU	4,216,915	2,987,809
ProLogis		71,338	1,139,981
Segro PLC	GB	1,630,180	8,407,654

			16,097,914

MORTGAGE – 0.7%
Starwood Property Trust, Inc.		81,191	1,810,559

OFFICE – 12.2%
Alexandria Real Estate Equities, Inc.		26,068	2,032,522
BioMed Realty Trust, Inc.		339,144	6,450,519
Boston Properties, Inc.		45,211	4,288,263
Digital Realty Trust, Inc.		81,784	4,754,922
Douglas Emmett, Inc.		95,430	1,789,313
Duke Realty Corp.		134,146	1,879,385
Mack-Cali Realty Corp.		65,050	2,205,195
Nippon Building Fund, Inc.	JP	266	2,590,286
Parkway Properties, Inc.		246,025	4,182,425
SL Green Realty Corp.		20,511	1,542,427

			31,715,257

RESIDENTIAL – 5.8%
Associated Estates Realty Corp.		40,173	637,947
Boardwalk Real Estate Investment Trust	CA	2,155	106,939
Equity Lifestyle Properties, Inc.		67,413	3,886,360
Equity Residential		30,059	1,695,628
Home Properties, Inc.		73,303	4,321,212
Mid-America Apartment Communities, Inc.		69,586	4,467,421

			15,115,507

RETAIL – 23.7%
CFS Retail Property Trust	AU	2,575,803	4,902,277
Corio NV	NL	72,930	5,101,670
Federal Realty Investment Trust		17,027	1,388,722
Japan Retail Fund Investment Corp.	JP	904	1,415,013
Kimco Realty Corp.		123,370	2,262,606
Klepierre	FR	97,077	3,940,219
Mercialys SA	FR	58,411	2,328,188
Ramco-Gershenson Properties Trust		202,427	2,536,410

	Country Code**	Shares	Value
Simon Property Group, Inc.		100,707	$10,791,762
Tanger Factory Outlet Centers, Inc.		73,828	1,937,247
Taubman Centers, Inc.		49,044	2,627,778
The Link REIT	HK	2,016,601	6,325,737
Unibail-Rodamco	FR	30,859	6,684,644
Westfield Group	AU	758,742	7,330,075
Westfield Retail Trust	AU	758,742	2,056,188

			61,628,536

SPECIALIZED – 13.5%
Big Yellow Group PLC	GB	466,238	2,473,433
Entertainment Properties Trust		90,098	4,218,388
HCP, Inc.		36,061	1,368,154
Host Hotels & Resorts, Inc.		212,641	3,744,608
Medical Properties Trust, Inc.		520,779	6,025,413
Nationwide Health Properties, Inc.		32,515	1,382,863
Plum Creek Timber Co., Inc.		65,252	2,845,640
Public Storage		50,605	5,612,601
Ventas, Inc.		48,987	2,659,994
Weyerhaeuser Co.		195,088	4,799,165

			35,130,259

			183,018,222

REAL ESTATE MANAGEMENT & DEVELOPMENT – 29.0%
DIVERSIFIED REAL ESTATE ACTIVITIES – 19.6%
Beni Stabili S.p.A	IT	2,430,205	2,526,237
Capitaland Ltd.	SG	2,200,367	5,760,580
Hang Lung Properties Ltd.	HK	918,944	4,010,792
Henderson Land Development Co., Ltd.	HK	516,067	3,575,989
Mitsubishi Estate Co. Ltd.	JP	392,069	6,631,896
Mitsui Fudosan Co., Ltd.	JP	378,075	6,240,647
New World Development, Ltd.	HK	1,219,602	2,157,436
Sun Hung Kai Properties Ltd.	HK	740,254	11,724,459
Tokyo Tatemono Co., Ltd.	JP	844,571	3,157,749
Wharf Holdings Ltd.	HK	727,893	5,034,440

			50,820,225

REAL ESTATE OPERATING COMPANIES – 9.4%
Atrium European Real Estate Ltd.	JE	1,174,524	7,357,244
BR Malls Participacoes SA	BR	709,523	7,387,922
Capital & Counties Properties PLC	GB	876,868	2,370,240
Global Logistic Properties Ltd.*	SG	1,820,586	2,700,909
NTT Urban Development Corp.	JP	3,382	2,833,919
PSP Swiss Property AG*	CH	21,844	1,799,128

			24,449,362

			75,269,587

Total Common Stocks (Cost $198,761,067)			258,287,809

SUN CAPITAL GLOBAL REAL ESTATE FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

Country Code**	Shares	Value
SHORT TERM INVESTMENTS – 0.4%
MUTUAL FUNDS – 0.4%
Federated Prime Obligation Fund	223,587	$223,587
State Street Institutional Liquid Reserves Fund	731,460	731,460

Total Short Term Investments (Cost $955,047)		955,047

TOTAL INVESTMENTS – 99.8% (Cost $199,716,114)		259,242,856
Other assets less liabilities – 0.2%	485,005

NET ASSETS – 100.0%		$259,727,861

REIT	Real Estate Investment Trust

AU	Australia
BR	Brazil
CA	Canada
CH	Switzerland
FR	France
GB	Great Britain
HK	Hong Kong
IT	Italy
JE	Jersey
JP	Japan
NL	Netherlands
SG	Singapore

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.

Distribution of investments by country of issuer, as a percentage of net assets, is as follows. Figures may not total to 100% due to the exclusion of the Fund’s other assets and liabilities. (Unaudited)

United States	43.8%
Hong Kong	12.6
Australia	9.3
Japan	8.8
Great Britain	7.6
France	5.0
Singapore	3.3
Brazil	2.8
Jersey	2.8
Netherlands	2.0
Other (individually less than 2%)	1.8

SUN CAPITAL GLOBAL REAL ESTATE FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

(1)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

Assets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Real Estate Investment Trusts
Diversified	$8,033,983	$13,486,207	$—	$21,520,190
Industrial	4,702,451	11,395,463	—	16,097,914
Mortgage	1,810,559	—	—	1,810,559
Office	29,124,971	2,590,286	—	31,715,257
Residential	15,115,507	—	—	15,115,507
Retail	21,544,525	40,084,011	—	61,628,536
Specialized	32,656,826	2,473,433	—	35,130,259

Total Real Estate Investment Trusts	112,988,822	70,029,400	—	183,018,222

Real Estate Management & Development
Diversified Real Estate Activities	—	50,820,225	—	50,820,225
Real Estate Operating Companies	7,387,922	17,061,440	—	24,449,362

Total Real Estate Management & Development	7,387,922	67,881,665	—	75,269,587

Total Common Stocks	120,376,744	137,911,065	—	258,287,809

Short Term Investments
Mutual Funds	955,047	—	—	955,047

Total Investments	$121,331,791	$137,911,065	$—	$259,242,856

†	See Note 2b in the Notes to Portfolios of Investments for additional information.

SC IBBOTSON TACTICAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value
EXCHANGE TRADED FUNDS – 100.1%
iShares MSCI EAFE Index Fund	508,502	$30,555,885
iShares Russell 1000 Growth Index Fund	210,873	12,751,490
iShares Russell 2000 Growth Index Fund	201,265	19,188,605
iShares Russell 2000 Index Fund	322,552	27,149,202
iShares Russell MidCap Growth Index Fund	1,331,562	81,105,442
iShares S&P 500 Index Fund	573,509	76,282,432
iShares S&P MidCap 400 Growth Index Fund	82,625	9,117,669
iShares S&P MidCap 400 Index Fund	86,253	8,516,621
SPDR S&P 500 ETF Trust	526,626	69,783,211
Vanguard Emerging Markets ETF	1,330,479	65,087,033
Vanguard Europe Pacific ETF	1,584,950	59,134,485
Vanguard FTSE All-World Ex-US Index Fund	326,704	16,113,041
Vanguard REIT ETF	833,175	48,732,406
Vanguard Small-Cap ETF	205,179	16,207,089

Total Exchange Traded Funds
(Cost $506,106,429)		539,724,611

SHORT TERM INVESTMENTS – 0.1%
MUTUAL FUNDS – 0.1%
State Street Institutional Liquid Reserves Fund (Cost $698,723)	698,723	698,723

TOTAL INVESTMENTS – 100.2%
(Cost $506,805,152)		540,423,334
Liabilities in excess of other assets – (0.2)%		(1,285,262)

NET ASSETS – 100.0%		$539,138,072

ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
SPDR	Standard and Poor’s Depositary Receipts

SC IBBOTSON TACTICAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

(1)	Fair Value Measurements

All investments are categorized as Level 1 under the fair value hierarchy. See Note 2b in the Notes to Portfolios of Investments for additional information.

SUN CAPITAL INVESTMENT GRADE BOND FUND

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
ASSET BACKED SECURITIES – 0.1%
Airplanes Pass Through Trust, Series D 10.88%, 3/15/12(1)		$494	$—	**
SLM Student Loan Trust, Series 2008-5, Class A2 1.40%, 10/25/16(2)		140	141,288
SLM Student Loan Trust, Series 2008-5, Class A4 2.00%, 7/25/23(2)		215	224,785

Total Asset Backed Securities (Cost $617,793)			366,073

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.0%+
Federal National Mortgage Association, Series 2002-53, Class PD 6.00%, 1/25/32 (Cost $93,241)		92	94,996

COMMERCIAL MORTGAGE BACKED SECURITIES – 4.0%
Banc of America Mortgage Securities, Inc., Series 2003-H, Class 2A3 3.11%, 9/25/33(2)		672	664,999
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class A3 5.79%, 9/11/42		1,000	1,056,152
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-C1, Class A3 5.22%, 7/15/44(2)		750	787,759
Commercial Mortgage Asset Trust, Series 1999-C1, Class F 6.25%, 1/17/32(3)		400	353,091
GMAC Commercial Mortgage Securities, Inc., Series 2003-C1, Class A2 4.08%, 5/10/36		800	828,018
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5 Mortgage Certificate, Class A3 5.23%, 12/15/44(2)		550	575,875
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7 Mortgage Certificate, Class AM 5.86%, 4/15/45(2)		500	516,664

	Country Code*	Principal Amount (000)	Value
Morgan Stanley Capital I, Series 2003-IQ4,Class A2 4.07%, 5/15/40		$4,180	$4,305,303
Morgan Stanley Capital I, Series 2004-T15, Class B 5.31%, 6/13/41(2)		1,500	1,563,215
Morgan Stanley Capital I, Series 2011-C1, Class A3 4.70%, 9/15/47(3)		5,000	5,090,726

Total Commercial Mortgage Backed Securities (Cost $15,462,414)			15,741,802

CORPORATE DEBT OBLIGATIONS – 54.3%
AEROSPACE & DEFENSE – 1.7%
Embraer Overseas Ltd. 6.38%, 1/24/17	KY	3,500	3,771,250
L-3 Communications Corp. 6.38%, 10/15/15		3,000	3,090,000

			6,861,250

AIRLINES – 0.9%
AMR Corp., Series A 5.25%, 1/31/21		3,500	3,395,000

AUTOMOTIVE – 1.3%
Ford Motor Credit Co. LLC
3.05%, 1/13/12(2)		2,000	2,017,520
5.63%, 9/15/15		3,000	3,141,534

			5,159,054

BANKS – 7.4%
Ally Financial, Inc. 4.50%, 2/11/14		5,000	5,000,000
Commonwealth Bank of Australia 2.13%, 3/17/14(3)	AU	7,000	6,982,864
Countrywide Financial Corp. 6.25%, 5/15/16		325	346,966
Huntington Capital 6.65%, 5/15/37(2)		300	289,311
ING Bank NV 2.00%, 10/18/13(3)	NL	10,000	9,888,750
Lloyds Banking Group PLC 5.92%, 10/1/15(2)(3)	GB	500	402,500
Lloyds TSB Bank PLC 6.50%, 9/14/20(3)	GB	4,050	3,981,580
Merrill Lynch & Co., Inc. 5.70%, 5/2/17		400	415,113
Royal Bank of Scotland PLC 1.05%, 9/29/15(2)	GB	2,500	2,136,920

			29,444,004

BROKERAGE – 1.0%
Jefferies Group, Inc.
3.88%, 11/9/15		3,500	3,492,447
6.25%, 1/15/36		500	462,160

			3,954,607

SUN CAPITAL INVESTMENT GRADE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
BUILDING MATERIALS – 0.1%
C10 Capital SPV., Ltd. 6.72%, 12/31/16(2)(3)	VG	$650	$503,750

CABLE – 2.5%
DIRECTV Holdings LLC 7.63%, 5/15/16		4,000	4,410,000
Shaw Communications, Inc. 6.75%, 11/9/39	CA	5,000	4,994,740
Time Warner Entertainment Co. 10.15%, 5/1/12		500	547,211

			9,951,951

CONSUMER PRODUCTS – 0.8%
Jarden Corp. 6.13%, 11/15/22		3,200	3,128,000

DIVERSIFIED – 0.8%
Noble Group Ltd. 4.88%, 8/5/15(3)	BM	3,000	3,105,000

ELECTRIC UTILITIES – 3.2%
Allegheny Energy Supply Co. LLC 8.25%, 4/15/12(3)		750	795,339
Ameren Corp. 8.88%, 5/15/14		4,000	4,601,388
CMS Energy Corp. 5.05%, 2/15/18		5,000	4,979,360
Toledo Edison Co. 7.25%, 5/1/20		1,850	2,186,990

			12,563,077

ELECTRONIC EQUIPMENT & INSTRUMENTS – 1.9%
Arrow Electronics, Inc. 5.13%, 3/1/21		3,500	3,442,513
Jabil Circuit, Inc.
5.63%, 12/15/20		3,000	2,981,250
7.75%, 7/15/16		1,000	1,135,000

			7,558,763

FINANCIALS – 4.9%
Caisse centrale Desjardins du Quebec 1.70%, 9/16/13(3)	CA	5,000	4,981,525
Discover Financial Services 6.45%, 6/12/17		2,650	2,856,668
ERAC USA Finance Co. 2.25%, 1/10/14(3)		5,000	4,987,985
International Lease Finance Corp. 8.88%, 9/15/15(3)		3,000	3,300,000
SLM Corp. 6.25%, 1/25/16		3,000	3,127,500

			19,253,678

	Country Code*	Principal Amount (000)	Value
GAMING – 0.3%
Mashantucket Western Pequot Tribe 8.50%, 11/15/15(1)(3)		$1,000	$100,000
Wynn Las Vegas Capital Corp. 7.75%, 8/15/20		1,000	1,060,000

			1,160,000

GAS & PIPELINE UTILITIES – 2.1%
Enterprise Products Operating LP 7.03%, 1/15/68(2)		3,000	3,112,500
Florida Gas Transmission Co. LLC 7.90%, 5/15/19(3)		3,500	4,221,623
Southern Union Co. 7.20%, 11/1/66(2)		380	362,900
TransCanada PipeLines Ltd. 6.35%, 5/15/67(2)	CA	600	602,446

			8,299,469

HOME CONSTRUCTION – 0.2%
KB Home 6.38%, 8/15/11		650	656,500

HOTELS, RESTAURANTS & LEISURE – 1.0%
Wyndham Worldwide Corp. 5.75%, 2/1/18		4,000	4,144,608

INSURANCE – 4.2%
Assured Guaranty US Holdings, Inc. 6.40%, 12/15/66(2)		600	453,000
CNA Financial Corp. 5.88%, 8/15/20		3,000	3,097,530
Humana, Inc. 6.45%, 6/1/16		500	553,411
Liberty Mutual Group, Inc. 6.50%, 3/15/35(3)		3,000	2,820,201
7.80%, 3/15/37(3)		750	746,250
Metropolitan Life Global Funding I 3.13%, 1/11/16(3)		5,000	4,956,605
Unitrin, Inc. 6.00%, 11/30/15		4,000	4,182,984

			16,809,981

MACHINERY – 0.3%
Case New Holland, Inc. 7.75%, 9/1/13		1,000	1,088,750

MANUFACTURING – DIVERSIFIED – 0.7%
Textron, Inc. 7.25%, 10/1/19		2,500	2,882,430

METALS & MINING – 2.0%
Allegheny Technologies, Inc. 5.95%, 1/15/21		3,000	3,158,670

SUN CAPITAL INVESTMENT GRADE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
Teck Resources, Ltd. 10.75%, 5/15/19	CA	$2,500	$3,192,500
United States Steel Corp. 6.65%, 6/1/37		1,880	1,729,600

			8,080,770

OFFICE EQUIPMENT – 1.0%
Xerox Corp. 6.75%, 2/1/17		3,500	4,018,560

OIL & GAS - EXPLORATION & PRODUCTION – 2.0%
Anadarko Petroleum Corp. 6.20%, 3/15/40		4,000	3,864,376
Petrobras International Finance Co. 5.38%, 1/27/21	KY	4,000	4,012,072

			7,876,448

OIL FIELD SERVICES – 1.0%
Pride International, Inc. 8.50%, 6/15/19		3,200	3,952,000

PAPER PRODUCTS – 0.7%
Plum Creek Timberlands LP 4.70%, 3/15/21		3,000	2,889,093

PIPELINES – 1.9%
El Paso Pipeline Partners Operating Co. LP 6.50%, 4/1/20		2,000	2,199,266
Kinder Morgan Finance Co., LLC 6.00%, 1/15/18(3)		5,000	5,162,500

			7,361,766

REAL ESTATE INVESTMENT TRUSTS – 5.8%
Dexus Property Group 7.13%, 10/15/14(3)	AU	4,400	4,935,669
Digital Realty Trust LP 5.25%, 3/15/21		5,000	4,919,380
Goodman Funding Property Ltd. 6.38%, 4/15/21(3)	AU	4,000	3,991,408
HCP, Inc. 5.38%, 2/1/21		3,500	3,534,587
National Retail Properties, Inc. 6.25%, 6/15/14		550	593,603
Reckson Operating Partnership LP 7.75%, 3/15/20		4,000	4,492,440
Simon Property Group LP 5.75%, 5/1/12		550	567,246

			23,034,333

RETAIL – 0.7%
Controladora Comercial Mexicana S.A. de C.V., Series AI 7.00%, 6/30/18	MX	371	358,865

	Country Code*	Principal Amount (000)	Value
QVC, Inc. 7.13%, 4/15/17(3)		$2,500	$2,625,000

			2,983,865

TELECOMMUNICATIONS – 2.6%
American Tower Corp. 7.25%, 5/15/19		4,000	4,496,196
Frontier Communications Corp. 8.25%, 4/15/17		2,500	2,700,000
Nextel Communications, Inc. Series C 5.95%, 3/15/14		3,000	3,007,500

			10,203,696

TRANSPORTATION – 1.3%
GATX Corp. 3.50%, 7/15/16		3,000	2,963,538
4.75%, 5/15/15		2,000	2,087,870

			5,051,408

Total Corporate Debt Obligations (Cost $210,667,977)			215,371,811

RESIDENTIAL NON-AGENCY MORTGAGE BACKED SECURITIES – 1.8%
JP Morgan Mortgage Trust, Series 2003-A1, Class 1A1 2.15%, 10/25/33(2)		891	888,774
JP Morgan Mortgage Trust, Series 2005-A3, Class 7CA1 2.73%, 6/25/35(2)		35	30,572
JP Morgan Mortgage Trust, Series 2005-A5, Class TA1 5.42%, 8/25/35(2)		610	606,437
Master Adjustable Rate Mortgage Trust, Series 2006-2, Class 3A1 2.97%, 1/25/36(2)		157	134,917
MLCC Mortgage Investors, Inc., Series 2006-2, Class 2A 3.27%, 5/25/36(2)		1,807	1,712,037
Residential Accredited Loans, Inc., Series 2005-QA7, Class A22 3.18%, 7/25/35(2)		760	564,807
Wamu Mortgage Pass Through Certificates, Series 2003-AR10, Class A7 2.62%, 10/25/33(2)		360	361,459
Wamu Mortgage Pass Through Certificates, Series 2004-AR14, Class A1 2.58%, 1/25/35(2)		1,150	1,140,259

SUN CAPITAL INVESTMENT GRADE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
Wamu Mortgage Pass Through Certificates, Series AR18, Class 3A2 5.56%, 1/25/36(2)		$204	$96,206
Wells Fargo Mortgage Backed Securities Trust, Series 2004-AA, Class A1 4.97%, 12/25/34(2)		604	591,806
Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 1A2 4.48%, 7/25/34(2)		901	927,939

Total Residential Non-Agency Mortgage Backed Securities (Cost $6,734,482)			7,055,213

U.S. GOVERNMENT GUARANTEED NOTES – 1.8%
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1A 0.80%, 2/25/48(2)(3)		1,471	1,472,499
NCUA Guaranteed Notes, Series 2010-C1, Class A2 2.90%, 10/29/20		2,000	1,947,121
NCUA Guaranteed Notes, Series 2010-R3, Class 3A 2.40%, 12/8/20		3,600	3,542,345

Total U.S. Government Guaranteed Notes (Cost $7,056,988)			6,961,965

U.S. TREASURY AND U.S. GOVERNMENT AGENCY OBLIGATIONS – 37.9%
Federal Home Loan Mortgage Corp.
2.60%, 8/1/32(2)		35	34,921
4.50%, 3/1/23		3,386	3,555,106
5.00%, 9/1/19		133	141,980
5.00%, 11/1/19		260	279,026
5.00%, TBA(4)		33,900	35,377,837
5.50%, 10/1/17		68	73,380
5.50%, 11/1/17		138	150,138
5.50%, 6/1/33		133	142,442
5.50%, 9/1/37		529	565,437
5.50%, 5/1/38		95	101,316
5.50%, 2/1/39		145	154,909
6.00%, 1/1/17		46	49,503
6.00%, 2/1/29		11	12,126
6.00%, 8/1/37		346	377,074
6.50%, 10/1/16		31	33,515
6.50%, 11/1/16		3	3,236
6.50%, 9/1/34		207	232,705
7.00%, 11/1/29		15	17,645
7.00%, 1/1/31		6	6,462
7.00%, 4/1/31		3	4,019
7.00%, 8/1/31		77	88,272
7.50%, 3/1/30		4	4,185
7.50%, 12/1/30		16	18,497
Federal National Mortgage Association
4.00%, 7/1/24		4,612	4,747,941
4.50%, 6/1/19		578	610,499

	Country Code*	Principal Amount (000)	Value
4.50%, TBA(4)		$20,000	$20,353,120
5.00%, 6/1/18		178	190,727
5.00%, 7/1/20		399	426,465
5.00%, 10/1/20		175	187,020
5.00%, 12/1/20		91	97,468
5.00%, 10/1/35		24	24,831
5.00%, 5/1/36		1,169	1,213,438
5.00%, 7/1/36		279	293,982
5.00%, 9/1/39		9,799	10,263,051
5.00%, TBA(4)		28,000	29,290,632
5.50%, 3/1/22		145	156,801
5.50%, 12/1/32		557	599,692
5.50%, 6/1/35		621	667,383
5.50%, 8/1/35		371	399,075
5.50%, 6/1/37		927	993,811
5.50%, 11/1/38		4,934	5,288,236
6.00%, 12/1/13		1	1,568
6.00%, 11/1/16		10	10,497
6.00%, 1/25/32		590	647,193
6.00%, 12/1/36		354	386,959
6.00%, 11/1/37		256	278,731
6.00%, 10/1/38		170	184,661
8.00%, 8/1/30		3	3,114
Government National Mortgage Association
5.50%, 12/15/38		3,487	3,781,134
6.00%, 8/15/16		21	22,661
6.00%, TBA(4)		300	330,000
6.50%, 9/15/31		46	51,536
6.50%, 3/15/32		36	40,707
6.50%, 9/15/32		69	78,662
6.50%, 10/15/32		117	132,510
7.00%, 12/15/14		13	13,599
7.00%, 2/15/28		12	13,761
7.50%, 3/15/30		3	3,367
7.50%, 9/15/30		11	13,305
U.S. Treasury Inflation Indexed Bonds
1.88%, 7/15/15		1,132	1,245,399
2.00%, 1/15/14		6,256	6,817,380
U.S. Treasury Notes
2.38%, 3/31/16		5,000	5,034,765
3.50%, 2/15/18		500	520,508
3.50%, 5/15/20		7,780	7,885,186
4.25%, 11/15/14		5,000	5,476,955

Total U.S. Treasury and U.S. Government Agency Obligations (Cost $148,613,442)			150,202,061

SHORT TERM INVESTMENTS – 17.1%
COMMERCIAL PAPER(5) – 11.4%
Bank of America Corp. 0.20%, 4/25/11		2,000	1,999,733
Bank of Montreal 0.18%, 4/28/11	CA	5,000	4,999,325
Barclays U.S. Funding LLC
0.18%, 4/26/11		3,000	2,999,625
0.20%, 4/29/11		3,000	2,999,534
Caterpillar Financial Services Corp. 0.15%, 4/1/11		1,000	1,000,000

SUN CAPITAL INVESTMENT GRADE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
Coca-Cola Co. 0.18%, 4/5/11(3)		$5,000	$4,999,900
FCAR Owner Trust 0.30%, 5/2/11		4,000	3,998,967
Hewlett-Packard Co. 0.15%, 4/7/11(3)		4,900	4,899,878
HSBC Finance Corp. 0.30%, 5/26/11		2,000	1,999,083
JP Morgan Chase & Co. 0.15%, 4/1/11		1,720	1,720,000
PepsiCo, Inc. 0.17%, 4/6/11(3)		2,000	1,999,953
Philip Morris International, Inc. 0.16%, 4/18/11(3)		5,000	4,999,622
The Procter & Gamble Co. 0.19%, 4/13/11(3)		2,400	2,399,848
Thunder Bay Funding LLC 0.19%, 4/15/11(3)		2,650	2,649,804
0.20%, 4/6/11(3)		1,500	1,499,958

Total Commercial Paper (Amortized cost $45,165,230)			45,165,230

FOREIGN GOVERNMENT OBLIGATIONS(5) – 0.8%
Province of Quebec 0.16%, 4/28/11(3) (Amortized cost $2,999,640)	CA	3,000	2,999,640

FOREIGN GOVERNMENT SPONSORED COMMERCIAL PAPER(5) – 0.7%
Kreditanstalt fuer Wiederaufbau 0.21%, 5/16/11(3) (Amortized cost $2,999,212)	DE	3,000	2,999,212

		Shares
MUTUAL FUNDS – 4.2%
Federated Prime Obligation Fund		5,583,926	5,583,926
State Street Institutional Liquid Reserves Fund		11,114,380	11,114,380

Total Mutual Funds (Cost $16,698,306)			16,698,306

Total Short Term Investments (Cost $67,862,388)			67,862,388

TOTAL INVESTMENTS – 117.0% (Cost $457,108,725)			463,656,309
Liabilities in excess of other assets – (17.0)%			(67,310,109)

NET ASSETS – 100.0%			$396,346,200

FDIC	Federal Deposit Insurance Corporation
NCUA	National Credit Union Administration
TBA	To Be Announced. Securities are purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. At the period end, total market value of the TBA securities amounts to $85,351,589 which represents approximately 21.5% of net assets.

AU	Australia
BM	Bermuda
CA	Canada
DE	Germany
GB	Great Britain
KY	Cayman Islands
MX	Mexico
NL	Netherlands
VG	British Virgin Islands

+	Amount is less than 0.05%.
*	Unless otherwise noted the issuer country code for all securities is United States.
**	Security is fair valued by management.
(1)	Security is in default and is non-income producing.
(2)	Variable rate security. The interest rate shown reflects the rate in effect at the period end.
(3)	Eligible for resale under rule 144A or exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration. At the period end, the value of these securities amounted to $104,852,680, representing 26.5% of net assets.
(4)	Security (or a portion thereof) has been purchased on a delayed delivery or when-issued basis.
(5)	Interest rates represent annualized yield at date of purchase.

SUN CAPITAL INVESTMENT GRADE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

(6)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

Assets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Asset Backed Securities	$—	$366,073	$—	*	$366,073
Collateralized Mortgage Obligations	—	94,996	—		94,996
Commercial Mortgage Backed Securities	—	15,741,802	—		15,741,802
Corporate Debt Obligations (a)	—	215,371,811	—		215,371,811
Residential Non-Agency Mortgage Backed Securities	—	7,055,213	—		7,055,213
U.S. Government Guaranteed Notes	—	6,961,965	—		6,961,965
U.S. Treasury and U.S. Government Agency Obligations	26,980,193	123,221,868	—		150,202,061
Short Term Investments
Commercial Paper	—	45,165,230	—		45,165,230
Foreign Government Obligations	—	2,999,640	—		2,999,640
Foreign Government Sponsored Commercial Paper	—	2,999,212	—		2,999,212
Mutual Funds	16,698,306	—	—		16,698,306

Total Short Term Investments	16,698,306	51,164,082	—		67,862,388

Total Investments	$43,678,499	$419,977,810	$—	*	$463,656,309

†	See Note 2b in the Notes to Portfolios of Investments for additional information.
*	The only investment held by the Fund whose fair value was determined using Level 3 inputs had a value of $0 and $0 at December 31, 2010, and March 31, 2011.
(a)	See Portfolio of Investments for additional detailed categorizations.

SUN CAPITAL MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
COMMERCIAL PAPER(1) – 61.8%
Bank of America Corp. 0.20%, 4/25/11		$3,000	$2,999,600
Bank of Montreal
0.18%, 4/26/11	CA	2,500	2,499,688
0.18%, 5/31/11	CA	2,500	2,499,250
Barclays U.S. Funding LLC
0.18%, 4/26/11		1,000	999,875
0.20%, 4/29/11		2,000	1,999,689
0.20%, 5/24/11		1,000	999,706
0.25%, 6/23/11		1,000	999,424
Caterpillar Financial Services Corp.
0.05%, 4/1/11		2,500	2,500,000
0.15%, 4/1/11		500	500,000
0.16%, 4/1/11		2,000	2,000,000
Cisco Systems, Inc. 0.18%, 5/4/11(2)		700	699,885
Citigroup Funding, Inc. 0.27%, 6/1/11		5,000	4,997,714
Coca-Cola Co.
0.22%, 4/8/11(2)		3,000	2,999,872
0.23%, 4/4/11(2)		3,000	2,999,942
0.23%, 6/16/11(2)		1,000	999,514
FCAR Owner Trust 0.28%, 5/4/11		5,000	4,998,717
General Electric Capital Corp. 0.15%, 5/5/11		2,000	1,999,717
Hewlett-Packard Co.
0.13%, 4/21/11(2)		1,900	1,899,863
0.15%, 4/7/11(2)		3,100	3,099,922
HSBC Finance Corp. 0.30%, 5/26/11		5,000	4,997,708
International Business Machine Corp. 0.13%, 4/5/11(2)		5,000	4,999,928
JP Morgan Chase & Co.
0.15%, 4/1/11		1,500	1,500,000
0.15%, 4/6/11		2,200	2,199,954
0.20%, 6/21/11		1,000	999,550
Nestle Capital Corp. 0.15%, 4/5/11(2)		1,000	999,983
Nestle Finance International Ltd.
0.15%, 4/4/11	LU	750	749,991
0.15%, 4/14/11	LU	3,500	3,499,810
0.16%, 4/11/11	LU	800	799,964
0.17%, 5/3/11	LU	650	649,902
PepsiCo, Inc.
0.16%, 4/11/11(2)		1,000	999,956
0.16%, 4/19/11(2)		2,000	1,999,840
0.17%, 4/6/11(2)		2,000	1,999,953
0.17%, 5/9/11(2)		2,000	1,999,641
Philip Morris International, Inc. 0.18%, 4/1/11(2)		5,000	5,000,000

	Country Code*	Principal Amount (000)	Value
Rabobank USA Financial Corp. 0.27%, 7/5/11		$5,000	$4,996,437
Societe Generale North America, Inc. 0.33%, 4/18/11		1,000	999,844
The Goldman Sachs Group, Inc. 0.23%, 7/7/11		5,000	4,996,901
The Procter & Gamble Co.
0.19%, 4/13/11(2)		5,000	4,999,683
0.19%, 5/23/11(2)		1,000	999,726
0.19%, 5/24/11(2)		1,000	999,720
Thunder Bay Funding LLC
0.18%, 4/4/11(2)		750	749,989
0.19%, 4/15/11(2)		2,350	2,349,826
0.20%, 4/6/11(2)		900	899,975
0.23%, 4/5/11(2)		1,000	999,974
Toyota Motor Credit Corp. 0.18%, 4/6/11		1,700	1,699,958
UBS Finance Delaware LLC
0.24%, 6/13/11		2,200	2,198,929
0.26%, 5/23/11		2,800	2,798,948
United Parcel Service, Inc.
0.11%, 5/6/11(2)		2,500	2,499,733
0.13%, 5/5/11(2)		1,100	1,099,865
Wal-Mart Stores, Inc.
0.15%, 4/20/11(2)		902	901,929
0.16%, 4/28/11(2)		3,500	3,499,580
0.17%, 4/18/11(2)		1,500	1,499,880

Total Commercial Paper (Amortized cost $115,279,455)			115,279,455

CORPORATE DEBT OBLIGATIONS – 1.5%
BANKS – 1.5%
Morgan Stanley 0.55%, 1/9/12(3) (Amortized Cost $2,700,027)		2,700	2,700,027

FOREIGN GOVERNMENT OBLIGATIONS(1) – 12.3%
Canadian Wheat Board 0.14%, 5/2/11	CA	5,000	4,999,397
Export Development Canada 0.05%, 4/1/11	CA	3,000	3,000,000
Government of Canada 0.18%, 4/27/11	CA	5,000	4,999,350
Province of Ontario 0.17%, 6/1/11	CA	5,000	4,998,560
Province of Quebec
0.15%, 4/15/11(2)	CA	2,500	2,499,854
0.18%, 5/3/11(2)	CA	2,500	2,499,600

Total Foreign Government Obligations (Amortized cost $22,996,761)			22,996,761

FOREIGN GOVERNMENT SPONSORED COMMERCIAL PAPER(1) – 7.4%
European Investment Bank SNAT

SUN CAPITAL MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
0.20%, 6/29/11		$1,600	$1,599,209
0.22%, 6/29/11		2,000	1,998,912
0.23%, 6/28/11		3,350	3,348,117
Kreditanstalt fuer Wiederaufbau
0.20%, 4/19/11(2)	DE	2,110	2,109,789
0.21%, 5/16/11(2)	DE	1,000	999,738
0.21%, 5/31/11(2)	DE	1,900	1,899,335
0.23%, 6/24/11(2)	DE	1,900	1,898,980

Total Foreign Government Sponsored Commercial Paper (Amortized cost $13,854,080)			13,854,080

U.S. TREASURY AND U.S. GOVERNMENT AGENCY OBLIGATIONS(1) – 9.2%
Federal Home Loan Mortgage Corp. Discount Notes
0.12%, 5/2/11		2,534	2,533,738
0.13%, 5/4/11		3,100	3,099,631
Federal National Mortgage Association Discount Notes 0.09%, 5/18/11		500	499,941
U.S. Treasury Bills
0.02%, 4/14/11		2,000	1,999,984
0.11%, 5/19/11		4,000	3,999,440
0.16%, 4/21/11		5,100	5,099,552

Total U.S. Treasury and U.S. Government Agency Obligations (Amortized cost $17,232,286)			17,232,286

		Shares
MUTUAL FUNDS – 8.0%
Federated Prime Obligation Fund		7,437,949	7,437,949
State Street Institutional Liquid Reserves Fund		7,478,418	7,478,418

Total Mutual Funds (Cost $14,916,367)			14,916,367

TOTAL INVESTMENTS – 100.2% (Cost $186,978,976)			186,978,976
Liabilities in excess of other assets – (0.2)%			(282,436)

NET ASSETS – 100.0%			$186,696,540

SNAT	Supranational

CA	Canada
DE	Germany
LU	Luxembourg

*	Unless otherwise noted the issuer country code for all securities is United States.
(1)	Interest rates represent annualized yield at date of purchase.
(2)	Security exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration. At the period end, the value of these securities amounted to $64,105,475, representing 34.3% of net assets.
(3)	Variable rate security. The interest rate shown reflects the rate in effect at the period end.

SUN CAPITAL MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

(4)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

Assets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Commercial Paper	$—	$115,279,455	$—	$115,279,455
Corporate Debt Obligations (a)	—	2,700,027	—	2,700,027
Foreign Government Obligations	—	22,996,761	—	22,996,761
Foreign Government Sponsored Commercial Paper	—	13,854,080	—	13,854,080
U.S. Treasury and U.S. Government Agency Obligations	—	17,232,286	—	17,232,286
Mutual Funds	14,916,367	—	—	14,916,367

Total Investments	$14,916,367	$172,062,609	$—	$186,978,976

†	See Note 2b in the Notes to Portfolios of Investments for additional information.
(a)	See Portfolio of Investments for additional detailed categorizations.

SC BLACKROCK INFLATION PROTECTED BOND FUND

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
ASSET BACKED SECURITIES – 0.1%
Bank of America Credit Card Trust, Series 2008-A5, Class A5 1.46%, 12/16/13(1)		$143	$143,434
Capital One Auto Finance Trust, Series 2006-C, Class A4 0.29%, 5/15/13(1)		141	140,024

Total Asset Backed Securities (Cost $282,408)			283,458

CORPORATE DEBT OBLIGATIONS – 0.1%
TELECOMMUNICATIONS – 0.1%
Verizon Wireless Capital LLC 2.91%, 5/20/11(1) (Cost $395,000)		395	396,293

FOREIGN GOVERNMENT OBLIGATIONS – 14.0%
Deutsche Bundesrepublik Inflation Linked Bond 1.50%, 4/15/16	DE	20,388	30,416,376
French Government Inflation Linked Note 0.45%, 7/25/16	FR	21,838	30,627,147
Hellenic Republic Government Inflation Linked Bond 2.30%, 7/25/30	GR	753	485,165

Total Foreign Government Obligations (Cost $61,981,386)			61,528,688

U.S. TREASURY AND U.S. GOVERNMENT AGENCY OBLIGATIONS – 75.9%
Federal Home Loan Mortgage Corp. 5.50%, 1/1/40		32,495	34,738,126
Federal National Mortgage Association 4.50%, 2/1/41		33,962	34,641,715
Government National Mortgage Association 4.00%, 12/20/40		34,614	34,670,339
U.S. Treasury Inflation Indexed Bonds
0.50%, 4/15/15		13,382	13,889,847
1.13%, 1/15/21		3,629	3,681,696
1.25%, 4/15/14		15,622	16,694,245
1.25%, 7/15/20		23,000	23,752,495
1.38%, 7/15/18(3)		5,259	5,599,248
1.38%, 1/15/20		5,551	5,820,508
1.63%, 1/15/15		1,190	1,289,996
1.75%, 1/15/28		179	182,111
1.88%, 7/15/13(2)		4,510	4,878,362
1.88%, 7/15/15		11,665	12,833,832
1.88%, 7/15/19		1,848	2,027,149
2.00%, 1/15/14		3,194	3,480,110

	Country Code*	Principal Amount (000)	Value
2.00%, 7/15/14		$7,338	$8,052,778
2.00%, 1/15/16		13,510	14,916,045
2.00%, 1/15/26		1,682	1,795,097
2.13%, 2/15/40		32,159	34,005,498
2.13%, 2/15/41		12,252	12,945,598
2.38%, 4/15/11		3,472	3,482,272
2.38%, 1/15/17		9,364	10,552,553
2.38%, 1/15/25(2)		19,836	22,267,868
2.38%, 1/15/27		326	363,525
2.50%, 7/15/16		1,027	1,165,727
2.50%, 1/15/29		7,633	8,646,518
3.38%, 1/15/12		595	623,776
3.38%, 4/15/32		1,037	1,335,374
3.63%, 4/15/28(3)		3,663	4,724,738
3.88%, 4/15/29(3)		7,608	10,180,253

Total U.S. Treasury and U.S. Government Agency Obligations (Cost $330,461,915)			333,237,399

		Notional Amount (000)
OPTIONS PURCHASED – 0.3%
CALL OPTIONS – 0.1%
OTC – 10 Year Interest Rate Swap, exercise rate 4.31%, expires 1/14/13		5,700	253,285
OTC – 10 Year Interest Rate Swap, exercise rate 4.42%, expires 1/14/13		3,200	156,101

			409,386

		Contracts
PUT OPTIONS – 0.2%
1-Year Eurodollar Mid-Curve September Futures, strike price $98.25, expires 9/16/11		530	337,875
U.S. Treasury 5 Year Note May Futures, strike price $117.00, expires 5/20/11		132	122,719
		Notional Amount (000)
OTC – 10 Year Interest Rate Swap, exercise rate 4.31%, expires 1/14/13		5,700	300,126
OTC – 10 Year Interest Rate Swap, exercise rate 4.42%, expires 1/14/13		3,200	154,999

			915,719

Total Options Purchased (Cost $1,239,240)			1,325,105

		Shares
SHORT TERM INVESTMENTS – 10.0%
MUTUAL FUNDS – 10.0%
BlackRock Liquidity Funds TempFund		22,099,337	22,099,337

SC BLACKROCK INFLATION PROTECTED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value
State Street Institutional U.S. Government Money Market Fund	22,099,337	$22,099,337

Total Short Term Investments (Cost $44,198,674)		44,198,674

TOTAL INVESTMENTS – 100.4% (Cost $438,558,623)		440,969,617
Liabilities in excess of other assets – (0.4)%		(1,852,789)

NET ASSETS – 100.0%		$439,116,828

OTC	Over the Counter

DE	Germany
FR	France
GR	Greece

*	Unless otherwise noted the issuer country code for all securities is United States.
(1)	Variable rate security. The interest rate shown reflects the rate in effect at the period end.
(2)	Security (or a portion thereof) has been pledged as collateral for open swap and swaption contracts. At the period end, the value of securities pledged amounted to $3,041,013.

SC BLACKROCK INFLATION PROTECTED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

(3)	At the period end, securities (or portions thereof) with an aggregate market value of $2,343,813 have been pledged to cover margin requirements for the following open futures contracts:

Type	Description	Expiration Date	Contracts	Aggregate Face Value ($)	Aggregate Notional Value ($)	Unrealized Appreciation / (Depreciation) ($)
Short	German Euro-Bobl June Futures	6/8/11	426	69,562,031	69,168,997	393,034
Long	U.S. Treasury 10 Year Note June Futures	6/21/11	75	8,924,656	8,927,344	2,688
Short	U.S. Treasury 2 Year Note June Futures	6/30/11	182	39,785,883	39,698,750	87,133
Short	U.S. Treasury 30 Year Bond June Futures	6/21/11	57	6,757,654	6,850,687	(93,033)
Short	U.S. Treasury 5 Year Note June Futures	6/30/11	739	86,894,318	86,307,117	587,201
Long	Ultra Long U.S. Treasury Bond June Futures	6/21/11	8	992,263	988,500	(3,763)

Net unrealized appreciation						973,260

(4)	At the period end, open forward foreign currency exchange contracts were as follows:

Counterparty	Contracts to Deliver	In Exchange For	Settlement Date	Unrealized Appreciation ($)
Deutsche Bank AG	EUR 43,138,500	USD 61,288,679	4/27/11	179,945

EUR	- Euro
USD	- United States Dollar

(5)	At the period end, open written option contracts were as follows:

Options on Exchange-Traded Futures Contracts

Type	Description	Expiration Date	Strike Price ($)	Number of Contracts	Value ($)
Put	1-Year Eurodollar Mid-Curve September Futures	9/16/11	97.75	530	165,625
Put	U.S. Treasury 5 Year Note May Futures	5/20/11	115.50	264	94,875

Written option contracts (Premium received, $194,607)				794	260,500

Interest Rate Swaptions

Type	Description	Counterparty	Pay/Receive Floating Rate	Floating Rate	Exercise Rate	Expiration Date	Notional Amount (000) ($)	Value ($)
Call	OTC - 10 Year Interest Rate Swap	Barclays Bank PLC	Receive	3-Month USD-LIBOR	4.13%	12/16/11	6,200	257,424
Put	OTC - 10 Year Interest Rate Swap	Barclays Bank PLC	Pay	3-Month USD-LIBOR	4.13%	12/16/11	6,200	147,920
Call	OTC - 10 Year Interest Rate Swap	Citibank NA*	Receive	3-Month USD-LIBOR	3.91%	3/19/12	8,000	247,292
Put	OTC - 10 Year Interest Rate Swap	Citibank NA*	Pay	3-Month USD-LIBOR	3.91%	3/19/12	8,000	337,881
Call	OTC - 10 Year Interest Rate Swap	Deutsche Bank AG	Receive	3-Month USD-LIBOR	3.99%	12/19/11	5,500	190,570
Put	OTC - 10 Year Interest Rate Swap	Deutsche Bank AG	Pay	3-Month USD-LIBOR	3.99%	12/19/11	5,500	158,919
Call	OTC - 10 Year Interest Rate Swap	Deutsche Bank AG	Receive	3-Month USD-LIBOR	4.01%	2/2/12	6,400	225,478

SC BLACKROCK INFLATION PROTECTED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

(Continued)

Type	Description	Counterparty	Pay/Receive Floating Rate	Floating Rate	Exercise Rate	Expiration Date	Notional Amount (000) ($)	Value ($)
Put	OTC - 10 Year Interest Rate Swap	Deutsche Bank AG	Pay	3-Month USD-LIBOR	4.01%	2/2/12	6,400	212,871
Call	OTC - 10 Year Interest Rate Swap	Deutsche Bank AG	Receive	3-Month USD-LIBOR	4.13%	12/16/11	4,000	166,080
Put	OTC - 10 Year Interest Rate Swap	Deutsche Bank AG	Pay	3-Month USD-LIBOR	4.13%	12/16/11	4,000	95,432
Call	OTC - 10 Year Interest Rate Swap	Deutsche Bank AG	Receive	3-Month USD-LIBOR	4.78%	2/25/14	4,500	260,049
Put	OTC - 10 Year Interest Rate Swap	Deutsche Bank AG	Pay	3-Month USD-LIBOR	4.78%	2/25/14	4,500	266,570

Written swaptions (Premium received, $2,914,630)							69,200	2,566,486

LIBOR	- London Interbank Offered Rate
OTC	- Over the Counter
USD	- United States Dollar

(6)	At the period end, open swap contracts were as follows:

Interest Rate Swap Contracts

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000) ($)	Market Value ($)	Unrealized Appreciation / (Depreciation) ($)
Deutsche Bank AG	Pay	CPURNSA Index	2.47%	10/25/20	2,500	(62,203)	(62,203)
Deutsche Bank AG	Pay	3-Month USD-LIBOR	3.47%	3/23/21	8,100	(56,365)	(56,365)
Deutsche Bank AG	Receive	3-Month USD-LIBOR	0.83%	7/27/12	20,400	(67,476)	(67,476)
Deutsche Bank AG	Receive	3-Month USD-LIBOR	0.94%	12/20/12	4,200	(11,021)	(11,021)
Deutsche Bank AG	Receive	CPURNSA Index	1.84%	10/25/15	4,700	160,642	160,642
Deutsche Bank AG	Receive	3-Month USD-LIBOR	3.60%	4/1/21	1,100	(4,779)	(4,779)

Total					41,000	(41,202)	(41,202)

Total Return Swap Contracts

Pay/Receive Total Return on Reference Entity	Counterparty	Reference Entity	Number of Shares or Units	Floating Rate	Notional Amount (000) ($)	Maturity Date	Market Value ($)	Unrealized Depreciation ($)
Receive	Barclays Bank PLC	Barclays Capital Inflation Linked Index	488,546	1-Month USD-LIBOR	121,726	4/21/11	(1,055,259)	(1,055,259)

*	At the period end, the broker pledged securities with a fair value of $281,298 to the Fund as collateral for these open swaption contracts.

CPURNSA	- Consumer Price All Urban Non-Seasonally Adjusted Index
LIBOR	- London Interbank Offered Rate
USD	- United States Dollar

SC BLACKROCK INFLATION PROTECTED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

(7)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

Assets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Backed Securities	$—	$283,458	$—	$283,458
Corporate Debt Obligations (a)	—	396,293	—	396,293
Foreign Government Obligations	—	61,528,688	—	61,528,688
U.S. Treasury and U.S. Government Agency Obligations	229,187,219	104,050,180	—	333,237,399
Options Purchased
Call Options	—	409,386	—	409,386
Put Options	460,594	455,125	—	915,719

Total Options Purchased	460,594	864,511	—	1,325,105

Short Term Investments
Mutual Funds	44,198,674	—	—	44,198,674

Total Investments	273,846,487	167,123,130	—	440,969,617

Financial Derivative Instruments
Futures Contracts	1,070,056	—	—	1,070,056
Forward Foreign Currency Exchange Contracts	—	179,945	—	179,945
Swap Contracts (a)	—	160,642	—	160,642

Total Financial Derivative Instruments	$1,070,056	$340,587	$—	$1,410,643

Liabilities
Financial Derivative Instruments
Futures Contracts	$(96,796)	$—	$—	$(96,796)
Written Option Contracts	(260,500)	—	—	(260,500)
Written Swaption Contracts	—	(2,566,486)	—	(2,566,486)
Swap Contracts (a)	—	(1,257,103)	—	(1,257,103)

Total Financial Derivative Instruments	$(357,296)	$(3,823,589)	$—	$(4,180,885)

†	See Note 2b in the Notes to Portfolios of Investments for additional information.
(a)	See Portfolio of Investments for additional detailed categorizations.

SC GOLDMAN SACHS SHORT DURATION FUND

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Principal Amount (000)	Value
ASSET BACKED SECURITIES – 5.9%
Access Group, Inc., Series 2003-1, Class A2 0.57%, 12/27/16(1)		$5,127	$5,117,172
Bank of America Auto Trust, Series 2009-2A, Class A3 2.13%, 9/15/13(2)		5,344	5,384,301
Bank of America Auto Trust, Series 2009-3A, Class A3 1.67%, 12/15/13(2)		8,670	8,727,453
Brazos Higher Education Authority, Series 2004-I, Class A2 0.47%, 6/27/22(1)		5,062	5,016,938
Brazos Higher Education Authority, Series 2005-1, Class 1A2 0.39%, 12/26/18(1)		3,858	3,829,082
Brazos Higher Education Authority, Series 2005-2, Class A9 0.41%, 12/26/17(1)		4,190	4,169,674
College Loan Corporation Trust, Series 2004-1, Class A3 0.46%, 4/25/21(1)		3,360	3,357,332
College Loan Corporation Trust, Series 2005-2, Class A2 0.41%, 10/15/21(1)		1,783	1,774,637
Ford Credit Auto Owner Trust, Series 2009-E, Class A3 1.51%, 1/15/14		7,500	7,551,286
Nelnet Student Loan Corp., Series 2004-2A, Class A3 0.41%, 11/25/15(1)		784	784,028
Northstar Education Finance, Inc., Series 2004-1, Class A3 0.47%, 4/28/17(1)		2,780	2,775,637
Northstar Education Finance, Inc., Series 2004-2, Class A1 0.42%, 4/28/16(1)		3,435	3,326,924
SLM Student Loan Trust, Series 2004-2, Class A4 0.43%, 10/25/19(1)		3,335	3,317,765
SLM Student Loan Trust, Series 2007-1, Class A3 0.33%, 7/25/18(1)		6,000	5,979,347
SLM Student Loan Trust, Series 2007-7, Class A2 0.50%, 1/25/16(1)		2,740	2,733,652

	Country Code**	Principal Amount (000)	Value
Student Loan Consolidation Center, Series 2011-1, Class A 1.47%, 10/25/27(1)(2)		$1,996	$1,995,535
World Financial Network Credit Card Master Trust, Series 2009-B, Class A 3.79%, 5/15/16		4,500	4,646,713

Total Asset Backed Securities (Cost $70,290,455)			70,487,476

COLLATERALIZED MORTGAGE OBLIGATIONS – 2.1%
Federal National Mortgage Association, Series 2009-70, Class AL 5.00%, 8/25/19		12,718	13,561,337
FHLMC Multifamily Structured Pass Through Trust, Series K011, Class A2 4.08%, 11/25/20(1)		12,000	11,945,205

Total Collateralized Mortgage Obligations (Cost $25,492,077)			25,506,542

CONVERTIBLE BONDS – 0.4%
OIL & GAS – EXPLORATION & PRODUCTION – 0.4%
Transocean, Inc., Series B 1.50%, 12/15/37 (Cost $4,338,504)	KY	4,450	4,377,688

CORPORATE DEBT OBLIGATIONS – 43.7%
AUTO PARTS – 0.4%
Johnson Controls, Inc. 1.75%, 3/1/14		4,825	4,804,653

BANKS – 12.5%
Achmea Hypotheekbank NV 3.20%, 11/3/14(2)	NL	3,700	3,831,631
Banco Santander Chile 2.88%, 11/13/12(2)	CL	6,400	6,382,963
Bank of America Corp.
1.72%, 1/30/14(1)		1,500	1,524,522
4.50%, 4/1/15		800	830,727
Bank of Montreal 2.63%, 1/25/16(2)	CA	11,100	11,047,109
Canadian Imperial Bank of Commerce
2.00%, 2/4/13(2)	CA	9,600	9,769,258
2.60%, 7/2/15(2)	CA	1,500	1,508,319
2.75%, 1/27/16(2)	CA	5,800	5,807,412
Cie de Financement Foncier
1.63%, 7/23/12(2)	FR	2,700	2,705,870
2.13%, 4/22/13(2)	FR	1,300	1,310,934
Citigroup, Inc. 6.38%, 8/12/14		1,875	2,072,696
Commonwealth Bank of Australia 2.40%, 1/12/12(2)	AU	4,600	4,667,450

SC GOLDMAN SACHS SHORT DURATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Principal Amount (000)	Value
Credit Suisse New York 1.26%, 1/14/14(1)	CH	$8,100	$8,199,905
DnB NOR Boligkreditt
2.10%, 10/14/15(2)	NO	4,700	4,548,848
2.90%, 3/29/16(2)	NO	8,900	8,846,422
ING Bank NV 2.50%, 1/14/16(2)	NL	4,600	4,412,729
Intesa Sanpaolo New York 2.38%, 12/21/12	IT	4,800	4,831,152
JPMorgan Chase & Co. 1.10%, 1/24/14(1)		16,300	16,390,106
Lloyds TSB Bank PLC 4.38%, 1/12/15(2)	GB	1,625	1,655,100
Nordea Eiendomskreditt AS 1.88%, 4/7/14(2)(3)	NO	5,900	5,887,892
Royal Bank of Scotland PLC 1.50%, 3/30/12(2)	GB	9,400	9,486,865
Royal Bank of Scotland PLC, Series 2 3.40%, 8/23/13	GB	2,725	2,787,392
Sparebanken 1 Boligkreditt 1.25%, 10/25/13(2)	NO	8,300	8,214,967
Stadshypotek AB 1.45%, 9/30/13(2)	SE	2,800	2,793,535
Standard Chartered PLC 3.85%, 4/27/15(2)	GB	3,150	3,223,603
Swedbank Hypotek AB
0.76%, 3/28/14(1)(2)	SE	2,400	2,399,310
2.95%, 3/28/16(2)	SE	4,200	4,162,375
UBS AG 2.25%, 8/12/13	CH	4,925	4,972,679
Wachovia Corp. 5.50%, 5/1/13		4,050	4,364,588
Wells Fargo & Co. 4.38%, 1/31/13		1,000	1,053,304

			149,689,663

BIOTECHNOLOGY – 0.3%
Life Technologies Corp. 4.40%, 3/1/15		2,750	2,869,666

CABLE – 0.3%
Time Warner Cable, Inc. 6.20%, 7/1/13		3,350	3,683,191

COMPUTER & PERIPHERALS – 0.7%
Dell, Inc. 1.40%, 9/10/13		3,050	3,036,296
Hewlett-Packard Co.
2.25%, 5/27/11		1,500	1,504,935
6.13%, 3/1/14		3,250	3,640,293

			8,181,524

ELECTRIC UTILITIES – 1.7%
Arizona Public Service Co. 6.50%, 3/1/12		2,725	2,858,440
Commonwealth Edison Co. 1.63%, 1/15/14		4,800	4,769,429
Dominion Resources, Inc. 1.80%, 3/15/14		3,100	3,094,594

	Country Code**	Principal Amount (000)	Value
Enel Finance International SA 5.70%, 1/15/13(2)	LU	$3,325	$3,520,390
Georgia Power Co. 1.30%, 9/15/13		1,650	1,649,799
Wisconsin Electric Power Co. 6.00%, 4/1/14		3,875	4,333,180

			20,225,832

ELECTRONICS – 0.4%
Thermo Fisher Scientific, Inc. 2.05%, 2/21/14		4,875	4,928,035

ENVIRONMENTAL SERVICES – 0.5%
Allied Waste North America, Inc. 6.38%, 4/15/11		1,675	1,677,358
Waste Management, Inc.
5.00%, 3/15/14		1,825	1,968,898
6.38%, 11/15/12		2,275	2,466,098

			6,112,354

FINANCIALS – 1.8%
American Express Credit Corp. 2.75%, 9/15/15		5,200	5,106,047
Caisse centrale Desjardins du Quebec 2.55%, 3/24/16(2)	CA	3,500	3,453,895
General Electric Capital Corp. 6.00%, 6/15/12		1,000	1,058,935
HSBC Finance Corp.
0.52%, 8/9/11(1)		1,400	1,400,400
0.57%, 4/24/12(1)		3,400	3,395,009
John Deere Capital Corp.
1.06%, 6/10/11(1)		2,475	2,478,814
5.25%, 10/1/12		525	558,017
LeasePlan Corp. NV 3.00%, 5/7/12(2)	NL	3,900	3,996,474

			21,447,591

FOOD, BEVERAGES & RESTAURANTS – 2.0%
Anheuser-Busch InBev NV 4.70%, 4/15/12		1,725	1,793,629
Anheuser-Busch InBev Worldwide, Inc.
2.50%, 3/26/13		3,075	3,137,432
3.00%, 10/15/12		1,725	1,774,414
5.38%, 11/15/14		1,325	1,460,117
General Mills, Inc.
5.25%, 8/15/13		2,125	2,309,108
6.00%, 2/15/12		2,850	2,982,397
Kellogg Co.
4.25%, 3/6/13		998	1,052,379
5.13%, 12/3/12		2,050	2,186,954
Kraft Foods, Inc. 2.63%, 5/8/13		4,950	5,066,053

SC GOLDMAN SACHS SHORT DURATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Principal Amount (000)	Value
Pepsico, Inc. 4.65%, 2/15/13		$1,000	$1,066,248
The Kroger Co. 6.75%, 4/15/12		1,200	1,271,588

			24,100,319

HEALTH CARE – 0.2%
Roche Holdings, Inc. 5.00%, 3/1/14(2)		2,020	2,202,089

HEALTH CARE - PRODUCTS – 0.9%
Covidien International Finance SA 1.88%, 6/15/13	LU	5,375	5,427,030
St. Jude Medical, Inc. 3.75%, 7/15/14		4,850	5,095,187

			10,522,217

INSURANCE – 1.6%
Metropolitan Life Global Funding I
2.50%, 1/11/13(2)		3,000	3,051,558
5.13%, 11/9/11(2)		3,150	3,234,064
5.13%, 4/10/13(2)		1,000	1,067,157
5.13%, 6/10/14(2)		2,750	2,980,425
New York Life Global Funding 4.65%, 5/9/13(2)		1,000	1,064,917
Prudential Financial, Inc.
2.75%, 1/14/13		4,350	4,435,116
5.10%, 9/20/14		774	831,881
The Chubb Corp. 6.00%, 11/15/11		2,050	2,118,288

			18,783,406

INVESTMENT COMPANIES – 1.1%
FIH Erhvervsbank A/S
2.00%, 6/12/13(2)	DK	6,100	6,201,626
2.45%, 8/17/12(2)	DK	7,200	7,330,946

			13,532,572

MANUFACTURING DIVERSIFIED – 0.3%
Tyco International Finance SA 6.00%, 11/15/13	LU	3,115	3,448,442

MULTIMEDIA – 1.7%
Comcast Cable Communications Holdings, Inc. 8.38%, 3/15/13		4,300	4,846,182
NBC Universal, Inc. 2.10%, 4/1/14(2)		2,975	2,961,178
Reed Elsevier Capital, Inc.
4.63%, 6/15/12		5,650	5,856,202
6.75%, 8/1/11		345	351,950
The Walt Disney Co. 6.38%, 3/1/12		2,700	2,841,259
Thomson Reuters Corp. 5.95%, 7/15/13	CA	3,000	3,304,530

			20,161,301

	Country Code**	Principal Amount (000)	Value
OIL & GAS – 1.6%
Apache Corp. 6.00%, 9/15/13		$4,000	$4,424,848
BP Capital Markets PLC 3.13%, 10/1/15	GB	2,700	2,715,096
PC Financial Partnership 5.00%, 11/15/14		2,650	2,858,200
Shell International Finance BV 1.88%, 3/25/13	NL	5,700	5,802,207
Total Capital Canada Ltd. 1.63%, 1/28/14	CA	3,250	3,313,407

			19,113,758

PHARMACEUTICALS – 1.8%
Express Scripts, Inc.
5.25%, 6/15/12		3,075	3,221,890
6.25%, 6/15/14		900	999,856
McKesson Corp. 3.25%, 3/1/16		3,075	3,097,168
Medco Health Solutions, Inc. 2.75%, 9/15/15		2,700	2,672,082
Merck & Co., Inc. 1.88%, 6/30/11		1,700	1,706,516
Novartis Capital Corp. 1.90%, 4/24/13		2,975	3,025,301
Pfizer, Inc. 4.45%, 3/15/12		3,325	3,448,105
Teva Pharmaceutical Finance III LLC 1.50%, 6/15/12		3,650	3,675,294

			21,846,212

PIPELINES – 0.6%
Enterprise Products Operating LLC 7.63%, 2/15/12		2,475	2,614,023
TransCanada PipeLines Ltd. 8.63%, 5/15/12	CA	1,525	1,653,408
Williams Partners LP 7.50%, 6/15/11		3,050	3,089,049

			7,356,480

REAL ESTATE INVESTMENT TRUSTS – 0.8%
HCP, Inc. 2.70%, 2/1/14		1,525	1,529,567
Simon Property Group LP 4.20%, 2/1/15		3,675	3,865,916
WEA Finance LLC / WCI Finance LLC 5.40%, 10/1/12(2)		4,350	4,602,505

			9,997,988

REFINING – 1.0%
Devon Financing Corp. ULC 6.88%, 9/30/11	CA	1,800	1,855,006
EnCana Corp. 4.75%, 10/15/13	CA	1,700	1,829,722

SC GOLDMAN SACHS SHORT DURATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Principal Amount (000)	Value
6.30%, 11/1/11	CA	$775	$799,901
Energy Transfer Partners LP 5.65%, 8/1/12		3,325	3,494,409
XTO Energy, Inc. 5.75%, 12/15/13		3,175	3,552,761

			11,531,799

RETAIL – 0.6%
CVS Caremark Corp. 5.75%, 8/15/11		2,900	2,954,192
Wal-Mart Stores, Inc. 3.20%, 5/15/14		4,000	4,190,116

			7,144,308

SAVINGS & LOANS – 0.2%
U.S. Central Federal Credit Union 1.90%, 10/19/12		2,400	2,445,497

SOFTWARE – 1.3%
Fiserv, Inc. 6.13%, 11/20/12		4,875	5,234,122
Microsoft Corp. 2.95%, 6/1/14		5,000	5,203,955
Oracle Corp. 4.95%, 4/15/13		4,100	4,416,790

			14,854,867

SPECIAL PURPOSE BANKS – 2.9%
Kreditanstalt Fur Wiederaufbau
2.50%, 5/28/13	DE	5,500	5,692,055
3.75%, 6/27/11	DE	900	907,053
Landwirtschaftliche Rentenbank
1.88%, 9/24/12	DE	12,300	12,502,741
3.25%, 3/15/13	DE	9,000	9,393,390
4.13%, 7/15/13	DE	5,200	5,547,344

			34,042,583

SPECIAL PURPOSE ENTITIES – 0.5%
MassMutual Global Funding II 0.81%, 9/27/13(1)(2)		5,300	5,293,338

TELECOMMUNICATIONS – 3.6%
France Telecom SA 4.38%, 7/8/14	FR	6,000	6,445,020
Rogers Communications, Inc.
5.50%, 3/15/14	CA	625	686,092
6.25%, 6/15/13	CA	2,100	2,314,244
6.38%, 3/1/14	CA	4,250	4,766,966
Telecom Italia Capital 5.25%, 11/15/13	LU	5,175	5,464,500
Telefonica Emisiones SAU 5.86%, 2/4/13	ES	3,500	3,731,102
Verizon Wireless Capital LLC
3.75%, 5/20/11		5,475	5,498,115
5.25%, 2/1/12		4,625	4,794,095
7.38%, 11/15/13		1,803	2,057,969
Vodafone Group PLC 2.88%, 3/16/16	GB	4,225	4,185,302

	Country Code**	Principal Amount (000)	Value
5.35%, 2/27/12	GB	$3,225	$3,361,395

			43,304,800

TOBACCO – 0.3%
Philip Morris International, Inc. 4.88%, 5/16/13		3,750	4,021,181

TRANSPORTATION – 0.6%
Burlington Northern Santa Fe Corp. 5.90%, 7/1/12		4,200	4,459,006
CSX Corp. 5.75%, 3/15/13		2,450	2,640,088

			7,099,094

UTILITIES – 1.5%
Duke Energy Corp. 6.30%, 2/1/14		5,750	6,409,703
MidAmerican Energy Holdings Co. 5.00%, 2/15/14		3,600	3,866,436
Progress Energy, Inc. 6.85%, 4/15/12		3,050	3,230,188
Public Service Co. of Colorado 7.88%, 10/1/12		1,125	1,236,277
Southern Co.
0.70%, 10/21/11(1)		2,100	2,105,116
4.15%, 5/15/14		1,400	1,481,155

			18,328,875

Total Corporate Debt Obligations (Cost $513,942,829)			521,073,635

FOREIGN GOVERNMENT AGENCY OBLIGATIONS – 0.1%
Swedish Housing Finance Corp. 3.13%, 3/23/12(2) (Cost $1,728,298)	SE	1,700	1,747,678

FOREIGN GOVERNMENT OBLIGATIONS – 1.2%
Province of Ontario 1.88%, 11/19/12 (Cost $14,285,575)	CA	14,300	14,543,729

MUNICIPAL BONDS – 2.5%
New York City, Subseries D 5.07%, 12/1/14		5,300	5,843,091
New York State Dormitory Authority
1.53%, 3/15/13		1,060	1,056,438
2.00%, 3/15/14		719	714,672
Pennsylvania Higher Education Assistance Agency 0.90%, 4/25/19(1)		3,292	3,294,603
San Francisco, California City & County Airports Commission 1.87%, 5/1/12		3,500	3,512,565

SC GOLDMAN SACHS SHORT DURATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Principal Amount (000)	Value
South Carolina Student Loan Corp., Series A-1 0.41%, 12/3/18(1)		$7,700	$7,640,905
State of California 3.95%, 11/1/15		1,950	1,952,047
State of New Jersey 2.02%, 8/15/14		5,300	5,270,903

Total Municipal Bonds (Cost $29,321,060)			29,285,224

U.S. GOVERNMENT GUARANTEED NOTES – 8.3%
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1A 0.80%, 2/25/48(1)(2)		2,207	2,208,749
NCUA Guaranteed Notes, Series 2010-A1, Class A 0.61%, 12/7/20(1)		2,397	2,399,871
NCUA Guaranteed Notes, Series 2010-R1, Class 1A 0.71%, 10/7/20(1)		2,606	2,609,380
NCUA Guaranteed Notes, Series 2010-R1, Class 2A 1.84%, 10/7/20		824	827,092
NCUA Guaranteed Notes, Series 2010-R2, Class 1A 0.61%, 11/6/17(1)		4,750	4,751,969
NCUA Guaranteed Notes, Series 2011-R1, Class 1A 0.69%, 1/8/20(1)		2,652	2,655,437
NCUA Guaranteed Notes, Series 2011-R3, Class 1A 0.67%, 3/11/20(1)		4,900	4,900,000
NCUA Guaranteed Notes, Series 2011-R4, Class 1A 0.63%, 3/6/20(1)		5,500	5,500,000
TLGP Ally Financial, Inc. 2.20%, 12/19/12		6,900	7,068,608
TLGP Citigroup Funding, Inc.
1.88%, 10/22/12		11,300	11,513,762
1.88%, 11/15/12		4,300	4,381,511
TLGP Citigroup, Inc. 2.13%, 4/30/12		8,600	8,762,686
TLGP General Electric Capital Corp.
2.00%, 9/28/12		4,700	4,796,745
2.13%, 12/21/12		20,700	21,189,017
2.20%, 6/8/12		15,000	15,309,150

Total U.S. Government Guaranteed Notes (Cost $97,893,540)			98,873,977

U.S. TREASURY AND U.S. GOVERNMENT AGENCY OBLIGATIONS – 33.9%
Federal Home Loan Mortgage Corp.
4.50%, 1/15/13		8,200	8,744,652
4.50%, 5/1/23		12	12,291
5.00%, 3/1/16		1	892
5.00%, 5/1/16		2	2,346
5.00%, 9/1/16		4	4,668
5.00%, 11/1/16		73	78,382

	Country Code**	Principal Amount (000)		Value
5.00%, 10/1/17		$601		$643,241
5.00%, 11/1/17		1,526		1,632,856
5.00%, 3/1/18		2		1,984
5.00%, 8/1/18		4		4,560
5.50%, 1/1/20		874		952,489
6.50%, 10/1/37		495		563,130
6.50%, 12/1/38		297		337,223
Federal National Mortgage Association
2.05%, 4/26/13		16,000		16,017,520
2.25%, 4/1/35(1)		2,203		2,284,910
2.68%, 11/1/34(1)		9,541		10,054,055
2.71%, 4/1/37(1)		1,690		1,775,611
2.82%, 6/1/35(1)		6,186		6,505,543
3.38%, 11/1/20		2,200		2,089,311
3.42%, 10/1/20		1,600		1,525,324
3.63%, 12/1/20		1,200		1,159,393
3.75%, 3/1/18		4,100		4,157,148
5.00%, 9/1/17(3)		47		49,943
5.00%, 10/1/17(3)		417		447,226
5.00%, 12/1/17(3)		2,219		2,375,798
5.00%, 1/1/18(3)		1,062		1,137,424
5.00%, 2/1/18(3)		1,122		1,201,899
5.00%, 3/1/18(3)		701		749,889
5.00%, 4/1/18(3)		988		1,056,979
5.00%, 4/1/18		79		84,332
5.00%, 5/1/18(3)		82		88,310
5.00%, 6/1/18(3)		83		88,824
5.50%, 5/1/25		12,666		13,745,841
6.00%, 3/1/32		0	*	82
6.00%, 5/1/33		3		2,903
6.00%, 12/1/33		2		2,088
6.00%, 4/1/35		2		2,431
6.00%, 2/1/36		5		5,636
6.00%, 3/1/36		4		4,156
6.00%, 5/1/36		2		1,723
6.00%, 6/1/36		4		3,967
U.S. Treasury Bonds
4.25%, 11/15/40		100		95,641
4.38%, 5/15/40		2,200		2,150,852
U.S. Treasury Inflation Indexed Bond 2.38%, 4/15/11		19,968		20,025,848
U.S. Treasury Notes
0.38%, 8/31/12		15,000		14,974,800
0.38%, 10/31/12		24,500		24,418,660
0.63%, 6/30/12		44,100		44,213,778
0.63%, 7/31/12		86,600		86,796,582
0.63%, 1/31/13		1,400		1,397,484
0.75%, 3/31/13		2,900		2,897,738
1.00%, 3/31/12		55,400		55,770,072
1.38%, 1/15/13		20,400		20,641,454
1.38%, 3/15/13(4)		30,400		30,752,640
1.75%, 4/15/13		2,800		2,852,948
2.63%, 11/15/20		4,300		4,012,437
3.63%, 2/15/21		14,400		14,604,754

Total U.S. Treasury and U.S. Government Agency Obligations (Cost $404,067,102)				405,202,668

SC GOLDMAN SACHS SHORT DURATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Principal Amount (000)	Value
SHORT TERM INVESTMENTS – 3.5%
MUNICIPAL BONDS – 0.4%
State of Illinois 3.00%, 6/14/11 (Cost $5,108,853)	$5,100	$5,114,841

	Shares
MUTUAL FUNDS – 3.1%
State Street Institutional Liquid Reserves Fund (Cost $36,588,095)	36,588,095	36,588,095

Total Short Term Investments (Cost $41,696,948)		41,702,936

TOTAL INVESTMENTS – 101.6% (Cost $1,203,056,388)		1,212,801,553
Liabilities in excess of other assets – (1.6)%		(18,986,496)

NET ASSETS – 100.0%		$1,193,815,057

FDIC	Federal Deposit Insurance Corporation

FHLMC	Federal Home Loan Mortgage Corporation

NCUA	National Credit Union Administration

TLGP	Temporary Liquidity Guarantee Program. Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012.

AU	Australia
CA	Canada
CH	Switzerland
CL	Chile
DE	Germany
DK	Denmark
ES	Spain
FR	France
GB	Great Britain
IT	Italy
KY	Cayman Islands
LU	Luxembourg
NL	Netherlands
NO	Norway
SE	Sweden

*	Amount is less than $500.
**	Unless otherwise noted the issuer country code for all securities is United States.
(1)	Variable rate security. The interest rate shown reflects the rate in effect at the period end.
(2)	Eligible for resale under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $173,686,870, representing 14.5% of net assets.
(3)	Security (or a portion thereof) has been purchased on a delayed delivery or when-issued basis.

SC GOLDMAN SACHS SHORT DURATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

(4)	At the period end, securities (or portions thereof) with an aggregate market value of $2,225,520 have been pledged to cover margin requirements for the following open futures contracts:

Type	Description	Expiration Date	Contracts	Aggregate Face Value ($)	Aggregate Notional Value ($)	Unrealized Appreciation / (Depreciation) ($)
Long	90-Day Eurodollar December Futures	12/19/11	14	3,478,857	3,478,825	(32)
Short	90-Day Eurodollar June Futures	6/18/12	117	28,892,887	28,897,538	(4,651)
Short	90-Day Eurodollar March Futures	3/19/12	146	36,140,320	36,187,925	(47,605)
Short	90-Day Eurodollar March Futures	3/18/13	229	56,029,933	55,964,737	65,196
Long	90-Day Eurodollar September Futures	9/19/11	829	206,061,519	206,296,650	235,131
Short	90-Day Eurodollar September Futures	9/17/12	600	147,782,505	147,615,000	167,505
Short	U.S. Treasury 10 Year Note June Futures	6/21/11	150	17,818,443	17,854,687	(36,244)
Long	U.S. Treasury 2 Year Note June Futures	6/30/11	1,850	403,407,540	403,531,250	123,710
Short	U.S. Treasury 30 Year Bond June Futures	6/21/11	212	25,514,081	25,479,750	34,331
Short	U.S. Treasury 5 Year Note June Futures	6/30/11	149	17,407,827	17,401,570	6,257
Long	Ultra Long U.S. Treasury Bond June Futures	6/21/11	15	1,849,329	1,853,437	4,108

Net unrealized appreciation						547,706

SC GOLDMAN SACHS SHORT DURATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

(5)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

Assets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Backed Securities	$—	$70,487,476	$—	$70,487,476
Collateralized Mortgage Obligations	—	25,506,542	—	25,506,542
Convertible Bonds (a)	—	4,377,688	—	4,377,688
Corporate Debt Obligations (a)	—	521,073,635	—	521,073,635
Foreign Government Agency Obligations	—	1,747,678	—	1,747,678
Foreign Government Obligations	—	14,543,729	—	14,543,729
Municipal Bonds	—	29,285,224	—	29,285,224
U.S. Government Guaranteed Notes	—	98,873,977	—	98,873,977
U.S. Treasury and U.S. Government Agency Obligations	325,605,688	79,596,980	—	405,202,668
Short Term Investments
Municipal Bonds	—	5,114,841	—	5,114,841
Mutual Funds	36,588,095	—	—	36,588,095

Total Short Term Investments	36,588,095	5,114,841	—	41,702,936

Total Investments	362,193,783	850,607,770	—	1,212,801,553

Financial Derivative Instruments
Futures Contracts	636,238	—	—	636,238

Total Financial Derivative Instruments	$636,238	$—	$—	$636,238

Liabilities
Financial Derivative Instruments
Futures Contracts	$(88,532)	$—	$—	$(88,532)

Total Financial Derivative Instruments	$(88,532)	$—	$—	$(88,532)

†	See Note 2b in the Notes to Portfolios of Investments for additional information.
(a)	See Portfolio of Investments for additional detailed categorizations.

SC PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
ASSET BACKED SECURITIES – 0.2%
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF1A 0.32%, 1/25/37(1)		$22	$8,013
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF2 5.29%, 1/25/37(2)		299	135,546
Lehman XS Trust, Series 2005-7N, Class 3A1 0.53%, 12/25/35(1)		288	153,312
SACO I Trust, Series 2005-2, Class A 0.45%, 4/25/35(1)(3)		20	8,334

Total Asset Backed Securities (Cost $196,328)			305,205

COLLATERALIZED MORTGAGE OBLIGATIONS – 2.8%
Adjustable Rate Mortgage Trust, Series 2005-7, Class 1A1 2.98%, 10/25/35(1)		52	37,945
Banc of America Alternative Loan Trust, Series 2005-4, Class CB6 0.65%, 5/25/35(1)		44	32,479
Banc of America Funding Corp., Series 2006-A, Class 3A2 2.91%, 2/20/36(1)		371	228,400
Banc of America Funding Corp., Series 2006-B, Class 2A1 2.92%, 3/20/36(1)		135	101,015
Countrywide Alternative Loan Trust, Series 2005-43, Class 4A3 5.42%, 10/25/35(1)		50	34,285
Countrywide Alternative Loan Trust, Series 2005-62, Class 2A1 1.31%, 12/25/35(1)		58	36,228
Countrywide Alternative Loan Trust, Series 2006-0A2, Class A5 0.48%, 5/20/46(1)		55	26,774
Countrywide Alternative Loan Trust, Series 2006-43 CB, Class A 0.62%, 2/25/37(1)		50	17,194

	Country Code*	Principal Amount (000)	Value
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-2, Class 2A1 0.57%, 3/25/35(1)		$76	$50,711
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-2, Class A1A 0.57%, 3/25/35(1)		44	27,527
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-6, Class 1A3 5.50%, 12/25/35		32	24,582
Downey Savings & Loan Association Mortgage Loan Trust, Series 2005-AR1, Class 2A1A 0.50%, 3/19/45(1)		18	12,455
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA2, Class 1A5 6.00%, 5/25/36		37	29,972
Harborview Mortgage Loan Trust, Series 2006-1, Class 2A1A 0.49%, 3/19/36(1)		413	258,624
IndyMac IMSC Mortgage Loan Trust, Series 2007-F2, Class 1A2 6.00%, 7/25/37		255	205,680
IndyMac INDEX Mortgage Loan Trust, Series 2005-AR13, Class 4A1 2.61%, 8/25/35(1)		34	28,396
IndyMac INDEX Mortgage Loan Trust, Series 2005-AR15, Class A1 5.03%, 9/25/35(1)		50	44,889
JP Morgan Mortgage Trust, Series 2007-S3, Class 1A97 6.00%, 8/25/37		63	57,269
MortgageIT Trust, Series 2005-1, Class 1A1 0.57%, 2/25/35(1)		269	216,000
Residential Accredit Loans, Inc., Series 2006-Q010, Class A1 0.41%, 1/25/37(1)		578	372,844
Residential Accredit Loans, Inc., Series 2006-QA2, Class 3A1 5.50%, 2/25/36(1)		286	169,491

SC PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
Residential Asset Securitization Trust, Series 2006-R1, Class A2 0.65%, 1/25/46(1)		$1,990	$910,333
Residential Asset Securitization Trust, Series 2007-A5, Class 2A3 6.00%, 5/25/37		55	43,163
Structured Asset Mortgage Investments, Inc., Series 2005-AR6, Class 2A1 0.56%, 9/25/45(1)		30	19,504
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1 0.37%, 10/25/46(1)		76	75,458
Wamu Mortgage Pass-Through Certificates, Series 2006-AR12, Class 1A2 5.73%, 10/25/36(1)		398	297,827
Wamu Mortgage Pass-Through Certificates, Series 2006-AR12, Class 2A3 5.69%, 10/25/36(1)		86	73,152
Wamu Mortgage Pass-Through Certificates, Series 2006-AR16, Class 1A1 5.40%, 12/25/36(1)		153	120,662
Wamu Mortgage Pass-Through Certificates, Series 2007-HY2, Class 1A1 4.87%, 12/25/36(1)		2,081	1,624,962

Total Collateralized Mortgage Obligations (Cost $3,990,604)			5,177,821

CONVERTIBLE BONDS – 0.2%
REFINING – 0.2%
Chesapeake Energy Corp. 2.25%, 12/15/38 (Cost $322,297)		425	390,469

CORPORATE DEBT OBLIGATIONS – 86.2%
ADVERTISING – 0.4%
Lamar Media Corp. 7.88%, 4/15/18		250	268,125
Visant Corp. 10.00%, 10/1/17		375	405,000

			673,125

AEROSPACE & DEFENSE – 0.9%
Alliant Techsystems, Inc. 6.88%, 9/15/20		250	260,938
BE Aerospace, Inc. 6.88%, 10/1/20		250	258,750

	Country Code*	Principal Amount (000)	Value
Esterline Technologies Corp. 7.00%, 8/1/20		$375	$392,344
TransDigm, Inc. 7.75%, 12/15/18(3)		750	805,312

			1,717,344

AGRICULTURAL – 0.1%
Brickman Group Holdings, Inc. 9.13%, 11/1/18(3)		250	267,500

AIRLINES – 1.4%
American Airlines Pass Through Trust, Series 2001-02 6.98%, 4/1/11		3	3,480
American Airlines, Inc. 10.50%, 10/15/12		600	652,500
Continental Airlines, Inc. 7.75%, 7/2/14		184	188,161
Delta Air Lines, Inc. 9.50%, 9/15/14(3)		539	572,687
United Air Lines, Inc.
9.75%, 1/15/17		554	631,231
10.40%, 11/1/16		472	540,615

			2,588,674

AUTOMOBILES & COMPONENTS – 0.2%
Hyva Global BV 8.63%, 3/24/16(3)	NL	250	256,666
Oshkosh Corp.
8.25%, 3/1/17		50	55,000
8.50%, 3/1/20		50	56,063

			367,729

AUTOMOTIVE – 3.6%
Allison Transmission, Inc. 11.00%, 11/1/15(3)		50	54,250
Arvinmeritor, Inc. 8.13%, 9/15/15		105	109,200
Cooper-Standard Automotive, Inc. 8.50%, 5/1/18		375	403,125
Ford Motor Credit Co. LLC
3.05%, 1/13/12(1)		500	504,380
6.63%, 8/15/17		500	533,626
7.00%, 10/1/13		165	178,112
7.50%, 8/1/12		125	133,283
7.80%, 6/1/12		500	530,159
8.00%, 12/15/16		1,000	1,135,182
8.13%, 1/15/20		225	257,723
8.70%, 10/1/14		500	567,580
12.00%, 5/15/15		1,000	1,258,651
The Goodyear Tire & Rubber Co.
8.25%, 8/15/20		300	321,000
10.50%, 5/15/16		100	112,000
TRW Automotive, Inc.
7.00%, 3/15/14(3)		25	27,250
7.25%, 3/15/17(3)		500	550,000

			6,675,521

SC PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
BANKS – 8.0%
Ally Financial, Inc.
6.25%, 12/1/17(3)		$250	$254,688
6.63%, 5/15/12		1,275	1,313,972
6.88%, 8/28/12		400	420,150
7.50%, 9/15/20(3)		250	266,563
8.00%, 3/15/20		250	272,187
8.00%, 11/1/31		770	855,024
8.30%, 2/12/15		250	274,062
BAC Capital Trust VI 5.63%, 3/8/35		100	87,265
Bank of America Corp. 8.13%, 5/15/18(1)		100	107,537
Bank of America Corp. Capital Trust VII 5.25%, 8/10/35		650	797,719
Barclays Bank PLC 14.00%, 6/15/19(1)	GB	400	834,184
Capital One Capital V 10.25%, 8/15/39		600	651,000
Citigroup Capital XXI 8.30%, 12/21/57(1)		200	208,000
Credit Agricole SA 8.38%, 10/13/19(1)(3)	FR	750	802,500
HBOS PLC 6.75%, 5/21/18(3)	GB	2,100	2,055,312
Intesa Sanpaolo SpA 8.05%, 6/20/18(1)	IT	400	554,125
NB Capital Trust IV 8.25%, 4/15/27		100	102,750
Rabobank Nederland Boerenleenbank BA 11.00%, 6/30/19(1)(3)	NL	600	781,500
RBS Capital Trust 6.47%, 6/30/12(1)		50	56,015
Regions Bank 7.50%, 5/15/18		175	184,984
Regions Financial Corp.
0.48%, 6/26/12(1)		200	193,082
7.38%, 12/10/37		1,000	972,500
Royal Bank of Scotland Group PLC 7.65%, 9/30/31(1)	GB	375	350,625
Societe Generale 5.92%, 4/15/17(1)(3)	FR	150	141,753
Wachovia Capital Trust III 5.57%, 5/16/11(1)		1,000	917,500
Wells Fargo & Co. 7.98%, 3/15/18(1)		300	328,500
Wells Fargo Capital XIII 7.70%, 3/26/13(1)		1,000	1,030,000

			14,813,497

BIOTECHNOLOGY – 0.3%
STHI Holding Corp. 8.00%, 3/15/18(3)		250	258,750

	Country Code*	Principal Amount (000)	Value
Talecris Biotherapeutics Holdings Corp. 7.75%, 11/15/16		$250	$274,375

			533,125

BROKERAGE – 0.0%+
Lehman Brothers Holdings, Inc.
6.63%, 1/18/12(4)		25	6,406
6.88%, 5/2/18(4)		25	6,563

			12,969

BUILDING & CONSTRUCTION – 0.2%
Aguila 3 SA 7.88%, 1/31/18(3)	LU	300	306,000

BUILDING MATERIALS – 1.0%
Associated Materials LLC 9.13%, 11/1/17(3)		500	535,000
Building Materials Corp. of America
6.88%, 8/15/18(3)		100	102,250
7.50%, 3/15/20(3)		250	260,000
Cemex SAB de CV 9.00%, 1/11/18(3)	MX	500	524,375
Grohe Holding GmbH 5.17%, 9/15/17(1)(3)	DE	100	142,251
Interline Brands, Inc. 7.00%, 11/15/18		75	76,875
Roofing Supply Group LLC 8.63%, 12/1/17(3)		150	157,875

			1,798,626

CHEMICALS – 3.2%
Basell Finance Co. BV 8.10%, 3/15/27(3)	NL	300	336,000
Celanese US Holdings LLC 6.63%, 10/15/18(3)		125	128,750
CF Industries, Inc.
6.88%, 5/1/18		250	280,625
7.13%, 5/1/20		125	141,875
Chemtura Corp. 7.88%, 9/1/18(3)		200	211,500
Ferro Corp. 7.88%, 8/15/18		100	106,000
Hexion US Finance Corp.
8.88%, 2/1/18		400	423,000
9.00%, 11/15/20(3)		500	518,437
Huntsman International LLC
8.63%, 3/15/20		400	436,000
8.63%, 3/15/21(3)		100	109,000
Ineos Finance PLC
9.00%, 5/15/15(3)	GB	500	545,625
9.25%, 5/15/15(3)	GB	125	190,879
Lyondell Chemical Co.
8.00%, 11/1/17(3)		674	743,085
11.00%, 5/1/18		350	392,875
Nalco Co. 6.63%, 1/15/19(3)		250	257,187
Oxea Finance
9.50%, 7/15/17(3)	LU	250	272,500
9.63%, 7/15/17	LU	250	387,073

SC PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
Rain CII Carbon LLC 8.00%, 12/1/18(3)		$150	$160,500
Rhodia SA 6.88%, 9/15/20(3)	FR	250	254,688
Vertellus Specialties, Inc. 9.38%, 10/1/15(3)		125	133,750

			6,029,349

COAL – 0.8%
Arch Coal, Inc. 7.25%, 10/1/20		100	107,250
CONSOL Energy, Inc.
6.38%, 3/1/21(3)		150	150,188
8.00%, 4/1/17		750	821,250
8.25%, 4/1/20		250	277,187
Peabody Energy Corp. 6.50%, 9/15/20		100	107,250

			1,463,125

COMMERCIAL SERVICES – 1.3%
Catalent Pharma Solutions, Inc. 9.50%, 4/15/15(5)		500	513,125
Corrections Corp. of America 7.75%, 6/1/17		250	271,562
Hertz Corp.
6.75%, 4/15/19(3)		150	148,688
7.38%, 1/15/21(3)		250	255,625
Interactive Data Corp. 10.25%, 8/1/18(3)		250	280,625
Lender Processing Services, Inc. 8.13%, 7/1/16		155	161,394
Live Nation Entertainment, Inc. 8.13%, 5/15/18(3)		225	231,187
PHH Corp. 9.25%, 3/1/16		100	108,750
Quintiles Transnational Corp. 9.50%, 12/30/14(3)(5)		300	306,750
Seminole Indian Tribe of Florida 7.75%, 10/1/17(3)		75	79,313

			2,357,019

COMPUTER & PERIPHERALS – 1.6%
Aramark Corp.
3.80%, 2/1/15(1)		525	519,750
8.50%, 2/1/15		75	78,188
Brocade Communications Systems, Inc.
6.63%, 1/15/18		100	105,875
6.88%, 1/15/20		250	270,000
Seagate HDD Cayman 6.88%, 5/1/20(3)	KY	350	349,125
SunGard Data Systems, Inc.
7.38%, 11/15/18(3)		325	332,313
7.63%, 11/15/20(3)		250	256,875

	Country Code*	Principal Amount (000)	Value
10.63%, 5/15/15		$950	$1,041,437

			2,953,563

CONSUMER PRODUCTS – 1.2%
Armored Autogroup, Inc. 9.25%, 11/1/18(3)		250	254,375
Central Garden and Pet Co. 8.25%, 3/1/18		375	392,813
Diversey, Inc. 8.25%, 11/15/19		500	536,250
Jarden Corp. 7.50%, 5/1/17		500	533,750
Spectrum Brands Holdings, Inc. 9.50%, 6/15/18(3)		500	551,250
The Scotts Miracle-Gro Co. 7.25%, 1/15/18		50	53,125

			2,321,563

CONSUMER SERVICES – 0.3%
WMG Acquisition Corp. 9.50%, 6/15/16		500	528,750

CONTAINERS & GLASS – 1.5%
Ardagh Packaging Finance
7.38%, 10/15/17(3)	IE	200	289,817
9.25%, 10/15/20(3)	IE	100	148,098
Ball Corp. 6.75%, 9/15/20		125	130,625
Berry Plastics Corp.
5.05%, 2/15/15(1)		445	441,106
9.50%, 5/15/18		500	497,500
Crown Americas LLC 7.63%, 5/15/17		150	163,875
Crown European Holdings SA 7.13%, 8/15/18(3)	FR	50	73,517
Graham Packaging Co. LP 8.25%, 10/1/18		100	107,250
Graphic Packaging International, Inc. 7.88%, 10/1/18		500	535,625
OI European Group B.V. 6.88%, 3/31/17	NL	50	72,454
Owens-Brockway Glass Container, Inc.
6.75%, 12/1/14		100	143,846
7.38%, 5/15/16		25	27,406
Packaging Dynamics Corp. 8.75%, 2/1/16(3)		150	153,375

			2,784,494

ELECTRIC UTILITIES – 0.1%
CMS Energy Corp. 8.75%, 6/15/19		150	179,014

ELECTRONICS – 0.3%
NXP BV 3.05%, 10/15/13(1)	NL	500	495,625

SC PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
ENERGY – 0.2%
Covanta Holding Corp. 7.25%, 12/1/20		$100	$104,737
Headwaters, Inc. 7.63%, 4/1/19(3)		350	350,000

			454,737

ENVIRONMENTAL SERVICES – 0.1%
Darling International, Inc. 8.50%, 12/15/18(3)		250	271,875

FINANCIALS – 5.4%
CIT Group, Inc.
7.00%, 5/1/13		211	215,031
7.00%, 5/1/14		511	520,075
7.00%, 5/1/15		661	666,282
7.00%, 5/1/16		1,500	1,501,714
7.00%, 5/1/17		641	641,980
FCE Bank PLC 7.13%, 1/15/13	GB	500	744,030
HSBC Finance Capital Trust IX 5.91%, 11/30/35(1)		100	95,750
International Lease Finance Corp.
6.63%, 11/15/13		100	103,500
6.75%, 9/1/16(3)		250	267,500
7.13%, 9/1/18(3)		500	537,250
8.25%, 12/15/20		400	438,500
8.88%, 9/15/15(3)		750	825,000
9.00%, 3/15/17(3)		475	534,375
Pinafore LLC 9.00%, 10/1/18(3)		500	542,500
Pinnacle Foods Finance LLC 8.25%, 9/1/17		1,000	1,045,000
SLM Corp., Series A
5.13%, 8/27/12		100	103,204
8.00%, 3/25/20		150	163,500
8.45%, 6/15/18		360	403,200
Springleaf Finance Corp. 6.90%, 12/15/17		250	228,437
UPCB Finance Ltd. 7.63%, 1/15/20	KY	250	364,929

			9,941,757

FOOD, BEVERAGES & RESTAURANTS – 1.8%
Blue Merger Sub, Inc. 7.63%, 2/15/19(3)		500	506,875
Bumble Bee Acquisition Corp. 9.00%, 12/15/17(3)		250	260,000
Bumble Bee Holding Co. SCA 9.63%, 3/15/18(3)(5)		250	233,125
Constellation Brands, Inc. 7.25%, 5/15/17		150	162,750
Cott Beverages, Inc. 8.13%, 9/1/18		250	266,875
Michael Foods, Inc. 9.75%, 7/15/18(3)		500	546,250

	Country Code*	Principal Amount (000)	Value
Pilgrim’s Pride Corp. 7.88%, 12/15/18(3)		$350	$339,500
Simmons Foods, Inc. 10.50%, 11/1/17(3)		125	134,688
Smithfield Foods, Inc. 7.75%, 7/1/17		500	537,500
TreeHouse Foods, Inc. 7.75%, 3/1/18		250	269,375

			3,256,938

GAMING – 1.8%
Ameristar Casinos, Inc. 7.50%, 4/15/21(3)(6)		250	247,812
MGM Resorts International
7.63%, 1/15/17		250	235,938
9.00%, 3/15/20		250	274,062
10.00%, 11/1/16(3)		500	526,250
10.38%, 5/15/14		750	858,750
11.13%, 11/15/17		175	200,375
Seneca Gaming Corp. 8.25%, 12/1/18(3)		125	128,750
Wynn Las Vegas Capital Corp.
7.75%, 8/15/20		250	265,000
7.88%, 11/1/17		500	536,250

			3,273,187

GAS & PIPELINE UTILITIES – 0.4%
Enterprise Products Operating LP 8.38%, 8/1/66(1)		750	810,000

HEALTH CARE – 4.3%
American Renal Holdings 8.38%, 5/15/18		100	105,500
Capella Healthcare, Inc. 9.25%, 7/1/17(3)		250	266,250
Community Health Systems, Inc. 8.88%, 7/15/15		1,250	1,318,750
DaVita, Inc.
6.38%, 11/1/18		175	176,750
6.63%, 11/1/20		250	253,125
HCA Holdings, Inc. 7.75%, 5/15/21(3)		250	260,625
HCA, Inc.
7.25%, 9/15/20		400	428,000
8.50%, 4/15/19		150	166,500
9.13%, 11/15/14		175	183,531
9.25%, 11/15/16		2,125	2,287,031
9.63%, 11/15/16(5)		1,140	1,228,350
9.88%, 2/15/17		125	140,000
LifePoint Hospitals, Inc. 6.63%, 10/1/20(3)		350	358,750
Tenet Healthcare Corp. 8.00%, 8/1/20		150	156,375
Vanguard Health Holding Co. II LLC
8.00%, 2/1/18		500	511,875
8.00%, 2/1/18(3)		200	204,250

			8,045,662

SC PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
HEALTH CARE - FACILITIES – 1.8%
Alere, Inc. 8.63%, 10/1/18		$275	$291,156
Biomet, Inc.
10.00%, 10/15/17		650	712,562
10.38%, 10/15/17(5)		1,825	2,005,219
11.63%, 10/15/17		320	356,800

			3,365,737

HOLDING COMPANIES – 1.2%
Reynolds Group Issuer, Inc.
6.88%, 2/15/21(3)		100	100,750
7.13%, 4/15/19(3)		350	358,750
7.75%, 10/15/16(3)		500	528,750
8.25%, 2/15/21(3)		200	198,000
8.50%, 5/15/18(3)		850	860,625
9.00%, 4/15/19(3)		250	258,750

			2,305,625

HOTELS, RESTAURANTS & LEISURE – 0.4%
CityCenter Holdings LLC
7.63%, 1/15/16(3)		100	103,250
10.75%, 1/15/17(3)(5)		200	202,319
Marina District Finance Co., Inc.
9.50%, 10/15/15(3)		50	52,313
9.88%, 8/15/18(3)		200	209,250
Scientific Games Corp. 8.13%, 9/15/18(3)		100	105,500

			672,632

INSURANCE – 2.2%
American International Group, Inc.
0.41%, 3/20/12(1)		40	39,664
4.00%, 9/20/11		500	710,639
5.45%, 5/18/17		425	436,279
6.25%, 5/1/36		2,300	2,274,323
8.18%, 5/15/58(1)		250	269,062
8.25%, 8/15/18		200	233,908
Towergate Finance PLC 8.50%, 2/15/18(3)	GB	100	162,826

			4,126,701

LEISURE & ENTERTAINMENT – 1.2%
Harrah’s Operating Co., Inc.
10.00%, 12/15/18		500	456,250
11.25%, 6/1/17		500	568,125
Las Vegas Sands Corp. 6.38%, 2/15/15		250	254,688
Starwood Hotels & Resorts Worldwide, Inc. 6.75%, 5/15/18		200	217,250
Travelport LLC
9.88%, 9/1/14		500	486,875
11.88%, 9/1/16		350	326,375

			2,309,563

	Country Code*	Principal Amount (000)	Value
MACHINERY – 0.6%
Boart Longyear Management Pty Ltd. 7.00%, 4/1/21(3)	AU	$250	$256,250
Case New Holland, Inc. 7.88%, 12/1/17(3)		350	388,938
The Manitowoc Co., Inc. 8.50%, 11/1/20		375	402,187

			1,047,375

MANUFACTURING DIVERSIFIED – 1.3%
Actuant Corp. 6.88%, 6/15/17		15	15,450
Amsted Industries, Inc. 8.13%, 3/15/18(3)		250	266,563
Bombardier, Inc. 7.50%, 3/15/18(3)	CA	275	297,000
Griffon Corp. 7.13%, 4/1/18(3)		100	101,750
Polymer Group, Inc. 7.75%, 2/1/19(3)		100	103,125
Polypore International, Inc. 7.50%, 11/15/17(3)		150	157,500
RBS Global, Inc.
8.50%, 5/1/18		1,000	1,080,000
11.75%, 8/1/16		250	268,125
SPX Corp. 6.88%, 9/1/17(3)		200	215,000

			2,504,513

METALS & MINING – 1.9%
Aleris International, Inc. 7.63%, 2/15/18(3)		500	501,250
FMG Resources (August 2006) Property Ltd. 7.00%, 11/1/15(3)	AU	125	129,688
Freeport-McMoRan Copper & Gold, Inc. 8.38%, 4/1/17		775	854,437
Novelis, Inc.
8.38%, 12/15/17(3)	CA	500	541,250
8.75%, 12/15/20(3)	CA	1,000	1,100,000
Steel Dynamics, Inc.
7.63%, 3/15/20		25	26,813
7.75%, 4/15/16		50	53,250
Teck Resources, Ltd.
9.75%, 5/15/14	CA	121	147,010
10.25%, 5/15/16	CA	129	155,122

			3,508,820

MULTIMEDIA – 5.6%
Cablevision Systems Corp. 7.75%, 4/15/18		250	270,000
CCO Holdings LLC
7.88%, 4/30/18		250	265,625
8.13%, 4/30/20		200	217,500
Citadel Broadcasting Corp. 7.75%, 12/15/18(3)		100	108,375

SC PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
Clear Channel Worldwide Holdings, Inc. Series B 9.25%, 12/15/17		$750	$822,187
CSC Holdings LLC
7.63%, 7/15/18		210	229,950
7.88%, 2/15/18		865	960,150
8.50%, 6/15/15		475	518,937
8.63%, 2/15/19		325	372,125
DISH DBS Corp.
6.63%, 10/1/14		25	26,469
7.00%, 10/1/13		200	216,000
7.13%, 2/1/16		935	998,112
7.75%, 5/31/15		75	82,125
7.88%, 9/1/19		100	108,250
Insight Communications Co., Inc. 9.38%, 7/15/18(3)		300	333,000
Kabel BW Erste Beteiligungs GmbH 7.50%, 3/15/19(3)(6)	DE	400	516,907
LIN Television Corp. 8.38%, 4/15/18		250	271,875
LIN Television Corp., Series B 6.50%, 5/15/13		250	249,688
Musketeer GmbH 9.50%, 3/15/21(3)(6)	DE	150	221,083
Nara Cable Funding Ltd. 8.88%, 12/1/18(3)	IE	100	145,263
Nielsen Finance LLC
7.75%, 10/15/18(3)		400	429,000
11.50%, 5/1/16		162	190,755
Quebecor Media, Inc. 7.75%, 3/15/16	CA	55	57,063
The McClatchy Co. 11.50%, 2/15/17		150	168,750
Univision Communications, Inc.
7.88%, 11/1/20(3)		325	343,688
8.50%, 5/15/21(3)		250	258,750
UPC Holding BV
8.00%, 11/1/16	NL	250	369,375
8.38%, 8/15/20	NL	500	726,315
9.75%, 4/15/18	NL	100	151,640
Videotron Ltee 9.13%, 4/15/18	CA	600	673,500

			10,302,457

OIL & GAS - EXPLORATION & PRODUCTION – 3.0%
Anadarko Petroleum Corp. 6.45%, 9/15/36		250	249,677
Coffeyville Resources LLC 9.00%, 4/1/15(3)		45	48,938
Concho Resources, Inc. 7.00%, 1/15/21		200	210,500
Continental Resources, Inc.
7.13%, 4/1/21		75	79,688
7.38%, 10/1/20		50	53,750
8.25%, 10/1/19		50	55,313
Denbury Resources, Inc.

	Country Code*	Principal Amount (000)	Value
8.25%, 2/15/20		$149	$166,507
9.75%, 3/1/16		250	281,875
Forest Oil Corp.
7.25%, 6/15/19		125	130,625
8.50%, 2/15/14		250	278,750
Harvest Operations Corp. 6.88%, 10/1/17(3)	CA	150	155,625
Linn Energy LLC 8.63%, 4/15/20(3)		425	471,750
Newfield Exploration Co.
6.88%, 2/1/20		250	263,750
7.13%, 5/15/18		330	354,750
NFR Energy LLC 9.75%, 2/15/17(3)		250	247,500
Penn Virginia Corp. 10.38%, 6/15/16		150	169,500
Petrohawk Energy Corp.
7.25%, 8/15/18(3)		250	257,500
7.25%, 8/15/18		300	309,000
10.50%, 8/1/14		250	287,187
Plains Exploration & Production Co.
6.63%, 5/1/21		250	250,000
7.00%, 3/15/17		250	258,125
7.63%, 4/1/20		325	347,750
Precision Drilling Corp. 6.63%, 11/15/20(3)	CA	100	103,000
QEP Resources, Inc. 6.88%, 3/1/21		100	105,000
SandRidge Energy, Inc. 7.50%, 3/15/21(3)		450	466,875

			5,602,935

OIL & GAS EQUIPMENT & SERVICES – 0.9%
Amerigas Partners LP 7.13%, 5/20/16		460	477,250
Cie Generale De Geophysique-Veritas
7.50%, 5/15/15	FR	95	97,612
7.75%, 5/15/17	FR	175	183,969
Dresser-Rand Group, Inc. 6.50%, 5/1/21(3)		200	206,250
Expro Finance Luxembourg SCA 8.50%, 12/15/16(3)	LU	250	247,500
Frac Tech Services LLC 7.13%, 11/15/18(3)		100	102,500
Thermon Industries, Inc. 9.50%, 5/1/17		250	270,000

			1,585,081

PAPER PRODUCTS – 1.4%
Clearwater Paper Corp. 7.13%, 11/1/18(3)		75	78,563
Fibria Overseas Finance Ltd. 6.75%, 3/3/21(3)	KY	150	154,875
Georgia-Pacific LLC
5.40%, 11/1/20(3)		225	222,181
7.13%, 1/15/17(3)		650	689,812
7.25%, 6/1/28		10	10,450
7.70%, 6/15/15		815	922,987
8.00%, 1/15/24		115	131,388

SC PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
8.25%, 5/1/16(3)		$50	$56,375
8.88%, 5/15/31		200	241,500

			2,508,131

PHARMACEUTICALS – 1.9%
Giant Funding Corp. 8.25%, 2/1/18(3)		250	256,562
Mylan, Inc.
7.63%, 7/15/17(3)		200	215,250
7.88%, 7/15/20(3)		500	543,750
NBTY, Inc. 9.00%, 10/1/18(3)		200	217,000
Novasep Holding SAS 9.75%, 12/15/16(3)	FR	200	128,000
Valeant Pharmaceuticals International
6.50%, 7/15/16(3)		500	493,750
6.75%, 10/1/17(3)		100	98,500
7.00%, 10/1/20(3)		500	485,000
7.25%, 7/15/22(3)		250	241,875
Warner Chilcott Co., LLC 7.75%, 9/15/18(3)		750	785,625

			3,465,312

PIPELINES – 1.8%
Dynegy Holdings Pass Through Trust, Series B 7.67%, 11/8/16		200	189,000
El Paso Corp.
7.80%, 8/1/31		200	221,872
8.05%, 10/15/30		1,010	1,149,128
El Paso Pipeline Partners Operating Co. LP 6.50%, 4/1/20		125	137,454
Energy Transfer Equity 7.50%, 10/15/20		350	380,625
Kinder Morgan Finance Co. 5.70%, 1/5/16	CA	320	335,600
Kinder Morgan, Inc. 5.15%, 3/1/15		500	523,750
MarkWest Energy Partners LP 6.75%, 11/1/20		100	102,500
Regency Energy Partners LP 6.88%, 12/1/18		275	292,875

			3,332,804

REAL ESTATE INVESTMENT TRUSTS – 0.4%
Host Hotels & Resorts, Inc. 6.00%, 11/1/20		500	491,250
Ventas Realty LP 6.50%, 6/1/16		225	232,912

			724,162

REFINING – 2.0%
Berry Petroleum Co.
6.75%, 11/1/20		200	206,250
10.25%, 6/1/14		325	377,000
Chesapeake Energy Corp.
7.25%, 12/15/18		150	167,625
7.63%, 7/15/13		25	28,000

	Country Code*	Principal Amount (000)	Value
9.50%, 2/15/15		$2,000	$2,480,000
Opti Canada, Inc. 8.25%, 12/15/14	CA	290	154,787
Range Resources Corp.
6.75%, 8/1/20		150	159,750
7.25%, 5/1/18		25	26,750
7.50%, 10/1/17		125	133,125

			3,733,287

RESTAURANTS – 0.1%
NPC International, Inc. 9.50%, 5/1/14		165	168,713

RETAIL – 2.1%
Inergy LP
6.88%, 8/1/21(3)		100	104,250
7.00%, 10/1/18(3)		150	156,000
J.C. Penney Co., Inc.
7.13%, 11/15/23		50	51,750
7.95%, 4/1/17		225	251,437
Limited Brands, Inc.
6.63%, 4/1/21		175	178,938
7.00%, 5/1/20		75	79,406
Michaels Stores, Inc. 7.75%, 11/1/18(3)		500	510,000
New Albertsons, Inc.
7.45%, 8/1/29		375	296,250
8.70%, 5/1/30		250	214,375
PETCO Animal Supplies, Inc. 9.25%, 12/1/18(3)		250	267,500
Phillips-Van Heusen Corp. 7.38%, 5/15/20		500	528,750
QVC, Inc.
7.13%, 4/15/17(3)		150	157,500
7.38%, 10/15/20(3)		50	52,125
7.50%, 10/1/19(3)		250	262,500
Roadhouse Financing, Inc. 10.75%, 10/15/17(3)		250	268,125
Sally Holdings LLC 9.25%, 11/15/14		500	524,375
Suburban Propane Partners LP 7.38%, 3/15/20		50	53,500

			3,956,781

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 0.2%
Sensata Technologies BV 8.00%, 5/1/14	NL	414	434,700

SHIPBUILDING – 0.1%
Huntington Ingalls Industries, Inc. 6.88%, 3/15/18(3)		175	182,656

SOFTWARE – 0.6%
Fidelity National Information Services, Inc. 7.63%, 7/15/17		250	270,938
First Data Corp.

SC PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
8.25%, 1/15/21(3)		$500	$498,750
9.88%, 9/24/15		13	13,325
12.63%, 1/15/21(3)		56	60,760
ManTech International Corp. 7.25%, 4/15/18		175	183,750

			1,027,523

SPECIAL PURPOSE ENTITIES – 1.1%
Conti-Gummi Finance BV
7.13%, 10/15/18(3)	NL	250	369,003
7.50%, 9/15/17(3)	NL	100	149,160
8.50%, 7/15/15(3)	NL	75	116,919
El Paso Performance-Linked Trust 7.75%, 7/15/11(3)		250	253,567
NSG Holdings LLC 7.75%, 12/15/25(3)		365	357,700
Universal City Development Partners, Ltd. 8.88%, 11/15/15		200	217,750
Ziggo Bond Co. BV 8.00%, 5/15/18	NL	250	367,586
Ziggo Finance BV 6.13%, 11/15/17(3)	NL	175	248,010

			2,079,695

TELECOMMUNICATIONS – 8.3%
Avaya, Inc. 7.00%, 4/1/19(3)		500	487,500
Buccaneer Merger Sub, Inc. 9.13%, 1/15/19(3)		250	265,000
Commscope, Inc. 8.25%, 1/15/19(3)		250	261,250
Crown Castle International Corp.
7.13%, 11/1/19		375	392,812
7.75%, 5/1/17(3)		175	190,750
Digicel Ltd. 8.25%, 9/1/17(3)	BM	900	954,000
Frontier Communications Corp.
6.63%, 3/15/15		25	26,063
7.13%, 3/15/19		550	558,250
7.45%, 7/1/35		100	91,200
7.88%, 4/15/15		125	134,688
8.25%, 5/1/14		125	138,750
8.25%, 4/15/17		200	216,000
8.50%, 4/15/20		250	270,937
9.00%, 8/15/31		90	92,025
Intelsat Jackson Holdings SA
7.25%, 4/1/19(3)(6)	LU	350	350,437
7.25%, 10/15/20(3)	LU	500	500,000
7.50%, 4/1/21(3)(6)	LU	250	250,625
8.50%, 11/1/19(3)	LU	825	886,875
9.50%, 6/15/16	LU	250	263,750
Intelsat Luxembourg SA
11.25%, 2/4/17	LU	500	546,250
11.50%, 2/4/17(5)	LU	487	526,916
Intelsat Subsidiary Holding Co., Ltd. 8.88%, 1/15/15	BM	50	51,625
Qwest Communications International, Inc.

	Country Code*	Principal Amount (000)	Value
7.13%, 4/1/18		$250	$269,687
7.50%, 2/15/14		1,000	1,016,250
8.00%, 10/1/15		100	110,375
Qwest Corp.
7.50%, 6/15/23		250	250,625
8.88%, 3/15/12		150	160,500
Sprint Capital Corp.
6.90%, 5/1/19		1,750	1,806,875
8.38%, 3/15/12		75	79,125
8.75%, 3/15/32		400	425,500
Sprint Nextel Corp.
6.00%, 12/1/16		145	145,544
8.38%, 8/15/17		700	779,625
Telesat Canada LLC 11.00%, 11/1/15	CA	575	640,406
TW Telecom Holdings, Inc. 8.00%, 3/1/18		100	107,875
Vimpel-Communications 7.75%, 2/2/21(3)	IE	300	315,000
Virgin Media Finance PLC 9.50%, 8/15/16	GB	175	199,063
Wind Acquisition Finance SA
7.25%, 2/15/18(3)	LU	300	313,500
11.75%, 7/15/17(3)	LU	750	862,500
Windstream Corp.
7.75%, 10/1/21(3)		250	254,063
7.88%, 11/1/17		200	214,500

			15,406,716

TEXTILES & APPAREL – 0.1%
Levi Strauss & Co. 7.63%, 5/15/20		225	225,563

TRANSPORTATION – 0.2%
AMGH Merger Sub, Inc. 9.25%, 11/1/18(3)		250	268,438
Kansas City Southern Railway 8.00%, 6/1/15		75	81,375

			349,813

UTILITIES – 5.3%
AES Red Oak LLC, Series A 8.54%, 11/30/19		769	780,119
Calpine Corp.
7.50%, 2/15/21(3)		425	439,875
7.88%, 7/31/20(3)		500	531,250
7.88%, 1/15/23(3)		250	259,375
Energy Future Holdings Corp.
9.75%, 10/15/19		39	40,026
10.00%, 1/15/20		250	264,919
Energy Future Intermediate Holding Co. LLC 9.75%, 10/15/19		47	48,236
Intergen NV 9.00%, 6/30/17(3)	NL	1,000	1,077,500
Ipalco Enterprises, Inc. 7.25%, 4/1/16(3)		40	43,300

SC PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
Midwest Generation LLC, Series B 8.56%, 1/2/16		$442	$450,456
NRG Energy, Inc.
7.38%, 2/1/16		275	284,625
7.38%, 1/15/17		815	849,637
8.50%, 6/15/19		1,050	1,105,125
Quicksilver Resources, Inc.
9.13%, 8/15/19		300	326,625
11.75%, 1/1/16		300	349,500
Reliant Energy Mid-Atlantic Power Holdings LLC, Series C 9.68%, 7/2/26		100	108,750
RRI Energy, Inc.
7.63%, 6/15/14		500	517,500
7.88%, 6/15/17		150	148,875
Sithe Independence Funding Corp., Series A 9.00%, 12/30/13		55	56,245
Tenaska Alabama Partners LP 7.00%, 6/30/21(3)		314	329,484
The AES Corp.
7.75%, 10/15/15		175	189,000
8.00%, 10/15/17		245	263,375
8.00%, 6/1/20		1,095	1,182,600
9.75%, 4/15/16		175	200,812

			9,847,209

WHOLESALE – 0.1%
American Tire Distributors Holdings, Inc. 9.75%, 6/1/17		200	220,000

Total Corporate Debt Obligations (Cost $145,054,685)			159,915,272

FOREIGN GOVERNMENT OBLIGATIONS – 1.1%
Brazil Notas do Tesouro Nacional, Series F
10.00%, 1/1/12	BR	177	106,702
10.00%, 1/1/17	BR	3,400	1,845,967

Total Foreign Government Obligations (Cost $1,658,475)			1,952,669

BANK LOAN OBLIGATIONS – 3.1%
SENIOR LOANS – 3.1%
Alpha Natural Resources, Inc. 1.00%, 1/28/12(1)(6)		1,000	1,000,000
American General Finance Corp. 7.25%, 4/8/15(1)		500	500,315
DaVita, Inc. 4.50%, 10/20/16(1)		499	500,441
Emergency Medical Services 1.00%, 8/19/11(1)(6)		500	496,250

	Country Code*	Principal Amount (000)	Value
Energy Future Competitive Holdings Co. 3.76%, 10/10/14(1)		$1,959	$1,644,760
First Data Corp. 3.00%, 9/24/14(1)		472	451,743
Goodman Global, Inc. 5.75%, 10/28/16(1)		498	498,739
Newsday LLC 10.50%, 8/1/13(1)		200	211,626
Vodafone 6.88%, 8/11/15(1)		518	525,430

Total Bank Loan Obligations (Cost $5,265,829)			5,829,304

		Shares
COMMON STOCKS – 0.0%+
MULTIMEDIA – 0.0%+
Dex One Corp.** (Cost $305,690)		9,862	47,732

CONVERTIBLE PREFERRED STOCKS – 0.4%
BANKS – 0.4%
Wells Fargo & Co., Series L 7.50%, 12/31/49 (Cost $384,735)		625	647,000

		Principal Amount (000)
SHORT TERM INVESTMENTS – 5.0%
U.S. TREASURY OBLIGATIONS(7) – 4.6%
U.S. Treasury Bills
0.01%, 7/14/11		$300	299,913
0.01%, 7/21/11		300	299,907
0.13%, 9/15/11		700	699,482
0.16%, 8/25/11		1,500	1,499,145
0.16%, 9/15/11		200	199,852
0.17%, 8/4/11		100	99,962
0.18%, 7/14/11		2,000	1,999,420
0.18%, 8/11/11		1,800	1,799,172
0.19%, 7/21/11		700	699,783
0.25%, 8/25/11		684	683,610
0.30%, 7/28/11		316	315,890

Total U.S. Treasury Obligations (Cost $8,595,094)			8,596,136

SC PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value
MUTUAL FUNDS – 0.4%
State Street Institutional U.S. Government Money Market Fund (Cost $721,094)	721,094	$721,094

Total Short Term Investments (Cost $9,316,188)		9,317,230

TOTAL INVESTMENTS – 99.0% (Cost $166,494,831)		183,582,702
Other assets less liabilities – 1.0%		1,855,067

NET ASSETS – 100.0%		$185,437,769

AU	Australia
BM	Bermuda
BR	Brazil
CA	Canada
DE	Germany
FR	France
GB	Great Britain
IE	Ireland
IT	Italy
KY	Cayman Islands
LU	Luxembourg
MX	Mexico
NL	Netherlands

*	Unless otherwise noted the issuer country code for all securities is United States.
**	Non-income producing security.
+	Amount is less than 0.05%.
(1)	Variable rate security. The interest rate shown reflects the rate in effect at the period end.
(2)	Security is a “Step-up” bond where the coupon increases on a predetermined future date.
(3)	Eligible for resale under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $53,584,729, representing 28.8% of net assets.
(4)	Security is in default and is non-income producing.
(5)	Payment in-kind bond security which may pay interest in the form of additional bonds.
(6)	Security (or a portion thereof) has been purchased on a delayed delivery or when-issued basis.
(7)	Interest rates represent annualized yield at date of purchase.

SC PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

(8)	At the period end, open forward currency exchange contracts were as follows:

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation / (Depreciation) ($)
Bank of America NA	GBP	1,123,000	USD	1,802,898	6/13/11	3,098
Barclays Bank PLC	BRL	3,252,193	USD	1,916,888	4/4/11	(75,084)
Citibank NA	BRL	2,740,969	USD	1,618,045	6/2/11	(41,406)
Citibank NA	USD	1,640,317	BRL	2,740,969	4/4/11	38,530
Deutsche Bank AG (London)	USD	26,335	CNY	170,584	2/13/12	154
JPMorgan Securities	USD	30,680	CNY	197,060	11/15/11	(218)
JPMorgan Securities	USD	4,124	CNY	26,537	11/15/11	(22)
UBS AG	EUR	326,000	USD	459,001	4/19/11	(2,872)
UBS AG	EUR	4,688,000	USD	6,319,780	4/19/11	(322,128)
UBS AG	USD	297,051	BRL	511,224	4/4/11	16,075

Net unrealized depreciation						(383,873)

BRL	- Brazilian Real
CNY	- Yuan Renminbi
EUR	- Euro
GBP	- Great British Pound
USD	- United States Dollar

(9)	At the period end, open swap contracts were as follows:

Credit Default Swap Contracts on Corporate Issues - Sell Protection (a)

Counterparty	Reference Entity	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread (b)	Notional Amount (c) (000) ($)	Market Value ($)	Upfront Premiums Paid / (Received) ($)	Unrealized Appreciation ($)
Bank of America NA	American International Group, Inc.	5.00%	9/20/11	0.46%	200	4,371	(46,000)	50,371
Bank of America NA	American International Group, Inc.	5.00%	9/20/11	0.46%	200	4,371	(48,000)	52,371
Deutsche Bank AG	Ally Financial, Inc.	5.00%	3/20/12	1.35%	60	2,131	(9,300)	11,431
Deutsche Bank AG	SLM Corp.	5.00%	6/20/12	0.54%	100	5,502	(13,000)	18,502
Deutsche Bank AG	RRI Energy, Inc.	5.00%	9/20/14	5.27%	300	(2,372)	(43,500)	41,128
Goldman Sachs International	El Paso Corp.	5.00%	9/20/14	1.05%	500	66,898	(47,500)	114,398

Total					1,360	80,901	(207,300)	288,201

(a)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of that particular agreement.
(c)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

SC PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

(10)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

Assets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Backed Securities	$—	$305,205	$—	$305,205
Collateralized Mortgage Obligations	—	5,177,821	—	5,177,821
Convertible Bonds (a)	—	390,469	—	390,469
Corporate Debt Obligations (a)	—	159,915,272	—	159,915,272
Foreign Government Obligations	—	1,952,669	—	1,952,669
Bank Loan Obligations	—	5,829,304	—	5,829,304
Common Stocks (a)	47,732	—	—	47,732
Convertible Preferred Stocks (a)	647,000	—	—	647,000
Short Term Investments
U.S. Treasury Obligations	8,596,136	—	—	8,596,136
Mutual Funds	721,094	—	—	721,094

Total Short Term Investments	9,317,230	—	—	9,317,230

Total Investments	10,011,962	173,570,740	—	183,582,702

Financial Derivative Instruments
Forward Foreign Currency Exchange Contracts	—	57,857	—	57,857
Swap Contracts	—	288,201	—	288,201

Total Financial Derivative Instruments	$—	$346,058	$—	$346,058

Liabilities
Financial Derivative Instruments
Forward Foreign Currency Exchange Contracts	$—	$(441,730)	$—	$(441,730)

Total Financial Derivative Instruments	$—	$(441,730)	$—	$(441,730)

†	See Note 2b in the Notes to Portfolios of Investments for additional information.
(a)	See Portfolio of Investments for additional detailed categorizations.

SC PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
ASSET BACKED SECURITIES – 2.1%
Bear Stearns Asset Backed Securities Trust, Series 2006-SD3 5.50%, 8/25/36		$1,734	$1,188,733
Citibank Omni Master Trust, Series 2009-A14A, Class A14 3.01%, 8/15/18(1)(2)		2,700	2,859,301
Countrywide Asset-Backed Certificates, Series 2006-2, Class 2A2 0.44%, 6/25/36(1)		219	189,265
Duane Street CLO, Series 2005-1A, Class A 0.56%, 11/8/17(1)(2)		8,151	7,806,222
Ford Credit Auto Owner Trust, Series 2008-C, Class A3 1.68%, 6/15/12(1)		178	178,647
Galaxy CLO Ltd., Series 2005-4A, Class A1VB 0.58%, 4/17/17(1)(2)		1,183	1,139,191
Hillmark Funding, Series 2006-1A, Class A1 0.56%, 5/21/21(1)(2)		2,400	2,243,316
Structured Asset Securities Corp., Series 2007-WF1, Class A2 0.34%, 2/25/37(1)		1,487	1,470,338

Total Asset Backed Securities (Cost $16,468,932)			17,075,013

COLLATERALIZED MORTGAGE OBLIGATIONS – 3.7%
Arkle Master Issuer PLC, Series 2006-1A, Class 4A2 0.40%, 2/17/52(1)(2)	GB	9,000	8,952,813
Arran Residential Mortgages Funding PLC, Series 2010-1A, Class A2B 2.49%, 5/16/47(1)(2)	GB	1,000	1,417,874
Bear Stearns Alt-A Trust, Series 2005-4 2.64%, 5/25/35(1)		161	134,855
Bear Stearns Alt-A Trust, Series 2006-1 2.80%, 2/25/36(1)		175	88,501
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A 5.35%, 8/25/35(1)		2,752	2,715,326
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-29, Class A1 5.75%, 12/25/35		2,007	1,773,413

	Country Code*	Principal Amount (000)	Value
Federal National Mortgage Association, Series 2005-75, Class FL 0.70%, 9/25/35(1)		$779	$777,771
Federal National Mortgage Association, Series 2007-30, Class AF 0.56%, 4/25/37(1)		401	399,062
First Horizon Asset Securities, Inc., Series 2005-AR4, Class 2A1 2.88%, 10/25/35(1)		668	583,894
First Horizon Asset Securities, Inc., Series 2005-AR6, Class 4A1 5.68%, 2/25/36(1)		588	560,757
Granite Master Issuer PLC, Series 2006-4, Class A7 1.00%, 12/20/54(1)	GB	1,987	2,663,450
Granite Mortgages PLC, Series 2003-3, Class 2A 1.39%, 1/20/44(1)	GB	118	161,166
Granite Mortgages PLC, Series 2003-3, Class 3A 1.16%, 1/20/44(1)	GB	103	158,240
Granite Mortgages PLC, Series 2004-3, Class 3A2 1.00%, 9/20/44(1)	GB	603	926,164
GSR Mortgage Loan Trust, Series 2005-AR6, Class 1A1 2.82%, 9/25/35(1)		3,776	3,731,025
Harborview Mortgage Loan Trust, Series 2005-4 2.88%, 7/19/35(1)		387	333,267
JP Morgan Mortgage Trust, Series 2005-S3, Class 1A2 5.75%, 1/25/36		89	83,565
JP Morgan Mortgage Trust, Series 2007-A1 2.97%, 7/25/35(1)		558	442,825
Master Adjustable Rate Mortgage Trust, Series 2005-6, Class 5A2 2.54%, 7/25/35(1)		1,285	1,037,683
MLCC Mortgage Investors, Inc., Series 2005-1, Class 2A5 2.21%, 4/25/35(1)		1,200	1,125,391
Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5 4.98%, 5/25/35(3)		339	312,609

SC PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
Wachovia Mortgage Loan Trust LLC, Series 2005-B, Class 2A4 3.07%, 10/20/35(1)		$2,800	$2,247,238

Total Collateralized Mortgage Obligations (Cost $29,552,552)			30,626,889

COMMERCIAL MORTGAGE BACKED SECURITIES – 1.2%
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4 5.89%, 11/15/44(1)		5,000	5,409,482
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-CB7, Class A4 4.88%, 1/12/38(1)		2,800	2,953,797
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2010-C2, Class A3 4.07%, 11/15/43(2)		1,000	961,357
Morgan Stanley Capital I, Series 2004-IQ8, Class A5 5.11%, 6/15/40(1)		600	637,759
Silenus European Loan Conduit, Series 25X, Class A 1.24%, 5/15/19(1)	IE	86	108,068

Total Commercial Mortgage Backed Securities (Cost $8,268,063)			10,070,463

CONVERTIBLE BONDS – 0.4%
OIL & GAS - EXPLORATION & PRODUCTION – 0.4%
Transocean, Inc., Series B 1.50%, 12/15/37 (Cost $2,698,318)	KY	2,900	2,852,875

CORPORATE DEBT OBLIGATIONS – 34.3%
AGRICULTURAL – 0.1%
Altria Group, Inc. 4.13%, 9/11/15		500	519,806
BAT International Finance PLC 9.50%, 11/15/18(2)	GB	160	211,621

			731,427

AUTOMOTIVE – 0.9%
Ford Motor Credit Co. LLC
5.63%, 9/15/15		3,400	3,560,405
7.80%, 6/1/12		2,000	2,120,636
12.00%, 5/15/15		1,400	1,762,112

			7,443,153

BANKS – 18.5%
Ally Financial, Inc.

	Country Code*	Principal Amount (000)	Value
5.38%, 6/6/11		$2,800	$2,817,500
6.00%, 4/1/11		200	200,000
6.25%, 12/1/17(2)		1,800	1,833,750
7.50%, 9/15/20(2)		300	319,875
8.30%, 2/12/15		900	986,625
American Express Bank, FSB 5.50%, 4/16/13		400	429,016
Australia & New Zealand Banking Group Ltd. 2.13%, 1/10/14(2)	AU	1,500	1,500,540
Banco Santander Brasil SA 2.41%, 3/18/14(1)(2)	BR	1,000	998,567
Banco Santander Chile 1.55%, 4/20/12(1)(2)	CL	900	899,734
Bank of America Corp.
5.65%, 5/1/18		1,900	1,985,656
5.75%, 12/1/17		300	316,083
6.00%, 9/1/17		1,100	1,178,978
Bank of China Hong Kong Ltd. 5.55%, 2/11/20(2)	HK	100	102,636
Bank of Montreal 2.85%, 6/9/15(2)	CA	300	302,577
Bank of Nova Scotia 1.65%, 10/29/15(2)	CA	500	479,647
Barclays Bank PLC
0.51%, 9/11/17(1)	GB	13,400	12,934,216
2.38%, 1/13/14	GB	1,900	1,910,756
5.00%, 9/22/16	GB	1,500	1,590,271
6.05%, 12/4/17(2)	GB	500	520,936
Barnett Capital Trust III 0.93%, 2/1/27(1)		200	154,005
BBVA Bancomer SA Texas
4.50%, 3/10/16(2)	MX	300	300,635
6.50%, 3/10/21(2)	MX	600	592,897
7.25%, 4/22/20(2)	MX	1,100	1,110,526
Bear Stearns Cos. LLC 5.30%, 10/30/15		100	107,775
BNP Paribas
7.20%, 6/25/37(1)(2)	FR	100	96,000
7.78%, 7/2/18(1)	FR	100	151,711
BPCE SA 2.38%, 10/4/13(2)	FR	200	199,873
Citigroup Capital XXI 8.30%, 12/21/57(1)		1,600	1,664,000
Citigroup, Inc.
3.63%, 11/30/17(1)		800	1,065,556
5.50%, 4/11/13		700	749,012
5.50%, 10/15/14		400	431,440
5.63%, 8/27/12		5,300	5,571,397
6.13%, 11/21/17		200	217,931
8.50%, 5/22/19		200	246,775
Commonwealth Bank of Australia 0.72%, 7/12/13(1)(2)	AU	1,600	1,602,584

SC PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA 6.88%, 3/19/20	NL	$2,000	$2,862,743
Credit Agricole SA 8.38%, 10/13/19(1)(2)	FR	2,300	2,461,000
Credit Suisse New York 2.20%, 1/14/14	CH	400	401,527
Danske Bank A/S 2.50%, 5/10/12(2)	DK	300	305,310
Deutsche Bank AG 6.00%, 9/1/17	DE	300	332,587
Dexia Credit Local
0.71%, 3/5/13(1)(2)	FR	3,300	3,277,705
0.78%, 4/29/14(1)(2)	FR	1,700	1,690,271
0.96%, 9/23/11(1)(2)	FR	400	400,673
Fortis Bank Nederland Holding NV 3.00%, 4/17/12	NL	200	287,009
HBOS PLC
0.51%, 9/6/17(1)	GB	17,800	15,431,532
6.75%, 5/21/18(2)	GB	3,200	3,131,904
HSBC Bank PLC 2.00%, 1/19/14(2)	GB	500	498,388
ICICI Bank Ltd.
5.50%, 3/25/15	IN	1,400	1,459,637
5.75%, 11/16/20	IN	1,500	1,483,374
ING Bank NV
1.11%, 3/30/12(1)(2)	NL	4,200	4,212,512
2.63%, 2/9/12(2)	NL	1,400	1,423,587
Intesa Sanpaolo New York 2.38%, 12/21/12	IT	2,400	2,415,576
Intesa Sanpaolo SpA 2.71%, 2/24/14(1)(2)	IT	1,100	1,114,111
Itau Unibanco Holding SA 6.20%, 4/15/20(2)	BR	1,800	1,848,229
JP Morgan Chase & Co. 4.25%, 10/15/20		1,300	1,242,426
JP Morgan Chase & Co., Series 3 1.06%, 9/30/13(1)		700	702,900
JP Morgan Chase & Co., Series I 7.90%, 4/30/18(1)		300	328,233
JP Morgan Chase Bank NA 0.64%, 6/13/16(1)		300	291,260
JP Morgan Chase Capital XXI, Series U 1.25%, 2/2/37(1)		1,000	831,332
LBG Capital No.1 PLC
6.44%, 5/23/20	GB	800	997,708
7.87%, 12/17/19	GB	500	761,995
LBG Capital No.2 PLC
8.88%, 2/7/20	GB	300	433,663
15.00%, 12/21/19	GB	300	652,107
Lloyds TSB Bank PLC
2.30%, 4/1/11(2)	GB	1,800	1,800,000
2.80%, 4/2/12(2)	GB	4,300	4,393,435
4.88%, 1/21/16	GB	600	618,674

	Country Code*	Principal Amount (000)	Value
Macquarie Bank Ltd. 4.10%, 12/17/13(2)	AU	$300	$320,024
Merrill Lynch & Co., Inc.
1.39%, 5/30/14(1)		100	136,785
6.88%, 4/25/18		200	222,138
Morgan Stanley
0.60%, 1/9/14(1)		500	492,133
0.78%, 10/15/15(1)		2,000	1,920,100
5.95%, 12/28/17		400	429,655
Nordea Bank AB
2.13%, 1/14/14(2)	SE	200	199,537
4.88%, 1/27/20(2)	SE	1,800	1,841,436
Nordea Eiendomskreditt A/S 0.71%, 4/7/14(1)(2)(4)	NO	2,000	2,000,640
Northern Rock Asset Management PLC 5.63%, 6/22/17(2)	GB	1,300	1,335,507
Royal Bank of Scotland Group PLC
0.71%, 4/8/11(1)(2)	GB	5,000	5,000,185
1.45%, 10/20/11(2)	GB	4,600	4,628,258
2.63%, 5/11/12(2)	GB	200	204,422
3.00%, 12/9/11(2)	GB	2,800	2,850,257
4.38%, 3/16/16	GB	3,200	3,220,307
5.00%, 10/1/14	GB	100	100,282
6.99%, 10/5/17(1)(2)	GB	200	178,750
Santander US Debt SA Unipersonal
1.11%, 3/30/12(1)(2)	ES	3,100	3,071,148
1.53%, 10/10/17(1)	ES	2,800	3,764,393
2.99%, 10/7/13(2)	ES	1,800	1,788,653
7.30%, 7/27/19(1)	ES	900	1,468,321
Scotland International Finance No. 2 BV 4.25%, 5/23/13(2)	NL	1,200	1,182,772
Societe Generale 5.92%, 4/5/17(1)(2)	FR	400	378,009
State Bank of India/London 4.50%, 7/27/15(2)	IN	1,000	1,020,323
State Street Capital Trust IV 1.31%, 6/15/37(1)		200	165,029
Sumitomo Mitsui Banking Corp. 1.95%, 1/14/14(2)	JP	2,200	2,178,741
Swedbank AB 2.80%, 2/10/12(2)	SE	1,000	1,018,397
UBS AG/Stamford CT 1.41%, 2/23/12(1)	CH	800	806,391
Wachovia Bank NA 0.64%, 3/15/16(1)		400	382,511
Wachovia Corp.
0.43%, 10/15/11(1)		3,900	3,903,311
5.30%, 10/15/11		650	666,299
Westpac Banking Corp.
1.04%, 3/31/14(1)(2)	AU	2,200	2,200,020
3.59%, 8/14/14(2)	AU	300	314,756

			153,050,378

CHEMICALS – 0.1%
The Dow Chemical Co.
4.85%, 8/15/12		900	942,812

SC PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
6.00%, 10/1/12		$100	$106,996

			1,049,808

DIVERSIFIED – 0.2%
Noble Group Ltd.
4.88%, 8/5/15(2)	BM	1,000	1,035,000
6.75%, 1/29/20	BM	1,000	1,070,000

			2,105,000

ELECTRIC UTILITIES – 0.3%
CMS Energy Corp. 5.05%, 2/15/18		1,000	995,872
Electricite de France 6.50%, 1/26/19(2)	FR	400	458,556
Entergy Corp. 3.63%, 9/15/15		1,000	989,624

			2,444,052

FINANCIALS – 5.5%
American Express Co.
4.88%, 7/15/13		500	533,021
7.00%, 3/19/18		700	818,108
American Express Credit Corp. 5.13%, 8/25/14		4,200	4,530,532
Banque PSA Finance 2.20%, 4/4/14(1)(2)(4)	FR	1,200	1,196,534
CIT Group, Inc.
7.00%, 5/1/13		157	160,367
7.00%, 5/1/14		500	509,375
Countrywide Financial Corp. 5.80%, 6/7/12		2,100	2,208,906
General Electric Capital Corp., Series A
0.50%, 1/8/16(1)		100	96,182
6.15%, 8/7/37		100	102,231
6.88%, 1/10/39		800	892,794
International Lease Finance Corp.
0.63%, 7/1/11(1)		1,870	1,867,906
1.27%, 8/15/11(1)		1,600	2,224,901
5.40%, 2/15/12		3,700	3,760,125
6.38%, 3/25/13		2,000	2,070,000
6.75%, 9/1/16(2)		400	428,000
LeasePlan Corp. NV
3.00%, 5/7/12(2)	NL	1,000	1,024,737
3.13%, 2/10/12	NL	200	286,552
Nomura Holdings, Inc. 6.70%, 3/4/20	JP	2,300	2,449,926
SLM Corp. 6.25%, 1/25/16		200	208,500
SLM Corp., Series A
0.60%, 1/27/14(1)		500	474,213
5.00%, 10/1/13		7,000	7,245,630
5.38%, 1/15/13		130	135,220
8.00%, 3/25/20		1,100	1,199,000
8.45%, 6/15/18		1,000	1,120,000
Sydney Airport Finance Co., Pty Ltd. 5.13%, 2/22/21(2)	AU	100	97,879
The Goldman Sachs Group, Inc. 0.49%, 2/6/12(1)		200	199,911

	Country Code*	Principal Amount (000)	Value
0.76%, 3/22/16(1)		$600	$578,490
5.95%, 1/18/18		6,800	7,301,860
6.15%, 4/1/18		1,100	1,192,595
6.25%, 9/1/17		700	766,448

			45,679,943

FOOD, BEVERAGES & RESTAURANTS – 0.4%
Anheuser-Busch InBev Worldwide, Inc.
4.13%, 1/15/15		1,200	1,267,508
5.38%, 1/15/20		1,200	1,287,962
Tate & Lyle International Finance PLC 6.63%, 6/15/16(2)	GB	500	549,148

			3,104,618

HEALTH CARE – 0.6%
HCA, Inc. 7.88%, 2/15/20		4,000	4,350,000
Roche Holdings, Inc. 6.00%, 3/1/19(2)		600	680,083

			5,030,083

INSURANCE – 1.4%
American International Group, Inc.
1.18%, 4/26/11(1)		100	141,480
5.05%, 10/1/15		100	103,110
5.45%, 5/18/17		100	102,654
5.85%, 1/16/18		200	208,327
8.25%, 8/15/18		1,000	1,169,539
MetLife Institutional Funding II 1.20%, 4/4/14(1)(2)(4)		800	799,973
Metropolitan Life Global Funding I 0.70%, 7/13/11(1)(2)		2,400	2,401,407
Ohio National Financial Services, Inc. 6.38%, 4/30/20(2)		5,100	5,377,833
Pacific LifeCorp. 6.00%, 2/10/20(2)		100	106,485
The Dai-ichi Life Insurance Co., Ltd. 7.25%, 7/25/21(1)(2)	JP	600	593,132
The Hartford Financial Services Group, Inc. 8.13%, 6/15/38(1)		300	328,500

			11,332,440

INVESTMENT COMPANIES – 0.8%
FIH Erhvervsbank A/S 0.68%, 6/13/13(1)(2)	DK	6,500	6,494,390
Temasek Financial I Ltd. 4.30%, 10/25/19(2)	SG	300	304,200

			6,798,590

METALS & MINING – 1.0%
Alcoa, Inc. 6.15%, 8/15/20		600	634,034
CSN Resources SA 6.50%, 7/21/20(2)	LU	1,400	1,491,000

SC PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
Gerdau Holdings, Inc. 7.00%, 1/20/20(2)	BR	$1,700	$1,882,750
Gerdau Trade, Inc. 5.75%, 1/30/21(2)	VG	2,700	2,733,750
GTL Trade Finance, Inc. 7.25%, 10/20/17(2)	VG	1,400	1,575,000
Vale Overseas Ltd. 6.88%, 11/10/39	KY	300	320,668

			8,637,202

OIL & GAS – 0.4%
Ras Laffan Liquefied Natural Gas Co. Ltd. III 6.75%, 9/30/19	QA	1,200	1,348,481
Reliance Holdings USA 4.50%, 10/19/20		1,900	1,790,011
Shell International Finance BV 5.50%, 3/25/40	NL	200	202,673
Total Capital SA 4.45%, 6/24/20	FR	200	204,177

			3,545,342

OIL & GAS - EXPLORATION & PRODUCTION – 0.4%
Gazprom OAO 9.63%, 3/1/13	DE	2,400	2,726,400
Novatek Finance Ltd. 5.33%, 2/3/16(2)	IE	200	205,677
Transocean, Inc. 4.95%, 11/15/15	KY	100	105,681

			3,037,758

PIPELINES – 0.1%
El Paso Corp. 7.88%, 6/15/12		400	424,854

REFINING – 0.4%
Petrobras International Finance Co. 7.88%, 3/15/19	KY	2,900	3,404,846

RETAIL – 0.0%+
CVS Pass-through Trust 6.94%, 1/10/30		93	101,288

SAVINGS & LOANS – 0.1%
Nationwide Building Society 6.25%, 2/25/20(2)	GB	600	624,246

SPECIAL PURPOSE BANKS – 0.4%
The Export-Import Bank of Korea
1.05%, 3/3/12(2)	KR	1,500	1,186,791
5.13%, 6/29/20	KR	300	302,634
5.88%, 1/14/15	KR	900	985,556
8.13%, 1/21/14	KR	400	458,530

			2,933,511

SPECIAL PURPOSE ENTITIES – 0.8%
IPIC GMTN Ltd. 5.00%, 11/15/20	KY	1,200	1,164,000

	Country Code*	Principal Amount (000)	Value
Mizuho Capital Investment EUR 1 Ltd. 5.02%, 6/30/11(1)	KY	$1,000	$1,388,855
MUFG Capital Finance 5 Ltd. 6.30%, 1/25/17(1)	KY	1,000	1,536,021
Odebrecht Drilling VIII/IX Ltd. 6.35%, 6/30/21(2)	KY	2,300	2,423,625
Vnesheconombank Veb Finance Ltd. 5.45%, 11/22/17(2)	IE	200	203,000

			6,715,501

TELECOMMUNICATIONS – 0.5%
Deutsche Telekom International Finance BV 6.50%, 4/8/22	NL	1,900	3,346,741
Verizon Wireless Capital LLC 2.91%, 5/20/11(1)		1,000	1,003,273

			4,350,014

TRANSPORTATION – 0.7%
Asciano Finance Ltd. 5.00%, 4/7/18(2)(4)	AU	5,100	5,072,358
Ryder System, Inc. 6.00%, 3/1/13		400	430,882

			5,503,240

UTILITIES – 0.7%
Centrais Eletricas Brasileiras SA 6.88%, 7/30/19(2)	BR	1,600	1,792,000
MidAmerican Energy Holdings Co. 6.13%, 4/1/36		300	318,201
Nakilat, Inc. 6.07%, 12/31/33	QA	2,800	2,786,000
NRG Energy, Inc. 8.25%, 9/1/20(2)		700	728,000

			5,624,201

Total Corporate Debt Obligations (Cost $273,147,979)			283,671,495

FOREIGN GOVERNMENT AGENCY OBLIGATIONS – 1.4%
Banco Nacional de Desenvolvimento Economico e Social 4.13%, 9/15/17(2)	BR	200	270,543
Canada Housing Trust No. 1
2.75%, 12/15/15(2)	CA	800	819,994
3.35%, 12/15/20	CA	1,600	1,604,737
Instituto De Credito Oficial 2.94%, 3/25/14(1)(2)	ES	1,300	1,838,453
Korea Housing Finance Corp. 4.13%, 12/15/15(2)	KR	3,500	3,573,857

SC PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
Societe Financement de l’Economie Francaise
0.50%, 7/16/12(1)(2)	FR	$1,000	$1,002,550
3.38%, 5/5/14(2)	FR	2,100	2,205,143

Total Foreign Government Agency Obligations (Cost $11,055,261)			11,315,277

FOREIGN GOVERNMENT OBLIGATIONS – 3.1%
Canadian Government Bond
1.75%, 3/1/13	CA	1,600	1,648,685
2.00%, 12/1/14	CA	1,900	1,932,101
2.50%, 9/1/13	CA	1,500	1,565,786
Province of Ontario Canada
1.38%, 1/27/14	CA	1,100	1,097,096
4.20%, 6/2/20	CA	13,200	13,812,551
4.60%, 6/2/39	CA	300	313,098
4.70%, 6/2/37	CA	1,300	1,373,495
Russian Foreign Bond
3.63%, 4/29/15	RU	100	101,125
7.50%, 3/31/30(3)	RU	2,941	3,428,118
United Mexican States, Series A
6.05%, 1/11/40	MX	200	206,000

Total Foreign Government Obligations (Cost $24,941,739)			25,478,055

MUNICIPAL BONDS – 3.0%
California Infrastructure & Economic Development Bank 6.49%, 5/15/49		1,000	995,850
California State University 6.43%, 11/1/30		200	201,986
City of New York, NY 6.25%, 6/1/35		3,800	3,797,378
City of Newport Beach, California Certificates of Participation 7.17%, 7/1/40		2,300	2,265,891
Contra Costa, California Community College District 6.50%, 8/1/34		1,600	1,608,112
County of Clark, NV 6.82%, 7/1/45		300	296,976
Irvine Ranch Water District, California 6.62%, 5/1/40		3,700	3,783,953
Los Angeles Unified School District, California 6.76%, 7/1/34		200	209,476
Metropolitan Government of Nashville & Davidson County, Tennessee, Water and Sewer Revenue 6.57%, 7/1/37		3,700	3,933,359
Metropolitan Transportation Authority 7.34%, 11/15/39		1,100	1,247,048

	Country Code*	Principal Amount (000)	Value
New Jersey Economic Development Authority 1.31%, 6/15/13(1)		$1,300	$1,298,713
New York State Thruway Authority 5.88%, 4/1/30		1,000	1,006,940
Pasadena, California Public Financing Authority 7.15%, 3/1/43		1,400	1,399,874
State of California
7.60%, 11/1/40		500	546,735
7.63%, 3/1/40		1,000	1,093,950
7.95%, 3/1/36		400	427,436
State of Illinois 4.07%, 1/1/14		400	399,476
State of Louisiana 3.00%, 5/1/43(1)		400	405,012

Total Municipal Bonds (Cost $24,362,369)			24,918,165

U.S. TREASURY AND U.S. GOVERNMENT AGENCY OBLIGATIONS – 22.2%
Federal Home Loan Mortgage Corp.
4.50%, 2/1/39		116	118,175
4.50%, 1/1/40		745	757,944
4.50%, 5/1/40		108	109,757
4.50%, 9/1/40		929	944,765
5.50%, 4/1/37		113	120,492
5.50%, 7/1/37		372	397,983
5.50%, 8/1/37		187	199,840
5.50%, 7/1/38		588	628,782
5.50%, 8/1/38		470	502,146
5.50%, 2/1/39		21	22,020
5.50%, 2/1/40		1,549	1,653,962
Federal National Mortgage Association
4.50%, 3/1/35		17	17,844
4.50%, 6/1/38		134	136,477
4.50%, 1/1/39		436	444,979
4.50%, 3/1/39		510	519,626
4.50%, 4/1/39		28	28,186
4.50%, 6/1/39		51	51,800
4.50%, 8/1/39		699	712,747
4.50%, 11/1/39		700	714,065
4.50%, 5/1/40		1,000	1,019,090
4.50%, 6/1/40		1,000	1,019,091
4.50%, 7/1/40		3,000	3,057,272
4.50%, 8/1/40		20,153	20,537,515
4.50%, 9/1/40		15,535	15,831,412
4.50%, 10/1/40		4,496	4,581,953
4.50%, 11/1/40		1,849	1,884,824
4.50%, 12/1/40		4,000	4,076,363
4.50%, 1/1/41		1,000	1,019,090
4.50%, 3/1/41		2,000	2,040,055
4.50%, 4/1/41		1,000	1,019,090
4.50%, TBA(4)		15,600	15,875,434
5.00%, TBA(4)		19,000	19,875,786
5.50%, 2/1/34		12	13,124
5.50%, 3/1/36		365	391,427
5.50%, 8/1/36		14	15,099

SC PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
5.50%, 12/1/36		$9	$9,489
5.50%, 1/1/38		383	410,630
5.50%, 2/1/38		1,867	1,998,562
5.50%, 6/1/38		314	335,721
5.50%, 7/1/38		132	141,842
5.50%, 6/1/39		45	47,709
5.50%, TBA(4)		12,800	13,688,000
6.00%, 8/1/36		317	346,205
6.00%, 9/1/36		58	62,900
6.00%, 10/1/36		12	13,561
6.00%, 12/1/36		297	324,802
6.00%, 1/1/37		134	146,295
6.00%, 4/1/37		242	264,006
6.00%, 5/1/37		47	50,749
6.00%, 8/1/37		719	783,501
6.00%, 9/1/37		2,256	2,458,361
6.00%, 10/1/37		960	1,046,595
6.00%, 11/1/37		1,240	1,351,475
6.00%, 12/1/37		5,615	6,117,210
6.00%, 1/1/38		1,461	1,592,418
6.00%, 3/1/38		1,612	1,755,374
6.00%, 4/1/38		177	193,009
6.00%, 5/1/38		52	57,174
6.00%, 6/1/38		440	478,344
6.00%, 8/1/38		3,197	3,485,196
6.00%, 9/1/38		2,630	2,864,939
6.00%, 10/1/38		1,484	1,615,607
6.00%, 11/1/38		2,183	2,372,939
6.00%, 12/1/38		1,321	1,439,901
6.00%, 1/1/39		47	51,632
6.00%, 3/1/39		48	52,944
6.00%, 7/1/39		76	82,467
6.00%, 9/1/39		1,284	1,399,546
6.00%, 4/1/40		335	365,175
6.00%, TBA(4)		15,400	16,710,422
6.50%, 9/1/37		1,890	2,120,362
6.50%, TBA(4)		1,200	1,344,937
U.S. Treasury Inflation Indexed Bonds
1.75%, 1/15/28		3,574	3,642,216
2.00%, 1/15/26		2,773	2,960,252
2.38%, 1/15/25		1,519	1,704,712
2.38%, 1/15/27		2,948	3,282,670
2.50%, 1/15/29		3,589	4,065,943

Total U.S. Treasury and U.S. Government Agency Obligations (Cost $182,255,615)			183,574,007

		Shares
CONVERTIBLE PREFERRED STOCKS – 0.0%+
BANKS – 0.0%+
Wells Fargo & Co., Series L 7.50%, 12/31/49 (Cost $129,360)		200	207,040

	Country Code*	Shares	Value
PREFERRED STOCKS – 0.6%
BANKS – 0.6%
Citigroup, Inc., Series 1 6.15%, 12/15/12 (Cost $5,042,655)		405,000	$4,661,955

		Principal Amount (000)
SHORT TERM INVESTMENTS – 40.6%
CERTIFICATES OF DEPOSIT – 1.1%
Banco do Brasil SA 0.00%, 2/15/12(5)		$3,800	3,828,576
Itau Unibanco SA New York 1.00%, 2/6/12		5,800	5,715,320

Total Certificates of Deposit (Cost $9,466,140)			9,543,896

COMMERCIAL PAPER(6) – 3.6%
Kells Funding LLC
0.27%, 4/4/11(2)		14,300	14,299,678
0.28%, 7/8/11(2)		3,400	3,397,280
0.28%, 7/18/11(2)		1,300	1,298,804
0.30%, 7/19/11(2)		3,500	3,496,710
Straight A Funding LLC
0.24%, 6/6/11(2)		1,400	1,399,286
0.25%, 5/11/11(2)		5,500	5,498,472
0.25%, 5/16/11(2)		500	499,844

Total Commercial Paper (Cost $29,890,515)			29,890,074

U.S. TREASURY OBLIGATIONS(6) – 34.5%
U.S. Treasury Bills
0.13%, 9/15/11		8,800	8,793,488
0.14%, 7/14/11		1,081	1,080,687
0.14%, 9/8/11		57,100	57,061,743
0.16%, 8/25/11		4,900	4,897,207
0.16%, 9/15/11		4,200	4,196,892
0.17%, 8/4/11		7,000	6,997,340
0.18%, 6/9/11(7)		260	259,966
0.18%, 7/14/11(7)(8)		95,440	95,412,322
0.18%, 8/11/11		42,800	42,780,312
0.18%, 8/18/11		33,600	33,582,528
0.19%, 7/21/11		30,000	29,990,700

Total U.S. Treasury Obligations (Cost $285,026,544)			285,053,185

		Shares
MUTUAL FUNDS – 1.4%
State Street Institutional U.S. Government Money Market Fund (Cost $11,302,350)		11,302,350	11,302,350

SC PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

Value
Total Short Term Investments (Cost $335,685,549)	$335,789,505

TOTAL INVESTMENTS – 112.6% (Cost $913,608,392)	930,240,739
Liabilities in excess of other assets – (12.6)%	(103,825,903)

NET ASSETS – 100.0%	$826,414,836

TBA	To Be Announced. Securities are purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. At the period end, total market value of the TBA securities amounts to $67,494,579 which represents approximately 8.2% of net assets. At the period end, the broker delivered cash of $270,000 to the Fund as collateral.

AU	Australia
BM	Bermuda
BR	Brazil
CA	Canada
CH	Switzerland
CL	Chile
DE	Germany
DK	Denmark
ES	Spain
FR	France
GB	Great Britain
HK	Hong Kong
IE	Ireland
IN	India
IT	Italy
JP	Japan
KR	Korea, Republic of
KY	Cayman Islands
LU	Luxembourg
MX	Mexico
NL	Netherlands
NO	Norway
QA	Qatar
RU	Russia
SE	Sweden
SG	Singapore
VG	British Virgin Islands

*	Unless otherwise noted the issuer country code for all securities is United States.
+	Amount is less than 0.05%.
(1)	Variable rate security. The interest rate shown reflects the rate in effect at the period end.
(2)	Eligible for resale under rule 144A or exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration. At the period end, the value of these securities amounted to $175,787,600, representing 21.3% of net assets.
(3)	Security is a “Step-up” bond where the coupon increases on a predetermined future date.
(4)	Security (or a portion thereof) has been purchased on a delayed delivery or when-issued basis.
(5)	Zero-coupon bond.
(6)	Interest rates represent annualized yield at date of purchase.
(7)	Security (or a portion thereof) has been pledged as collateral for open swap and swaption contracts. At the period end, the value of securities pledged amounted to $399,926.

SC PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

(8)	At the period end, securities (or portions thereof) with an aggregate market value of $3,436,003 have been pledged to cover margin requirements for the following open futures contracts:

Type	Description	Expiration Date	Contracts	Aggregate Face Value ($)	Aggregate Notional Value ($)	Unrealized Appreciation / (Depreciation) ($)
Long	90-Day Eurodollar December Futures	12/19/11	1,012	251,096,850	251,469,350	372,500
Long	90-Day Eurodollar December Futures	12/17/12	84	20,747,500	20,590,500	(157,000)
Long	90-Day Eurodollar June Futures	6/18/12	652	161,192,338	161,035,850	(156,488)
Long	90-Day Eurodollar March Futures	3/19/12	2,094	518,933,962	519,024,075	90,113
Long	90-Day Eurodollar September Futures	9/19/11	723	179,714,562	179,918,550	203,988
Long	90-Day Eurodollar September Futures	9/17/12	166	41,116,588	40,840,150	(276,438)
Short	U.S. Treasury 10 Year Note June Futures	6/21/11	149	17,674,343	17,735,656	(61,313)
Long	U.S. Treasury 2 Year Note June Futures	6/30/11	96	20,931,187	20,940,000	8,813

Net unrealized appreciation						24,175

(9)	At the period end, the Fund had the following securities sold short:

Description	Coupon	Maturity Date	Principal Amount (000)($)	Proceeds($)	Market Value ($)
U.S. Treasury Note	2.63%	11/15/20	600	566,860	559,875
U.S. Treasury Note	3.63%	2/15/21	1,800	1,795,695	1,825,594

			2,400	2,362,555	2,385,469

(10)	At the period end, open forward foreign currency exchange contracts were as follows:

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation / (Depreciation) ($)
Bank of America Securities LLC	GBP	5,982,000	USD	9,603,682	6/13/11	16,506
Bank of America Securities LLC	IDR	8,920,600,000	USD	1,022,418	4/15/11	(289)
Bank of America Securities LLC	TWD	2,141,000	USD	72,655	4/6/11	(156)
Bank of America Securities LLC	USD	983,745	IDR	8,920,600,000	1/31/12	(6,560)
Bank of America Securities LLC	USD	300,000	INR	13,935,000	5/9/11	10,510
Bank of America Securities LLC	USD	100,000	KRW	113,830,000	5/9/11	3,836
Bank of America Securities LLC	USD	100,000	PHP	4,400,000	4/15/11	1,335
Bank of America Securities LLC	USD	1,218,190	SGD	1,559,119	6/9/11	18,904
Bank of America Securities LLC	USD	200,622	SGD	256,498	6/9/11	2,898
Bank of America Securities LLC	USD	70,381	TWD	2,141,000	4/6/11	2,430
Barclays Bank PLC	EUR	1,941,000	USD	2,648,194	4/19/11	(101,794)
Barclays Bank PLC	EUR	2,113,000	USD	2,937,393	4/19/11	(56,282)
Barclays Bank PLC	RUB	5,794,000	USD	204,338	4/1/11	553
Barclays Bank PLC	TWD	8,431,780	USD	286,357	4/6/11	(390)
Barclays Bank PLC	USD	11,897,136	BRL	20,184,681	4/4/11	466,004
Barclays Bank PLC	USD	3,600,000	BRL	6,040,800	4/4/11	99,997
Barclays Bank PLC	USD	198,070	CHF	185,000	5/5/11	3,395
Barclays Bank PLC	USD	306,000	CNY	2,027,556	4/7/11	3,681

SC PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

(Continued)

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation / (Depreciation) ($)
Barclays Bank PLC	USD	315,000	CNY	2,086,560	4/7/11	3,693
Barclays Bank PLC	USD	241,000	CNY	1,595,420	4/7/11	2,678
Barclays Bank PLC	USD	241,000	CNY	1,595,420	4/7/11	2,678
Barclays Bank PLC	USD	985,273	EUR	700,000	4/19/11	6,480
Barclays Bank PLC	USD	100,000	IDR	882,800,000	4/15/11	1,209
Barclays Bank PLC	USD	100,000	IDR	882,200,000	4/15/11	1,140
Barclays Bank PLC	USD	100,000	IDR	934,000,000	7/27/11	5,247
Barclays Bank PLC	USD	59,519	IDR	549,660,000	7/27/11	2,419
Barclays Bank PLC	USD	300,000	INR	13,767,000	5/9/11	6,766
Barclays Bank PLC	USD	200,000	INR	9,164,000	5/9/11	4,199
Barclays Bank PLC	USD	200,000	INR	9,090,000	5/9/11	2,550
Barclays Bank PLC	USD	1,953,858	INR	91,675,000	8/12/11	53,449
Barclays Bank PLC	USD	36,856	KRW	41,400,000	5/9/11	910
Barclays Bank PLC	USD	200,000	KRW	223,800,000	5/9/11	4,151
Barclays Bank PLC	USD	64,443	MYR	200,000	8/11/11	1,019
Barclays Bank PLC	USD	64,761	MYR	200,000	8/11/11	702
Barclays Bank PLC	USD	64,988	MYR	200,000	8/11/11	475
Barclays Bank PLC	USD	100,000	PHP	4,248,000	4/15/11	(2,165)
Barclays Bank PLC	USD	100,000	PHP	4,485,000	6/15/11	3,082
Barclays Bank PLC	USD	100,000	PHP	4,468,500	6/15/11	2,703
Barclays Bank PLC	USD	400,000	PHP	17,780,000	6/15/11	8,651
Barclays Bank PLC	USD	200,000	PHP	8,874,000	6/15/11	3,958
Barclays Bank PLC	USD	87,917	PHP	3,900,000	11/15/11	1,175
Barclays Bank PLC	USD	36,281	PHP	1,600,000	11/15/11	269
Barclays Bank PLC	USD	36,126	PHP	1,600,000	11/15/11	425
Barclays Bank PLC	USD	38,245	PHP	1,700,000	11/15/11	590
Barclays Bank PLC	USD	27,445	PHP	1,229,000	11/15/11	630
Barclays Bank PLC	USD	100,000	RUB	2,897,000	4/1/11	1,892
Barclays Bank PLC	USD	101,897	RUB	2,897,000	4/1/11	(5)
Barclays Bank PLC	USD	202,800	RUB	5,794,000	7/1/11	(403)
Barclays Bank PLC	USD	99,397	SEK	635,000	5/5/11	1,057
Barclays Bank PLC	USD	749,392	SGD	958,154	9/9/11	11,093
Barclays Bank PLC	USD	286,133	TWD	8,431,780	4/6/11	613
Barclays Bank PLC	USD	294,200	TWD	8,431,780	1/11/12	(4,918)
Barclays Bank PLC	USD	100,000	ZAR	760,150	9/13/11	9,757
Citibank NA	BRL	26,225,481	USD	15,694,483	4/4/11	(368,654)
Citibank NA	EUR	3,000	USD	4,157	4/19/11	(93)
Citibank NA	EUR	13,000	USD	18,117	4/19/11	(302)
Citibank NA	EUR	9,374,000	USD	12,651,713	4/19/11	(629,270)
Citibank NA	JPY	107,273,000	USD	1,337,685	4/14/11	47,966
Citibank NA	JPY	103,067,000	USD	1,285,269	4/18/11	46,091
Citibank NA	USD	15,481,393	BRL	26,225,481	6/2/11	396,172
Citibank NA	USD	2,601,147	CAD	2,542,000	6/20/11	16,262
Citibank NA	USD	153,786	EUR	110,000	4/19/11	2,061
Citibank NA	USD	100,000	IDR	919,300,000	4/15/11	5,394
Citibank NA	USD	40,000	IDR	382,000,000	7/27/11	3,045
Citibank NA	USD	60,000	IDR	571,800,000	7/27/11	4,433
Citibank NA	USD	60,611	IDR	563,500,000	7/27/11	2,887
Citibank NA	USD	395,181	IDR	3,608,000,000	7/27/11	11,383
Citibank NA	USD	129,257	KRW	145,000,000	5/9/11	3,013
Citibank NA	USD	142,895	KRW	161,400,000	5/9/11	4,335
Citibank NA	USD	89,286	KRW	100,000,000	5/9/11	1,935

SC PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

(Continued)

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation / (Depreciation) ($)
Citibank NA	USD	100,000	KRW	111,260,000	5/9/11	1,492
Citibank NA	USD	100,000	KRW	112,500,000	5/9/11	2,623
Citibank NA	USD	100,000	KRW	114,020,000	5/9/11	4,010
Citibank NA	USD	17,575	MXN	216,000	7/7/11	435
Citibank NA	USD	116,350	MYR	360,000	8/11/11	1,483
Citibank NA	USD	64,851	MYR	200,000	8/11/11	612
Citibank NA	USD	97,507	MYR	300,000	8/11/11	687
Citibank NA	USD	97,286	MYR	300,000	8/11/11	908
Citibank NA	USD	50,000	PHP	2,137,500	4/15/11	(772)
Citibank NA	USD	100,000	PHP	4,361,000	4/15/11	437
Citibank NA	USD	93,928	PHP	4,130,000	6/15/11	995
Citibank NA	USD	100,182	PHP	4,400,000	6/15/11	946
Citibank NA	USD	100,000	PHP	4,270,000	6/15/11	(1,859)
Citibank NA	USD	72,186	PHP	3,200,000	11/15/11	915
Citibank NA	USD	100,000	PHP	4,310,000	11/15/11	(1,542)
Citibank NA	USD	50,000	PHP	2,175,000	11/15/11	(314)
Citibank NA	USD	100,000	PHP	4,389,000	11/15/11	263
Citibank NA	USD	100,000	PHP	4,455,000	11/15/11	1,770
Citibank NA	USD	100,000	PHP	4,421,000	11/15/11	994
Citibank NA	USD	100,000	PHP	4,339,500	11/15/11	(868)
Citibank NA	USD	78,274	SGD	100,000	9/9/11	1,096
Citibank NA	USD	156,262	SGD	200,000	9/9/11	2,477
Citibank NA	USD	100,000	ZAR	696,300	7/28/11	1,228
Credit Suisse	USD	901,958	CAD	892,000	6/20/11	16,504
Deutsche Bank AG (London)	CNY	25,628,807	USD	3,894,955	4/7/11	(19,483)
Deutsche Bank AG (London)	TWD	4,093,872	USD	138,926	4/6/11	(298)
Deutsche Bank AG (London)	USD	2,010,224	CNY	13,496,646	4/7/11	51,198
Deutsche Bank AG (London)	USD	4,044,312	CNY	25,628,807	2/1/13	10,466
Deutsche Bank AG (London)	USD	393,639	IDR	3,651,000,000	10/31/11	11,785
Deutsche Bank AG (London)	USD	200,000	MXN	2,473,700	7/7/11	6,246
Deutsche Bank AG (London)	USD	94,437	PHP	4,142,000	6/15/11	762
Deutsche Bank AG (London)	USD	100,000	PHP	4,321,000	6/15/11	(687)
Deutsche Bank AG (London)	USD	50,000	PHP	2,202,500	11/15/11	314
Deutsche Bank AG (London)	USD	260,612	SGD	340,000	6/9/11	9,163
Deutsche Bank AG (London)	USD	141,785	SGD	184,476	6/9/11	4,589
Deutsche Bank AG (London)	USD	200,348	SGD	255,514	9/9/11	2,453
Deutsche Bank AG (London)	USD	48,900	TWD	1,500,000	4/6/11	2,112
Deutsche Bank AG (London)	USD	50,420	TWD	1,500,000	4/6/11	592
Deutsche Bank AG (London)	USD	36,899	TWD	1,093,872	4/6/11	301
Goldman Sachs International	USD	29,378	KRW	33,337,650	5/9/11	1,033
Goldman Sachs International	USD	100,000	KRW	111,900,000	5/9/11	2,076
Goldman Sachs International	USD	600,000	KRW	676,380,000	8/12/11	18,143
Goldman Sachs International	USD	100,000	PHP	4,392,000	11/15/11	331
Goldman Sachs International	USD	100,000	SGD	129,180	6/9/11	2,499
Goldman Sachs International	USD	100,000	SGD	128,690	6/9/11	2,110
Goldman Sachs International	USD	50,000	SGD	64,790	6/9/11	1,408
Goldman Sachs International	USD	100,000	SGD	130,000	6/9/11	3,149
Goldman Sachs International	USD	100,000	SGD	129,350	6/9/11	2,634
Goldman Sachs International	USD	100,000	SGD	130,900	6/9/11	3,864
HSBC Bank PLC	EUR	16,000	USD	22,060	4/19/11	(609)
HSBC Bank PLC	USD	242,000	CNY	1,602,040	4/7/11	2,689
HSBC Bank PLC	USD	242,000	CNY	1,602,040	4/7/11	2,689

SC PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

(Continued)

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation / (Depreciation) ($)
HSBC Bank PLC	USD	110,000	IDR	1,046,100,000	7/27/11	7,879
HSBC Bank PLC	USD	110,000	IDR	1,041,150,000	7/27/11	7,321
HSBC Bank PLC	USD	100,000	IDR	930,000,000	7/27/11	4,796
HSBC Bank PLC	USD	14,696	IDR	136,500,000	7/27/11	685
HSBC Bank PLC	USD	62,519	IDR	579,800,000	7/27/11	2,815
HSBC Bank PLC	USD	70,372	KRW	79,000,000	5/9/11	1,692
HSBC Bank PLC	USD	100,000	KRW	114,750,000	5/9/11	4,675
HSBC Bank PLC	USD	7,865,218	MXN	97,899,946	7/7/11	297,229
HSBC Bank PLC	USD	100,000	MXN	1,227,750	7/7/11	2,364
HSBC Bank PLC	USD	200,000	MXN	2,455,000	7/7/11	4,687
HSBC Bank PLC	USD	200,000	MXN	2,440,500	7/7/11	3,478
HSBC Bank PLC	USD	300,000	MXN	3,667,050	7/7/11	5,742
HSBC Bank PLC	USD	200,000	MXN	2,442,400	7/7/11	3,636
HSBC Bank PLC	USD	200,000	MXN	2,455,400	7/7/11	4,720
HSBC Bank PLC	USD	300,000	MXN	3,665,130	7/7/11	5,582
HSBC Bank PLC	USD	100,000	MXN	1,226,100	7/7/11	2,227
HSBC Bank PLC	USD	100,000	MXN	1,217,150	7/7/11	1,480
HSBC Bank PLC	USD	100,000	MXN	1,217,350	7/7/11	1,497
HSBC Bank PLC	USD	100,000	MXN	1,214,350	7/7/11	1,247
HSBC Bank PLC	USD	200,000	MXN	2,427,900	7/7/11	2,427
HSBC Bank PLC	USD	108,113	MYR	332,718	8/11/11	790
HSBC Bank PLC	USD	379,552	PHP	16,613,000	6/15/11	2,277
HSBC Bank PLC	USD	100,000	ZAR	696,750	7/28/11	1,294
JPMorgan Securities	EUR	114,000	USD	154,434	4/19/11	(7,080)
JPMorgan Securities	RUB	2,897,000	USD	101,897	4/1/11	5
JPMorgan Securities	TWD	2,196,908	USD	74,552	4/6/11	(160)
JPMorgan Securities	USD	200,000	IDR	1,752,800,000	4/15/11	951
JPMorgan Securities	USD	100,000	IDR	923,000,000	4/15/11	5,818
JPMorgan Securities	USD	200,000	IDR	1,768,000,000	4/15/11	2,693
JPMorgan Securities	USD	100,000	IDR	883,500,000	4/15/11	1,289
JPMorgan Securities	USD	50,000	IDR	472,000,000	7/27/11	3,187
JPMorgan Securities	USD	205,142	IDR	1,883,000,000	7/27/11	7,042
JPMorgan Securities	USD	300,000	INR	13,656,000	5/9/11	4,293
JPMorgan Securities	USD	100,000	INR	4,654,000	5/9/11	3,704
JPMorgan Securities	USD	159,872	KRW	181,300,000	5/9/11	5,511
JPMorgan Securities	USD	200,000	KRW	223,280,000	5/9/11	3,677
JPMorgan Securities	USD	200,000	KRW	222,620,000	5/9/11	3,075
JPMorgan Securities	USD	200,000	KRW	224,540,000	5/9/11	4,826
JPMorgan Securities	USD	100,000	KRW	113,650,000	5/9/11	3,672
JPMorgan Securities	USD	100,000	KRW	114,260,000	5/9/11	4,228
JPMorgan Securities	USD	100,000	KRW	113,600,000	5/9/11	3,626
JPMorgan Securities	USD	100,000	KRW	113,370,000	5/9/11	3,417
JPMorgan Securities	USD	100,000	KRW	115,970,000	5/9/11	5,788
JPMorgan Securities	USD	2,064,927	KRW	2,391,598,819	5/9/11	116,700
JPMorgan Securities	USD	100,000	KRW	113,200,000	5/9/11	3,262
JPMorgan Securities	USD	64,903	MYR	200,000	8/11/11	559
JPMorgan Securities	USD	50,000	PHP	2,134,000	4/15/11	(852)
JPMorgan Securities	USD	100,000	PHP	4,375,000	4/15/11	760
JPMorgan Securities	USD	100,000	PHP	4,480,000	6/15/11	2,967
JPMorgan Securities	USD	100,000	PHP	4,492,000	6/15/11	3,243
JPMorgan Securities	USD	97,013	PHP	4,254,000	6/15/11	760
JPMorgan Securities	USD	100,000	PHP	4,320,000	6/15/11	(710)

SC PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

(Continued)

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation / (Depreciation) ($)
JPMorgan Securities	USD	200,000	PHP	8,720,000	6/15/11	418
JPMorgan Securities	USD	100,000	PHP	4,358,000	6/15/11	163
JPMorgan Securities	USD	100,000	PHP	4,354,000	6/15/11	71
JPMorgan Securities	USD	100,000	PHP	4,410,000	11/15/11	742
JPMorgan Securities	USD	100,000	PHP	4,437,000	11/15/11	1,359
JPMorgan Securities	USD	100,000	PHP	4,310,000	11/15/11	(1,542)
JPMorgan Securities	USD	100,000	RUB	2,897,000	4/1/11	1,892
JPMorgan Securities	USD	100,000	SGD	128,820	6/9/11	2,213
JPMorgan Securities	USD	50,000	SGD	64,295	6/9/11	1,015
JPMorgan Securities	USD	100,000	SGD	129,970	6/9/11	3,126
JPMorgan Securities	USD	100,000	SGD	131,000	6/9/11	3,943
JPMorgan Securities	USD	156,357	SGD	200,000	9/9/11	2,383
JPMorgan Securities	USD	72,601	TWD	2,196,908	4/6/11	2,111
JPMorgan Securities	USD	300,000	ZAR	2,090,850	4/28/11	8,027
JPMorgan Securities	USD	1,690,482	ZAR	11,564,590	7/28/11	(9,223)
Morgan Stanley Capital Services, Inc.	EUR	41,000	USD	57,309	4/19/11	(780)
Morgan Stanley Capital Services, Inc.	EUR	1,240,000	USD	1,752,616	4/19/11	(4,203)
Morgan Stanley Capital Services, Inc.	PHP	21,655,500	USD	498,745	4/15/11	2
Morgan Stanley Capital Services, Inc.	USD	245,000	CNY	1,623,125	4/7/11	2,909
Morgan Stanley Capital Services, Inc.	USD	100,000	IDR	909,000,000	4/15/11	4,213
Morgan Stanley Capital Services, Inc.	USD	300,000	KRW	338,775,000	5/9/11	9,032
Morgan Stanley Capital Services, Inc.	USD	300,000	KRW	338,610,000	5/9/11	8,882
Morgan Stanley Capital Services, Inc.	USD	200,000	KRW	225,630,000	5/9/11	5,821
Morgan Stanley Capital Services, Inc.	USD	200,000	KRW	224,800,000	5/9/11	5,064
Morgan Stanley Capital Services, Inc.	USD	100,000	KRW	111,350,000	5/9/11	1,574
Morgan Stanley Capital Services, Inc.	USD	200,000	KRW	224,500,000	5/9/11	4,790
Morgan Stanley Capital Services, Inc.	USD	200,000	KRW	224,120,000	5/9/11	4,443
Morgan Stanley Capital Services, Inc.	USD	200,000	KRW	225,860,000	5/9/11	6,030
Morgan Stanley Capital Services, Inc.	USD	100,000	KRW	112,920,000	5/9/11	3,006
Morgan Stanley Capital Services, Inc.	USD	100,000	KRW	112,900,000	5/9/11	2,988
Morgan Stanley Capital Services, Inc.	USD	200,000	KRW	224,230,000	5/9/11	4,544
Morgan Stanley Capital Services, Inc.	USD	300,000	KRW	336,180,000	5/9/11	6,665
Morgan Stanley Capital Services, Inc.	USD	89,375	KRW	100,480,000	8/12/11	2,453
Morgan Stanley Capital Services, Inc.	USD	100,000	MXN	1,225,500	7/7/11	2,177
Morgan Stanley Capital Services, Inc.	USD	100,000	MXN	1,226,200	7/7/11	2,235
Morgan Stanley Capital Services, Inc.	USD	100,000	MXN	1,222,150	7/7/11	1,897
Morgan Stanley Capital Services, Inc.	USD	100,000	MXN	1,222,350	7/7/11	1,914
Morgan Stanley Capital Services, Inc.	USD	497,313	PHP	21,655,500	3/15/12	(4,022)
Morgan Stanley Capital Services, Inc.	USD	300,000	ZAR	2,092,950	4/28/11	8,336
Morgan Stanley Capital Services, Inc.	USD	100,000	ZAR	759,900	9/13/11	9,720
Royal Bank of Scotland PLC	EUR	1,044,000	USD	1,448,177	4/19/11	(30,951)
Royal Bank of Scotland PLC	USD	331,948	EUR	239,000	4/19/11	6,664
Royal Bank of Scotland PLC	USD	40,000	IDR	378,000,000	7/27/11	2,595
Royal Bank of Scotland PLC	USD	830,387	IDR	7,707,650,000	10/31/11	25,507
Royal Bank of Scotland PLC	USD	138,772	KRW	157,000,000	5/9/11	4,444
Royal Bank of Scotland PLC	USD	111,957	KRW	125,000,000	8/12/11	2,280
Royal Bank of Scotland PLC	USD	299,544	SGD	394,281	6/9/11	13,301
Royal Bank of Scotland PLC	USD	77,777	SGD	100,000	9/9/11	1,593
Royal Bank of Scotland PLC	USD	200,608	SGD	255,414	9/9/11	2,114
Westpac Banking Corp.	USD	2,231,674	AUD	2,283,000	4/29/11	122,456

Net unrealized appreciation						1,118,636

SC PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

AUD	- Australian Dollar
BRL	- Brazilian Real
CAD	- Canadian Dollar
CHF	- Swiss Franc
CNY	- Yuan Renminbi
EUR	- Euro
GBP	- Great British Pound
IDR	- Indonesian Rupiah
INR	- Indian Rupee
JPY	- Japanese Yen
KRW	- South Korean Won
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
PHP	- Philippine Peso
RUB	- New Russian Ruble
SEK	- Swedish Krona
SGD	- Singapore Dollar
TWD	- New Taiwan Dollar
USD	- United States Dollar
ZAR	- South African Rand

(11)	At the period end, open written option contracts were as follows:

Options on Exchange-Traded Futures Contracts

Type	Description	Expiration Date	Strike Price ($)	Number of Contracts	Value ($)
Call	U.S. Treasury 10 Year Note May Futures	4/21/11	123.000	2	63
Put	U.S. Treasury 10 Year Note May Futures	4/21/11	118.500	2	1,125
Call	U.S. Treasury 10 Year Note June Futures	5/20/11	122.000	77	20,453
Put	U.S. Treasury 10 Year Note June Futures	5/20/11	117.000	54	27,000
Call	90-Day Eurodollar September Futures	9/19/11	99.375	145	85,188
Put	90-Day Eurodollar September Futures	9/19/11	99.375	145	25,375
Put	90-Day Eurodollar March Futures	3/19/12	99.000	81	45,562

Written option contracts (Premium received, $280,712)				506	204,766

Forward Volatility Agreements on Swaption Straddles

Description	Counterparty	Expiration Date	Exercise Price ($)	Notational Amount (000) ($)	Value ($)
Call & Put - OTC 1-Year vs. 1-Year Swaption Straddle	Goldman Sachs Bank	10/11/11	TBD	4,600	38,560
Call & Put - OTC 1-Year vs. 2-Year Swaption Straddle	Morgan Stanley Capital Services, Inc.*	10/11/11	TBD	14,000	247,525
Call & Put - OTC 1-Year vs. 2-Year Swaption Straddle	Morgan Stanley Capital Services, Inc.*	11/14/11	TBD	11,600	204,582

Forward volatility agreements (Premium received, $306,061)				30,200	490,667

TBD: To be determined. Exercise price and premium of the underlying swaption straddles to be determined on each Forward Volatility Agreement's expiration date, based upon implied volatility parameters.

SC PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

Inflation Floor Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount (000) ($)	Value ($)
Floor - OTC CPURNSA Index	Citibank NA	216.687	Maximum of [1-(Index Final/Index Initial)] or $0	4/7/20	2,100	12,018
Floor - OTC CPURNSA Index	Citibank NA	217.965	Maximum of [1-(Index Final/Index Initial)] or $0	9/29/20	1,300	7,965
Floor - OTC CPURNSA Index	Deutsche Bank AG**	215.949	Maximum of [1-(Index Final/Index Initial)] or $0	3/10/20	1,000	7,135

Written inflation floor options (Premium received, $42,970)					4,400	27,118

Interest Rate Swaptions

Type	Description	Counterparty	Pay/Receive Floating Rate	Floating Rate	Exercise Rate	Expiration Date	Notional Amount (000) ($)	Value ($)
Put	OTC -2 Year Interest Rate Swap	Bank of America NA***	Pay	3-Month USD-LIBOR	2.25%	9/24/12	7,100	98,910
Put	OTC -3 Year Interest Rate Swap	Bank of America NA***	Pay	3-Month USD-LIBOR	3.00%	6/18/12	11,000	133,051
Put	OTC -10 Year Interest Rate Swap	Bank of America NA***	Pay	3-Month USD-LIBOR	4.00%	6/13/11	1,700	10,394
Put	OTC -3 Year Interest Rate Swap	Barclays Bank PLC****	Pay	3-Month USD-LIBOR	3.00%	6/18/12	8,900	107,651
Put	OTC -10 Year Interest Rate Swap	Barclays Bank PLC****	Pay	3-Month USD-LIBOR	4.00%	6/13/11	900	5,503
Put	OTC -2 Year Interest Rate Swap	Citibank NA	Pay	3-Month USD-LIBOR	2.25%	9/24/12	800	11,145
Put	OTC -3 Year Interest Rate Swap	Citibank NA	Pay	3-Month USD-LIBOR	3.00%	6/18/12	7,800	94,346
Put	OTC -5 Year Interest Rate Swap	Citibank NA	Pay	3-Month USD-LIBOR	3.25%	7/16/12	5,000	146,807
Put	OTC -3 Year Interest Rate Swap	Deutsche Bank AG**	Pay	3-Month USD-LIBOR	2.75%	6/18/12	6,300	93,194
Put	OTC -3 Year Interest Rate Swap	Deutsche Bank AG**	Pay	3-Month USD-LIBOR	3.00%	6/18/12	5,300	64,107
Put	OTC -10 Year Interest Rate Swap	Deutsche Bank AG**	Pay	3-Month USD-LIBOR	4.00%	6/13/11	800	4,891
Put	OTC -1 Year Interest Rate Swap	Goldman Sachs Bank	Pay	3-Month USD-LIBOR	0.65%	11/14/11	9,400	35,829
Put	OTC -1 Year Interest Rate Swap	Goldman Sachs Bank	Pay	3-Month USD-LIBOR	1.00%	11/19/12	10,700	139,729
Put	OTC -2 Year Interest Rate Swap	Goldman Sachs Bank	Pay	3-Month USD-LIBOR	2.25%	9/24/12	6,700	93,338
Call	OTC -10 Year Interest Rate Swap	Goldman Sachs Bank	Receive	3-Month USD-LIBOR	3.10%	4/25/11	1,600	632
Put	OTC -10 Year Interest Rate Swap	Goldman Sachs Bank	Pay	3-Month USD-LIBOR	3.70%	4/25/11	1,600	8,899
Put	OTC -10 Year Interest Rate Swap	Goldman Sachs Bank	Pay	3-Month USD-LIBOR	4.00%	6/13/11	900	5,503
Put	OTC -2 Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.*	Pay	3-Month USD-LIBOR	2.25%	9/24/12	3,500	48,758

SC PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

(Continued)

Type	Description	Counterparty	Pay/Receive Floating Rate	Floating Rate	Exercise Rate	Expiration Date	Notional Amount (000) ($)	Value ($)
Put	OTC -10 Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.*	Pay	3-Month USD-LIBOR	10.00%	7/10/12	2,000	207
Put	OTC -1 Year Interest Rate Swap	Royal Bank of Scotland PLC	Pay	3-Month USD-LIBOR	1.75%	11/19/12	12,200	99,864
Put	OTC -2 Year Interest Rate Swap	Royal Bank of Scotland PLC	Pay	3-Month USD-LIBOR	2.25%	9/24/12	30,700	427,682
Put	OTC -3 Year Interest Rate Swap	Royal Bank of Scotland PLC	Pay	3-Month USD-LIBOR	2.75%	6/18/12	5,900	87,277
Put	OTC -3 Year Interest Rate Swap	Royal Bank of Scotland PLC	Pay	3-Month USD-LIBOR	3.00%	6/18/12	14,900	180,224
Call	OTC -10 Year Interest Rate Swap	Royal Bank of Scotland PLC	Receive	3-Month USD-LIBOR	3.10%	4/25/11	12,700	5,016
Put	OTC -5 Year Interest Rate Swap	Royal Bank of Scotland PLC	Pay	3-Month USD-LIBOR	3.25%	7/16/12	1,700	49,914
Put	OTC -10 Year Interest Rate Swap	Royal Bank of Scotland PLC	Pay	3-Month USD-LIBOR	3.70%	4/25/11	12,700	70,633
Put	OTC -10 Year Interest Rate Swap	Royal Bank of Scotland PLC	Pay	3-Month USD-LIBOR	4.00%	6/13/11	1,900	11,617

Written swaptions (Premium received, $1,455,755)							184,700	2,035,121

CPURNSA	- Consumer Price All Urban Non-Seasonally Adjusted Index
LIBOR	- London Interbank Offered Rate
OTC	- Over the Counter
USD	- United States Dollar

(12)	At the period end, open swap contracts were as follows:

Interest Rate Swap Contracts

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000) ($)	Market Value ($)	Upfront Premiums Paid / (Received) ($)	Unrealized Appreciation / (Depreciation) ($)
Bank of America NA***	Receive	3-Month USD-LIBOR	3.50%	6/15/21	2,000	26,947	36,829	(9,882)
Bank of America NA***	Receive	3-Month USD-LIBOR	4.25%	6/15/41	500	6,958	21,730	(14,772)
Barclays Bank PLC****	Receive	3-Month USD-LIBOR	4.25%	6/15/41	600	8,349	13,500	(5,151)
Citibank NA	Receive	3-Month USD-LIBOR	4.25%	6/15/41	5,100	70,971	146,050	(75,079)
Deutsche Bank AG**	Receive	3-Month USD-LIBOR	3.50%	6/15/21	2,200	29,642	68,900	(39,258)
Deutsche Bank AG**	Receive	3-Month USD-LIBOR	4.25%	6/15/41	3,600	50,097	44,280	5,817
Goldman Sachs Bank	Pay	BRL-BZDIOVRA	12.65%	1/2/14	613	14,693	6,547	8,146
Goldman Sachs Bank	Receive	3-Month USD-LIBOR	4.25%	6/15/41	2,600	36,181	80,200	(44,019)
HSBC Bank USA, NA*****	Pay	MXN-TIIE-Banxico	7.33%	1/28/15	504	8,901	2,681	6,220
HSBC Bank USA, NA*****	Receive	3-Month USD-LIBOR	4.25%	6/15/41	100	1,392	1,862	(470)

SC PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

(Continued)

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000) ($)	Market Value ($)	Upfront Premiums Paid / (Received) ($)	Unrealized Appreciation / (Depreciation) ($)
Morgan Stanley Capital Services, Inc.*	Pay	BRL-BZDIOVRA	12.59%	1/2/13	123	1,989	272	1,717
Morgan Stanley Capital Services, Inc.*	Pay	MXN-TIIE-Banxico	6.50%	3/5/13	252	(183)	(117)	(66)
Morgan Stanley Capital Services, Inc.*	Pay	6-Month EUR- EURIBOR	2.50%	9/21/13	3,401	(16,030)	(14,015)	(2,015)
Morgan Stanley Capital Services, Inc.*	Pay	BRL-BZDIOVRA	12.51%	1/2/14	613	11,176	4,601	6,575
Morgan Stanley Capital Services, Inc.*	Pay	3-Month USD- LIBOR	4.25%	6/15/41	12,600	175,339	176,325	(986)
Morgan Stanley Capital Services, Inc.*	Receive	3-Month USD- LIBOR	3.50%	6/15/21	1,000	13,473	28,000	(14,527)
Royal Bank of Scotland PLC	Pay	3-Month CAD- CDOR	5.70%	12/18/24	3,301	32,941	(2,193)	35,134
Royal Bank of Scotland PLC	Receive	3-Month USD- LIBOR	4.25%	6/15/41	10,300	143,333	255,125	(111,792)

Total					49,407	616,169	870,577	(254,408)

BRL	- Brazilian Real
BZDIOVRA	- Brazilian Interbank Deposit Rate Over
CAD	- Canadian Dollar
CDOR	- Canadian Deposit Offered Rate
EUR	- Euro
EURIBOR	- Euro Interbank Offered Rate
LIBOR	- London Interbank Offered Rate
MXN	- Mexican Peso
TIIE	- Tasa de Interes Interbancaria de Equilibrio (Interbank Equilibrium Interest Rate)
USD	- United States Dollar

Credit Default Swap Contracts on Corporate Issues - Buy Protection (a)

Counterparty	Reference Entity	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread (b)	Notional Amount (c) (000) ($)	Market Value ($)	Unrealized Depreciation ($)
Barclays Bank PLC****	Tate & Lyle International Finance PLC	(1.15)%	6/20/16	0.95%	500	(4,931)	(4,931)

Credit Default Swap Contracts on Corporate and Sovereign Issues - Sell Protection (a)

Counterparty	Reference Entity	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread (b)	Notional Amount (c) (000) ($)	Market Value ($)	Upfront Premiums Paid / (Received) ($)	Unrealized Appreciation / (Depreciation) ($)
Bank of America NA***	Berkshire Hathaway Finance	1.00%	3/20/21	1.36%	2,500	(72,682)	(81,066)	8,384
Bank of America NA***	General Electric Capital Corp.	1.00%	12/20/15	1.05%	500	(1,207)	(10,026)	8,819

SC PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

(Continued)

Counterparty	Reference Entity	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread (b)	Notional Amount (c) (000) ($)	Market Value ($)	Upfront Premiums Paid / (Received) ($)	Unrealized Appreciation / (Depreciation) ($)
Bank of America NA***	General Electric Capital Corp.	1.00%	12/20/15	1.05%	500	(1,207)	(9,796)	8,589
Bank of America NA***	General Electric Capital Corp.	1.00%	3/20/16	1.11%	10,400	(51,933)	(115,798)	63,865
Bank of America NA***	Japan Government Bond	1.00%	3/20/16	0.96%	100	167	1,439	(1,272)
Bank of America NA***	Japan Government Bond	1.00%	3/20/16	0.96%	200	334	2,676	(2,342)
Bank of America NA***	Metlife, Inc.	1.00%	12/20/15	1.41%	600	(10,978)	(21,812)	10,834
Bank of America NA***	Metlife, Inc.	1.00%	12/20/15	1.41%	900	(16,467)	(50,283)	33,816
Bank of America NA***	Prudential Financial, Inc.	1.00%	12/20/15	1.28%	700	(8,586)	(20,428)	11,842
Bank of America NA***	Spain Government Bond	1.00%	3/20/16	2.33%	100	(5,941)	(6,562)	621
Bank of America NA***	Spain Government Bond	1.00%	3/20/16	2.33%	4,900	(291,097)	(323,602)	32,505
Barclays Bank PLC****	Brazilian Government Bond	1.00%	6/20/15	0.96%	500	825	(7,191)	8,016
Barclays Bank PLC****	China Government Bond	1.00%	3/20/16	0.68%	1,000	14,970	11,950	3,020
Barclays Bank PLC****	Italy Republic Bond	1.00%	3/20/16	1.47%	800	(17,391)	(31,136)	13,745
Barclays Bank PLC****	Italy Republic Bond	1.00%	3/20/16	1.47%	3,900	(84,779)	(138,948)	54,169
Barclays Bank PLC****	United Mexican States, Series A	1.00%	3/20/15	0.88%	400	1,801	(8,999)	10,800
Barclays Bank PLC****	United Mexican States, Series A	1.00%	9/20/15	0.95%	3,300	6,965	(44,617)	51,582
Citibank NA	Brazilian Government Bond	1.00%	9/20/15	1.00%	1,000	(157)	(15,693)	15,536
Citibank NA	Kazakhstan Government Bond	1.00%	3/20/16	1.37%	300	(5,156)	(8,658)	3,502
Citibank NA	Metlife, Inc.	1.00%	12/20/15	1.41%	800	(14,638)	(29,083)	14,445
Citibank NA	Turkey Government Bond	1.00%	12/20/15	1.47%	6,100	(126,990)	(78,114)	(48,876)
Citibank NA	United Mexican States, Series A	1.00%	3/20/15	0.88%	400	1,801	(9,184)	10,985
Deutsche Bank AG**	Brazilian Government Bond	1.00%	6/20/15	0.96%	500	825	(4,780)	5,605
Deutsche Bank AG**	Brazilian Government Bond	1.00%	12/20/15	1.04%	6,200	(11,879)	(35,104)	23,225
Deutsche Bank AG**	Japan Government Bond	1.00%	3/20/15	0.81%	700	5,047	8,131	(3,084)
Deutsche Bank AG**	Kazakhstan Government Bond	1.00%	3/20/16	1.37%	300	(5,156)	(9,074)	3,918
Deutsche Bank AG**	Merrill Lynch & Co., Inc.	1.00%	3/20/16	1.30%	1,500	(20,795)	(31,932)	11,137
Deutsche Bank AG**	Metlife, Inc.	1.00%	3/20/18	1.69%	2,600	(108,276)	(147,690)	39,414
Deutsche Bank AG**	United Mexican States, Series A	1.00%	3/20/15	0.88%	200	900	(4,592)	5,492

SC PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

(Continued)

Counterparty	Reference Entity	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread (b)	Notional Amount (c) (000) ($)	Market Value ($)	Upfront Premiums Paid / (Received) ($)	Unrealized Appreciation / (Depreciation) ($)
Deutsche Bank AG**	United Mexican States, Series A	1.00%	9/20/15	0.95%	3,000	6,332	(40,560)	46,892
Goldman Sachs International	Brazilian Government Bond	1.00%	6/20/15	0.96%	500	825	(6,716)	7,541
Goldman Sachs International	France Government Bond	0.25%	12/20/15	0.70%	300	(6,105)	(5,883)	(222)
Goldman Sachs International	Italy Republic Bond	1.00%	3/20/16	1.47%	200	(4,348)	(7,695)	3,347
Goldman Sachs International	Italy Republic Bond	1.00%	3/20/16	1.47%	1,600	(34,781)	(57,984)	23,203
Goldman Sachs International	MBIA Insurance Corp.	5.00%	9/20/11	7.10%	5,000	(49,308)	(50,000)	692
Goldman Sachs International	Metlife, Inc.	1.00%	9/20/15	1.33%	1,000	(14,044)	(64,375)	50,331
Goldman Sachs International	Spain Government Bond	1.00%	3/20/16	2.33%	100	(5,940)	(6,645)	705
Goldman Sachs International	United Kingdom Gilt	1.00%	12/20/15	0.52%	500	10,898	11,508	(610)
Goldman Sachs International	United Kingdom Gilt	1.00%	12/20/15	0.52%	1,000	21,795	23,194	(1,399)
Goldman Sachs International	United Kingdom Gilt	1.00%	6/20/15	0.47%	2,200	47,904	20,327	27,577
HSBC Bank USA, NA*****	Brazilian Government Bond	1.00%	9/20/15	1.00%	1,200	(189)	(11,923)	11,734
HSBC Bank USA, NA*****	Brazilian Government Bond	1.00%	3/20/16	1.08%	2,800	(10,209)	(13,144)	2,935
HSBC Bank USA, NA*****	Kazakhstan Government Bond	1.00%	3/20/16	1.37%	400	(6,875)	(11,729)	4,854
Morgan Stanley Capital Services, Inc.*	Brazilian Government Bond	1.00%	6/20/15	0.96%	500	826	(4,839)	5,665
Morgan Stanley Capital Services, Inc.*	Brazilian Government Bond	1.00%	9/20/15	1.00%	4,900	(770)	(68,592)	67,822
Morgan Stanley Capital Services, Inc.*	California State General Obligation	2.25%	3/20/21	2.14%	2,400	16,325	—	16,325
Morgan Stanley Capital Services, Inc.*	France Government Bond	0.25%	3/20/16	0.73%	500	(11,377)	(17,027)	5,650
Morgan Stanley Capital Services, Inc.*	United Mexican States, Series A	1.00%	3/20/16	1.02%	2,700	(2,507)	(16,616)	14,109
Royal Bank of Scotland PLC	France Government Bond	0.25%	3/20/16	0.73%	500	(11,377)	(16,794)	5,417
Royal Bank of Scotland PLC	France Government Bond	0.25%	12/20/15	0.70%	700	(14,246)	(13,898)	(348)
Royal Bank of Scotland PLC	France Government Bond	0.25%	3/20/16	0.73%	6,200	(141,069)	(190,853)	49,784
Royal Bank of Scotland PLC	Italy Republic Bond	1.00%	3/20/16	1.47%	3,900	(84,779)	(140,673)	55,894

Total					94,000	(1,114,699)	(1,910,889)	796,190

SC PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

Credit Default Swap Contracts on Credit Indices - Sell Protection (a)

Counterparty	Reference Entity	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount (c) (000) ($)	Market Value(d) ($)	Upfront Premiums Paid / (Received) ($)	Unrealized Appreciation / (Depreciation) ($)
Bank of America NA***	CDX.EM-14 Index	5.00%	12/20/15	5,000	651,916	685,000	(33,084)
Barclays Bank PLC****	CDX.EM-13 Index	5.00%	6/20/15	6,000	726,740	769,300	(42,560)
Barclays Bank PLC****	CDX.EM-14 Index	5.00%	12/20/15	1,600	208,613	209,600	(987)
Citibank NA	CDX.EM-14 Index	5.00%	12/20/15	3,100	404,188	418,100	(13,912)
Deutsche Bank AG**	CDX.EM-13 Index	5.00%	6/20/15	2,000	242,247	246,500	(4,253)
Deutsche Bank AG**	CDX.EM-14 Index	5.00%	12/20/15	1,000	130,383	123,600	6,783
Deutsche Bank AG**	CDX.EM-15 Index	5.00%	6/20/16	300	41,866	40,650	1,216
Deutsche Bank AG**	CDX.IG-15 5-Year Index	1.00%	12/20/15	3,900	29,284	17,174	12,110
HSBC Bank USA, NA*****	CDX.EM-13 Index	5.00%	6/20/15	3,100	375,483	363,590	11,893
HSBC Bank USA, NA*****	CDX.EM-14 Index	5.00%	12/20/15	400	52,153	52,200	(47)
Morgan Stanley Capital Services, Inc.*	CDX.EM-13 Index	5.00%	6/20/15	1,900	230,134	214,250	15,884
Morgan Stanley Capital Services, Inc.*	CDX.EM-14 Index	5.00%	12/20/15	900	117,345	117,000	345
Morgan Stanley Capital Services, Inc.*	CDX.HY-15 5-Year Index	5.00%	12/20/15	5,175	179,485	50,813	128,672

Total				34,375	3,389,837	3,307,777	82,060

CDX.EM	- Credit Derivatives Index - Emerging Markets
CDX.HY	- Credit Derivatives Index - High Yield
CDX.IG	- Credit Derivatives Index - Investment Grade

*	At the period end, cash of $530,000 has been received as collateral for these open swap and written option contracts.
**	At the period end, cash of $535,000 has been received as collateral for these open swap and written option contracts.
***	At the period end, cash of $150,000 has been received as collateral for these open swap and written swaption contracts.
****	At the period end, cash of $1,260,000 has been received as collateral for these open swap and written swaption contracts.
*****	At the period end, cash of $770,000 has been received as collateral for these open swap contracts.
(a)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of that particular agreement.

SC PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

(c)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(d)	The quoted market prices and resulting values for credit default swap contracts on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

SC PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

(13)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

Assets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Backed Securities	$—	$17,075,013	$—	$17,075,013
Collateralized Mortgage Obligations	—	30,626,889	—	30,626,889
Commercial Mortgage Backed Securities	—	10,070,463	—	10,070,463
Convertible Bonds (a)	—	2,852,875	—	2,852,875
Corporate Debt Obligations (a)	—	283,671,495	—	283,671,495
Foreign Government Agency Obligations	—	11,315,277	—	11,315,277
Foreign Government Obligations	—	25,478,055	—	25,478,055
Municipal Bonds	—	24,918,165	—	24,918,165
U.S. Treasury and U.S. Government Agency Obligations	15,655,793	167,918,214	—	183,574,007
Convertible Preferred Stocks (a)	207,040	—	—	207,040
Preferred Stocks (a)	—	4,661,955	—	4,661,955
Short Term Investments
Certificates of Deposit	—	9,543,896	—	9,543,896
Commercial Paper	—	29,890,074	—	29,890,074
U.S. Treasury Obligations	285,053,185	—	—	285,053,185
Mutual Funds	11,302,350	—	—	11,302,350

Total Short Term Investments	296,355,535	39,433,970	—	335,789,505

Total Investments	312,218,368	618,022,371	—	930,240,739

Financial Derivative Instruments
Futures Contracts	675,414	—	—	675,414
Forward Foreign Currency Exchange Contracts	—	2,375,872	—	2,375,872
Swap Contracts (a)	—	1,094,855	—	1,094,855

Total Financial Derivative Instruments	$675,414	$3,470,727	$—	$4,146,141

Liabilities
Financial Derivative Instruments
Futures Contracts	$(651,239)	$—	$—	$(651,239)
Forward Foreign Currency Exchange Contracts	—	(1,257,236)	—	(1,257,236)
Written Option Contracts (a)	(204,766)	(517,785)	—	(722,551)
Written Swaption Contracts	—	(2,035,121)	—	(2,035,121)
Swap Contracts (a)	—	(475,944)	—	(475,944)

Total Financial Derivative Instruments	(856,005)	(4,286,086)	—	(5,142,091)

Other Financial Instruments
Securities Sold Short	(2,385,469)	—	—	(2,385,469)

Total Other Financial Instruments	$(2,385,469)	$—	$—	$(2,385,469)

†	See Note 2b in the Notes to Portfolios of Investments for additional information.
(a)	See Portfolio of Investments for additional detailed categorizations.

SC IBBOTSON BALANCED FUND

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Shares(2)	Value
INVESTMENT COMPANIES(1) – 100.0%
MFS Emerging Markets Equity Portfolio	1,865,178	$33,647,804
MFS International Growth Portfolio	4,737,358	66,323,012
MFS Value Portfolio	5,663,386	83,591,584
SC AllianceBernstein International Value Fund	3,926,627	40,954,716
SC BlackRock Inflation Protected Bond Fund	10,646,730	115,197,619
SC BlackRock International Index Fund	3,064,631	32,852,848
SC BlackRock Large Cap Index Fund	4,991,299	49,463,777
SC Columbia Small Cap Value Fund	2,478,853	29,176,102
SC Davis Venture Value Fund	5,241,350	66,198,247
SC Goldman Sachs Mid Cap Value Fund	7,227,450	75,093,201
SC Goldman Sachs Short Duration Fund	17,471,597	180,132,164
SC Ibbotson Tactical Opportunities Fund	29,952,467	332,172,864
SC Invesco Small Cap Growth Fund	1,370,029	16,823,954
SC Lord Abbett Growth & Income Fund	3,832,644	34,033,879
SC PIMCO High Yield Fund	6,585,987	65,859,874
SC PIMCO Total Return Fund	12,746,557	147,732,592
SC WMC Blue Chip Mid Cap Fund	3,114,486	49,987,492
SC WMC Large Cap Growth Fund	6,885,426	70,369,052
Sun Capital Global Real Estate Fund	4,194,293	49,576,538
Sun Capital Investment Grade Bond Fund	12,142,908	114,993,339

Total Investment Companies (Cost $1,494,141,611)		1,654,180,658

TOTAL INVESTMENTS – 100.0% (Cost $1,494,141,611)		1,654,180,658
Other assets less liabilities – 0.0%+		650,794

NET ASSETS – 100.0%		$1,654,831,452

+	Amount is less than 0.05%.
(1)	Sun Capital Advisers LLC or its affiliate, Massachusetts Financial Services Company (“MFS”), serves as investment adviser to these underlying funds. These are affiliated securities.
(2)	Each investment is in the Initial Class shares.

SC IBBOTSON BALANCED FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

(3)	Fair Value Measurements

All investments are categorized as Level 1 under the fair value hierarchy. See Note 2b in the Notes to Portfolios of Investments for additional information.

SC IBBOTSON CONSERVATIVE FUND

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Shares (2)	Value
INVESTMENT COMPANIES(1) – 99.9%
MFS International Growth Portfolio	1,771,919	$24,806,863
MFS Value Portfolio	2,486,534	36,701,242
SC AllianceBernstein International Value Fund	1,563,728	16,309,681
SC BlackRock Inflation Protected Bond Fund	9,606,272	103,939,858
SC BlackRock International Index Fund	1,148,799	12,315,122
SC BlackRock Large Cap Index Fund	2,468,185	24,459,710
SC Columbia Small Cap Value Fund	1,054,212	12,408,071
SC Davis Venture Value Fund	1,642,211	20,741,119
SC Goldman Sachs Mid Cap Value Fund	3,227,220	33,530,812
SC Goldman Sachs Short Duration Fund	14,673,353	151,282,264
SC Ibbotson Tactical Opportunities Fund	7,434,508	82,448,691
SC Lord Abbett Growth & Income Fund	1,842,788	16,363,957
SC PIMCO High Yield Fund	4,008,454	40,084,540
SC PIMCO Total Return Fund	7,578,195	87,831,281
SC WMC Blue Chip Mid Cap Fund	1,538,055	24,685,776
SC WMC Large Cap Growth Fund	3,210,801	32,814,382
Sun Capital Investment Grade Bond Fund	9,274,570	87,830,181

Total Investment Companies (Cost $736,754,380)		808,553,550

TOTAL INVESTMENTS – 99.9% (Cost $736,754,380)		808,553,550
Other assets less liabilities – 0.1%		649,431

NET ASSETS – 100.0%		$809,202,981

(1)	Sun Capital Advisers LLC or its affiliate, MFS, serves as investment adviser to these underlying funds. These are affiliated securities.
(2)	Each investment is in the Initial Class shares.

SC IBBOTSON CONSERVATIVE FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

(3)	Fair Value Measurements

All investments are categorized as Level 1 under the fair value hierarchy. See Note 2b in the Notes to Portfolios of Investments for additional information.

SC IBBOTSON GROWTH FUND

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

	Shares(2)	Value
INVESTMENT COMPANIES(1) – 100.0%
MFS Emerging Markets Equity Portfolio	695,507	$12,546,944
MFS International Growth Portfolio	2,668,690	37,361,662
MFS Value Portfolio	2,960,646	43,699,141
SC AllianceBernstein International Value Fund	1,765,367	18,412,777
SC BlackRock Inflation Protected Bond Fund	2,263,523	24,491,319
SC BlackRock International Index Fund	1,730,758	18,553,726
SC BlackRock Large Cap Index Fund	2,503,997	24,814,614
SC BlackRock Small Cap Index Fund	663,371	9,380,072
SC Columbia Small Cap Value Fund	1,061,122	12,489,403
SC Davis Venture Value Fund	3,933,874	49,684,832
SC Goldman Sachs Mid Cap Value Fund	3,293,268	34,217,052
SC Goldman Sachs Short Duration Fund	1,162,837	11,988,850
SC Ibbotson Tactical Opportunities Fund	11,247,440	124,734,104
SC Invesco Small Cap Growth Fund	514,108	6,313,250
SC Lord Abbett Growth & Income Fund	2,801,761	24,879,633
SC PIMCO Total Return Fund	4,281,847	49,626,606
SC WMC Blue Chip Mid Cap Fund	1,525,635	24,486,450
SC WMC Large Cap Growth Fund	4,247,628	43,410,761
Sun Capital Global Real Estate Fund	2,091,210	24,718,098
Sun Capital Investment Grade Bond Fund	2,643,295	25,032,001

Total Investment Companies (Cost $534,083,924)		620,841,295

TOTAL INVESTMENTS – 100.0% (Cost $534,083,924)		620,841,295
Liabilities in excess of other assets – (0.0%) +		(51,309)

NET ASSETS – 100.0%		$620,789,986

+	Amount is less than 0.05%.
(1)	Sun Capital Advisers LLC or its affiliate, MFS, serves as investment adviser to these underlying funds. These are affiliated securities.
(2)	Each investment is in the Initial Class shares.

SC IBBOTSON GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)	Sun Capital Advisers Trust

(3)	Fair Value Measurements

All investments are categorized as Level 1 under the fair value hierarchy. See Note 2b in the Notes to Portfolios of Investments for additional information.

Notes to Portfolios of Investments (Unaudited)

NOTE 1 – ORGANIZATION

Sun Capital Advisers Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Trust was established as a Delaware statutory trust under the laws of Delaware by an Agreement and Declaration of Trust dated July 13, 1998. It currently consists of twenty two funds (each referred to as a “Fund” and, collectively, as “the Funds”). Three of the Funds, SC Ibbotson Balanced Fund, SC Ibbotson Conservative Fund and SC Ibbotson Growth Fund, are affiliated “Fund-of-Funds”, which invest in other Funds of the Trust and in other mutual funds managed by MFS, an affiliate of the investment adviser to each Fund of the Trust, Sun Capital Advisers LLC (“Sun Capital”). The three Fund-of-Funds and each of the other Funds other than SC Ibbotson Tactical Opportunities Fund are offered to variable annuity and variable life insurance separate accounts established by affiliated insurance companies to fund variable annuity contracts and variable life insurance policies. SC Ibbotson Tactical Opportunities Fund, a Fund-of-exchange traded funds, is not available for investment by contract holders but serves exclusively as an investment option designed to implement a tactical strategy for the three Fund-of-Funds.

Each of the Funds is an open-end mutual fund under the 1940 Act. Each is classified as a diversified mutual fund except for the Sun Capital Global Real Estate Fund and SC BlackRock Inflation Protected Bond Fund, which are classified as non-diversified mutual funds. Each Fund, except for SC Ibbotson Tactical Opportunities Fund, offers Initial Class Shares and Service Class Shares. SC Ibbotson Tactical Opportunities Fund offers only Initial Class Shares. The Funds are:

SC AllianceBernstein International Value Fund (“AllianceBernstein International Value Fund”)

SC BlackRock International Index Fund (“BlackRock International Index Fund”)

SC BlackRock Large Cap Index Fund (“BlackRock Large Cap Index Fund”)

SC BlackRock Small Cap Index Fund (“BlackRock Small Cap Index Fund”)

SC Goldman Sachs Mid Cap Value Fund (“Goldman Sachs Mid Cap Value Fund”)

SC Columbia Small Cap Value Fund (“Columbia Small Cap Value Fund”)

SC Davis Venture Value Fund (“Davis Venture Value Fund”)

SC Invesco Small Cap Growth Fund (“Invesco Small Cap Growth Fund”)

SC Lord Abbett Growth & Income Fund (“Lord Abbett Growth & Income Fund”)

SC WMC Blue Chip Mid Cap Fund (“WMC Blue Chip Mid Cap Fund”)

SC WMC Large Cap Growth Fund (“WMC Large Cap Growth Fund”)

Sun Capital Global Real Estate Fund (“Global Real Estate Fund”)

SC Ibbotson Tactical Opportunities Fund (“Ibbotson Tactical Opportunities Fund”)

Sun Capital Investment Grade Bond Fund (“Investment Grade Bond Fund”)

Sun Capital Money Market Fund (“Money Market Fund”)

SC BlackRock Inflation Protected Bond Fund (“BlackRock Inflation Protected Bond Fund”)

SC Goldman Sachs Short Duration Fund (“Goldman Sachs Short Duration Fund”)

SC PIMCO High Yield Fund (“PIMCO High Yield Fund”)

SC PIMCO Total Return Fund (“PIMCO Total Return Fund”)

SC Ibbotson Balanced Fund (“Ibbotson Balanced Fund”)

SC Ibbotson Conservative Fund (“Ibbotson Conservative Fund”)

SC Ibbotson Growth Fund (“Ibbotson Growth Fund”)

Each Fund-of-Funds seeks to achieve its objective by investing in a portfolio of underlying affiliated funds (“underlying funds”) which, in turn, may invest in a variety of U.S. and foreign equity, fixed income, money market and derivative instruments. The Fund-of-Funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the Fund-of-Funds, within their principal investment strategies, may represent a significant portion of the underlying funds’ net assets. Each Fund-of-Funds’ “Portfolio of Investments” lists the underlying funds held as an investment of the Fund-of-Funds as of period end, but does not include the holdings of the underlying funds. A complete list of the holdings of each underlying fund as of March 31,

2011, is available at the SEC’s website at www.sec.gov if not already provided in this report under the name of the underlying fund.

NOTE 2 – FAIR VALUATION

a)	Determination of Net Asset Value

The net asset value per share (“NAV”) of each Fund is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time) on each day the New York Stock Exchange is open for business (a valuation day). If the New York Stock Exchange closes early for any reason, each Fund will accelerate the determination of its NAV to that earlier time.

b)	Valuation of Investments

Valuation techniques of the Funds’ major categories of assets and liabilities are as follows:

Investments in securities and option contracts listed on the National Association of Securities Dealers Automation Quotation System (“NASDAQ”) are valued at the NASDAQ Official Closing Price on the day of valuation. Securities and option contracts listed on any other U.S. or foreign exchanges are valued at the last sale price on the exchange or system in which they are principally traded on the valuation date, or if no sales occurred on that day, at the mean between the closing bid and asked prices. Over-the-counter (“OTC”) equity securities not quoted on the NASDAQ are valued at the last sale price on the valuation day, or, if no sale occurs, at the mean between the last bid and asked prices. If both bid and asked prices are not available on the valuation day, the last bid price is used to value securities and purchased option contracts and the last asked price is used to value written option contracts. Debt securities are valued by a dealer or by a pricing service based upon a computerized matrix system, which considers market transactions and dealer supplied valuations. The fair value of corporate bonds is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and adjusted credit default swap spreads. The fair value of asset backed and mortgage backed securities is estimated using models that consider the future cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. U.S. Government and agency securities are normally valued using a model that incorporates market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Short-term securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Investments in open end mutual funds and underlying funds are valued at their daily closing net asset value per share as reported by the investment company. Securities for which current market quotations are not readily available or are considered unreliable are stated at fair value as determined in good faith by an Internal Pricing Committee under the oversight of the Board of Trustees.

The close of foreign exchanges before the determination of each Fund’s NAV gives rise to the possibility that significant events, including broad market moves, may have occurred after these foreign exchanges close but before the Funds determine their NAVs. In consideration of this, the Board of Trustees has approved an independent pricing vendor to facilitate the fair value process of equity securities traded on particular foreign exchanges. The independent pricing service considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, futures, exchange-traded funds, and the movements of certain indexes of securities based on a statistical analysis of the historical relationship. The frequency with which this fair value process is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under this fair value process may differ from published prices for the same securities.

Exchange traded futures and certain options on futures contracts are valued at the settlement price determined by the relevant exchange. Swap contracts and OTC options and swaptions are valued daily based upon quotations from an independent pricing vendor. Depending on the product and the terms of the transaction, the fair value of the OTC derivatives can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies used do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets. The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service.

In accordance with Rule 2a-7 of the 1940 Act, the Money Market Fund values its securities initially at cost, and thereafter, securities are assumed to have a constant amortization to maturity of any discount or premium. Amortized cost approximates fair value.

Accounting principles generally accepted in the United States of America (“U.S. GAAP”) defines the fair value of a financial instrument as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. In accordance with U.S. GAAP, the Funds have categorized their financial instruments, based on priority of the inputs to the valuation technique, into a three-level hierarchy. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Funds utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. If the inputs used to measure fair value for a security fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The three-tier hierarchy of fair value measurements is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets or liabilities

The types of assets and liabilities utilizing Level 1 valuations generally include exchange traded domestic and certain foreign equities, listed derivatives (such as warrants, rights, futures, options), investments in publicly-traded mutual funds, including exchange-traded funds (“ETF”), with quoted market prices and certain over the counter actively traded U.S. Treasury securities.

Level 2 – significant other observable inputs, including:

a)	Quoted prices for identical or similar assets or liabilities in active and non-active markets,

b)	Inputs other than quoted market prices that are observable, and

c)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means

The types of assets and liabilities utilizing Level 2 valuations generally include debt securities such as U.S. Government agency obligations, municipal bonds, mortgage backed securities, asset backed securities, collateralized mortgage obligations, corporate debt obligations, bank loan obligations, certificates of deposit and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, foreign forward currency exchange contracts and equity-linked securities; and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their NAVs.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets or liabilities)

Generally, the types of assets and liabilities utilizing Level 3 valuations are securities whose trading has been suspended or which has been de-listed from its primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions about the assumptions a market participant would use.

The tables summarizing the inputs used to value the Fund’s assets and liabilities measured at fair value as of March 31, 2011 and transfers among levels, if any, are incorporated within each Fund’s Portfolio of Investments. During the period ended March 31, 2011, there were no significant changes to valuation techniques described above and the related inputs.

c)	Derivative Instruments

In the normal course of pursuing their investment objectives, the Funds may trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market or equity risk), failure of the other party to a transaction to perform or a decline in credit quality of the issuer (counterparty and credit risk), fluctuations in the value of foreign currencies (foreign currency exchange risk) and unfavorable changes in interest rates (interest rate risk).

The following is a summary of the fair valuations of the Funds’ financial derivative instruments (not accounted for as hedging instruments under U.S. GAAP) categorized by risk exposure:

Asset Derivatives

Fund	Derivative Type	Interest Rate	Foreign Exchange	Credit	Equity	Total
AllianceBernstein International Value Fund	Forward Foreign Currency Exchange Contracts	$—	$3,806	$—	$—	$3,806
	Futures Contracts	—	—	—	6,488	6,488

	Total Value	$—	$3,806	$—	$6,488	$10,294

BlackRock Internatonal Index Fund	Futures Contracts	$—	$—	$—	$44,504	$44,504

	Total Value	$—	$—	$—	$44,504	$44,504

BlackRock Large Cap Index Fund	Futures Contracts	$—	$—	$—	$63,872	$63,872

	Total Value	$—	$—	$—	$63,872	$63,872

BlackRock Small Cap Index Fund	Futures Contracts	$—	$—	$—	$115,322	$115,322

	Total Value	$—	$—	$—	$115,322	$115,322

Goldman Sachs Mid Cap Value Fund	Futures Contracts	$—	$—	$—	$258,814	$258,814

	Total Value	$—	$—	$—	$258,814	$258,814

BlackRock Inflation Protected Bond Fund	Forward Foreign Currency Exchange Contracts	$—	$179,945	$—	$—	$179,945
	Futures Contracts	1,070,056	—	—	—	1,070,056
	Purchased Option Contracts	1,325,105	—	—	—	1,325,105
	Swap Contracts	160,642	—	—	—	160,642

	Total Value	$2,555,803	$179,945	$—	$—	$2,735,748

Goldman Sachs Short Duration Fund	Futures Contracts	$636,238	$—	$—	$—	$636,238

	Total Value	$636,238	$—	$—	$—	$636,238

PIMCO High Yield Fund	Forward Foreign Currency Exchange Contracts	$—	$57,857	$—	$—	$57,857
	Swap Contracts	—	—	288,201	—	288,201

	Total Value	$—	$57,857	$288,201	$—	$346,058

PIMCO Total Return Fund	Forward Foreign Currency Exchange Contracts	$—	$2,375,872	$—	$—	$2,375,872
	Futures Contracts	675,414	—	—	—	675,414
	Swap Contracts	63,609	—	1,031,246	—	1,094,855

	Total Value	$739,023	$2,375,872	$1,031,246	$—	$4,146,141

Liability Derivatives
Fund	Derivative Type	Interest Rate	Foreign Exchange	Credit	Equity	Total
AllianceBernstein International Value Fund	Forward Foreign Currency Exchange Contracts	$—	$(47,775)	$—	$—	$(47,775)

	Total Value	$—	$(47,775)	$—	$—	$(47,775)

BlackRock Internatonal Index Fund	Futures Contracts	$—	$—	$—	$(721)	$(721)

	Total Value	$—	$—	$—	$(721)	$(721)

BlackRock Inflation Protected Bond Fund	Futures Contracts	$(96,796)	$—	$—	$—	$(96,796)
	Swap Contracts	(1,257,103)	—	—	—	(1,257,103)
	Written Option Contracts	(2,826,986)	—	—	—	(2,826,986)

	Total Value	$(4,180,885)	$—	$—	$—	$(4,180,885)

Goldman Sachs Short Duration Fund	Futures Contracts	$(88,532)	$—	$—	$—	$(88,532)

	Total Value	$(88,532)	$—	$—	$—	$(88,532)

PIMCO High Yield Fund	Forward Foreign Currency Exchange Contracts	$—	$(441,730)	$—	$—	$(441,730)

	Total Value	$—	$(441,730)	$—	$—	$(441,730)

PIMCO Total Return Fund	Forward Foreign Currency Exchange Contracts	$—	$(1,257,236)	$—	$—	$(1,257,236)
	Futures Contracts	(651,239)	—	—	—	(651,239)
	Swap Contracts	(318,017)	—	(157,927)	—	(475,944)
	Written Option Contracts	(2,757,672)	—	—	—	(2,757,672)

	Total Value	$(3,726,928)	$(1,257,236)	$(157,927)	$—	$(5,142,091)

For additional information on the Funds’ policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent Semi-Annual or Annual Report to Shareholders.

NOTE 3 – FEDERAL INCOME TAX COST

The identified cost of investments owned by each Fund for federal income tax purposes was the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at March 31, 2011 were as follows:

		Gross Unrealized		Net Unrealized Appreciation
Fund	Identified Tax Cost	Appreciation	(Depreciation)
AllianceBernstein International Value	$72,975,853	$9,926,047	$2,073,096	$7,852,951
BlackRock International Index	60,563,876	4,493,155	1,042,292	3,450,863
BlackRock Large Cap Index	106,740,870	13,094,476	1,309,485	11,784,991
BlackRock Small Cap Index	160,582,516	34,167,622	3,797,775	30,369,847
Goldman Sachs Mid Cap Value	219,323,373	83,753,769	1,131,726	82,622,043
Columbia Small Cap Value	59,833,746	9,458,794	1,649,379	7,809,415
Davis Venture Value	338,444,987	98,135,803	1,187,666	96,948,137
Invesco Small Cap Growth	28,003,444	9,802,937	197,393	9,605,544
Lord Abbett Growth & Income	436,101,350	126,209,321	1,987,258	124,222,063
WMC Blue Chip Mid Cap	147,329,635	39,989,378	2,133,313	37,856,065
WMC Large Cap Growth	154,882,207	36,469,674	2,636,387	33,833,287
Global Real Estate	199,716,114	62,031,047	2,504,305	59,526,742
Ibbotson Tactical Opportunities	506,805,152	33,618,182	—	33,618,182
Investment Grade Bond	457,108,725	9,376,466	2,828,882	6,547,584

Money Market	186,978,976	—	—	—
BlackRock Inflation Protected Bond	438,558,623	4,760,741	2,349,747	2,410,994
Goldman Sachs Short Duration	1,203,056,388	11,470,047	1,724,882	9,745,165
PIMCO High Yield	166,494,831	17,745,372	657,501	17,087,871
PIMCO Total Return	913,608,392	17,819,787	1,187,440	16,632,347
Ibbotson Balanced	1,494,141,611	160,039,047	—	160,039,047
Ibbotson Conservative	736,754,380	71,799,170	—	71,799,170
Ibbotson Growth	534,083,924	86,757,371	—	86,757,371

NOTE 4 – INVESTMENT TRANSACTIONS IN WRITTEN OPTIONS, SWAPTIONS AND FORWARD VOLATILITY AGREEMENTS

Transactions in all types of options written during the three months ended March 31, 2011 were as follows:

BlackRock Inflation Protected Bond Fund	Number of Contracts	Notional Par	Premium Amount
Beginning of period	—	$31,400,000	$1,282,390
Written	794	37,800,000	1,826,847
Bought back	—	—	—
Expired	—	—	—
Exercised	—	—	—

End of period	794	$69,200,000	$3,109,237

PIMCO Total Return Fund	Number of Contracts	Notional Par	Premium Amount
Beginning of period	368	$190,700,000	$1,879,431
Written	216	40,800,000	282,002
Bought back	—	—	—
Expired	(78)	(12,200,000)	(75,935)
Exercised	—	—	—

End of period	506	$219,300,000	$2,085,498

NOTE 5 – SUBSEQUENT EVENTS

Effective May 1, 2011, MFS was appointed as subadviser to the Sun Capital Global Real Estate Fund. There was no change to the Fund’s name, investment goal or investment strategy as a result of this change.

Other Information

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is also available on the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov; and available for review and copying at the SEC’s Public Reference Room in Washington, D.C. Information about the operations of the Public Reference Room may be obtained by calling 800-SEC-0330.

Item 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the quarter ended March 31, 2011 that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SUN CAPITAL ADVISERS TRUST

By (Signature and Title)*	/s/ JOHN T. DONNELLY
John T. Donnelly, President

Date: May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JOHN T. DONNELLY
John T. Donnelly, President
(Chief Executive Officer)

Date May 27, 2011

By (Signature and Title)*	/s/ LENA METELITSA
Lena Metelitsa, Treasurer
(Chief Financial Officer)

Date: May 27, 2011

*	Print name and title of each signing officer under his or her signature.